                                                              File Nos. 33-39702
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 36

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 89

                            SEPARATE ACCOUNT VA-K OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office

        Sarah M. Patterson, Vice President, Assistant General Counsel and
                              Assistant Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (860) 325-1538
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2015 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f- 2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2014 and was filed before March 30, 2015.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                                                     CAPTION IN PROSPECTUSES
-----------------   ----------------------------------------------------------------------------------------------------------------
1                   Cover Page

2                   Special Terms

3                   Prospectus A:    Summary of Fees and Expenses; Summary of the Policy Features
                    Prospectus B:    Summary of Fees and Expenses; Summary of the Contract Features

4                   Condensed Financial Information;

5                   Prospectus A:    Description of the Companies, the Separate Account and the Underlying Investment Companies

                    Prospectus B:    Description of the Companies, the Variable Accounts and the Underlying Investment Companies

6                   Charges and Deductions

7                   Prospectus A:    The Variable Annuity Policies
                    Prospectus B:    Description of the Contract

8                   Prospectus A:    The Variable Annuity Policies
                    Prospectus B:    Electing the Form of Annuity and the Annuity Date; Description of Variable Annuity Payout
                    Options; Annuity Benefit Payments

9                   Death Benefit

10                  Prospectus A:    Purchase Payments; Computation of Policy Values and Annuity Payments
                    Prospectus B:    Payments; Computation of Values; Distribution

11                  Prospectus A:    Surrender; Partial Redemption
                    Prospectus B:    Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal Without Surrender
                    Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

FORM N-4 ITEM NO.                                 CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------------------------------------------------------------------------
14                  Statement of Additional Information - Table of Contents

15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

20                  Underwriters

21                  Performance Information

22                  Annuity Benefit Payments

23                  Financial Statements

               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                         SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy (Form A3018-91) issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Information specific to ExecAnnuity Plus '91 (A3018-91) is set forth in Appendix C. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated May 1, 2015 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
SHARES)                                           INSURANCE FUNDS) (SERIES II SHARES)
Goldman Sachs VIT Core Fixed Income Fund          Invesco V.I. Mid Cap Growth Fund
Goldman Sachs VIT Equity Index Fund               Invesco V.I. Value Opportunities Fund
Goldman Sachs VIT Global Trends Allocation        AB VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Fund                                              AB VPS Growth and Income Portfolio
Goldman Sachs VIT Growth Opportunities Fund       AB VPS Large Cap Growth Portfolio
Goldman Sachs VIT High Quality Floating Rate      AB VPS Small/Mid-Cap Value Portfolio
Fund                                              AB VPS Value Portfolio
Goldman Sachs VIT Mid Cap Value Fund              DELAWARE VIP TRUST
Goldman Sachs VIT Money Market Fund               Delaware VIP International Value Equity Series
Goldman Sachs VIT Strategic Growth Fund           DELAWARE VIP TRUST (SERVICE CLASS)
Goldman Sachs VIT Strategic International Equity  Delaware VIP Smid Cap Growth Series
Fund                                              DEUTSCHE VARIABLE SERIES I (CLASS A)
Goldman Sachs VIT U.S. Equity Insights Fund       Deutsche Capital Growth VIP
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE    CONTINUED ON NEXT PAGE
INSURANCE FUNDS) (SERIES I SHARES)
Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.


                              DATED MAY 1, 2015

DEUTSCHE VARIABLE SERIES II                          JANUS ASPEN SERIES (SERVICE SHARES)
Deutsche Large Cap Value VIP                         Janus Aspen Janus Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS           MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
Fidelity VIP Asset Manager(SM) Portfolio             MFS(R) Mid Cap Growth Series
Fidelity VIP Equity-Income Portfolio                 MFS(R) New Discovery Series
Fidelity VIP Growth Portfolio                        MFS(R) Total Return Series
Fidelity VIP High Income Portfolio                   MFS(R) Utilities Series
Fidelity VIP Overseas Portfolio                      OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE  SHARES)
CLASS 2)                                             Oppenheimer Capital Appreciation Fund/VA
Fidelity VIP Contrafund(R) Portfolio                 Oppenheimer Conservative Balanced Fund/VA
Fidelity VIP Growth Opportunities Portfolio          Oppenheimer Global Fund/VA
Fidelity VIP Mid Cap Portfolio                       Oppenheimer Global Strategic Income Fund/VA
Fidelity VIP Value Strategies Portfolio              Oppenheimer Main Street Fund(R)/VA
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS       PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
TRUST (CLASS 2)                                      Pioneer Emerging Markets VCT Portfolio
Franklin Growth and Income VIP Fund                  Pioneer Real Estate Shares VCT Portfolio
Franklin Large Cap Growth VIP Fund                   T. ROWE PRICE INTERNATIONAL SERIES, INC.
Franklin Small-Mid Cap Growth VIP Fund               T. Rowe Price International Stock Portfolio
Franklin Mutual Shares VIP Fund
Templeton Foreign VIP Fund


Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Account that invest in the underlying funds listed below:


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                              TABLE OF CONTENTS

SPECIAL TERMS.............................................................    4
SUMMARY OF FEES AND EXPENSES..............................................    5
SUMMARY OF THE POLICY FEATURES............................................    9
PERFORMANCE INFORMATION...................................................   12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
  UNDERLYING FUNDS........................................................   14
INVESTMENT OBJECTIVES AND POLICIES........................................   16
WHAT IS AN ANNUITY?.......................................................   20
CHARGES AND DEDUCTIONS....................................................   21
  SURRENDER CHARGE........................................................   21
  PREMIUM TAXES...........................................................   24
  POLICY FEE..............................................................   24
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY
  PAYOUT (M-GAP) RIDER....................................................   24
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS..........................   25
THE VARIABLE ANNUITY POLICIES.............................................   26
  DISRUPTIVE TRADING......................................................   26
  PURCHASE PAYMENTS.......................................................   27
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY...........................   28
  RIGHT TO CANCEL ALL OTHER POLICIES......................................   28
  TELEPHONE TRANSACTION PRIVILEGE.........................................   28
  TRANSFER PRIVILEGE......................................................   29
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS...........   29
  SURRENDER...............................................................   30
  PARTIAL REDEMPTION......................................................   30
  DEATH BENEFIT...........................................................   31
  THE SPOUSE OF THE OWNER AS BENEFICIARY..................................   32
  ASSIGNMENT..............................................................   32
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.......................   33
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS..........................   34
  NORRIS DECISION.........................................................   35
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS...............   35
FEDERAL TAX CONSIDERATIONS................................................   38
LOANS (QUALIFIED POLICIES ONLY)...........................................   47
STATEMENTS AND REPORTS....................................................   47
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.........................   48
VOTING RIGHTS.............................................................   49
CHANGES TO COMPLY WITH LAW AND AMENDMENTS.................................   49
DISTRIBUTION..............................................................   49
LEGAL MATTERS.............................................................   50
FURTHER INFORMATION.......................................................   50
APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT....................  A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION...............................  B-1
APPENDIX C--POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)............  C-1
APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED
  ANNUITY PAYOUT (M-GAP) RIDER............................................  D-1


                    STATEMENT OF ADDITIONAL INFORMATION
                             TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................    3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE COMPANY.............    5
SERVICES.................................................................    5
UNDERWRITERS.............................................................    6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION...............    7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..............    8
PERFORMANCE INFORMATION..................................................    9
STATE PREMIUM TAX CHART..................................................   15
FINANCIAL STATEMENTS.....................................................   15
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY AND SEPARATE ACCOUNT VA-K......................................  F-1

                                SPECIAL TERMS

ACCUMULATED VALUE:    the total value of all Accumulation Units in the
Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT:    a unit of measure used to calculate the value of a
Sub-Account before annuity payments begin.

ANNUITANT:    the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE:    the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT:    a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY:    unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS:    the Accumulated Value reduced by total payments not
previously withdrawn.

FIXED ANNUITY PAYOUT:    an annuity payout option providing for payments which
remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT:    all the assets of the Company other than those held in a
Separate Account.

SEPARATE ACCOUNT:    Separate Account VA-K of the Company. Separate Account
VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.


SERVICE OFFICE:    Se(2), LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.


SUB-ACCOUNT:    a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE:    the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.

VALUATION DATE:    a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD:    The time span between the close of trading on the New York
Stock Exchange from one Valuation Date to the next.

VARIABLE ANNUITY PAYOUT:    an annuity payout option providing for payments
varying in amount in accordance with the investment experience of certain Underlying Funds.

                        SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.



                                   TABLE I
                         OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.


                                                                                 MAXIMUM CHARGE
                                                                          -----------------------------
          SURRENDER CHARGE(1):
          (as a percentage of payments withdrawn).......................              8.0%

          TRANSFER CHARGE(2):...........................................        $0 on the first 12
                                                                               transfers in a Policy
                                                                                year. Up to $25 for
                                                                               subsequent transfers


           -------------------
           (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received.

             COMPLETE YEARS FROM DATE OF PAYMENT                             CHARGE
             --------------------------------------------------------------  -------
             0-2...........................................................    8%
             3.............................................................    7%
             4.............................................................    6%
             5.............................................................    5%
             6.............................................................    4%
             7.............................................................    3%
             8.............................................................    2%
             9.............................................................    1%
             Thereafter....................................................    0%

           (2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                  TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:


           ANNUAL POLICY FEE:(1)...............................................................   $30

           ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
           (on an annual basis as percentage of average daily net assets)
                Mortality and Expense Risk Charge:.............................................  1.25%
                Administrative Expense Charge:.................................................  0.20%
                                                                                                 ------
                Total Annual Expenses:.........................................................  1.45%

           OPTIONAL RIDER CHARGES:
             The charge on an annual basis as a percentage of the Accumulated Value is:
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2)...................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period(2)...............................................  0.15%


           -------------------
           (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

           (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

                                  TABLE III
           TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


The table below shows the minimum and maximum expenses of the Funds during 2014. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.




TOTAL ANNUAL FUND OPERATING EXPENSES                     MINIMUM                            MAXIMUM
----------------------------------------       ---------------------------        ---------------------------
Expenses that are deducted from                 Annual charge of 0.50% of           Annual charge of 1.87%
Underlying Fund assets, including               average daily net assets          of average daily net assets
management fees, distribution and/or
service (12b-1) fees and other expenses.




------------------------------
The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.



EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $1,094  $1,765   $2,355    $3,880


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........    $364   $1,109   $1,873    $3,880


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $945    $1,316   $1,578    $2,327

(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $203     $627    $1,078    $2,327


                       SUMMARY OF THE POLICY FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.


INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.


TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.



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

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.


CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.


PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.


CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE.    No sales charge is deducted from purchase payments at the
time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE.    During the accumulation phase, a Policy Fee equal to the
lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES.    A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES.    The Company will deduct a daily charge,
equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE.    The Company currently makes no charge for transfers. The
Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND.    In addition to the charges described above,
each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.


SURRENDER OR PARTIAL REDEMPTION

At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX
CONSIDERATIONS.


DEATH BENEFIT

If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives due proof of death;

(b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions; or

(c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date.

Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                           PERFORMANCE INFORMATION

The Company first offered ExecAnnuity Plus '93 in 1993. The Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage. The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in a Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad- based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"),

Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

              DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                          AND THE UNDERLYING FUNDS

THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is a life insurance company organized under the laws of Delaware in July 1974. Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company. Prior to December 30, 2005, the Company was an indirect wholly-owned subsidiary of The Hanover Insurance Group ("THG"). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.



Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT.    The Company maintains a separate account called
Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS.    Each Sub-Account invests in a corresponding investment
portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                     INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.


GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND--seeks total return while seeking to provide volatility management. This Fund was formerly as Goldman Sachs Global Markets Navigator Fund.


GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.


GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND--The Fund seeks long-term growth of capital and dividend income.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)
ADVISER: INVESCO ADVISERS, INC.

INVESCO V.I. AMERICAN FRANCHISE FUND--The Fund's investment objective is to seek capital growth.

INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital.

INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is long-term growth of capital.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)
ADVISER: INVESCO ADVISERS, INC.

INVESCO V.I. MID CAP GROWTH FUND--The Fund's investment objective is to seek capital growth.

INVESCO V.I. VALUE OPPORTUNITIES FUND--The Fund's investment objective is long-term growth of capital.

AB VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)


ADVISER: ALLIANCEBERNSTEIN L.P.



AB VPS GROWTH AND INCOME PORTFOLIO--The Portfolio's investment objective is long-term growth of capital. This Porfolio was formerly known as AllianceBernstein VPS Growth and Income Portfolio



AB VPS LARGE CAP GROWTH PORTFOLIO--The Portfolio's investment objective is long-term growth of capital. This Porfolio was formerly known as AllianceBernstein VPS Large Cap Growth Portfolio.



AB VPS SMALL/MID-CAP VALUE PORTFOLIO--The Portfolio's investment objective is long-term growth of capital. This Porfolio was formerly known as AllianceBernstein VPS Small/Mid-Cap Value Portfolio.



AB VPS VALUE PORTFOLIO--The Portfolio's investment objective is long-term growth of capital. This Porfolio was formerly known as AllianceBernstein VPS Value Portfolio.



DELAWARE VIP TRUST (STANDARD CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal.


DELAWARE VIP TRUST (SERVICE CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation.



DEUTSCHE VARIABLE SERIES I

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DEUTSCHE CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500(R) Index (generally 500 of the largest companies in the U.S.) or the Russell 1000(R) Growth Index (generally those stocks among the 1,000 largest U.S. companies that have relatively higher price-to-earnings ratios and higher forecasted growth). This Fund was formerly known as DWS Capital Growth VIP.




DEUTSCHE VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DEUTSCHE LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000(R) Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities. This Fund was formerly known as DWS Large Cap Value VIP.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")


FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500(R) Index. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks a high level of current income, while also considering growth of capital. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.




FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")


FIDELITY VIP CONTRAFUND(R) PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--The fund seeks to provide capital growth. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISERS:  FRANKLIN ADVISERS, INC.--  FRANKLIN LARGE CAP GROWTH VIP FUND,
                                      FRANKLIN GROWTH AND INCOME VIP FUND, AND
                                      FRANKLIN SMALL-MID CAP GROWTH VIP FUND

          FRANKLIN MUTUAL ADVISERS, LLC--FRANKLIN MUTUAL SHARES VIP FUND TEMPLETON INVESTMENT COUNSEL, LLC--TEMPLETON FOREIGN VIP FUND


FRANKLIN GROWTH AND INCOME VIP FUND--seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.



FRANKLIN LARGE CAP GROWTH VIP FUND--seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.



FRANKLIN MUTUAL SHARES VIP FUND--seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.



FRANKLIN SMALL-MID CAP GROWTH VIP FUND-- seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.



TEMPLETON FOREIGN VIP FUND--seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.



JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT

MFS(R) MID CAP GROWTH SERIES--seeks capital appreciation.

MFS(R) NEW DISCOVERY SERIES--seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES--seeks total return.

MFS(R) UTILITIES SERIES--seeks total return.


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OFI GLOBAL ASSET MANAGEMENT, INC.
SUB-ADVISER: OPPENHEIMERFUNDS, INC.


OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation.



OPPENHEIMER CONSERVATIVE BALANCED FUND/VA--seeks total return. This Fund was formerly known as Oppenheimer Capital Income Fund/VA.



OPPENHEIMER GLOBAL FUND/VA--seeks capital appreciation.


OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--seeks total return.

OPPENHEIMER MAIN STREET FUND(R)/VA--seeks capital appreciation.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--long-term growth of capital. Current income is a secondary objective. AEW Capital Management, L.P., is a sub-adviser for the fund.


T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE ASSOCIATES, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks to provide long-term growth of capital by investing primarily in the common stocks of established non-U.S. companies The sub-adviser is T. Rowe Price International Ltd.


PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                             WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                           CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.


SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments--purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--purchase payments invested in the Policy for more than nine years; and

(3)  the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:

     All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who resided in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION.    If a Policy is surrendered, or
if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:


                                                                   CHARGE AS PERCENTAGE OF
         YEARS FROM DATE OF PAYMENT TO DATE OF WITHDRAWAL          NEW PAYMENTS WITHDRAWN
         -------------------------------------------------------  ------------------------
         0-2....................................................             8%
         3......................................................             7%
         4......................................................             6%
         5......................................................             5%
         6......................................................             4%
         7......................................................             3%
         8......................................................             2%
         9......................................................             1%
         more than 9............................................             0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS.    In each calendar year, the Company will waive the
surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:    100% of Cumulative Earnings (calculated as the Accumulated
                 Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

Where (2) is:    10% of the Accumulated Value as of the Valuation Date
                 coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

Where (3) is:    The amount calculated under the Company's life expectancy
                 distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution
                 (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS.    Each calendar year prior to the Annuity Date,
an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code
Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS.    In the case of a complete surrender, the amount received by the
Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN.    If the Owner chooses a
period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE.    The Company paid sales commissions, not to exceed 6% of
initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the

Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.


POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:


     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
       waiting period                                                                   0.25%

     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
       waiting period                                                                   0.15%

FOR A DESCRIPTION OF THIS RIDER, SEE "APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE.    The Company assesses a daily charge
against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE.    The Company assesses each Sub-Account with a
daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE.    The Company currently makes no charge for transfers. The
Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES.    Because the Sub-Accounts purchase shares of the Underlying
Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                        THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

      - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Service Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Service Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs VIT Money Market Fund.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the Service Office, of se(2), Inc., (an affiliate of Security Benefit Life Insurance Company), located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE

Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account may be subject to the restrictions set forth under APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION.    The Owner may elect
automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Goldman Sachs VIT Government Income Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

AUTOMATIC ACCOUNT REBALANCING OPTION.    The Owner may request automatic
rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage



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
allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS.    The Company reserves the right to limit the number of
Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.


SURRENDER

At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value.

The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Service Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.


PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms.



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You may obtain Company forms by calling 1-800-533-7881. You may also obtain a
Company withdrawal form at our Company web site: HTTPS://CWANNUITY.SE2.COM.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Service Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Service Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."


DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Service Office;

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals; or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the


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
death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Service Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Service Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Service Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.


THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.


ASSIGNMENT

The Policy provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee


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
appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.



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

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT U.S. Equity Insights Fund, and the Goldman Sachs VIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED.    A
variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III--UNIT REFUND VARIABLE LIFE ANNUITY.    A variable annuity payable
periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

     Where:    (1)   is the dollar amount of the Accumulated Value divided by
                     the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

               (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A--JOINT AND SURVIVOR VARIABLE LIFE ANNUITY.    A variable annuity
payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY.    A variable
annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC
NUMBER OF YEARS).    A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for


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
mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice.


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on (1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.


COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT.    Each net purchase payment is allocated to the
investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE.    At each Valuation Date an adjusted gross
investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR.    The net investment rate for a
Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account


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
for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT.    The amount of
the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     -  For life annuity options the dollar amount is determined by multiplying
        (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT.    On and after the Annuity Date, the Annuity Unit is a
measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period. The assumed interest rate is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS.    The dollar amount of the first
variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS.    The dollar
amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with


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
respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.




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

                         FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual;

      - Separate Account investments must be "adequately diversified";

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



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
DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT.    The right of a spouse to continue the
Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.



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TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

      - if distributed in a lump sum is taxed like a full withdrawal, or

      - if distributed under an Annuity Option is taxed like annuity payments.




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

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2;

      - received due to your disability;

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.



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D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2;

      - received after your death or because of your disability; or

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.



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

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").


Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.


SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible;

      - "qualified distributions" from a Roth IRA are excludable from income;

      - mandatory distribution rules do not apply before death;

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

      - special eligibility requirements apply; and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order


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
to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.



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
Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2015, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.



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

4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.




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

                       LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your TSA or qualified plan.


                           STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.





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

              ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5)  to change the methodology for determining the net investment factor;

(6)  to change the names of the Separate Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.


                  CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.


                                DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of Global Atlantic (Fin) Company.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

                                LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      - the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                             FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                 APPENDIX A

                 MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT.    Transfers to or from the Fixed
Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                 APPENDIX B

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2014.



                                                                                YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                          2014    2013    2012    2011     2010    2009    2008     2007    2006    2005
-------------------------------------------------  -------  ------  ------  -------  ------  ------  ------  -------  ------  ------

GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................    2.570   2.644   2.514    2.385   2.258   1.998   2.217    2.107   2.051   2.044
  End of Period..................................    2.675   2.570   2.644    2.514   2.385   2.258   1.998    2.217   2.107   2.051
Number of Units Outstanding at End of Period (in
thousands).......................................   10,603  12,036  13,486   15,765  18,836  21,410  25,230   35,535  43,089  53,146
GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................    4.967   3.823   3.358    3.348   2.956   2.376   3.842    3.702   3.253   3.162
  End of Period..................................    5.542   4.967   3.823    3.358   3.348   2.956   2.376    3.842   3.702   3.253
Number of Units Outstanding at End of Period (in
thousands).......................................   13,567  15,338  16,918   19,613  22,191  25,377  29,956   37,356  48,997  66,358
GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR
   FUND (SERVICE SHARES) ON APRIL 30, 2015; INVESTMENT OPTION ADDED ON
   MAY 22, 2012)
Unit Value:
  Beginning of Period............................    1.172   1.047     N/A      N/A     N/A     N/A     N/A      N/A     N/A     N/A
  End of Period..................................    1.201   1.172   1.047      N/A     N/A     N/A     N/A      N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................       62       8      10      N/A     N/A     N/A     N/A      N/A     N/A     N/A
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................    6.370   4.889   4.154    4.389   3.731   2.387   4.093    3.479   3.339   2.954
  End of Period..................................    6.974   6.370   4.889    4.154   4.389   3.731   2.387    4.093   3.479   3.339
Number of Units Outstanding at End of Period (in
thousands).......................................    4,926   5,710   6,560    7,385   8,745  10,148  12,410   15,605  21,026  30,692
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT GOVERNMENT INCOME FUND
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period............................    2.284   2.308   2.278    2.174   2.097   1.999   1.966    1.859   1.813   1.811
  End of Period..................................    2.248   2.284   2.308    2.278   2.174   2.097   1.999    1.966   1.859   1.813
Number of Units Outstanding at End of Period (in
thousands).......................................    5,759   6,797   7,815    9,208  12,089  13,502  17,980   21,540  25,119  31,920
GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................    6.070   4.646   3.989    4.334   3.527   2.695   4.356    4.284   3.767   3.566
  End of Period..................................    6.777   6.070   4.646    3.989   4.334   3.527   2.695    4.356   4.284   3.767
Number of Units Outstanding at End of Period (in
thousands).......................................    6,063   6,912   7,939    9,291  10,849  13,005  15,595   20,393  26,246  32,822


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013    2012     2011     2010    2009     2008     2007    2006     2005
----------------------------------------------  ------  -------  -------  ------  -------  -------  ------  -------  -------  ------

GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................   1.415    1.436    1.457   1.478    1.500    1.520   1.508    1.458    1.413   1.396
  End of Period...............................   1.395    1.415    1.436   1.457    1.478    1.500   1.520    1.508    1.458   1.413
Number of Units Outstanding at End of Period
(in thousands)................................  13,394   15,235   16,132  18,260   21,625   22,501  31,904   33,323   38,290  48,947
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT CAPITAL GROWTH FUND
   (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................   3.168    2.435    2.066   2.158    1.982    1.363   2.383    2.198    2.044   1.931
  End of Period...............................   3.540    3.168    2.435   2.066    2.158    1.982   1.363    2.383    2.198   2.044
Number of Units Outstanding at End of Period
(in thousands)................................  15,856   17,975   20,317  23,167   26,381   30,601  36,291   44,312   56,681  74,016
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................   2.037    1.671    1.402   1.677    1.546    1.222   2.300    2.164    1.807   1.632
  End of Period...............................   1.853    2.037    1.671   1.402    1.677    1.546   1.222    2.300    2.164   1.807
Number of Units Outstanding at End of Period
(in thousands)................................  11,655   12,688   14,436  16,723   18,878   21,903  26,553   33,576   43,581  67,004
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period.........................   3.788    2.801    2.490   2.432    2.192    1.840   2.969    3.066    2.761   2.643
  End of Period...............................   4.337    3.788    2.801   2.490    2.432    2.192   1.840    2.969    3.066   2.761
Number of Units Outstanding at End of Period
(in thousands)................................  11,198   13,020   14,660  16,435   19,032   21,814  25,317   31,767   40,398  49,770
AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
   ON MAY 1, 2006; NAME CHANGE TO THE INVESCO V.I. CAPITAL APPRECIATION
   FUND (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    0.724   0.695
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   0.724
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A  23,935
AIM V.I. BLUE CHIP FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. LARGE CAP GROWTH FUND (SERIES I SHARES)
   ON JUNE 12, 2006; NAME CHANGED TO THE INVESCO V.I. LARGE CAP GROWTH
   FUND (SERIES I SHARES) ON APRIL 30, 2010; NAME CHANGED TO THE
   INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES)
   ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    0.811   0.795
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   0.811
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   4,592


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013     2012    2011     2010     2009    2008     2007    2006     2005
----------------------------------------------  -------  ------  -------  -------  ------  -------  ------   ------  -------  ------

AIM V.I. CORE STOCK FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES) ON
   MAY 1, 2006; NAME CHANGE TO THE INVESCO V.I. CORE EQUITY FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    0.700   0.672
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   0.700
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  16,096
AIM V.I. PREMIER EQUITY FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES) ON
   MAY 1, 2006; NAME CHANGED TO THE INVESCO V.I. CORE EQUITY FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    0.700   0.672
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   0.700
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  16,096
AIT CORE EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND ON
   JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN SACHS VIT STRUCTURED
   U.S. EQUITY FUND (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    2.761   2.643
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   2.761
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  49,040
AIT EQUITY INDEX FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
   ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    3.253   3.162
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   3.253
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  66,358
AIT GOVERNMENT BOND FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT GOVERNMENT INCOME FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    1.813   1.811
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   1.813
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  31,920


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013     2012    2011     2010    2009     2008     2007    2006     2005
----------------------------------------------  -------  ------  -------  ------   ------  -------  ------  -------  ------   ------

AIT MONEY MARKET FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT MONEY MARKET FUND
   (SERVICE SHARES) JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A   1.413    1.396
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A    1.413
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A   48,947
AIT SELECT AGGRESSIVE GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES) ON
   APRIL 17, 2003; NAME CHANGED TO THE GOLDMAN SACHS VIT CAPITAL
   GROWTH FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE
   GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
AIT SELECT CAPITAL APPRECIATION FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A   3.339    2.954
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A    3.339
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A   30,692
AIT SELECT EMERGING MARKETS (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INTERNATIONAL EQUITY (SERVICE SHARES) ON
   APRIL 30, 2003; MERGED INTO THE GOLDMAN SACHS VIT INTERNATIONAL
   EQUITY FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE
   GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2007)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
AIT SELECT GROWTH & INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT EQUITY INDEX FUND (SERVICE SHARES) ON APRIL 25,
   2003; MERGED INTO THE GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE
   SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013    2012     2011     2010    2009     2008     2007    2006     2005
----------------------------------------------  ------   ------  -------  ------   ------  -------  ------   ------  -------  ------

AIT SELECT GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT CAPITAL GROWTH FUND (SERVICE
   SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE GSVIT STRATEGIC
   GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    2.044   1.931
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   2.044
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A  74,016
AIT SELECT INTERNATIONAL EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND
   (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN
   SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    1.807   1.632
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   1.807
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A  67,004
AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT CORE FIXED INCOME FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    2.051   2.044
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   2.051
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A  53,146
AIT SELECT STRATEGIC GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES) ON APRIL 17
   2003; MERGED INTO THE GOLDMAN SACHS VIT CAPITAL GROWTH FUND (SERVICE
   SHARES) ON JANUARY 9, 2009; NAME CHANGED TO THE GOLDMAN SACHS VIT
   STRATEGIC GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT STRATEGIC INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE
   SHARES) ON APRIL 22, 2003; MERGED INTO THE GOLDMAN SACHS VIT CORE
   FIXED INCOME FUND (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------------------
SUB-ACCOUNT                                       2014     2013    2012     2011    2010     2009    2008     2007    2006     2005
-----------------------------------------------  ------  -------  ------  -------  ------  -------  ------   ------  ------   ------

AIT SELECT VALUE OPPORTUNITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE
   SHARES) ON JANUARY 9, 2009)
Unit Value:
  Beginning of Period..........................     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A     N/A    3.566
  End of Period................................     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A     N/A    3.767
Number of Units Outstanding at End of Period
(in thousands).................................     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A     N/A   32,822
AB VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   1.723    1.299   1.124    1.076   0.968    0.816   1.396    1.351   1.172    1.137
  End of Period................................   1.856    1.723   1.299    1.124   1.076    0.968   0.816    1.396   1.351    1.172
Number of Units Outstanding at End of Period
(in thousands).................................   7,954    9,923  11,610   12,978  16,216   19,640  24,100   32,141  42,209   48,414
AB VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   0.921    0.682   0.596    0.626   0.578    0.428   0.721    0.644   0.658    0.581
  End of Period................................   1.034    0.921   0.682    0.596   0.626    0.578   0.428    0.721   0.644    0.658
Number of Units Outstanding at End of Period
(in thousands).................................  10,054   11,617  13,649   16,454  19,756   23,019  29,012   40,336  55,573   76,799
AB VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
   PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   2.523    1.860   1.593    1.769   1.418    1.009   1.593    1.592   1.415    1.346
  End of Period................................   2.709    2.523   1.860    1.593   1.769    1.418   1.009    1.593   1.592    1.415
Number of Units Outstanding at End of Period
(in thousands).................................   1,849    2,242   2,577    3,196   3,514    4,131   4,626    5,674   6,563    6,354
AB VPS VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO (CLASS B) ON
   MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   1.541    1.145   1.006    1.061   0.966    0.810   1.393    1.475   1.237    1.190
  End of Period................................   1.682    1.541   1.145    1.006   1.061    0.966   0.810    1.393   1.475    1.237
Number of Units Outstanding at End of Period
(in thousands).................................     635      719     833    1,159   1,334    1,597   1,867    2,492   3,145    4,468
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..........................   3.384    2.796   2.463    2.921   2.672    2.013   3.547    3.420   2.808    2.524
  End of Period................................   3.046    3.384   2.796    2.463   2.921    2.672   2.013    3.547   3.420    2.808
Number of Units Outstanding at End of Period
(in thousands).................................   4,193    4,650   5,161    5,857   6,574    7,713   9,295   11,983  15,137   18,929


                                                                                YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                         2014     2013    2012    2011     2010    2009    2008     2007    2006    2005
-------------------------------------------------  -------  ------  ------  -------  ------  ------  ------  -------  ------  ------

DELAWARE VIP SMID CAP GROWTH SERIES (SERVICE CLASS)
(NAME CHANGED FROM THE DELAWARE VIP GROWTH OPPORTUNITIES SERIES
   (SERVICE CLASS) ON MARCH 22, 2010)
Unit Value:
  Beginning of Period............................    1.857   1.336   1.225    1.152   0.859   0.601   1.029    0.926   0.886   0.809
  End of Period..................................    1.882   1.857   1.336    1.225   1.152   0.859   0.601    1.029   0.926   0.886
Number of Units Outstanding at End of Period (in
thousands).......................................    2,033   2,269   2,822    2,636   2,809   3,101   3,411    4,013   5,306   7,033
DEUTSCHE CAPITAL GROWTH VIP (CLASS A)
(DWS TECHNOLOGY VIP (CLASS A) MERGED INTO THIS FUND ON APRIL 29, 2011;
   NAME CHANGED FROM THE DWS CAPITAL GROWTH VIP (CLASS A) ON
   AUGUST 11, 2014)
Unit Value:
  Beginning of Period............................    0.713   0.537   0.470      N/A     N/A     N/A     N/A      N/A     N/A     N/A
  End of Period..................................    0.793   0.713   0.537    0.470     N/A     N/A     N/A      N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................    3,724   4,201   4,750    5,561     N/A     N/A     N/A      N/A     N/A     N/A
DWS DREMAN FINANCIAL SERVICES VIP (CLASS A)
(MERGED INTO THE DWS DREMAN HIGH RETURN EQUITY SERVICES VIP
   (CLASS A) ON SEPTEMBER 15, 2006; NAME CHANGED TO THE DWS STRATEGIC
   VALUE VIP (CLASS A) ON JUNE 1, 2009; NAME CHANGED TO THE DWS LARGE
   CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period............................      N/A     N/A     N/A      N/A     N/A     N/A     N/A      N/A     N/A
  End of Period..................................      N/A     N/A     N/A      N/A     N/A     N/A     N/A      N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A     N/A     N/A      N/A     N/A     N/A     N/A      N/A     N/A
DEUTSCHE LARGE CAP VALUE VIP (CLASS A)
(DWS STRATEGIC VALUE VIP (CLASS A) MERGED INTO THIS FUND ON
   APRIL 29, 2011; NAME CHANGED FROM THE DWS LARGE CAP VALUE
   VIP (CLASS A) ON AUGUST 11, 2014)
Unit Value:
  Beginning of Period............................    1.550   1.202   1.111      N/A     N/A     N/A     N/A      N/A     N/A     N/A
  End of Period..................................    1.691   1.550   1.202    1.111     N/A     N/A     N/A      N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      649     748     807      849     N/A     N/A     N/A      N/A     N/A     N/A
DWS STRATEGIC VALUE VIP (CLASS A)
(MERGED INTO THE DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period............................      N/A     N/A     N/A    1.123   1.013   0.820   1.541    1.593   1.412   1.433
  End of Period..................................      N/A     N/A     N/A      N/A   1.123   1.013   0.820    1.541   1.593   1.412
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A     N/A     N/A      N/A   1,036   1,191   1,415    1,861   2,631   4,114


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2014     2013     2012     2011     2010     2009     2008     2007     2006     2005
-------------------------------------------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

DWS TECHNOLOGY VIP (CLASS A)
(MERGED INTO THE DWS CAPITAL GROWTH VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................     N/A      N/A      N/A    0.500    0.427    0.270    0.510    0.453    0.456    0.446
  End of Period............................     N/A      N/A      N/A      N/A    0.500    0.427    0.270    0.510    0.453    0.456
Number of Units Outstanding at End of
Period (in thousands)......................     N/A      N/A      N/A      N/A    6,419    7,333    8,137   10,107   14,478   19,054
EATON VANCE VT FLOATING-RATE INCOME FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON NOVEMBER 15, 2010)
Unit Value:
  Beginning of Period......................   1.306    1.276    1.206    1.194    1.110    0.780    1.087    1.085    1.044    1.020
  End of Period............................   1.294    1.306    1.276    1.206    1.194    1.110    0.780    1.087    1.085    1.044
Number of Units Outstanding at End of
Period (in thousands)......................   3,165    3,227    3,168    4,154    3,744    3,475    2,972    4,733    6,715    6,972
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................   2.757    2.418    2.181    2.271    2.017    1.585    2.257    1.982    1.874    1.828
  End of Period............................   2.875    2.757    2.418    2.181    2.271    2.017    1.585    2.257    1.982    1.874
Number of Units Outstanding at End of
Period (in thousands)......................   4,879    5,083    5,590    6,496    7,258    9,042    9,493   11,467   14,627   18,873
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period......................   2.168    1.680    1.468    1.532    1.329    0.996    1.763    1.525    1.389    1.208
  End of Period............................   2.385    2.168    1.680    1.468    1.532    1.329    0.996    1.763    1.525    1.389
Number of Units Outstanding at End of
Period (in thousands)......................   6,906    7,827    8,713   10,868   12,554   14,305   17,306   20,729   26,940   29,669
FIDELITY VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................   5.566    4.408    3.813    3.831    3.376    2.631    4.656    4.653    3.928    3.765
  End of Period............................   5.964    5.566    4.408    3.813    3.831    3.376    2.631    4.656    4.653    3.928
Number of Units Outstanding at End of
Period (in thousands)......................  11,923   13,582   15,181   17,546   20,448   23,529   27,981   35,001   44,306   58,900
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period......................   1.275    0.941    0.800    0.796    0.654    0.456    1.032    0.852    0.823    0.768
  End of Period............................   1.407    1.275    0.941    0.800    0.796    0.654    0.456    1.032    0.852    0.823
Number of Units Outstanding at End of
Period (in thousands)......................   1,390    2,592    3,184    2,473    2,600    2,494    2,743    2,892    3,464    4,224
FIDELITY VIP GROWTH PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................   5.272    3.924    3.472    3.516    2.873    2.272    4.365    3.488    3.313    3.177
  End of Period............................   5.783    5.272    3.924    3.472    3.516    2.873    2.272    4.365    3.488    3.313
Number of Units Outstanding at End of
Period (in thousands)......................  10,995   12,524   14,324   16,077   18,482   21,886   25,449   30,358   39,741   55,169
FIDELITY VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................   3.339    3.198    2.841    2.771    2.470    1.741    2.355    2.325    2.121    2.096
  End of Period............................   3.329    3.339    3.198    2.841    2.771    2.470    1.741    2.355    2.325    2.121
Number of Units Outstanding at End of
Period (in thousands)......................   5,302    5,821    6,327    6,876    7,806    9,106   10,768   14,775   18,468   23,701


                                                                            YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2014     2013     2012     2011     2010     2009     2008     2007     2006      2005
-----------------------------------------  -------  -------  -------   ------   -------  -------  -------  -------  -------  -------

FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    2.898    2.165    1.917    2.182     1.722    1.251    2.101    1.849    1.669    1.435
  End of Period..........................    3.029    2.898    2.165    1.917     2.182    1.722    1.251    2.101    1.849    1.669
Number of Units Outstanding at End of
Period (in thousands)....................    1,903    2,170    2,462    3,236     3,972    4,597    6,243    7,819   12,512   14,845
FIDELITY VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    2.979    2.317    1.947    2.386     2.140    1.716    3.099    2.680    2.303    1.963
  End of Period..........................    2.698    2.979    2.317    1.947     2.386    2.140    1.716    3.099    2.680    2.303
Number of Units Outstanding at End of
Period (in thousands)....................    5,215    5,813    6,755    7,351     8,148    9,536   11,299   13,297   16,512   20,504
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    2.082    1.622    1.296    1.445     1.161    0.750    1.561    1.503    1.314    1.302
  End of Period..........................    2.185    2.082    1.622    1.296     1.445    1.161    0.750    1.561    1.503    1.314
Number of Units Outstanding at End of
Period (in thousands)....................      791      925    1,072    1,235     1,469    2,056    1,887    2,502    2,937    4,078
FT VIP FRANKLIN GROWTH AND INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.703    1.334    1.206    1.195     1.039    0.833    1.303    1.373    1.194    1.170
  End of Period..........................    1.832    1.703    1.334    1.206     1.195    1.039    0.833    1.303    1.373    1.194
Number of Units Outstanding at End of
Period (in thousands)....................    1,520    1,686    2,012    1,687     1,402    1,480    1,881    3,026    3,394    4,736
FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.535    1.211    1.094    1.127     1.025    0.801    1.242    1.186    1.086    1.090
  End of Period..........................    1.702    1.535    1.211    1.094     1.127    1.025    0.801    1.242    1.186    1.086
Number of Units Outstanding at End of
Period (in thousands)....................      343      369      400      481       609      743    1,024    1,381    1,663    2,261
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.755    1.388    1.233    1.264     1.154    0.929    1.498    1.469    1.259    1.156
  End of Period..........................    1.852    1.755    1.388    1.233     1.264    1.154    0.929    1.498    1.469    1.259
Number of Units Outstanding at End of
Period (in thousands)....................    1,558    1,751    2,123    2,796     3,177    4,138    4,067    4,789    5,495    5,103
FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.271    0.933    0.854    0.911     0.724    0.512    0.903    0.824    0.769    0.745
  End of Period..........................    1.346    1.271    0.933    0.854     0.911    0.724    0.512    0.903    0.824    0.769
Number of Units Outstanding at End of
Period (in thousands)....................    6,907    8,003    9,536   10,923    13,175   15,939   19,624   25,735   39,206   45,151


                                                                             YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2014     2013     2012     2011     2010     2009     2008     2007     2006     2005
-------------------------------------------  -------  -------  -------  -------  -------  ------   ------   ------  -------  -------

FT VIP TEMPLETON FOREIGN VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON FOREIGN SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period......................    1.861    1.536    1.318    1.496    1.401   1.037    1.765    1.551    1.296    1.194
  End of Period............................    1.630    1.861    1.536    1.318    1.496   1.401    1.037    1.765    1.551    1.296
Number of Units Outstanding at End of
Period (in thousands)......................    2,585    2,875    3,374    3,692    4,393   5,181    6,468    8,590   11,597   13,063
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH SERIES (SERIES I SHARES) MERGED INTO THIS
   FUND ON APRIL 29, 2011; INVESCO V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES) MERGED INTO THIS FUND ON APRIL 27, 2012; NAME
   CHANGED FROM THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2012; NAME CHANGED FROM THE INVESCO
   VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES) ON
   MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.230    0.891    0.795      N/A      N/A     N/A      N/A      N/A      N/A      N/A
  End of Period............................    1.315    1.230    0.891    0.795      N/A     N/A      N/A      N/A      N/A      N/A
Number of Units Outstanding at End of
Period (in thousands)......................    3,846    4,298    5,025    1,175      N/A     N/A      N/A      N/A      N/A      N/A
INVESCO V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES) ON APRIL 27, 2012)
Unit Value:
  Beginning of Period......................      N/A      N/A    0.601    0.663    0.582   0.488    0.861    0.780    0.724    0.695
  End of Period............................      N/A      N/A      N/A    0.601    0.663   0.582    0.488    0.861    0.780    0.724
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A    6,180    7,226   8,576   10,126   12,899   16,500   23,935
INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CAPITAL DEVELOPMENT FUND
   (SERIES II SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN
   KAMPEN V.I. MID CAP GROWTH FUND (SERIES II SHARES) ON APRIL 27, 2012)
Unit Value:
  Beginning of Period......................      N/A      N/A    1.170    1.282    1.098   0.784    1.506    1.382    1.206    1.120
  End of Period............................      N/A      N/A      N/A    1.170    1.282   1.098    0.784    1.506    1.382    1.206
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A      281      337     423      517      625      756      930
INVESCO V.I. CORE EQUITY FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES)
   ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................    1.121    0.880    0.784    0.796    0.737   0.583    0.847    0.795    0.700    0.672
  End of Period............................    1.195    1.121    0.880    0.784    0.796   0.737    0.583    0.847    0.795    0.700
Number of Units Outstanding at End of
Period (in thousands)......................    3,501    4,337    5,365    4,867    5,585   7,125    8,835    9,093   11,112   16,096


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2014     2013     2012     2011     2010     2009     2008     2007    2006     2005
-------------------------------------------  -------  ------   ------   ------   ------  -------  -------  -------  -------  -------

INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I. GLOBAL HEALTH CARE FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................    1.803   1.302    1.093    1.067    1.028    0.817    1.161    1.054    1.016    0.953
  End of Period............................    2.127   1.803    1.302    1.093    1.067    1.028    0.817    1.161    1.054    1.016
Number of Units Outstanding at End of
Period (in thousands)......................    3,199   2,796    2,864    2,583    3,052    3,481    4,470    5,729    7,843   10,501
INVESCO V.I. LARGE CAP GROWTH FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. LARGE CAP GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................      N/A     N/A      N/A    0.858    0.742    0.598    0.983    0.862    0.811    0.795
  End of Period............................      N/A     N/A      N/A      N/A    0.858    0.742    0.598    0.983    0.862    0.811
Number of Units Outstanding at End of
Period (in thousands)......................      N/A     N/A      N/A      N/A    1,501    1,813    2,265    3,044    3,685    4,592
INVESCO V.I. MID CAP GROWTH FUND (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES) MERGED INTO THIS
   FUND ON APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I.
   MID CAP GROWTH FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.736   1.290      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period............................    1.843   1.736    1.290      N/A      N/A      N/A      N/A      N/A      N/A      N/A
Number of Units Outstanding at End of
Period (in thousands)......................      186     228      248      N/A      N/A      N/A      N/A      N/A      N/A      N/A
INVESCO V.I. VALUE OPPORTUNITIES FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. BASIC VALUE FUND (SERIES II SHARES)
   ON APRIL 30, 2010; NAME CHANGED FROM THE INVESCO V.I. BASIC VALUE FUND
   (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. VALUE OPPORTUNITIES FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.325   1.009    0.870    0.914    0.867    0.595    1.256    1.258    1.130    1.088
  End of Period............................    1.389   1.325    1.009    0.870    0.914    0.867    0.595    1.256    1.258    1.130
Number of Units Outstanding at End of
Period (in thousands)......................    2,588   2,987    3,290    5,419    6,505    7,807    8,827   11,894   16,946   43,925
JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................      N/A     N/A      N/A      N/A    0.786    0.575    0.993    0.929    0.875    0.792
  End of Period............................      N/A     N/A      N/A      N/A      N/A    0.786    0.575    0.993    0.929    0.875
Number of Units Outstanding at End of
Period (in thousands)......................      N/A     N/A      N/A      N/A      N/A    9,066   11,703   15,236   20,104   24,143
JANUS ASPEN JANUS PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period......................    0.960   0.750    0.643    0.691    0.614    0.458    0.772    0.929    0.623    0.608
  End of Period............................    1.067   0.960    0.750    0.643    0.691    0.614    0.458    0.772    0.929    0.623
Number of Units Outstanding at End of
Period (in thousands)......................    4,928   5,552    6,403    7,922    9,340   10,596   13,232   16,567   20,104   29,575


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                    2014     2013    2012     2011     2010     2009     2008     2007    2006     2005
-------------------------------------------  -------  -------  -------  -------  ------  -------  -------  -------  -------  -------

MFS(R) MID CAP GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    1.441    1.066    0.929    1.004   0.789    0.567    1.188    1.101    1.092    1.077
  End of Period............................    1.542    1.441    1.066    0.929   1.004    0.789    0.567    1.188    1.101    1.092
Number of Units Outstanding at End of
Period (in thousands)......................      394      415      439      612     740      732      968    1,315    1,938    3,638
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    2.238    1.608    1.350    1.530   1.142    0.711    1.194    1.184    1.064    1.028
  End of Period............................    2.040    2.238    1.608    1.350   1.530    1.142    0.711    1.194    1.184    1.064
Number of Units Outstanding at End of
Period (in thousands)......................    1,286    1,559    1,738    1,987   2,085    1,848    1,703    1,453    1,689    1,933
MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    1.607    1.373    1.256    1.255   1.161    1.001    1.308    1.277    1.161    1.148
  End of Period............................    1.714    1.607    1.373    1.256   1.255    1.161    1.001    1.308    1.277    1.161
Number of Units Outstanding at End of
Period (in thousands)......................    2,861    2,631    2,858    4,073   4,639    5,060    4,968    6,496    8,343   12,045
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    3.321    2.803    2.512    2.393   2.140    1.634    2.666    2.121    1.643    1.430
  End of Period............................    3.680    3.321    2.803    2.512   2.393    2.140    1.634    2.666    2.121    1.643
Number of Units Outstanding at End of
Period (in thousands)......................    1,436    1,066    1,198    1,281   1,427    1,598    2,600    3,043    3,173    3,396
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period......................    1.487    1.166    1.040    1.070   0.994    0.700    1.307    1.165    1.098    1.062
  End of Period............................    1.687    1.487    1.166    1.040   1.070    0.994    0.700    1.307    1.165    1.098
Number of Units Outstanding at End of
Period (in thousands)......................      975    1,106    1,350    1,578   1,919    2,468    3,769    3,699    5,135    7,117
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM CAPITAL INCOME FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2015; NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period......................    1.220    1.097    0.993    1.004   0.904    0.754    1.357    1.331    1.218    1.192
  End of Period............................    1.298    1.220    1.097    0.993   1.004    0.904    0.754    1.357    1.331    1.218
Number of Units Outstanding at End of
Period (in thousands)......................      565      739      796    1,692   1,753    1,978    1,469    2,111    2,466    3,166
OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period......................    2.137    1.707    1.432    1.589   1.393    1.015    1.725    1.650    1.427    1.269
  End of Period............................    2.149    2.137    1.707    1.432   1.589    1.393    1.015    1.725    1.650    1.427
Number of Units Outstanding at End of
Period (in thousands)......................    1,849    1,975    2,060    2,556   3,136    3,772    3,949    5,781    7,116    8,504


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013    2012     2011     2010    2009     2008     2007    2006     2005
----------------------------------------------  ------   ------  -------  ------   ------  -------  ------   ------  -------  ------

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES) MERGED INTO THIS
   FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period.........................   0.413    0.421      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................   0.417    0.413    0.421     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................   2,551    3,048    3,227     N/A      N/A      N/A     N/A      N/A      N/A     N/A
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
   (SERVICE SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period.........................     N/A      N/A    0.373   0.388    0.344    0.277   1.313    1.338    1.243   1.237
  End of Period...............................     N/A      N/A      N/A   0.373    0.388    0.344   0.277    1.313    1.338   1.243
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A   3,616    4,601    4,740   4,093    4,343    5,449   8,482
OPPENHEIMER MAIN STREET FUND(R)/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................   1.661    1.283    1.116   1.136    0.995    0.789   1.305    1.271    1.124   1.078
  End of Period...............................   1.808    1.661    1.283   1.116    1.136    0.995   0.789    1.305    1.271   1.124
Number of Units Outstanding at End of Period
(in thousands)................................     432      516      546     738      893    1,077   1,336    1,853    2,400   2,754
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.........................   1.995    2.069    1.880   2.498    2.193    1.279   3.112    2.216    1.660   1.224
  End of Period...............................   1.714    1.995    2.069   1.880    2.498    2.193   1.279    3.112    2.216   1.660
Number of Units Outstanding at End of Period
(in thousands)................................   2,962    3,494    3,706   4,677    5,233    5,782   6,357    7,420    9,249  13,222
PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.........................   2.852    2.850    2.491   2.303    1.818    1.402   2.308    2.895    2.153   1.902
  End of Period...............................   3.670    2.852    2.850   2.491    2.303    1.818   1.402    2.308    2.895   2.153
Number of Units Outstanding at End of Period
(in thousands)................................   1,850    2,241    2,334   2,632    3,004    3,249   3,753    4,683    6,063   7,306
SCUDDER VIT EAFE EQUITY INDEX FUND (CLASS A)
(LIQUIDATED SCUDDER VIT EAFE EQUITY INDEX FUND ON JULY 25, 2005)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                               -------------------------------------------------------------------------------------
SUB-ACCOUNT                                     2014     2013     2012    2011     2010     2009     2008     2007    2006     2005
---------------------------------------------  ------   ------  -------  -------  -------  ------   ------  -------  -------  ------

SVS DREMAN FINANCIAL SERVICES (CLASS A)
(MERGED INTO THE DWS DREMAN FINANCIAL SERVICES VIP (CLASS A) ON
   FEBRUARY 3, 2006; MERGED INTO THE DWS DREMAN HIGH RETURN EQUITY
   VIP (CLASS A) ON SEPTEMBER 15, 2006; NAME CHANGED TO THE DWS
   STRATEGIC VALUE VIP (CLASS A) ON JUNE 1, 2009; NAME CHANGED TO THE
   DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A   1.433
  End of Period..............................     N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period........................   1.908    1.697    1.454    1.693    1.501   0.999    1.977    1.774    1.512   1.322
  End of Period..............................   1.857    1.908    1.697    1.454    1.693   1.501    0.999    1.977    1.774   1.512
Number of Units Outstanding at End of Period
(in thousands)...............................   7,116    7,928    8,696   10,114   11,311  13,214   15,387   18,966   25,058  26,725


                                 APPENDIX C

             POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
                 COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

2. The stepped-up death benefit under A3018-91 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

3. Under A3018-91, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

4. Because of the differences in the amount of the Free Withdrawal (see 3. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $1,084  $1,737   $2,321    $3,880



MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3,

5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
     Fund with the minimum total operating expenses...........   $923    $1253   $1,521    $2,327


                                 APPENDIX D

   DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

(b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                          Amount of the withdrawal
        --------------------------------------------------------

            Accumulated Value determined immediately prior to the
                                 withdrawal

EXERCISING THE M-GAP RIDER.

      - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

      - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

      - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


             CONTRACT                      MINIMUM                          MINIMUM
            ANNIVERSARY                  GUARANTEED                       GUARANTEED
            AT EXERCISE                 BENEFIT BASE                   ANNUAL INCOME(1)
         ----------------              ---------------              ----------------------
                10                        $162,889                          $12,153
                15                        $207,892                          $17,695

               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                         SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Annuity's Advantage variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") in all jurisdictions except Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information ("SAI") dated May 1, 2015 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
SHARES)                                           INSURANCE FUNDS) (SERIES II SHARES)
Goldman Sachs VIT Core Fixed Income Fund          Invesco V.I. Mid Cap Growth Fund
Goldman Sachs VIT Equity Index Fund               Invesco V.I. Value Opportunities Fund
Goldman Sachs VIT Global Trends Allocation        AB VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Fund                                              AB VPS Growth and Income Portfolio
Goldman Sachs VIT High Quality Floating Rate      AB VPS Large Cap Growth Portfolio
Fund                                              AB VPS Small/Mid-Cap Value Portfolio
Goldman Sachs VIT Growth Opportunities Fund       AB VPS Value Portfolio
Goldman Sachs VIT Mid Cap Value Fund              DELAWARE VIP TRUST
Goldman Sachs VIT Money Market Fund               Delaware VIP International Value Equity Series
Goldman Sachs VIT Strategic Growth Fund           DELAWARE VIP TRUST (SERVICE CLASS)
Goldman Sachs VIT Strategic International Equity  Delaware VIP Smid Cap Growth Series
Fund                                              CONTINUED ON NEXT PAGE
Goldman Sachs VIT U.S. Equity Insights Fund
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS) (SERIES I SHARES)
Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).




                              DATED MAY 1, 2015

DEUTSCHE VARIABLE SERIES I (CLASS A)                 JANUS ASPEN SERIES (SERVICE SHARES)
Deutsche Capital Growth VIP                          Janus Aspen Janus Portfolio
DEUTSCHE VARIABLE SERIES II                          MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
Deutsche Large Cap Value VIP                         MFS(R) Mid Cap Growth Series
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS           MFS(R) New Discovery Series
Fidelity VIP Asset Manager(SM) Portfolio             MFS(R) Total Return Series
Fidelity VIP Equity-Income Portfolio                 MFS(R) Utilities Series
Fidelity VIP Growth Portfolio                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
Fidelity VIP High Income Portfolio                   SHARES)
Fidelity VIP Overseas Portfolio                      Oppenheimer Capital Appreciation Fund/VA
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE  Oppenheimer Conservative Balanced Fund/VA
CLASS 2)                                             Oppenheimer Global Fund/VA
Fidelity VIP Contrafund(R) Portfolio                 Oppenheimer Global Strategic Income Fund/VA
Fidelity VIP Growth Opportunities Portfolio          Oppenheimer Main Street Fund(R) /VA
Fidelity VIP Mid Cap Portfolio                       PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Fidelity VIP Value Strategies Portfolio              Pioneer Emerging Markets VCT Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS       Pioneer Real Estate Shares VCT Portfolio
TRUST (CLASS 2)                                      T. ROWE PRICE INTERNATIONAL SERIES, INC.
Franklin Growth and Income VIP Fund                  T. Rowe Price International Stock Portfolio
Franklin Large Cap Growth VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Foreign VIP Fund


Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Account that invests in the underlying fund listed below:

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                             TABLE OF CONTENTS

SPECIAL TERMS..........................................................    4
SUMMARY OF FEES AND EXPENSES...........................................    6
SUMMARY OF CONTRACT FEATURES...........................................   10
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
  UNDERLYING FUNDS.....................................................   15
INVESTMENT OBJECTIVES AND POLICIES.....................................   17
PERFORMANCE INFORMATION................................................   21
DESCRIPTION OF THE CONTRACT............................................   23
  DISRUPTIVE TRADING...................................................   23
  PAYMENTS.............................................................   24
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY........................   25
  RIGHT TO CANCEL ALL OTHER CONTRACTS..................................   25
  TELEPHONE TRANSACTIONS PRIVILEGE.....................................   25
  TRANSFER PRIVILEGE...................................................   26
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS........   26
  SURRENDER............................................................   27
  WITHDRAWALS..........................................................   28
  DEATH BENEFIT........................................................   29
  THE SPOUSE OF THE OWNER AS BENEFICIARY...............................   30
  OPTIONAL ENHANCED EARNINGS RIDER.....................................   31
  ASSIGNMENT...........................................................   33
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE....................   34
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.......................   34
  ANNUITY BENEFIT PAYMENTS.............................................   36
  NORRIS DECISION......................................................   37
  COMPUTATION OF VALUES................................................   37
CHARGES AND DEDUCTIONS.................................................   38
  VARIABLE ACCOUNT DEDUCTIONS..........................................   38
  CONTRACT FEE.........................................................   39
  OPTIONAL RIDER CHARGES...............................................   39
  PREMIUM TAXES........................................................   39
  SURRENDER CHARGE.....................................................   40
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED...........   41
  TRANSFER CHARGE......................................................   43
GUARANTEE PERIOD ACCOUNTS..............................................   44
FEDERAL TAX CONSIDERATIONS.............................................   47
STATEMENTS AND REPORTS.................................................   56
LOANS (QUALIFIED CONTRACTS ONLY).......................................   56
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS......................   57
CHANGES TO COMPLY WITH LAW AND AMENDMENTS..............................   58
VOTING RIGHTS..........................................................   58
DISTRIBUTION...........................................................   58
LEGAL MATTERS..........................................................   59
FURTHER INFORMATION....................................................   59
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT...................  A-1
APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT..........  B-1
APPENDIX C--THE DEATH BENEFIT..........................................  C-1
APPENDIX D--CONDENSED FINANCIAL INFORMATION............................  D-1
APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY
  PAYOUT (M-GAP) RIDER.................................................  E-1

                    STATEMENT OF ADDITIONAL INFORMATION
                             TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................    3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY...........    5
SERVICES.................................................................    5
UNDERWRITERS.............................................................    6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION...............    7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..............    8
PERFORMANCE INFORMATION..................................................    9
STATE PREMIUM TAX CHART..................................................   15
FINANCIAL STATEMENTS.....................................................   15
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY AND SEPARATE ACCOUNT VA-K......................................  F-1

                                SPECIAL TERMS

ACCUMULATED VALUE:    the total value of all Accumulation Units in the
Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT:    a unit of measure used to calculate the value of a
Sub-Account before annuity benefit payments begin.

ANNUITANT:    the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE:    the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT:    a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY:    unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS:    the Accumulated Value reduced by total payments not
previously withdrawn.

FIXED ACCOUNT:    an investment option under the Contract that guarantees
principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT:    an annuity payout option providing for annuity benefit
payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT:    all the assets of the Company other than those held in a
separate account.

GUARANTEE PERIOD:    the number of years that a Guaranteed Interest Rate is
credited.

GUARANTEE PERIOD ACCOUNT:    an account which corresponds to a Guaranteed
Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE:    the annual effective rate of interest, after daily
compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT:    a positive or negative adjustment assessed if any
portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU):    the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.


SERVICE OFFICE:    Se(2), LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.


SUB-ACCOUNT:    a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE:    the Accumulated Value of the Contract on full surrender
after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE:    a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VALUATION PERIOD:    The time span between the close of trading on the New York
Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT:    Separate Account VA-K, one of the Company's separate
accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT:    an annuity payout option providing for payments
varying in amount in accordance with the investment experience of certain Underlying Funds.

                        SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.



                                   TABLE I
                         OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.


                                                                         MAXIMUM CHARGE
                                                                   ---------------------------
         SURRENDER CHARGE(1):
         (as a percentage of payments withdrawn).................             8.0%

         TRANSFER CHARGE:........................................            None(2)


           ------------------
          (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.

              COMPLETE YEARS FROM DATE OF PAYMENT                               CHARGE
              ---------------------------------------------------------------  -------
              Less than 2....................................................     8.0%
              Less than 3....................................................     7.0%
              Less than 4....................................................     6.0%
              Less than 5....................................................     5.0%
              Less than 6....................................................     4.0%
              Less than 7....................................................     3.0%
              Less than 8....................................................     2.0%
              Less than 9....................................................     1.0%
              Thereafter.....................................................       0%

          (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                  TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.


           ANNUAL CONTRACT FEE(1):.............................................................   $30

           ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
           (on an annual basis as percentage of average daily net assets)
                Mortality and Expense Risk Charge:.............................................  1.25%
                Administrative Expense Charge:.................................................  0.20%
                                                                                                 ------
                Total Annual Expenses:.........................................................  1.45%

           OPTIONAL RIDER CHARGES:
             The charge on an annual basis as a percentage of the Accumulated Value is:
                Enhanced Earnings Rider........................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2)...................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period(2)...............................................  0.15%


           -------------------
           (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

           (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

                                  TABLE III
           TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


The table below shows the minimum and maximum expenses of the Funds during 2014. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.




TOTAL ANNUAL FUND OPERATING EXPENSES                      MINIMUM                           MAXIMUM
----------------------------------------       ----------------------------       ---------------------------
Expenses that are deducted from                  Annual charge of 0.50% of          Annual charge of 1.87%
Underlying Fund assets, including                average daily net assets         of average daily net assets
management fees, distribution and/or
service (12b-1) fees and other expenses.



------------------------------
The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time.


The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.



EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example also assumes that you have chosen the combination of optional riders with the maximum possible charges, which are the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $1,117  $1,832   $2,466    $4,096


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:



                                                                 1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                                                -------  --------  --------  --------
     Fund with the maximum total operating expenses...........    $336    $1,024    $1,736    $3,622



MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........    $945   $1,316   $1,578    $2,327

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........    $203    $627    $1,078    $2,327


                        SUMMARY OF CONTRACT FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.


WHAT IS THE COMMONWEALTH ANNUITY ADVANTAGE VARIABLE ANNUITY?

The Commonwealth Annuity Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

      - A customized investment portfolio;

      - Experienced professional investment advisers;

      - Tax deferral on earnings;

      - Guarantees that can protect your beneficiaries during the accumulation phase; and

      - Income payments that you can receive for life.


WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

      - periodic payments for the Annuitant's lifetime;

      - periodic payments for the Annuitant's life and the life of another person selected by you;

      - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

      - periodic payments over a specified number of years (1 to 30)--under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.


WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the Goldman Sachs VIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed


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
to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey (where not permitted by state law), you may withdraw money without surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

      - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

      - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or

      - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)   gross payments compounded daily at the effective annual yield of 5%; or

(c)   the locked-in value of the death benefit at the first anniversary.



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
The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

      - You may assign your ownership to someone else, except under certain qualified plans.

      - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

      - You may change your allocation of payments.

      - You may make transfers of accumulated value among your current investments without any tax consequences.

      - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                          AND THE UNDERLYING FUNDS

THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is a life insurance company organized under the laws of Delaware in July 1974. Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company. Prior to December 30, 2005, the Company was an indirect wholly-owned subsidiary of The Hanover Insurance Group ("THG"). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.



Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited.



The Company is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE VARIABLE ACCOUNT.    The Company maintains a separate account called
Separate Account VA-K (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Contract, units of the Sub-Accounts are offered on a continuous basis.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS.    Each Sub-Account invests in a corresponding investment
portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                     INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.


GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND--seeks total return while seeking to provide volatility management. This Fund was formerly as Goldman Sachs Global Markets Navigator Fund.


GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND--seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND--seeks long-term growth of capital and dividend income.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)

ADVISER: INVESCO ADVISERS, INC.

INVESCO V.I. AMERICAN FRANCHISE FUND--The Fund's investment objective is to seek capital growth.

INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital.

INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is long-term growth of capital.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)
ADVISER: INVESCO ADVISERS, INC.

INVESCO V.I. MID CAP GROWTH FUND--The Fund's investment objective is to seek capital growth.

INVESCO V.I. VALUE OPPORTUNITIES FUND--The Fund's investment objective is long-term growth of capital.

AB VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)


ADVISER: ALLIANCEBERNSTEIN L.P.



AB VPS GROWTH AND INCOME PORTFOLIO--The Portfolio's investment objective is long-term growth of capital. This Porfolio was formerly known as AllianceBernstein VPS Growth and Income Portfolio.



AB VPS LARGE CAP GROWTH PORTFOLIO--The Portfolio's investment objective is long-term growth of capital. This Porfolio was formerly known as AllianceBernstein VPS Large Cap Growth Portfolio.



AB VPS SMALL/MID-CAP VALUE PORTFOLIO--The Portfolio's investment objective is long-term growth of capital. This Porfolio was formerly known as AllianceBernstein VPS Small/Mid-Cap Value Portfolio.



AB VPS VALUE PORTFOLIO--The Portfolio's investment objective is long-term growth of capital. This Porfolio was formerly known as AllianceBernstein VPS Value Portfolio.



DELAWARE VIP TRUST
ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal.


DELAWARE VIP TRUST (SERVICE CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation.



DEUTSCHE VARIABLE SERIES I

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DEUTSCHE CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500(R) Index (generally 500 of the largest companies in the U.S.) or the Russell 1000(R) Growth Index (generally those stocks among the 1,000 largest U.S. companies that have relatively higher price-to-earnings ratios and higher forecasted growth).This Fund was formerly known as DWS Capital Growth VIP.




DEUTSCHE VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DEUTSCHE LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000(R) Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities. This Fund was formerly known as DWS Large Cap Value VIP.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")


FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on



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

the securities comprising the S&P 500(R) Index. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks a high level of current income, while also considering growth of capital. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.
 FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.




FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")


FIDELITY VIP CONTRAFUND(R) PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--The fund seeks to provide capital growth. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISERS: FRANKLIN ADVISERS, INC.--FRANKLIN LARGE CAP GROWTH VIP FUND,
                                  FRANKLIN GROWTH AND INCOME VIP FUND, AND
                                  FRANKLIN SMALL-MID CAP GROWTH VIP FUND
          FRANKLIN MUTUAL ADVISERS, LLC--FRANKLIN MUTUAL SHARES VIP FUND TEMPLETON INVESTMENT COUNSEL, LLC--TEMPLETON FOREIGN VIP FUND


FRANKLIN GROWTH AND INCOME VIP FUND--seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stock.



FRANKLIN LARGE CAP GROWTH VIP FUND--seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.



FRANKLIN SMALL-MID CAP GROWTH VIP FUND--seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.



FRANKLIN MUTUAL SHARES VIP FUND--seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.



TEMPLETON FOREIGN VIP FUND--seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.



JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT

MFS(R) MID CAP GROWTH SERIES--seeks capital appreciation.

MFS(R) NEW DISCOVERY SERIES--seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES--seeks total return.

MFS(R) UTILITIES SERIES--seeks total return.


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OFI GLOBAL ASSET MANAGEMENT, INC
SUB-ADVISER: OPPENHEIMERFUNDS, INC.


OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation.



OPPENHEIMER CONSERVATIVE BALANCED FUND/VA--seeks total return. This Fund was formerly known as Oppenheimer Capital Income Fund/VA.



OPPENHEIMER GLOBAL FUND/VA--seeks capital appreciation.


OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--seeks total return.

OPPENHEIMER MAIN STREET FUND(R) /VA--seeks capital appreciation.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--long-term growth of capital. Current income is a secondary objective. AEW Capital Management, L.P., is a sub-adviser for the fund.


T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE ASSOCIATES, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks to provide long-term growth of capital by investing primarily in the common stocks of established non-U.S. companies The sub-adviser is T. Rowe Price International Ltd.


                                    * * *

PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                           PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.



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
At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.




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

                         DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

      - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-account to Sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer


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
request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -  Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund.



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
Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs VIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Service Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office at Service Office, se(2), Inc., an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION.    The Owner may elect
automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Sub-Account investing in the Goldman Sachs VIT Government Income Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will


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
continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

AUTOMATIC ACCOUNT REBALANCING OPTION.    The Owner may request automatic
rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS.    The Company reserves the right to limit the number of
Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.



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
For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.


WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS.    The Owner may elect an automatic schedule of
withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS.    Each calendar year prior to the Annuity Date,
an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.



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
The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 17 years, but a person who attains age 87 has a life expectancy of another 6.7 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code
Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.


DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE.    At the death of the
Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b)  gross payments compounded daily at the effective annual yield of 5%



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
The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)   gross payments compounded daily at the effective annual yield of 5%; or

(c)   the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C--THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE.
If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE.    The death benefit
generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under
(2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE.    If the Annuitant's
death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.


THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least


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
nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

FEDERAL DEFENSE OF MARRIAGE ACT.    The right of a spouse to continue the
Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.


OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.


CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.    The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE
      PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.


AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE--0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.




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
ANNUITANT'S AGE AT ISSUE--71 TO 75--If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn. The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.


EXAMPLES

EXAMPLE 1.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or



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(b)   50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).


TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.    the Annuity Date;

2.    the date the Contract is surrendered;

3.    the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund and the Rider will terminate.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provide that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.



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

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity


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
Index Fund, the Goldman Sachs VIT U.S. Equity Insights Fund and the Goldman Sachs VIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS.    This variable
annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT
ONLY.    This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY.    This is an annuity payable periodically
during the lifetime of the Annuitant with the guarantee that if (1) exceeds
(2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

     Where:    (1)   is the dollar amount of the Accumulated Value at
                     annuitization divided by the dollar amount of the first payment, and

               (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY.    This variable annuity is payable
jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY.    This variable annuity
is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF
YEARS).    This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.



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

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT.    The amount of
the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

      - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE, the dollar amount is determined by multiplying
        (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

      - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying
        (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

      - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT.    On and after the Annuity Date, the Annuity Unit is a
measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS.    The dollar amount of the first
variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS.    The dollar
amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.



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
For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


COMPUTATION OF VALUES

THE ACCUMULATION UNIT.    Each net payment is allocated to the investment
options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR.    The Net Investment Factor is an index that measures
the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.



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

                           CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.


VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE.    The Company assesses a charge against the
assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE.    The Company assesses each Sub-Account with a
daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES.    Because the Sub-Accounts purchase shares of the Underlying
Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.



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

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.


OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

     1.Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a
       ten-year waiting period:                                                          0.25%

     2.Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a
       fifteen-year waiting period:                                                      0.15%

For more information about the M-GAP Rider, see "APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.


SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments--payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL.    If the Contract is surrendered, or if
New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:


                                                                  CHARGE AS PERCENTAGE OF
         COMPLETE YEARS FROM DATE OF PAYMENT                      NEW PAYMENTS WITHDRAWN
         ------------------------------------------------------  ------------------------
         Less than 2...........................................             8%
         Less than 3...........................................             7%
         Less than 4...........................................             6%
         Less than 5...........................................             5%
         Less than 6...........................................             4%
         Less than 7...........................................             3%
         Less than 8...........................................             2%
         Less than 9...........................................             1%
         Thereafter............................................             0%


The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.


WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY.    Where permitted
by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES.    From time to time the
Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)   other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1)   any employee and director of the Company;

(2)   any retiree who elected to retire on his/her retirement date;

(3) the immediate family members of those persons identified in (1) and (2) above residing in the same household; and

(4) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract.

WITHDRAWAL WITHOUT SURRENDER CHARGE.    In each calendar year, the Company will
waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:     100% of Cumulative Earnings (calculated as the Accumulated
                  Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is:     10% of the Accumulated Value as of the Valuation Date the
                  Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is:     The amount calculated under the Company's life expectancy
                  distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1)   Cumulative Earnings ($1,000);

(2)   10% of Accumulated Value ($1,500); or

(3)   LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS.    In the case of a complete surrender, the amount received by the
Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals,


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
the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN.    If the Owner chooses any
commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.





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

                          GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS.    In most jurisdictions, Guarantee Periods ranging from
two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT.    No Market Value Adjustment will be applied to
transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                          [(1+i)/(1+j)]^(n/365) - 1

     where:   i    is the Guaranteed Interest Rate expressed as a decimal for
                   (example: 3% = 0.03) being credited to the current Guarantee
                   Period;

              j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

              n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL.    Under this
feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS.    Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                         FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual;

      - Separate Account investments must be "adequately diversified";

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



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
DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT.    The right of a spouse to continue the
Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.



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TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

      - if distributed in a lump sum is taxed like a full withdrawal, or

      - if distributed under an Annuity Option is taxed like annuity payments.





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5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2,

      - received due to your disability,

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.




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D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2,

      - received after your death or because of your disability, or

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.



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1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").


Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.


SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible,

      - "qualified distributions" from a Roth IRA are excludable from income,

      - mandatory distribution rules do not apply before death,

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      - special eligibility requirements apply, and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.



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
TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.




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
Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2015, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.



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

4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.





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

                           STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.


                      LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your 403(b) or qualified plan.





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

              ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5)  to change the methodology for determining the net investment factor;

(6)  to change the names of the Variable Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                  CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.


                                VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.


                                DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of Global Atlantic (Fin) Company.

The Company paid commissions not to exceed 6.0% of payments to registered representatives who sold the contracts. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

                                LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      - the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                             FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                 APPENDIX A

                  MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT.    Transfers to or from the Fixed
Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                 APPENDIX B

              SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT


PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.


                                                                WITHDRAWAL
                                                                  WITHOUT
                                                  HYPOTHETICAL   SURRENDER    SURRENDER
                                                   ACCUMULATED    CHARGE       CHARGE      SURRENDER
CONTRACT YEAR                                         VALUE       AMOUNT     PERCENTAGE     CHARGE
------------------------------------------------  ------------  -----------  ----------   ----------
1...............................................  $ 54,000.00    $5,400.00       8%       $3,888.00
2...............................................    58,320.00     8,320.00       8%        4,000.00
3...............................................    62,985.60    12,985.60       7%        3,500.00
4...............................................    68,024.45    18,024.45       6%        3,000.00
5...............................................    73,466.40    23,466.40       5%        2,500.00
6...............................................    79,343.72    29,343.72       4%        2,000.00
7...............................................    85,691.21    35,691.21       3%        1,500.00
8...............................................    92,546.51    42,546.51       2%        1,000.00
9...............................................    99,950.23    49,950.23       1%          500.00
10..............................................   107,946.25    57,946.25       0%            0.00

WITHDRAWALS--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.


                                                                 WITHDRAWAL
                                                                   WITHOUT
                                    HYPOTHETICAL                  SURRENDER    SURRENDER
                                     ACCUMULATED                   CHARGE       CHARGE     SURRENDER
CONTRACT YEAR                           VALUE      WITHDRAWALS     AMOUNT     PERCENTAGE    CHARGE
----------------------------------  ------------   -----------   ----------   ----------  ----------
1.................................   $54,000.00    $     0.00    $ 5,400.00      8%        $   0.00
2.................................    58,320.00          0.00      8,320.00      8%            0.00
3.................................    62,985.60          0.00     12,985.60      7%            0.00
4.................................    68,024.45     30,000.00     18,024.45      6%          718.53
5.................................    41,066.40     10,000.00      4,106.68      5%          294.67
6.................................    33,551.72      5,000.00      3,355.17      4%           65.79
7.................................    30,835.85     10,000.00      3,083.59      3%          207.49
8.................................    22,502.72     15,000.00      2,250.27      2%          254.99
9.................................     8,102.94          0.00        810.29      1%            0.00
10................................     8,751.17          0.00      1,248.45      0%            0.00


PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)]^(n/365) - 1

For purposes of the examples below:

     i = the guaranteed interest rate being credited to the guarantee period.

     j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

     n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.


NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


      The market value factor                    =    [(1+i)/(1+j)]^(n/365) - 1

                                                 =    [(1+.08)/(1+.11)]^(2555/365) - 1

                                                 =    (.97297)^(7) - 1

                                                 =    -.17452

      The Market Value Adjustment                =    Maximum of the market value factor multiplied by the
                                                      withdrawal or the negative of the excess interest earned
                                                      over 3%

                                                 =    Maximum ( -.17452  x  $62,985.60 or -$8,349.25)

                                                 =    Maximum ( -$10,992.38 or -$8,349.25)

                                                 =    $8,349.25


--------------------------------
* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10


      The market value factor                    =    [(1+i)/(1+j)]^(n/365) - 1

                                                 =    [(1+.08)/(1+.10)]^(2555/365) - 1

                                                 =    (.98182)^(7) - 1

                                                 =    -.12054

      The Market Value Adjustment                =    the market value factor multiplied by the withdrawal

                                                 =    .12054  x  $62,985.60

                                                 =    -$7,592.11


--------------------------------
** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05


      The market value factor                    =    [(1+i)/(1+j)]^(n/365) - 1

                                                 =    [(1+.08)/(1+.05)]^(2555/365) - 1

                                                 =    (1.02857)^(7) - 1

                                                 =    .21798

      The Market Value Adjustment                =    Minimum of the market value factor multiplied by the
                                                      withdrawal or the excess interest earned over 3%

                                                 =    Minimum of (.21798  x  $62,985.60 or $8,349.25)

                                                 =    Minimum of ($13,729.78 or $8,349.25)

                                                 =    $8,349.25


--------------------------------
* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07


      The market value factor                    =    [(1+i)/(1+j)]^(n/365) - 1

                                                 =    [(1+.08)/(1+.07)]^(2555/365) - 1

                                                 =    (1.00935)^(7) - 1

                                                 =    .06728

      The Market Value Adjustment                =    the market value factor multiplied by the withdrawal

                                                 =    .06728  x  $62,985.60

                                                 =    $4,237.90


--------------------------------
** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                 APPENDIX C

                              THE DEATH BENEFIT


PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.


                                     WITHDRAWAL
                      HYPOTHETICAL     MARKET                                            HYPOTHETICAL
                       ACCUMULATED      VALUE        DEATH        DEATH        DEATH         DEATH
CONTRACT YEAR             VALUE      ADJUSTMENT   BENEFIT (A)  BENEFIT (B)  BENEFIT (C)     BENEFIT
--------------------  ------------  -----------   -----------  -----------  -----------  ------------
1...................  $53,000.00      $   0.00    $53,000.00   $52,500.00   $50,000.00    $53,000.00
2...................   53,530.00        500.00     54,030.00    55,125.00    53,000.00     55,125.00
3...................   58,883.00          0.00     58,883.00    57,881.25    55,125.00     58,883.00
4...................   52,994.70        500.00     53,494.70    60,775.31    58,883.00     60,775.31
5...................   58,294.17          0.00     58,294.17    63,814.08    60,775.31     63,814.08
6...................   64,123.59        500.00     64,623.59    67,004.78    63,814.08     67,004.78
7...................   70,535.95          0.00     70,535.95    70,355.02    67,004.78     70,535.95
8...................   77,589.54        500.00     78,089.54    73,872.77    70,535.95     78,089.54
9...................   85,348.49          0.00     85,348.49    77,566.41    78,089.54     85,348.49
10..................   93,883.34          0.00     93,883.34    81,444.73    85,348.49     93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.


                                              HYPOTHETICAL                   WITHDRAWAL
                                               ACCUMULATED                  MARKET VALUE      DEATH
YEAR                                              VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)
--------------------------------------------  ------------   ------------   -------------  -----------
1...........................................   $53,000.00     $     0.00      $   0.00     $53,000.00
2...........................................    53,530.00           0.00        500.00      54,030.00
3...........................................     3,883.00      50,000.00          0.00       3,883.00
4...........................................     3,494.70           0.00        500.00       3,994.70
5...........................................     3,844.17           0.00          0.00       3,844.17
6...........................................     4,228.59           0.00        500.00       4,728.59
7...........................................     4,651.45           0.00          0.00       4,651.45
8...........................................     5,116.59           0.00        500.00       5,616.59
9...........................................     5,628.25           0.00          0.00       5,628.25
10..........................................       691.07       5,000.00          0.00         691.07

                                                                  DEATH        DEATH     HYPOTHETICAL
YEAR                                                           BENEFIT (B)  BENEFIT (C)  DEATH BENEFIT
------------------------------------------------------------  ------------  -----------  -------------
1...........................................................  $ 52,500.00   $50,000.00    $53,000.00
2...........................................................    55,125.00    53,000.00     55,125.00
3...........................................................     4,171.13     3,972.50      4,171.13
4...........................................................     4,379.68     4,171.13      4,379.68
5...........................................................     4,598.67     4,379.68      4,598.67
6...........................................................     4,828.60     4,598.67      4,828.60
7...........................................................     5,070.03     4,828.60      5,070.03
8...........................................................     5,323.53     5,070.03      5,616.59
9...........................................................     5,589.71     5,616.59      5,628.25
10..........................................................       712.70       683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                          HYPOTHETICAL   HYPOTHETICAL
                                                           ACCUMULATED   MARKET VALUE    HYPOTHETICAL
YEAR                                                          VALUE       ADJUSTMENT     DEATH BENEFIT
--------------------------------------------------------  ------------   -------------   -------------
1.......................................................   $53,000.00       $  0.00       $53,000.00
2.......................................................    53,530.00        500.00        54,030.00
3.......................................................    58,883.00          0.00        58,883.00
4.......................................................    52,994.70        500.00        53,494.70
5.......................................................    58,294.17          0.00        58,294.17
6.......................................................    64,123.59        500.00        64,623.59
7.......................................................    70,535.95          0.00        70,535.95
8.......................................................    77,589.54        500.00        78,089.54
9.......................................................    85,348.49          0.00        85,348.49
10......................................................    93,883.34          0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                 APPENDIX D

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2014.



                                                                                YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                          2014    2013    2012    2011     2010    2009    2008     2007    2006    2005
-------------------------------------------------  -------  ------  ------  -------  ------  ------  ------  -------  ------  ------

GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................    2.570   2.644   2.514    2.385   2.258   1.998   2.217    2.107   2.051   2.044
  End of Period..................................    2.675   2.570   2.644    2.514   2.385   2.258   1.998    2.217   2.107   2.051
Number of Units Outstanding at End of Period (in
thousands).......................................   10,603  12,036  13,486   15,765  18,836  21,410  25,230   35,535  43,089  53,146
GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................    4.967   3.823   3.358    3.348   2.956   2.376   3.842    3.702   3.253   3.162
  End of Period..................................    5.542   4.967   3.823    3.358   3.348   2.956   2.376    3.842   3.702   3.253
Number of Units Outstanding at End of Period (in
thousands).......................................   13,567  15,338  16,918   19,613  22,191  25,377  29,956   37,356  48,997  66,358
GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR
   FUND (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period............................    1.172   1.047     N/A      N/A     N/A     N/A     N/A      N/A     N/A     N/A
  End of Period..................................    1.201   1.172   1.047      N/A     N/A     N/A     N/A      N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................       62       8      10      N/A     N/A     N/A     N/A      N/A     N/A     N/A
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................    6.370   4.889   4.154    4.389   3.731   2.387   4.093    3.479   3.339   2.954
  End of Period..................................    6.974   6.370   4.889    4.154   4.389   3.731   2.387    4.093   3.479   3.339
Number of Units Outstanding at End of Period (in
thousands).......................................    4,926   5,710   6,560    7,385   8,745  10,148  12,410   15,605  21,026  30,692
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT GOVERNMENT INCOME FUND
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period............................    2.284   2.308   2.278    2.174   2.097   1.999   1.966    1.859   1.813   1.811
  End of Period..................................    2.248   2.284   2.308    2.278   2.174   2.097   1.999    1.966   1.859   1.813
Number of Units Outstanding at End of Period (in
thousands).......................................    5,759   6,797   7,815    9,208  12,089  13,502  17,980   21,540  25,119  31,920
GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period............................    6.070   4.646   3.989    4.334   3.527   2.695   4.356    4.284   3.767   3.566
  End of Period..................................    6.777   6.070   4.646    3.989   4.334   3.527   2.695    4.356   4.284   3.767
Number of Units Outstanding at End of Period (in
thousands).......................................    6,063   6,912   7,939    9,291  10,849  13,005  15,595   20,393  26,246  32,822


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013    2012     2011     2010    2009     2008     2007    2006     2005
----------------------------------------------  ------  -------  -------  ------  -------  -------  ------  -------  -------  ------

GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................   1.415    1.436    1.457   1.478    1.500    1.520   1.508    1.458    1.413   1.396
  End of Period...............................   1.395    1.415    1.436   1.457    1.478    1.500   1.520    1.508    1.458   1.413
Number of Units Outstanding at End of Period
(in thousands)................................  13,394   15,235   16,132  18,260   21,625   22,501  31,904   33,323   38,290  48,947
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT CAPITAL GROWTH FUND
   (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................   3.168    2.435    2.066   2.158    1.982    1.363   2.383    2.198    2.044   1.931
  End of Period...............................   3.540    3.168    2.435   2.066    2.158    1.982   1.363    2.383    2.198   2.044
Number of Units Outstanding at End of Period
(in thousands)................................  15,856   17,975   20,317  23,167   26,381   30,601  36,291   44,312   56,681  74,016
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................   2.037    1.671    1.402   1.677    1.546    1.222   2.300    2.164    1.807   1.632
  End of Period...............................   1.853    2.037    1.671   1.402    1.677    1.546   1.222    2.300    2.164   1.807
Number of Units Outstanding at End of Period
(in thousands)................................  11,655   12,688   14,436  16,723   18,878   21,903  26,553   33,576   43,581  67,004
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period.........................   3.788    2.801    2.490   2.432    2.192    1.840   2.969    3.066    2.761   2.643
  End of Period...............................   4.337    3.788    2.801   2.490    2.432    2.192   1.840    2.969    3.066   2.761
Number of Units Outstanding at End of Period
(in thousands)................................  11,198   13,020   14,660  16,435   19,032   21,814  25,317   31,767   40,398  49,770
AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
   ON MAY 1, 2006; NAME CHANGE TO THE INVESCO V.I. CAPITAL APPRECIATION
   FUND (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    0.724   0.695
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   0.724
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A  23,935
AIM V.I. BLUE CHIP FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. LARGE CAP GROWTH FUND (SERIES I SHARES)
   ON JUNE 12, 2006; NAME CHANGED TO THE INVESCO V.I. LARGE CAP GROWTH
   FUND (SERIES I SHARES) ON APRIL 30, 2010; NAME CHANGED TO THE
   INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES)
   ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    0.811   0.795
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   0.811
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   4,592


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013     2012    2011     2010     2009    2008     2007    2006     2005
----------------------------------------------  -------  ------  -------  -------  ------  -------  ------   ------  -------  ------

AIM V.I. CORE STOCK FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES) ON
   MAY 1, 2006; NAME CHANGE TO THE INVESCO V.I. CORE EQUITY FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    0.700   0.672
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   0.700
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  16,096
AIM V.I. PREMIER EQUITY FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES) ON
   MAY 1, 2006; NAME CHANGED TO THE INVESCO V.I. CORE EQUITY FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    0.700   0.672
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   0.700
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  16,096
AIT CORE EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND ON
   JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN SACHS VIT STRUCTURED
   U.S. EQUITY FUND (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    2.761   2.643
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   2.761
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  49,040
AIT EQUITY INDEX FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
   ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    3.253   3.162
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   3.253
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  66,358
AIT GOVERNMENT BOND FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT GOVERNMENT INCOME FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    1.813   1.811
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   1.813
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A  31,920


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013     2012    2011     2010    2009     2008     2007    2006     2005
----------------------------------------------  -------  ------  -------  ------   ------  -------  ------  -------  ------   ------

AIT MONEY MARKET FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT MONEY MARKET FUND
   (SERVICE SHARES) JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A   1.413    1.396
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A    1.413
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A   48,947
AIT SELECT AGGRESSIVE GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES) ON
   APRIL 17, 2003; NAME CHANGED TO THE GOLDMAN SACHS VIT CAPITAL
   GROWTH FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE
   GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
AIT SELECT CAPITAL APPRECIATION FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A   3.339    2.954
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A    3.339
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A   30,692
AIT SELECT EMERGING MARKETS (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INTERNATIONAL EQUITY (SERVICE SHARES) ON
   APRIL 30, 2003; MERGED INTO THE GOLDMAN SACHS VIT INTERNATIONAL
   EQUITY FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE
   GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2007)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
AIT SELECT GROWTH & INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT EQUITY INDEX FUND (SERVICE SHARES) ON APRIL 25,
   2003; MERGED INTO THE GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE
   SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
  End of Period...............................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013    2012     2011     2010    2009     2008     2007    2006     2005
----------------------------------------------  ------   ------  -------  ------   ------  -------  ------   ------  -------  ------

AIT SELECT GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT CAPITAL GROWTH FUND (SERVICE
   SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE GSVIT STRATEGIC
   GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    2.044   1.931
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   2.044
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A  74,016
AIT SELECT INTERNATIONAL EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND
   (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN
   SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    1.807   1.632
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   1.807
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A  67,004
AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT CORE FIXED INCOME FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A    2.051   2.044
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   2.051
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A  53,146
AIT SELECT STRATEGIC GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES) ON APRIL 17
   2003; MERGED INTO THE GOLDMAN SACHS VIT CAPITAL GROWTH FUND (SERVICE
   SHARES) ON JANUARY 9, 2009; NAME CHANGED TO THE GOLDMAN SACHS VIT
   STRATEGIC GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT STRATEGIC INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE
   SHARES) ON APRIL 22, 2003; MERGED INTO THE GOLDMAN SACHS VIT CORE
   FIXED INCOME FUND (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------------------
SUB-ACCOUNT                                       2014     2013    2012     2011    2010     2009    2008     2007    2006     2005
-----------------------------------------------  ------  -------  ------  -------  ------  -------  ------   ------  ------   ------

AIT SELECT VALUE OPPORTUNITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE
   SHARES) ON JANUARY 9, 2009)
Unit Value:
  Beginning of Period..........................     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A     N/A    3.566
  End of Period................................     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A     N/A    3.767
Number of Units Outstanding at End of Period
(in thousands).................................     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A     N/A   32,822
AB VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   1.723    1.299   1.124    1.076   0.968    0.816   1.396    1.351   1.172    1.137
  End of Period................................   1.856    1.723   1.299    1.124   1.076    0.968   0.816    1.396   1.351    1.172
Number of Units Outstanding at End of Period
(in thousands).................................   7,954    9,923  11,610   12,978  16,216   19,640  24,100   32,141  42,209   48,414
AB VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   0.921    0.682   0.596    0.626   0.578    0.428   0.721    0.644   0.658    0.581
  End of Period................................   1.034    0.921   0.682    0.596   0.626    0.578   0.428    0.721   0.644    0.658
Number of Units Outstanding at End of Period
(in thousands).................................  10,054   11,617  13,649   16,454  19,756   23,019  29,012   40,336  55,573   76,799
AB VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
   PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   2.523    1.860   1.593    1.769   1.418    1.009   1.593    1.592   1.415    1.346
  End of Period................................   2.709    2.523   1.860    1.593   1.769    1.418   1.009    1.593   1.592    1.415
Number of Units Outstanding at End of Period
(in thousands).................................   1,849    2,242   2,577    3,196   3,514    4,131   4,626    5,674   6,563    6,354
AB VPS VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO (CLASS B) ON
   MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   1.541    1.145   1.006    1.061   0.966    0.810   1.393    1.475   1.237    1.190
  End of Period................................   1.682    1.541   1.145    1.006   1.061    0.966   0.810    1.393   1.475    1.237
Number of Units Outstanding at End of Period
(in thousands).................................     635      719     833    1,159   1,334    1,597   1,867    2,492   3,145    4,468
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..........................   3.384    2.796   2.463    2.921   2.672    2.013   3.547    3.420   2.808    2.524
  End of Period................................   3.046    3.384   2.796    2.463   2.921    2.672   2.013    3.547   3.420    2.808
Number of Units Outstanding at End of Period
(in thousands).................................   4,193    4,650   5,161    5,857   6,574    7,713   9,295   11,983  15,137   18,929


                                                                                YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                         2014     2013    2012    2011     2010    2009    2008     2007    2006    2005
-------------------------------------------------  -------  ------  ------  -------  ------  ------  ------  -------  ------  ------

DELAWARE VIP SMID CAP GROWTH SERIES (SERVICE CLASS)
(NAME CHANGED FROM THE DELAWARE VIP GROWTH OPPORTUNITIES SERIES
   (SERVICE CLASS) ON MARCH 22, 2010)
Unit Value:
  Beginning of Period............................    1.857   1.336   1.225    1.152   0.859   0.601   1.029    0.926   0.886   0.809
  End of Period..................................    1.882   1.857   1.336    1.225   1.152   0.859   0.601    1.029   0.926   0.886
Number of Units Outstanding at End of Period (in
thousands).......................................    2,033   2,269   2,822    2,636   2,809   3,101   3,411    4,013   5,306   7,033
DEUTSCHE CAPITAL GROWTH VIP (CLASS A)
(DWS TECHNOLOGY VIP (CLASS A) MERGED INTO THIS FUND ON APRIL 29, 2011;
   NAME CHANGED FROM THE DWS CAPITAL GROWTH VIP (CLASS A) ON
   AUGUST 11, 2014)
Unit Value:
  Beginning of Period............................    0.713   0.537   0.470      N/A     N/A     N/A     N/A      N/A     N/A     N/A
  End of Period..................................    0.793   0.713   0.537    0.470     N/A     N/A     N/A      N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................    3,724   4,201   4,750    5,561     N/A     N/A     N/A      N/A     N/A     N/A
DWS DREMAN FINANCIAL SERVICES VIP (CLASS A)
(MERGED INTO THE DWS DREMAN HIGH RETURN EQUITY SERVICES VIP
   (CLASS A) ON SEPTEMBER 15, 2006; NAME CHANGED TO THE DWS STRATEGIC
   VALUE VIP (CLASS A) ON JUNE 1, 2009; NAME CHANGED TO THE DWS LARGE
   CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period............................      N/A     N/A     N/A      N/A     N/A     N/A     N/A      N/A     N/A
  End of Period..................................      N/A     N/A     N/A      N/A     N/A     N/A     N/A      N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A     N/A     N/A      N/A     N/A     N/A     N/A      N/A     N/A
DEUTSCHE LARGE CAP VALUE VIP (CLASS A)
(DWS STRATEGIC VALUE VIP (CLASS A) MERGED INTO THIS FUND ON
   APRIL 29, 2011; NAME CHANGED FROM THE DWS LARGE CAP VALUE
   VIP (CLASS A) ON AUGUST 11, 2014)
Unit Value:
  Beginning of Period............................    1.550   1.202   1.111      N/A     N/A     N/A     N/A      N/A     N/A     N/A
  End of Period..................................    1.691   1.550   1.202    1.111     N/A     N/A     N/A      N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      649     748     807      849     N/A     N/A     N/A      N/A     N/A     N/A
DWS STRATEGIC VALUE VIP (CLASS A)
(MERGED INTO THE DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period............................      N/A     N/A     N/A    1.123   1.013   0.820   1.541    1.593   1.412   1.433
  End of Period..................................      N/A     N/A     N/A      N/A   1.123   1.013   0.820    1.541   1.593   1.412
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A     N/A     N/A      N/A   1,036   1,191   1,415    1,861   2,631   4,114


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2014     2013     2012     2011     2010     2009     2008     2007     2006     2005
-------------------------------------------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

DWS TECHNOLOGY VIP (CLASS A)
(MERGED INTO THE DWS CAPITAL GROWTH VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................     N/A      N/A      N/A    0.500    0.427    0.270    0.510    0.453    0.456    0.446
  End of Period............................     N/A      N/A      N/A      N/A    0.500    0.427    0.270    0.510    0.453    0.456
Number of Units Outstanding at End of
Period (in thousands)......................     N/A      N/A      N/A      N/A    6,419    7,333    8,137   10,107   14,478   19,054
EATON VANCE VT FLOATING-RATE INCOME FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON NOVEMBER 15, 2010)
Unit Value:
  Beginning of Period......................   1.306    1.276    1.206    1.194    1.110    0.780    1.087    1.085    1.044    1.020
  End of Period............................   1.294    1.306    1.276    1.206    1.194    1.110    0.780    1.087    1.085    1.044
Number of Units Outstanding at End of
Period (in thousands)......................   3,165    3,227    3,168    4,154    3,744    3,475    2,972    4,733    6,715    6,972
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................   2.757    2.418    2.181    2.271    2.017    1.585    2.257    1.982    1.874    1.828
  End of Period............................   2.875    2.757    2.418    2.181    2.271    2.017    1.585    2.257    1.982    1.874
Number of Units Outstanding at End of
Period (in thousands)......................   4,879    5,083    5,590    6,496    7,258    9,042    9,493   11,467   14,627   18,873
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period......................   2.168    1.680    1.468    1.532    1.329    0.996    1.763    1.525    1.389    1.208
  End of Period............................   2.385    2.168    1.680    1.468    1.532    1.329    0.996    1.763    1.525    1.389
Number of Units Outstanding at End of
Period (in thousands)......................   6,906    7,827    8,713   10,868   12,554   14,305   17,306   20,729   26,940   29,669
FIDELITY VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................   5.566    4.408    3.813    3.831    3.376    2.631    4.656    4.653    3.928    3.765
  End of Period............................   5.964    5.566    4.408    3.813    3.831    3.376    2.631    4.656    4.653    3.928
Number of Units Outstanding at End of
Period (in thousands)......................  11,923   13,582   15,181   17,546   20,448   23,529   27,981   35,001   44,306   58,900
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period......................   1.275    0.941    0.800    0.796    0.654    0.456    1.032    0.852    0.823    0.768
  End of Period............................   1.407    1.275    0.941    0.800    0.796    0.654    0.456    1.032    0.852    0.823
Number of Units Outstanding at End of
Period (in thousands)......................   1,390    2,592    3,184    2,473    2,600    2,494    2,743    2,892    3,464    4,224
FIDELITY VIP GROWTH PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................   5.272    3.924    3.472    3.516    2.873    2.272    4.365    3.488    3.313    3.177
  End of Period............................   5.783    5.272    3.924    3.472    3.516    2.873    2.272    4.365    3.488    3.313
Number of Units Outstanding at End of
Period (in thousands)......................  10,995   12,524   14,324   16,077   18,482   21,886   25,449   30,358   39,741   55,169
FIDELITY VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................   3.339    3.198    2.841    2.771    2.470    1.741    2.355    2.325    2.121    2.096
  End of Period............................   3.329    3.339    3.198    2.841    2.771    2.470    1.741    2.355    2.325    2.121
Number of Units Outstanding at End of
Period (in thousands)......................   5,302    5,821    6,327    6,876    7,806    9,106   10,768   14,775   18,468   23,701


                                                                            YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2014     2013     2012     2011     2010     2009     2008     2007     2006      2005
-----------------------------------------  -------  -------  -------   ------   -------  -------  -------  -------  -------  -------

FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    2.898    2.165    1.917    2.182     1.722    1.251    2.101    1.849    1.669    1.435
  End of Period..........................    3.029    2.898    2.165    1.917     2.182    1.722    1.251    2.101    1.849    1.669
Number of Units Outstanding at End of
Period (in thousands)....................    1,903    2,170    2,462    3,236     3,972    4,597    6,243    7,819   12,512   14,845
FIDELITY VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    2.979    2.317    1.947    2.386     2.140    1.716    3.099    2.680    2.303    1.963
  End of Period..........................    2.698    2.979    2.317    1.947     2.386    2.140    1.716    3.099    2.680    2.303
Number of Units Outstanding at End of
Period (in thousands)....................    5,215    5,813    6,755    7,351     8,148    9,536   11,299   13,297   16,512   20,504
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    2.082    1.622    1.296    1.445     1.161    0.750    1.561    1.503    1.314    1.302
  End of Period..........................    2.185    2.082    1.622    1.296     1.445    1.161    0.750    1.561    1.503    1.314
Number of Units Outstanding at End of
Period (in thousands)....................      791      925    1,072    1,235     1,469    2,056    1,887    2,502    2,937    4,078
FT VIP FRANKLIN GROWTH AND INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.703    1.334    1.206    1.195     1.039    0.833    1.303    1.373    1.194    1.170
  End of Period..........................    1.832    1.703    1.334    1.206     1.195    1.039    0.833    1.303    1.373    1.194
Number of Units Outstanding at End of
Period (in thousands)....................    1,520    1,686    2,012    1,687     1,402    1,480    1,881    3,026    3,394    4,736
FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.535    1.211    1.094    1.127     1.025    0.801    1.242    1.186    1.086    1.090
  End of Period..........................    1.702    1.535    1.211    1.094     1.127    1.025    0.801    1.242    1.186    1.086
Number of Units Outstanding at End of
Period (in thousands)....................      343      369      400      481       609      743    1,024    1,381    1,663    2,261
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.755    1.388    1.233    1.264     1.154    0.929    1.498    1.469    1.259    1.156
  End of Period..........................    1.852    1.755    1.388    1.233     1.264    1.154    0.929    1.498    1.469    1.259
Number of Units Outstanding at End of
Period (in thousands)....................    1,558    1,751    2,123    2,796     3,177    4,138    4,067    4,789    5,495    5,103
FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.271    0.933    0.854    0.911     0.724    0.512    0.903    0.824    0.769    0.745
  End of Period..........................    1.346    1.271    0.933    0.854     0.911    0.724    0.512    0.903    0.824    0.769
Number of Units Outstanding at End of
Period (in thousands)....................    6,907    8,003    9,536   10,923    13,175   15,939   19,624   25,735   39,206   45,151


                                                                             YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2014     2013     2012     2011     2010     2009     2008     2007     2006     2005
-------------------------------------------  -------  -------  -------  -------  -------  ------   ------   ------  -------  -------

FT VIP TEMPLETON FOREIGN VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON FOREIGN SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period......................    1.861    1.536    1.318    1.496    1.401   1.037    1.765    1.551    1.296    1.194
  End of Period............................    1.630    1.861    1.536    1.318    1.496   1.401    1.037    1.765    1.551    1.296
Number of Units Outstanding at End of
Period (in thousands)......................    2,585    2,875    3,374    3,692    4,393   5,181    6,468    8,590   11,597   13,063
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH SERIES (SERIES I SHARES) MERGED INTO THIS
   FUND ON APRIL 29, 2011; INVESCO V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES) MERGED INTO THIS FUND ON APRIL 27, 2012; NAME
   CHANGED FROM THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2012; NAME CHANGED FROM THE INVESCO
   VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES) ON
   MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.230    0.891    0.795      N/A      N/A     N/A      N/A      N/A      N/A      N/A
  End of Period............................    1.315    1.230    0.891    0.795      N/A     N/A      N/A      N/A      N/A      N/A
Number of Units Outstanding at End of
Period (in thousands)......................    3,846    4,298    5,025    1,175      N/A     N/A      N/A      N/A      N/A      N/A
INVESCO V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES) ON APRIL 27, 2012)
Unit Value:
  Beginning of Period......................      N/A      N/A    0.601    0.663    0.582   0.488    0.861    0.780    0.724    0.695
  End of Period............................      N/A      N/A      N/A    0.601    0.663   0.582    0.488    0.861    0.780    0.724
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A    6,180    7,226   8,576   10,126   12,899   16,500   23,935
INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CAPITAL DEVELOPMENT FUND
   (SERIES II SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN
   KAMPEN V.I. MID CAP GROWTH FUND (SERIES II SHARES) ON APRIL 27, 2012)
Unit Value:
  Beginning of Period......................      N/A      N/A    1.170    1.282    1.098   0.784    1.506    1.382    1.206    1.120
  End of Period............................      N/A      N/A      N/A    1.170    1.282   1.098    0.784    1.506    1.382    1.206
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A      281      337     423      517      625      756      930
INVESCO V.I. CORE EQUITY FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES)
   ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................    1.121    0.880    0.784    0.796    0.737   0.583    0.847    0.795    0.700    0.672
  End of Period............................    1.195    1.121    0.880    0.784    0.796   0.737    0.583    0.847    0.795    0.700
Number of Units Outstanding at End of
Period (in thousands)......................    3,501    4,337    5,365    4,867    5,585   7,125    8,835    9,093   11,112   16,096


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2014     2013     2012     2011     2010     2009     2008     2007    2006     2005
-------------------------------------------  -------  ------   ------   ------   ------  -------  -------  -------  -------  -------

INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I. GLOBAL HEALTH CARE FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................    1.803   1.302    1.093    1.067    1.028    0.817    1.161    1.054    1.016    0.953
  End of Period............................    2.127   1.803    1.302    1.093    1.067    1.028    0.817    1.161    1.054    1.016
Number of Units Outstanding at End of
Period (in thousands)......................    3,199   2,796    2,864    2,583    3,052    3,481    4,470    5,729    7,843   10,501
INVESCO V.I. LARGE CAP GROWTH FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. LARGE CAP GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................      N/A     N/A      N/A    0.858    0.742    0.598    0.983    0.862    0.811    0.795
  End of Period............................      N/A     N/A      N/A      N/A    0.858    0.742    0.598    0.983    0.862    0.811
Number of Units Outstanding at End of
Period (in thousands)......................      N/A     N/A      N/A      N/A    1,501    1,813    2,265    3,044    3,685    4,592
INVESCO V.I. MID CAP GROWTH FUND (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES) MERGED INTO THIS
   FUND ON APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I.
   MID CAP GROWTH FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.736   1.290      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period............................    1.843   1.736    1.290      N/A      N/A      N/A      N/A      N/A      N/A      N/A
Number of Units Outstanding at End of
Period (in thousands)......................      186     228      248      N/A      N/A      N/A      N/A      N/A      N/A      N/A
INVESCO V.I. VALUE OPPORTUNITIES FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. BASIC VALUE FUND (SERIES II SHARES)
   ON APRIL 30, 2010; NAME CHANGED FROM THE INVESCO V.I. BASIC VALUE FUND
   (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. VALUE OPPORTUNITIES FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.325   1.009    0.870    0.914    0.867    0.595    1.256    1.258    1.130    1.088
  End of Period............................    1.389   1.325    1.009    0.870    0.914    0.867    0.595    1.256    1.258    1.130
Number of Units Outstanding at End of
Period (in thousands)......................    2,588   2,987    3,290    5,419    6,505    7,807    8,827   11,894   16,946   43,925
JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................      N/A     N/A      N/A      N/A    0.786    0.575    0.993    0.929    0.875    0.792
  End of Period............................      N/A     N/A      N/A      N/A      N/A    0.786    0.575    0.993    0.929    0.875
Number of Units Outstanding at End of
Period (in thousands)......................      N/A     N/A      N/A      N/A      N/A    9,066   11,703   15,236   20,104   24,143
JANUS ASPEN JANUS PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period......................    0.960   0.750    0.643    0.691    0.614    0.458    0.772    0.929    0.623    0.608
  End of Period............................    1.067   0.960    0.750    0.643    0.691    0.614    0.458    0.772    0.929    0.623
Number of Units Outstanding at End of
Period (in thousands)......................    4,928   5,552    6,403    7,922    9,340   10,596   13,232   16,567   20,104   29,575


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                    2014     2013    2012     2011     2010     2009     2008     2007    2006     2005
-------------------------------------------  -------  -------  -------  -------  ------  -------  -------  -------  -------  -------

MFS(R) MID CAP GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    1.441    1.066    0.929    1.004   0.789    0.567    1.188    1.101    1.092    1.077
  End of Period............................    1.542    1.441    1.066    0.929   1.004    0.789    0.567    1.188    1.101    1.092
Number of Units Outstanding at End of
Period (in thousands)......................      394      415      439      612     740      732      968    1,315    1,938    3,638
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    2.238    1.608    1.350    1.530   1.142    0.711    1.194    1.184    1.064    1.028
  End of Period............................    2.040    2.238    1.608    1.350   1.530    1.142    0.711    1.194    1.184    1.064
Number of Units Outstanding at End of
Period (in thousands)......................    1,286    1,559    1,738    1,987   2,085    1,848    1,703    1,453    1,689    1,933
MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    1.607    1.373    1.256    1.255   1.161    1.001    1.308    1.277    1.161    1.148
  End of Period............................    1.714    1.607    1.373    1.256   1.255    1.161    1.001    1.308    1.277    1.161
Number of Units Outstanding at End of
Period (in thousands)......................    2,861    2,631    2,858    4,073   4,639    5,060    4,968    6,496    8,343   12,045
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    3.321    2.803    2.512    2.393   2.140    1.634    2.666    2.121    1.643    1.430
  End of Period............................    3.680    3.321    2.803    2.512   2.393    2.140    1.634    2.666    2.121    1.643
Number of Units Outstanding at End of
Period (in thousands)......................    1,436    1,066    1,198    1,281   1,427    1,598    2,600    3,043    3,173    3,396
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period......................    1.487    1.166    1.040    1.070   0.994    0.700    1.307    1.165    1.098    1.062
  End of Period............................    1.687    1.487    1.166    1.040   1.070    0.994    0.700    1.307    1.165    1.098
Number of Units Outstanding at End of
Period (in thousands)......................      975    1,106    1,350    1,578   1,919    2,468    3,769    3,699    5,135    7,117
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM CAPITAL INCOME FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2015; NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period......................    1.220    1.097    0.993    1.004   0.904    0.754    1.357    1.331    1.218    1.192
  End of Period............................    1.298    1.220    1.097    0.993   1.004    0.904    0.754    1.357    1.331    1.218
Number of Units Outstanding at End of
Period (in thousands)......................      565      739      796    1,692   1,753    1,978    1,469    2,111    2,466    3,166
OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period......................    2.137    1.707    1.432    1.589   1.393    1.015    1.725    1.650    1.427    1.269
  End of Period............................    2.149    2.137    1.707    1.432   1.589    1.393    1.015    1.725    1.650    1.427
Number of Units Outstanding at End of
Period (in thousands)......................    1,849    1,975    2,060    2,556   3,136    3,772    3,949    5,781    7,116    8,504


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2014     2013    2012     2011     2010    2009     2008     2007    2006     2005
----------------------------------------------  ------   ------  -------  ------   ------  -------  ------   ------  -------  ------

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES) MERGED INTO THIS
   FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period.........................   0.413    0.421      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................   0.417    0.413    0.421     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................   2,551    3,048    3,227     N/A      N/A      N/A     N/A      N/A      N/A     N/A
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
   (SERVICE SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period.........................     N/A      N/A    0.373   0.388    0.344    0.277   1.313    1.338    1.243   1.237
  End of Period...............................     N/A      N/A      N/A   0.373    0.388    0.344   0.277    1.313    1.338   1.243
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A   3,616    4,601    4,740   4,093    4,343    5,449   8,482
OPPENHEIMER MAIN STREET FUND(R)/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................   1.661    1.283    1.116   1.136    0.995    0.789   1.305    1.271    1.124   1.078
  End of Period...............................   1.808    1.661    1.283   1.116    1.136    0.995   0.789    1.305    1.271   1.124
Number of Units Outstanding at End of Period
(in thousands)................................     432      516      546     738      893    1,077   1,336    1,853    2,400   2,754
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.........................   1.995    2.069    1.880   2.498    2.193    1.279   3.112    2.216    1.660   1.224
  End of Period...............................   1.714    1.995    2.069   1.880    2.498    2.193   1.279    3.112    2.216   1.660
Number of Units Outstanding at End of Period
(in thousands)................................   2,962    3,494    3,706   4,677    5,233    5,782   6,357    7,420    9,249  13,222
PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.........................   2.852    2.850    2.491   2.303    1.818    1.402   2.308    2.895    2.153   1.902
  End of Period...............................   3.670    2.852    2.850   2.491    2.303    1.818   1.402    2.308    2.895   2.153
Number of Units Outstanding at End of Period
(in thousands)................................   1,850    2,241    2,334   2,632    3,004    3,249   3,753    4,683    6,063   7,306
SCUDDER VIT EAFE EQUITY INDEX FUND (CLASS A)
(LIQUIDATED SCUDDER VIT EAFE EQUITY INDEX FUND ON JULY 25, 2005)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                               -------------------------------------------------------------------------------------
SUB-ACCOUNT                                     2014     2013     2012    2011     2010     2009     2008     2007    2006     2005
---------------------------------------------  ------   ------  -------  -------  -------  ------   ------  -------  -------  ------

SVS DREMAN FINANCIAL SERVICES (CLASS A)
(MERGED INTO THE DWS DREMAN FINANCIAL SERVICES VIP (CLASS A) ON
   FEBRUARY 3, 2006; MERGED INTO THE DWS DREMAN HIGH RETURN EQUITY
   VIP (CLASS A) ON SEPTEMBER 15, 2006; NAME CHANGED TO THE DWS
   STRATEGIC VALUE VIP (CLASS A) ON JUNE 1, 2009; NAME CHANGED TO THE
   DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A   1.433
  End of Period..............................     N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period........................   1.908    1.697    1.454    1.693    1.501   0.999    1.977    1.774    1.512   1.322
  End of Period..............................   1.857    1.908    1.697    1.454    1.693   1.501    0.999    1.977    1.774   1.512
Number of Units Outstanding at End of Period
(in thousands)...............................   7,116    7,928    8,696   10,114   11,311  13,214   15,387   18,966   25,058  26,725


                                 APPENDIX E

   DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

(b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                          Amount of the withdrawal
        --------------------------------------------------------

           Accumulated Value determined immediately prior to the
                                 withdrawal

EXERCISING THE M-GAP RIDER.

      - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

      - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

      - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


             CONTRACT                      MINIMUM                          MINIMUM
            ANNIVERSARY                  GUARANTEED                       GUARANTEED
            AT EXERCISE                 BENEFIT BASE                   ANNUAL INCOME(1)
         ----------------              ---------------              ----------------------
                10                        $162,889                          $12,153
                15                        $207,892                          $17,695


          ------------------
          (1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH
                                 SUB-ACCOUNTS OF
                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2015 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                              DATED MAY 1, 2015


Commonwealth Annuity Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                                       3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                                        5

SERVICES                                                                                              5

UNDERWRITERS                                                                                          6

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                                            7

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                                           8

PERFORMANCE INFORMATION                                                                               9

STATE PREMIUM TAX CHART                                                                              14

FINANCIAL STATEMENTS                                                                                 14

FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT VA-K   F-1

                         GENERAL INFORMATION AND HISTORY

The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street,
New York, NY 10282.

Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Currently, Goldman Sachs owns approximately 22% of the outstanding ordinary shares of Global Atlantic, Goldman Sachs and Global Atlantic employees own approximately 4.5% of the outstanding ordinary shares, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 73.5% of the outstanding ordinary shares.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate the sooner of 2018 or at such time as Goldman Sachs owns less than 10% of the outstanding voting securities of Global Atlantic. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.

Separate Account VA-K (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Advantage contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST                              FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE
(SERVICE SHARES)                                                    CLASS 2)
Goldman Sachs VIT Core Fixed Income Fund                            Fidelity VIP Contrafund(R) Portfolio
Goldman Sachs VIT Equity Index Fund                                 Fidelity VIP Growth Opportunities Portfolio
Goldman Sachs VIT Global Trends Allocation Fund                     Fidelity VIP Mid Cap Portfolio
Goldman Sachs VIT Growth Opportunities Fund                         Fidelity VIP Value Strategies Portfolio
Goldman Sachs VIT High Quality Floating Rate Fund
Goldman Sachs VIT Mid Cap Value Fund                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
Goldman Sachs VIT Money Market Fund                                 Franklin Growth and Income VIP Fund
Goldman Sachs VIT Strategic Growth Fund                             Franklin Large Cap Growth VIP Fund
Goldman Sachs VIT Strategic International Equity Fund               Franklin Small-Mid Cap Growth VIP Fund
Goldman Sachs VIT U.S. Equity Insights Fund                         Franklin Mutual Shares VIP Fund
                                                                    Templeton Foreign VIP Fund
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) (SERIES I SHARES)                JANUS ASPEN SERIES (SERVICE SHARES)
Invesco V.I. American Franchise Fund                                Janus Aspen Janus Portfolio
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund
                                                                    MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
AIM VARIABLE INSURANCE FUNDS                                        MFS(R) Mid Cap Growth Series
(INVESCO VARIABLE INSURANCE FUNDS) (SERIES II SHARES)               MFS(R) New Discovery Series
Invesco V.I. Mid Cap Growth Fund                                    MFS(R) Total Return Series
Invesco V.I. Value Opportunities Fund                               MFS(R) Utilities Series

AB VARIABLE PRODUCTS SERIES FUND, INC.                              OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
(CLASS B)                                                           Oppenheimer Capital Appreciation Fund/VA
AB VPS Growth and Income Portfolio                                  Oppenheimer Conservative Balanced Fund/VA
AB VPS Large Cap Growth Portfolio                                   Oppenheimer Global Fund/VA
AB VPS Small/Mid-Cap Value Portfolio                                Oppenheimer Global Strategic Income Fund/VA
AB VPS Value Portfolio                                              Oppenheimer Main Street Fund(R)/VA

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series                      PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
                                                                    Pioneer Emerging Markets VCT Portfolio
DELAWARE VIP TRUST (SERVICE CLASS)                                  Pioneer Real Estate Shares VCT Portfolio
Delaware VIP Smid Cap Growth Series
                                                                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
DEUTSCHE VARIABLE SERIES I (CLASS A)                                T. Rowe Price International Stock Portfolio
Deutsche Capital Growth VIP

DWS VARIABLE SERIES II
Deutsche Large Cap Value VIP

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 125 High Street, Boston, MA 02110.


MAIL ROOM AND ADMINISTRATIVE SERVICES. The Company has retained se2, LLC, an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, LLC. are located at One Security Benefit Place, Topeka, Kansas, 66636.

EXPERTS. The financial statements of the Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, and the financial statements of Separate Account VA-K of the Company as of December 31, 2014 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from EACH Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION."

                                  UNDERWRITERS

Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of Global Atlantic (Fin) Company. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to Epoch for the years 2012, 2013 and 2014 were $850,576.25, $1,344,013.55 and 1,749,812.95, respectively. No commissions were retained by Epoch for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2012, 2013 and 2014.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                         $   1.135000

(2) Value of Assets -- Beginning of Valuation Period                             $  5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses                $      1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)       0.000335

(5) Annual Charge (one-day equivalent of 1.45% per annum)                            0.000040

(6) Net Investment Rate (4) - (5)                                                    0.000295

(7) Net Investment Factor 1.000000 + (6)                                             1.000295

(8) Accumulation Unit Value -- Current Period (1) x (7)                          $   1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P P(1 + T) TO THE POWER OF (n)  =  ERV

                      Where:      P  =  a hypothetical initial payment to the
                                        Variable Account of $1,000
                                  T  =  average annual total return
                                  n  =  number of years
                                ERV  =  the ending redeemable value of the
                                        $1,000 payment at the end of the
                                        specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

      YEARS FROM DATE OF PAYMENT TO        CHARGE AS PERCENTAGE OF NEW
           DATE OF WITHDRAWAL             PURCHASE PAYMENTS WITHDRAWN*
    ---------------------------------  ----------------------------------
                   0-2                                 8%
                    3                                  7%
                    4                                  6%
                    5                                  5%
                    6                                  4%
                    7                                  3%
                    8                                  2%
                    9                                  1%
               Thereafter                              0%

----------
* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

    P(1 + T) TO THE POWER OF (n) =   EV

              Where:   P         =   a hypothetical initial payment to the
                                     Variable Account of $1,000
                       T         =   average annual total return
                       n         =   number of years
                       EV        =   the ending value of the $1,000 payment at
                                     the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
             COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS `93

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

     FOR PERIODS ENDING DECEMBER 31, 2014 AND SINCE INCEPTION OF SUB-ACCOUNT

                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                           10 YEARS OR
                                                                                                              SINCE
                                                                                                            INCEPTION
                                                                  SUB-ACCOUNT     FOR YEAR                   OF SUB-
                                                                   INCEPTION       ENDED                     ACCOUNT
                                                                     DATE         12/31/14      5 YEARS     (IF LESS)
                                                                 -------------   ----------   ---------   -------------
Goldman Sachs VIT Core Fixed Income Fund                            01/09/06        -6.20       -0.37        -0.14
Goldman Sachs VIT Equity Index Fund                                 01/09/06        0.76        10.11         2.23
Goldman Sachs VIT Global Trends Allocation Fund                     05/22/12        -7.72        N/A          1.50
Goldman Sachs VIT Growth Opportunities Fund                         01/09/06        -1.18       10.07         4.96
Goldman Sachs VIT High Quality Floating Rate Fund                   01/09/06       -11.41       -2.49        -0.65
Goldman Sachs VIT Mid Cap Value Fund                                01/09/06        0.82        10.75         3.07
Goldman Sachs VIT Money Market Fund                                 01/09/06       -11.32       -5.62        -3.56
Goldman Sachs VIT Strategic Growth Fund                             01/09/06        0.91        8.86          2.25
Goldman Sachs VIT Strategic International Equity Fund               01/09/06       -18.37       -0.23        -4.28
Goldman Sachs VIT U.S. Equity Insights Fund                         01/09/06         3.50        11.36        0.83
AB VPS Growth and Income Portfolio                                   8/1/00         -2.83       10.69         1.60
AB VPS Large Cap Growth Portfolio                                    8/1/00         1.33        8.85          2.68
AB VPS Small/Mid Cap Value Portfolio                                 5/1/02         -3.15       10.63         4.22
AB VPS Value Portfolio                                               5/1/02         -1.48       8.25         -0.17
Delaware VIP International Value Equity Series                       5/6/93        -19.26       -1.28        -1.23
Delaware VIP Smid Cap Growth Series                                  8/1/00         -8.70       14.20         6.00
Deutsche Large Cap Value VIP                                         8/1/00         -1.53       7.33         -2.56
Deutsche Capital Growth VIP                                          8/1/00         0.53        9.87          2.48
Fidelity VIP Asset Manager(SM) Portfolio                             5/4/94         -6.00       3.73          1.61
Fidelity VIP Equity-Income Portfolio                                 9/5/91         -3.36       8.74          1.36
Fidelity VIP Growth Portfolio                                        9/5/91         -1.00       11.92         2.93
Fidelity VIP High Income Portfolio                                   9/24/91       -10.27       2.57          1.80
Fidelity VIP Overseas Portfolio                                      9/5/91        -18.72       0.87          0.30
Fidelity VIP Contrafund(R) Portfolio                                 5/1/01         -0.67       9.07          4.20
Fidelity VIP Growth Opportunities Portfolio                          8/1/00         -0.40       13.54         2.81
Fidelity VIP Mid Cap Portfolio                                       5/1/02         -5.81       8.68          5.11
Fidelity VIP Value Strategies Portfolio                              5/1/02         -5.37       10.32         1.85
Franklin Growth and Income VIP Fund                                  8/1/00         -2.97       8.71          1.17
Franklin Large Cap Growth VIP Fund                                   5/1/02         0.07        7.17          1.13
Franklin Small-Mid Cap Growth Securities Fund                        8/1/00         -4.50       10.02         2.89
Franklin Mutual Shares VIP Fund                                      5/1/02         -4.82       6.42          1.71
Templeton Foreign VIP Fund                                           5/1/02        -21.51       -0.80         0.28
Invesco V.I. American Franchise Fund                                05/01/01        -3.61       8.73          1.83
Invesco V.I. Core Equity Fund                                       08/01/00        -3.88       6.60          2.93
Invesco V.I. Global Health Care Fund                                08/01/00        6.93        12.30         5.33
Invesco V.I. Mid Cap Growth Fund                                    5/1/2002        -4.30       7.47          1.90
Invesco V.I. Value Opportunities Fund                               05/01/02        -5.49       6.28         -1.50
Janus Aspen Janus Portfolio                                          8/1/00         0.32        8.26          2.58
MFS(R) Mid Cap Growth Series                                         5/1/02         -3.50       11.24        -0.34
MFS(R) New Discovery Series                                          5/1/02        -18.18       9.24          4.16
MFS(R) Total Return Series                                           5/1/02         -3.80       4.47          0.89
MFS(R) Utilities Series                                              5/1/02         0.07        8.12          7.70
Oppenheimer Capital Appreciation Fund/VA                             5/1/02         2.51        7.62          1.26
Oppenheimer Conservative Balanced Fund/VA                            5/1/02         -4.00       3.91         -3.11

Oppenheimer Global Fund/VA                                           5/1/02         -9.45       5.53          2.48
Oppenheimer Global Strategic Income Fund/VA                          5/1/02         -9.05       0.19         -23.25
Oppenheimer Main Street Fund(R)/VA                                   5/1/02         -1.82       9.37          2.00
Pioneer Emerging Markets VCT Portfolio                               8/1/00        -23.04       -9.01         1.30
Pioneer Real Estate Shares VCT Portfolio                             8/1/00         17.67       12.09         3.82
T. Rowe Price International Stock Portfolio                          5/1/95        -12.46       0.51          0.51

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2014

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO
                                  CONTRACT FEE)


                                                                                                           10 YEARS OR
                                                                                                              SINCE
                                                                                                            INCEPTION
                                                                  SUB-ACCOUNT      FOR YEAR                  OF SUB-
                                                                   INCEPTION        ENDED                    ACCOUNT
                                                                      DATE         12/31/14     5 YEARS     (IF LESS)
                                                                 -------------   ----------   ---------   -------------
Goldman Sachs VIT Core Fixed Income Fund                            01/09/06        4.08        3.45          2.99
Goldman Sachs VIT Equity Index Fund                                 01/09/06        11.58       13.39         5.73
Goldman Sachs VIT Global Trends Allocation Fund                    05/22/2012       2.44         N/A          7.26
Goldman Sachs VIT Growth Opportunities Fund                         01/09/06        9.49        13.32         8.10
Goldman Sachs VIT High Quality Floating Rate Fund                   01/09/06        -1.54       1.41          2.40
Goldman Sachs VIT Mid Cap Value Fund                                01/09/06        11.64       13.95         6.45
Goldman Sachs VIT Money Market Fund                                 01/09/06        -1.44       -1.45        -0.15
Goldman Sachs VIT Strategic Growth Fund                             01/09/06        11.74       12.30         5.82
Goldman Sachs VIT Strategic International Equity Fund               01/09/06        -9.04       3.69         -0.26
Goldman Sachs VIT U.S. Equity Insights Fund                         01/09/06        14.50       14.63         4.77
AB VPS Growth and Income Portfolio                                   8/1/00         7.71        13.91         5.03
AB VPS Large Cap Growth Portfolio                                    8/1/00         12.19       12.33         5.93
AB VPS Small/Mid Cap Value Portfolio                                 5/1/02         7.37        13.82         7.24
AB VPS Value Portfolio                                               5/1/02         9.17        11.73         3.52
Delaware VIP International Value Equity Series                       5/6/93        -10.00       2.65          1.90
Delaware VIP Smid Cap Growth Series                                  8/1/00         1.38        16.98         8.82
Deutsche Large Cap Value VIP                                         8/1/00         9.11        10.80         1.67
Deutsche Capital Growth VIP                                          8/1/00         11.33       13.18         5.93
Fidelity VIP Asset Manager(SM) Portfolio                             5/4/94         4.30        7.35          4.63
Fidelity VIP Equity-Income Portfolio                                 9/5/91         7.14        12.05         4.71
Fidelity VIP Growth Portfolio                                        9/5/91         9.68        15.02         6.17
Fidelity VIP High Income Portfolio                                  9/24/91         -0.31       6.15          4.74
Fidelity VIP Overseas Portfolio                                      9/5/91         -9.41       4.75          3.23
Fidelity VIP Contrafund(R) Portfolio                                 5/1/01         10.04       12.40         7.04
Fidelity VIP Growth Opportunities Portfolio                          8/1/00         10.32       16.55         6.24
Fidelity VIP Mid Cap Portfolio                                       5/1/02         4.49        11.95         7.76
Fidelity VIP Value Strategies Portfolio                              5/1/02         4.97        13.48         5.31
Franklin Growth and Income VIP Fund                                  8/1/00         7.55        12.01         4.58
Franklin Large Cap Growth VIP Fund                                   5/1/02         10.83       10.68         4.55
Franklin Small-Mid Cap Growth VIP Fund                               8/1/00         5.91        13.19         6.10
Franklin Mutual Shares VIP Fund                                      5/1/02         5.57        9.93          4.83
Templeton Foreign VIP Fund                                           5/1/02        -12.42       3.08          3.16
Invesco V.I. American Franchise Fund                                 5/1/01         6.87        12.12         5.16
Invesco V.I. Core Equity Fund                                        8/1/00         6.58        10.13         5.92
Invesco V.I. Global Health Care Fund                                 8/1/00         17.93       15.65         8.36
Invesco V.I. Mid Cap Growth Fund                                     5/1/02         6.13        10.92         5.10
Invesco V.I. Value Opportunities Fund                                5/1/02         4.84        9.88          2.48
Janus Aspen Janus Portfolio                                          8/1/00         11.10       11.70         5.78
MFS(R) Mid Cap Growth Series                                         5/1/02         6.98        14.34         3.65
MFS(R) New Discovery Series                                          5/1/02        -8.84        12.30         7.09
MFS(R) Total Return Series                                           5/1/02         6.67        8.10          4.09
MFS(R) Utilities Series                                              5/1/02         10.84       11.46         9.91
Oppenheimer Capital Appreciation Fund/VA                             5/1/02         13.46       11.16         4.74
Oppenheimer Conservative Balanced Fund/VA                            5/1/02         6.45        7.51          0.86
Oppenheimer Global Fund/VA                                           5/1/02         0.58        9.05          5.40
Oppenheimer Global Strategic Income Fund/VA                          5/1/02         1.00        3.93         -10.30
Oppenheimer Main Street Fund(R)/VA                                   5/1/02         8.80        12.68         5.30

Pioneer Emerging Markets VCT Portfolio                               8/1/00        -14.06       -4.81         3.43
Pioneer Real Estate Shares VCT Portfolio                             8/1/00         28.67       15.08         6.79
T. Rowe Price International Stock Portfolio                          5/1/95        -2.67        4.35          3.45


YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Goldman Sachs Money Market Sub-Account for the seven-day period ended December 31, 2014:



        Yield                                                       -1.51%
        Effective Yield                                             -1.50%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

    Effective Yield = [ (base period return + 1) TO THE POWER OF (365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                             STATE PREMIUM TAX CHART

                                          NON-
                        QUALIFIED      QUALIFIED
STATE                     PLANS          PLANS
-----                 -----------     -----------
California                0.50%*         2.35%*
Maine                     0.00%          2.00%
Nevada                    0.00%          3.50%*
South Dakota              0.00%          1.25%**
West Virginia             1.00%*         1.00%*
Wyoming                   0.00%          1.00%

----------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

** The Tax Rate is 0.08% on annuity considerations in excess of $500,000.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Separate Account VA-K.

[COMMONWEALTH ANNUITY LOGO]

(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

TABLE OF CONTENTS
DECEMBER 31, 2014

                                                                                                                        PAGE
                                                                                                                       -------
REPORT OF INDEPENDENT AUDITORS                                                                                              2

FINANCIAL STATEMENTS

Consolidated Balance Sheets                                                                                                 3

Consolidated Statements of Operations                                                                                       4

Consolidated Statements of Comprehensive Income/(loss)                                                                      5

Consolidated Statements of Shareholders' Equity                                                                             6

Consolidated Statements of Cash Flows                                                                                       7

  Notes to the Consolidated Financial Statements                                                                            8

  1.    Business                                                                                                            8

  2.    Basis of Presentation                                                                                               9

  3.    Significant Accounting Policies                                                                                    10

  4.    Significant Transactions                                                                                           24

  5.    Policyholder Liabilities                                                                                           24

  6.    Investments                                                                                                        29

  7.    Derivative Instruments                                                                                             34

  8.    Investment Income and Gains and Losses                                                                             36

  9.    Fair Value Disclosure of Financial Instruments                                                                     37

  10.   Closed Blocks                                                                                                      48

  11.   Income Taxes                                                                                                       49

  12.   Dividend Restrictions                                                                                              51

  13.   Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves and Unearned Front-end Loads     52

  14.   Reinsurance                                                                                                        53

  15.   Composition of Other Assets, Liabilities, Income and Expenses                                                      54

  16.   Commitments and Contingencies                                                                                      55

  17.   Related Party Transactions                                                                                         56

  18.   Purchase Accounting                                                                                                57

  19.   Intangible Assets                                                                                                  60

  20.   Notes Payable and Accrued Interest                                                                                 60

  21.   Statutory Financial Information                                                                                    61

  22.   Employee Benefit Plans                                                                                             62

  23.   Subsequent Events                                                                                                  63

  24.   Revisions to 2013 Audited Financial Statements                                                                     64

[PWC LOGO]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Commonwealth Annuity and Life Insurance Company:

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company and its subsidiaries, which comprise the consolidated balance sheets as of December 31, 2014 and December 31, 2013, and the related consolidated statements of operations, comprehensive income, shareholders' equity and cash flows for the three years in the period ended December 31, 2014.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2014 and December 31, 2013, and the results of their operations and their cash flows for the three years ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 23, 2015

PRICEWATERHOUSECOOPERS LLP, 125 HIGH STREET, BOSTON, MA 02110
T: (617) 530 5000, F: (617) 530 5001, WWW.PWC.COM/US

COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                                                       2013 AS
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)                                                        2014            REVISED
-------------------------------------------------------------------------------------------------   --------------   --------------
ASSETS
  Investments:
    Available-for-sale fixed maturities at fair value (amortized cost of $21,255 and $11,067 in
      2014 and 2013, respectively)                                                                  $       22,342   $       11,419
    Trading fixed maturities at fair value (amortized cost of $1,207 and $1,255 in 2014 and 2013,
      respectively)                                                                                          1,308            1,273
    Equity securities at fair value (book value of $33 and $0 in 2014 and 2013, respectively)                   33               --
    Mortgage loans (includes mortgage loans carried at fair value of $32 and $30 in 2014 and
      2013, respectively)                                                                                    1,245              720
    Policy loans                                                                                               737              738
    Other invested assets (includes $334 and $347 related to variable interest entities in 2014
      and 2013, respectively)                                                                                  644              488
                                                                                                    --------------   --------------
      Total investments                                                                                     26,309           14,638
                                                                                                    --------------   --------------
  Cash and cash equivalents (includes $7 and $4 related to variable interest entities in 2014
    and 2013, respectively)                                                                                  1,014              984
  Accrued investment income                                                                                    192              125
  Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modified coinsurance and funds withheld coinsurance (includes assets at fair value of $1,420 and
    $1,266 in 2014 and 2013, respectively)                                                                   8,929            9,024
  Value of business acquired                                                                                   783              534
  Deferred policy acquisition costs                                                                            518              280
  Deferred income taxes                                                                                         62              240
  Derivative instruments receivable                                                                            317              176
  Intangible assets                                                                                             31               15
  Other assets (includes $73 and $78 related to variable interest entities in 2014 and 2013,
    respectively)                                                                                              124              131
  Separate account assets                                                                                    5,037            3,403
                                                                                                    --------------   --------------
      Total assets                                                                                  $       43,316   $       29,550
                                                                                                    ==============   ==============

LIABILITIES
  Policyholder liabilities:
    Future policy benefits (includes liabilities carried at fair value of $3,906 and $3,125 in
      2014 and 2013 respectively)                                                                   $       25,597   $       13,799
    Outstanding claims and losses (includes liabilities carried at fair value of $43 and $24 in
      2014 and 2013, respectively)                                                                             262              164
    Contractholder deposit funds and other policy liabilities (includes liabilities carried at
      fair value of $190 and $121 in 2014 and 2013, respectively)                                            3,823            4,105
                                                                                                    --------------   --------------
      Total policy liabilities and accruals                                                                 29,682           18,068
                                                                                                    --------------   --------------
  Notes payable and accrued interest- affiliate                                                                302               --
  Derivative instruments payable                                                                               220              333
  Collateral on derivative instruments                                                                         145               44
  Securities sold under agreements to repurchase                                                               381              621
  Accrued expenses and other liabilities (includes $24 and $4 related to variable interest
    entities in 2014 and 2013, respectively)                                                                   309              213
  Reinsurance payable                                                                                        5,357            5,806
  Separate account liabilities                                                                               5,037            3,403
                                                                                                    --------------   --------------
      Total liabilities                                                                                     41,433           28,488
                                                                                                    ==============   ==============

Commitments and contingencies (Note 17)

SHAREHOLDER'S EQUITY AND NONCONTROLLING INTEREST
  Common stock, Class B, $1,000 par value, 10,000 shares authorized, 2,526
    shares issued and outstanding                                                                   $            3   $            3
  Additional paid-in capital                                                                                 1,039              815
  Accumulated other comprehensive income                                                                       547              202
  Retained earnings                                                                                            246               42
  Noncontrolling interests                                                                                      48               --
                                                                                                    --------------   --------------
      Total shareholders' equity                                                                             1,883            1,062
                                                                                                    --------------   --------------
      Total liabilities and shareholders' equity                                                    $       43,316   $       29,550
                                                                                                    ==============   ==============

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,                                                                      2013 AS
(IN MILLIONS)                                                                          2014           REVISED            2012
--------------------------------------------------------------------------------  --------------   --------------   --------------
REVENUES
  Premiums                                                                        $          143   $           62   $           44
  Insurance and investment product fee income                                                963              349              205
  Net investment income                                                                    1,149              288              235
  Net realized investment gains
    Total other-than-temporary impairment losses                                              --               --               --
    Portion recognized in other comprehensive income                                          --               --               --
                                                                                  --------------   --------------   --------------
      Net other-than-temporary impairment losses recognized in earnings                       --               --               --
      Net realized capital gains, excluding net other-than-temporary impairment
        losses recognized in earnings                                                        153              147               85
                                                                                  --------------   --------------   --------------
  Total net realized investment gains                                                        153              147               85
  Other income                                                                                43               29               20
                                                                                  --------------   --------------   --------------
    Total revenues                                                                         2,451              875              589
                                                                                  --------------   --------------   --------------

BENEFITS, LOSSES AND EXPENSES
  Policy benefits, claims and losses and loss adjustment expenses                          1,972              705              339
  Amortization of policy acquisition costs                                                   167               86               27
  (Gains)/losses on derivative instruments                                                  (421)             (40)             247
  Interest expenses                                                                           10               --               --
  Other operating expenses                                                                   425               69               70
                                                                                  --------------   --------------   --------------
    Total benefits, losses and expenses                                                    2,153              820              683
                                                                                  --------------   --------------   --------------
  Income before provision for income taxes and noncontrolling interests                      298               55              (94)
                                                                                  --------------   --------------   --------------

INCOME TAX EXPENSE/(BENEFIT)
  Current tax expense                                                                         94              268               74
  Deferred tax expense/(benefit)                                                              (1)            (253)            (112)
                                                                                  --------------   --------------   --------------
    Total income tax expense/(benefit)                                                        93               15              (38)

                                                                                  --------------   --------------   --------------
Net income/(loss), including noncontrolling interests                                        205               40              (56)
Less: Net income attributed to noncontrolling interests                                        1               --               --
                                                                                  --------------   --------------   --------------
Net income/(loss) attributable to the Company                                     $          204   $           40   $          (56)
                                                                                  ==============   ==============   ==============

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                                                      2013 AS
(IN MILLIONS)                                                                          2014           REVISED      2012
--------------------------------------------------------------------------------  --------------    ----------   ----------
Net income/(loss), including non-controlling interest                             $          205    $       40   $      (56)
                                                                                  --------------    ----------   ----------

Other comprehensive income/(loss), before tax:
   Net unrealized investment gains/(losses):
   Unrealized investment gains/(losses) for the period on unimpaired
      available-for-sale Securities (noncredit portion)                                      905          (100)         541
   Reclassification adjustment for (gains)/losses included in net income                    (166)         (120)         (96)
                                                                                  --------------    ----------   ----------
   Net unrealized investment gains/(losses) on available-for-sale securities                 739          (220)         445
   Unrealized investment gains/(losses) for the period on other invested assets                3            --           --
   Reclassification adjustment for (gains)/losses included in net income                      (3)           --           --
                                                                                  --------------    ----------   ----------
      Net unrealized investment gains/(losses) on other invested assets                       --            --           --
                                                                                  --------------    ----------   ----------
         Total                                                                               739          (220)         445

Unrealized losses on pension plans                                                            (1)           --           --

Net adjustments to amortization due to unrealized gains/(losses):
   Deferred policy acquisition costs                                                         (38)           33          (32)
   Sales inducement costs                                                                     (5)           --           --
   Value of business acquired                                                               (134)            9           (5)
   Annuity and life reserves                                                                 (95)           --           --
   Unearned revenues                                                                          77            --           --
                                                                                  --------------    ----------   ----------
      Total                                                                                 (195)           42          (37)
                                                                                  --------------    ----------   ----------
Other comprehensive income/(loss) before taxes                                               543          (178)         408

Less: Income tax expense/(benefit) related to:
   Net unrealized investment gains/(losses)                                                 (263)           77         (156)
   Net adjustments to amortization due to unrealized gains/(losses)                           70           (15)          13
                                                                                  --------------    ----------   ----------
      Total                                                                                 (193)           62         (143)
Other comprehensive income/(loss), net of taxes                                              350          (116)         265
                                                                                  --------------    ----------   ----------
Total comprehensive income/(loss)                                                            555           (76)         209
   Less: noncontrolling interests(1)                                                           6            --           --
                                                                                  --------------    ----------   ----------
Total comprehensive income/(loss) attributable to the Company                     $          549    $      (76)  $      209
                                                                                  ==============    ==========   ==========

----------
     (1) Represents net income attributable to non-controlling interests of $1 million plus other comprehensive income to non-controlling interests of $5 million.

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENT


COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY

                                                     ACCUMULATED OTHER               TOTAL COMPANY                       TOTAL
                         COMMON      ADDITIONAL        COMPREHENSIVE     RETAINED     SHAREHOLDER'   NONCONTROLLING   SHAREHOLDERS'
(IN MILLIONS)            STOCK     PAID-IN CAPITAL     INCOME/ (LOSS)    EARNINGS        EQUITY         INTEREST         EQUITY
--------------------  ----------  ----------------  -------------------  ---------  --------------  ---------------  --------------
BALANCE AT
   DECEMBER 31, 2011  $        3  $            717  $                53  $      93   $         866  $            --  $          866
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------
Net loss                                                                       (56)            (56)              --             (56)
Other comprehensive
   income                                                           265         --             265               --             265
Dividend to
   shareholder                                (115)                            (35)           (150)              --            (150)
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------
BALANCE AT
   DECEMBER 31, 2012  $        3  $            602  $               318  $       2   $         925  $            --  $          925
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------

Net income as
   revised                                                                      40              40               --              40
Other comprehensive
   income as
   revised                                                         (116)                      (116)              --            (116)
Capital contribution                           213                                             213               --             213
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------
BALANCE AT
   DECEMBER 31,
   2013 AS REVISED    $         3 $            815  $               202  $      42   $       1,062  $            --  $        1,062
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------

Net income                                                                     204             204                1             205
Other comprehensive
   income                                                           345                        345                5             350
Capital contribution                           224                                             224               42             266
                      ----------  ----------------  -------------------  ---------   -------------  ---------------  --------------
BALANCE AT
   DECEMBER 31, 2014  $        3  $          1,039  $               547  $     246   $       1,835  $            48  $        1,883
                      ==========  ================  ===================  =========   =============  ===============  ==============

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                             2014      REVISED        2012
------------------------------------------------------------------------------------   ----------  ----------   ----------
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income/(loss), including non-controlling interests                              $      205  $       40   $      (56)
   Adjustments to reconcile net income to net cash provided by operating activities:
      Changes in fair value of trading fixed maturities and equity securities                 (81)         45          (22)
      Net realized investment gains                                                          (153)       (148)         (85)
      Non cash derivative activity                                                           (181)        480          366
      Non cash reinsurance recapture gain                                                      --        (122)          --
      Net accretion and amortization on investments                                          (267)       (181)         (93)
      Net amortization and depreciation                                                        93          89           27
      Interest credited to contractholder deposit funds and trust instruments supported
      by funding obligations                                                                  321         113           89
      Deferred federal income tax                                                             (1)        (295)         (58)
      Change in premiums and notes receivable, net of reinsurance premiums payable           (527)       (643)         (93)
      Change in deferred acquisition costs                                                   (360)        (21)          --
      Change in accrued investment income                                                      11          17           (3)
      Change in policy liabilities and accruals, net                                        1,914         304         (109)
      Change in reinsurance receivable and modified coinsurance                               101         559          195
      Change in accrued expenses and other liabilities                                         87         315          (22)
      Other, net                                                                               73          --           13
                                                                                       ----------  ----------   ----------
         Net cash provided by operating activities                                          1,235         552          149
                                                                                       ----------  ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities                        7,964       6,220        3,523
      Proceeds from maturities of available-for-sale fixed maturities                         145          76           41
      Proceeds from disposals of trading fixed maturities                                     260         329           93
      Proceeds from maturities of trading fixed maturities                                      2          13            5
      Proceeds from mortgages sold, matured or collected                                      135         135           43
      Proceeds from disposals of equity securities                                             48          --           --
      Proceeds from disposals of other investments                                            241         507          536
      Reinsurance transactions, net of cash acquired                                           99         169          698
      Contribution of insurance companies                                                    (505)          -            -
      Purchase of available-for-sale fixed maturities                                     (11,065)     (5,545)      (3,696)
      Purchase of trading fixed maturities                                                   (220)       (330)         (70)
      Purchase of mortgages                                                                  (211)       (115)          --
      Purchase of equity securities                                                           (56)         --           --
      Other investing activities, net                                                        (372)     (1,207)        (627)
                                                                                       ----------  ----------   ----------
         Net cash (used in)/provided by investing activities                               (3,535)        252          546
                                                                                       ----------  ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                                  (3,886)     (1,957)        (694)
      Proceeds from issuance of repurchase agreements                                       3,646       2,463          709
      Deposits from contractholder deposit funds                                            3,425           -           --
      Withdrawals from contractholder deposit funds                                        (1,309)       (794)        (410)
      Issuance of surplus note to parent                                                      300          --           --
      Capital redemption to parent                                                            (8)          --           --
      Capital contribution                                                                    162          --           --
      Dividends to shareholders                                                                --        (150)        (160)
                                                                                       ----------  ----------   ----------
         Net cash used in financing activities                                             (2,330)       (438)        (555)
                                                                                       ----------  ----------   ----------

         Net change in cash and cash equivalents                                               30         366          140
         Cash and cash equivalents, beginning of period                                       984         618          478
                                                                                       ----------  ----------   ----------
         Cash and cash equivalents, end of period                                      $    1,014  $      984   $      618
                                                                                       ==========  ==========   ==========

      Income taxes paid                                                                $      (36) $      (71)  $      (74)
      Interest paid                                                                    $       (7) $       --   $       --

         SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENT

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS

Commonwealth Annuity and Life Insurance Company (collectively with its subsidiaries, "the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts. The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and group retirement products. In October 2013, the Company completed its acquisition of Aviva USA's life insurance business, which is now known as Accordia Life and Annuity Company ("Accordia'). Accordia is a stock life insurance company organized under the laws of the State of Iowa and is a wholly-owned subsidiary of the Company. Accordia markets and distributes indexed universal life, universal life and term life products. The Company also directly owns all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), a Massachusetts domiciled company that insures and reinsures run-off blocks of fixed annuities, traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

On January 2, 2014, Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company and the Company's ultimate parent, acquired Forethought Financial Group, Inc. ("FFG"), a Delaware corporation and intermediate holding company of the Company, and its subsidiaries through a merger transaction. See Note 4 and 18 for additional information. FFG is a wholly-owned direct subsidiary of Global Atlantic (Fin) Company ("FinCo"), a Delaware company. FinCo is a wholly-owned indirect subsidiary of GAFG. FFG sells a wide range of products including preneed and final expense life insurance, annuity and Medicare supplement insurance and life insurance products linked with prearranged funerals.

Immediately following the closing of the merger, FinCo effected, or caused its subsidiaries to effect, certain internal restructuring transactions with respect to the Company, FFG, Forethought Financial Services, Inc. ("FFSI"), a Delaware corporation and direct, wholly owned subsidiary of FFG, Forethought Life Insurance Company ("FLIC"), an Indiana domestic insurance company and a wholly owned subsidiary of FFSI, and Forethought National Life Insurance Company ("FNLIC"), a Texas domestic insurance company and a wholly owned subsidiary of FFSI. First, FFSI was converted to a limited liability company, Forethought Services LLC ("FSLLC"). Second, FFG caused FSLLC to dividend to FFG 95% of the capital stock of FLIC and 95% of the capital stock of FNLIC. Third, FinCo contributed to FFG 79% of the capital stock of the Company. Fourth, FFG contributed the 95% of FLIC capital stock and the 95% of FNLIC capital stock to the Company as repayment of 95% of an intercompany loan made to MARS Group Acquisition Corp. ("MARS"), a Delaware corporation and direct wholly-owned subsidiary of FinCo, prior to the merger in connection with the payment of the purchase price thereof. MARS was subsequently merged into FFG, with FFG as the surviving company. Lastly, FFG contributed the 79% of the Company's capital stock to FSLLC. As a result, FSLLC is a 79% direct owner and FFG an indirect owner of the Company (the remaining 21% of the Company's capital stock continues to be held by FinCo) and the Company is a 95% owner of FLIC and 95% owner of FNLIC.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

1.   BUSINESS (CONTINUED)

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

 LEGAL/REGULATORY RISK

Legal/Regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories, or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by operating throughout the U.S., thus reducing its exposure to any single jurisdiction, by tracking and attempting to influence legal and regulatory initiatives, and by adopting policies designed to limit exposure to legal liability.

 CREDIT RISK

Credit risk is the risk that issuers of securities owned by the Company or mortgagors on residential and commercial mortgage loans owned by the Company will default or that other parties, including reinsurers which owe the Company money will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, maintaining credit and collateral posting and collection policies, and by providing valuation allowances for any amounts deemed uncollectible.

 INTEREST RATE RISK

Interest rate risk is the risk that interest rates will change and cause a potential mismatch in future cash flows from assets and liabilities. The Company mitigates this risk by attempting to match the cash flows of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets produce cash flows, an insurer may have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Most of the Company's products expose it to the risk that changes in interest rates will reduce its investment margin or "spread," or the difference between the amounts the Company is required to pay under the contracts and the rate of return it is able to earn on its investments intended to support obligations under the contracts. The Company's spread is a key component of its net income.

As interest rates decrease or remain at low levels, the Company may be forced to reinvest proceeds from investments that have matured or have been prepaid or sold at lower yields, reducing its investment margin. Lowering interest crediting rates can help offset decreases in investment margins on some products. However, the Company's ability to lower these rates could be limited by competition or contractually guaranteed minimum rates and may not match the timing or magnitude of changes in asset yields. As a result, the Company's spread could decrease or potentially become negative. The Company's expectation for future spreads is an important component in the amortization of deferred acquisition costs and value of business acquired, and significantly lower spreads may cause the Company to accelerate amortization, thereby reducing net income in the affected reporting period.

 MORTALITY RISK

Mortality risk is the risk that the Company's actual mortality experience will materially exceed the mortality we assumed when its products were originally priced. There are a large number of policies at small face amounts. This coupled with the homogeneity of the business written allows the Company to predict mortality risk with a relatively high degree of accuracy. Any random variation in experience is expected to be relatively small.

 DOWNGRADE RISK

Downgrade risk is the risk that the Company may be impacted due to adverse actions by rating agencies. The Company actively engages with the rating agencies throughout the year.

2.  BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments ("OTTI") of investments and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the results of operations and financial position of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.  SIGNIFICANT ACCOUNTING POLICIES

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

ACCOUNTING POLICY                                               NOTE
--------------------------------------------------------------------------
Financial Instruments                                       6, 7, 8 and 9
Valuation of Investments                                          9
Deferred Policy Acquisition Costs                                 13
Reinsurance                                                       14
Value of Business Acquired                                        13
Closed Blocks                                                     10
Intangible Assets                                                 19
Unearned Revenue Reserve                                          13
Variable Interest Entities                                  6, 8, 9 and 15
Income Taxes                                                      11
Policyholder Liabilities                                          5

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, equity futures, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes recorded in total net realized investment gains on the Consolidated Statements of Operations. The Company purchases call options to support its fixed index annuity products. The estimated fair values of options are based on quoted values. Changes in fair value are reported in (gains)/losses on derivative instruments in the Consolidated Statements of Operations. The Company purchases inflation swaps to hedge the inflation risk associated with certain preneed inflation-indexed policies. The estimated fair values of the swaps are based on quoted values. Changes in fair value are reported in (gains)/losses on derivative instruments in the Consolidated Statements of Operations.

The Company trades equity and interest rate futures contracts pursuant to an investment management agreement with a subsidiary of GAFG's former parent company, Goldman Sachs Asset Management, L.P., as well as through third-party counterparties. These exchange-traded futures are traded through a regulated exchange and positions are carried at fair value with changes reported in Net realized investment gains in the Consolidated Statements of Operations. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk to the Company.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized. Derivative instruments are recognized as either assets or liabilities on the Consolidated Balance Sheets at estimated fair value. The accounting for changes in the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL INSTRUMENTS (CONTINUED)

estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, management must designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge, a fair value hedge, or a hedge of a net investment in a foreign operation.

The Company purchases equity futures to hedge the market risk associated with variable annuity guaranteed lifetime withdrawal benefits ("GLWBs") and guaranteed minimum death benefits ("GMDBs"). Equity futures are marked to market daily and changes in position are reflected in the Consolidated Statements of Operations as Net investment income.

Currency swaps are purchased by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds. The estimated fair values of the swaps are based on quoted values. Changes in fair value are reflected in Accumulated other comprehensive income in the Consolidated Balance Sheets.

The Company's investments in limited partnerships, private equity funds and hedge funds total $55 million and are carried at estimated fair value as Other invested assets in the Consolidated Balance Sheets. Changes in the fair value of private equity funds, hedge funds and affordable housing tax credit limited partnerships total $33 million and are reported as a component of Net investment income in the Consolidated Statements of Operations. Changes in the fair value of all other limited partnerships total $6 million and are reported in equity, net of deferred taxes.

See Notes 6, 7, 8 and 9 for additional information about investments, investment income and gains and losses and fair value measurements, respectively.

VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale ("AFS") or trading. AFS securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income ("AOCI"), a separate component of shareholders' equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in Net investment income in the Consolidated Statements of Operations.

Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method. Mortgage loans held by the Company are diversified by property type and geographic area throughout the U.S. Mortgage loans are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the mortgage loan portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. See Note 6 for additional information on mortgage loans.

Policy loans represent loans the Company issues to contractholders which are fully collateralized by the cash surrender value of associated life insurance policies. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in Net investment income in the Consolidated Statement of Operations. Generally, interest is capitalized on the associated policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NON-TRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under ASC 944-80 accrue to and are borne by the contractholder.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

The Company recognizes OTTI for securities classified as AFS in accordance with ASC Topic 320, INVESTMENTS -- DEBT AND EQUITY SECURITIES. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is OTTI, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered OTTI and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income in the Consolidated Balance Sheets.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

The Company elects the fair value option on its equity securities with changes in fair value reported in Net investment income of the Consolidated Statements of Operations.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets are restricted or segregated for specific business reasons. Cash and cash equivalents are recorded on the Consolidated Balance Sheet at cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

DAC consists of commissions, ceding commissions and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company also defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal life ("UL") and variable universal life ("VUL") insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, hedges, mortality, net of reinsurance ceded, surrender charges and expense margins over the deemed economic life of the contracts. DAC and deferred sales inducements ("DSI") amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds.

The carrying amount of DAC is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives. See Note 13 for additional information about DAC.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUE OF BUSINESS ACQUIRED

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins, and actual realized gains and losses on investments. The economic life of the UL and VUL block of policies is estimated at between 30 and 60 years, depending on product and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives. See Note 13 for additional information about VOBA.

UNEARNED REVENUE RESERVE AND UNEARNED FROND-END LOAD

The Company receives certain revenues from UL insurance products which are deferred to future periods. The amount deferred is equal to the excess of the revenue collected over the ultimate future level of these revenues. A liability for this unearned revenue is established and amortized consistently with the amortization of DAC on similar products.

For certain preneed contracts, the gross premium is in excess of the benefit reserve plus additional insurance liability. The unearned front-end load ("UFEL") is established to defer the recognition of this "front-end load". UFEL is amortized consistent with the method used in the amortization of DAC and VOBA for preneed.

The carrying amounts of unearned revenue reserve ("URR") and UFEL are adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives. See Note 13 for additional information about URR.

REINSURANCE

Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes and are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no amounts deemed uncollectible at December 31, 2014 and 2013, respectively. See Note 14 for additional information about reinsurance.

PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE (CONTINUED)

The Company tests for potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with ASC 360, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS. The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and VUL insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts which are presented as a component of Insurance and investment product fee income in the Consolidated Statements of Operations. See Note 6 for further information about liabilities for minimum guarantees under ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS.

POLICYHOLDER LIABILITIES

Future policy benefits are liabilities for annuity, life and health insurance policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from
3.25 % to 11.25 % for annuities and from 2.5 % to 6.5 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for UL, VUL, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. UL and VUL fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for GMDBs in excess of contract values. See Note 5 for additional information about liabilities for minimum guarantees.

For preneed contracts, the corresponding policyholder liability is deemed equal to the contract's statutory cash surrender value. This liability funds the guaranteed benefits under the policy. For preneed contracts with discretionary growth rates, the Company has established an additional reserve for these expected future discretionary benefits. For preneed contracts where the growth rates are based on an index, the Company sets up a separate liability for these benefits as well.

In addition, certain fixed annuity contracts provide the holder with GMDB and/or GLWB. Portions of EGP's are also used in the valuation of reserves for death and other insurance benefit features on variable annuity and other universal life type contracts. The liability for these benefits are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves.

In addition, certain fixed annuity contracts provide the holder with long term care benefits. The liability for these benefits are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and earnings on their fund balances as of the balance sheet date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICYHOLDER LIABILITIES (CONTINUED)

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

TRADITIONAL LIFE POLICIES

The Company has established liabilities for amounts payable under insurance policies, including traditional life insurance and term life insurance policies. Generally, liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate for the respective product. These assumptions include provisions for adverse deviations, are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block-of-business basis. For traditional long-duration insurance contracts, assumptions such as morality, morbidity and interest rates are locked-in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the Company to establish premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 6.5% and mortality rated guarantee in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefit liabilities for nonparticipating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to the mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2.0% to 7.5%.

   UNIVERSAL LIFE POLICIES

Future policy benefit reserves for fixed indexed universal life with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established at inception of the contract and is equal to the total account value less embedded derivative and accreted over the policy's life at a constant rate of interest. For the year ended December 31, 2014, interest credit rates for those products ranges from 2.0% to 5.0% for indexed universal life ("IUL").

The Company holds additional liabilities for its no lapse guarantees (associated with UL type products) which are accounted for in accordance with ASC 944-20, FINANCIAL SERVICES - INSURANCE - INSURANCE ACTIVITIES (formerly Statement of Position 03-1). See Note 5 for additional information around UL and IUL future policy benefit reserves.

   VARIABLE UNIVERSAL LIFE POLICIES

Certain assumed VUL policies include several forms of no lapse guarantees. The Company holds additional liabilities for its no lapse guarantees (associated with VUL type products) which are accounted for in accordance with ASC 944-20, FINANCIAL SERVICES - INSURANCE - INSURANCE ACTIVITIES (formerly Statement of Position 03-1).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   PRENEED POLICIES

The Company's preneed insurance contracts are accounted for as UL-type contracts which require that the retrospective deposit method be used. That accounting method establishes a liability for policy benefits in an amount determined by the account or contract balance that accrues to the benefit of the policyholder. This account value is deemed to be equal to the contract's statutory cash surrender value.

The majority of the Company's preneed insurance contracts feature discretionary death benefit growth rates which are credited to policyholder account balances. The Company has the discretion to credit or not to credit, and to adjust these rates up or down. The Company has established an additional reserve for expected future discretionary benefits which is reflected as Future policy benefits on its Consolidated Balance Sheets.

The Company also has preneed insurance contracts with crediting rates tied to inflation as measured by the Consumer Price Index ("CPI"), the CPI for All Urban Consumers in the Detroit-Ann Arbor- Flint area or Gross National Product Implicit Price Deflator.

   FINAL EXPENSE

The Company's final expense contracts are accounted for as traditional life insurance products. Policy benefit liabilities are developed using the net level premium method with assumptions for interest, mortality and voluntary terminations.

   MEDICARE SUPPLEMENTAL CONTRACTS

The Company's Medicare supplement insurance contracts are accounted for as long-duration health insurance products, with premium being recognized as revenue over the contract period in proportion to the insurance protection provided and claim costs being recognized when insured events occur.

   FIXED ANNUITIES

Future policy benefits reserves for fixed indexed annuities earning a fixed rate of interest and other certain other deferred annuity products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges.

Future policy benefits reserves for certain assumed blocks of fixed deferred annuity products are accounted for as investment type contracts. A net liability (consisting of the benefit reserve plus deferred revenue liability less DAC) is established at inception and amortized under the constant yield method.

Certain of the Company's fixed indexed annuity products enable the policyholder to allocate contract value between a fixed crediting rate and Standard & Poor's ("S&P") 500 Index options. These products are accounted for as investment-type contracts. Balances for the indexed account consist of a combination of underlying host contract and an embedded derivative value as prescribed by ASC 815-15. The underlying host contract is primarily based on policy guarantees and its initial value is determined at the time of premium payment. Thereafter, the host contract liability increases with interest credited and decreases with guaranteed benefit payments to reach the guaranteed value (as adjusted) at projected maturity. The embedded derivative component is based on the fair value of the contracts' expected participation in future increases in the S&P 500 Index. The fair value of this embedded derivative component includes assumptions about future interest rates and interest rate structures, future costs for options used to hedge the contract obligations, projected withdrawal and surrender activity, and the level and limits on contract participation in any future increases in the S&P 500 indexes.

In addition, certain fixed annuity contracts provide the holder with GMDB and/or GLWB. The liability for these benefits are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   FIXED ANNUITIES (CONTINUED)

In addition, certain fixed annuity contracts provide the holder with long term care benefits. The liability for these benefits are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

   VARIABLE ANNUITIES

Variable annuity ("VA") contracts offered and assumed by the Company provide the holder with various combinations of GMDB, Guaranteed Minimum Income Benefits ("GMIB") and GLWB.

The liabilities for the VA/GMDB benefits are calculated by estimating the present value of death benefits in excess of account value over the life of the contract divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments from contract inception less cumulative benefit payments plus interest on the reserves. The change in reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

The liabilities for the VA/GMIB benefits are calculated by estimating the present value of the excess of the projected annuitization value over the projected account value divided by the present value of total expected assessments over the life of the contract (benefit ratio) multiplied by the cumulative assessments from contract inception less cumulative benefit payments plus interest on the reserves. The change in reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits and claims expense.

The liabilities for the VA/GLWB benefits contain an embedded derivative and are calculated by first deriving a premium ratio such that the estimated present value of GLWB rider fees times the premium ratio less the estimated present value of withdrawal benefits in excess of account values is zero at the end of the month following the month of issue (or purchase date for the corresponding purchase GAAP liabilities). This premium ratio determines the amount of fees attributable to the embedded derivative. The GLWB liability is the present value of future expected payments in excess of account value less the present value of assessed rider fees attributable to the embedded derivative.

   OTHER POLICY LIABILITIES

Outstanding claims and losses include amounts payable relating to in course of settlement ("ICOS") and incurred but not reported ("IBNR") claim liabilities. ICOS claim liabilities are established for policies when the Company is notified of the death of the policyholder but the claim has not been paid as of the reporting date.

IBNR claim liabilities are determined using studies of past experience and are estimated using actuarial assumptions of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amounts initially recognized, which are reflected in net income in the period in which they are determined.

Changes in policy and contract claims are recorded in Policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

PREMIUM REVENUES, INSURANCE AND INVESTMENT PRODUCT FEE INCOME

Premium revenues for individual life insurance and individual and group annuity products, excluding UL and investment-related products, are earned when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid claims, amortization of VOBA, DAC, DSI and UFEL.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PREMIUM REVENUES, INSURANCE AND INVESTMENT PRODUCT FEE INCOME (CONTINUED)

Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as DSI and amortized over the period benefited using the same assumptions used to amortize DAC. See Note 13 for additional information on DAC.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. Rider fees for these benefits are included in Insurance and investment product fee income in the Consolidated Statements of Operations.

Revenues for insurance and investment products consist of administration and surrender charges assessed against the fund values. Those fees are included in Insurance and investment product fee income in the Consolidated Statements of Operations. Related benefit expenses include UL benefit claims in excess of fund values and net investment income credited to UL and fixed annuity fund values.

OTHER INCOME

Other income relates to the Company's non-life subsidiaries and is recognized when earned. Those incomes consists of reinsurance administration fees, lease income, 12B-1 revenue and management fees.

CLOSED BLOCKS

Through its subsidiaries, the Company has acquired several Closed Blocks comprised of participating life insurance policies and has elected the fair value option on these policies. All assets in the Closed Block will ultimately be paid out in policyholder benefits through policyholder dividends. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the closed block liabilities. The Company has also chosen the fair value option for determining the value of policy liabilities assumed on a funds withheld basis. The fair value of the funds withheld liabilities is equal to the present value of best estimate cash flows. At the time the liabilities were acquired, the fair value was determined by a full, actuarial appraisal with market participant assumptions. Risk margins were made to the discount rate so that the present value of the best estimate cash flows equaled the actuarial appraisal value on the acquisition date. The risk margins ranged from 1.69% to 13.28%. The discount rates equaled the December 31, 2014 implied forward treasury rates, plus the risk margin, plus a provision for non-performance risk. The provision for non-performance risk was 0.27%.

   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a FAFLIC Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the FAFLIC Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the expiration of in-force Closed Block policies. FAFLIC allocated to the FAFLIC Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the FAFLIC Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the FAFLIC Closed Block will be set accordingly.

Although the assets and cash flow generated by the FAFLIC Closed Block inure solely to the benefit of the holders of policies included in the FAFLIC Closed Block, the excess of FAFLIC Closed Block liabilities over FAFLIC Closed Block assets as measured on a U.S. GAAP basis represent the expected future after-tax income from the FAFLIC Closed Block which may be recognized in income over the period the policies and contracts in the FAFLIC Closed Block remain in-force. In the event that the FAFLIC Closed Block's assets are insufficient to meet the benefits of the FAFLIC Closed Block's benefits, general assets of the Company would be utilized to meet the contractual benefits of the FAFLIC Closed Block's policyholders.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (CONTINUED)

The Company elected the fair value option to measure its FAFLIC Closed Block obligations. As approved by the Massachusetts Division of Insurance on August 1, 2013, CwA's dividend payable formulas are set by CwA's Board of Directors in the first quarter of the calendar year and payable on or about August 1st annually. A trading fixed maturity portfolio was established to support the FAFLIC Closed Block policy liabilities and match fair value asset and liability movements.

   INDIANAPOLIS LIFE INSURANCE COMPANY

The Company acquired a Closed Block of policies as part of the Accordia acquisition (See Note 1). The Indianapolis Life Insurance Company ("ILICO") Closed Block is comprised of participating individual life insurance policies. The ILICO Closed Block was established on September 18, 2000, pursuant to the Indy Life Plan of Conversion and operates in accordance with the Indy Life Closed Block Memorandum.

Insurance policies which had a dividend scale in effect as of the establishment date are included in the ILICO Closed Block. The ILICO Closed Block was designed to give reasonable assurance to owners of insurance policies included therein that assets would be available to maintain the dividend scales and interest credits in effect prior to the reorganization, if the experience underlying such scales and crediting continued. The assets, including related revenue, allocated to the ILICO Closed Block will accrue solely to the benefit of the policyholders included in the ILICO Closed Block until the ILICO Closed Block no longer exists.

The Company will continue to pay guaranteed benefits under all policies, including policies included in the ILICO Closed Block, in accordance with their terms. In the event that the ILICO Closed Block's assets were insufficient to meet the benefits of the ILICO Closed Block's guaranteed benefits, general assets would be utilized to meet the contractual benefits of the ILICO Closed Block's policyholders.

All assets in the ILICO Closed Block will ultimately be paid out in policyholder benefits. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the ILICO Closed Block liabilities. The full fair value liability of the ILICO Closed Block is the fair value of assets plus the present value of future commissions and expenses determined in the actuarial appraisal model.

Although the assets and cash flow generated by the ILICO Closed Block inure solely to the benefit of the holders of policies included in the ILICO Closed Block, the excess of ILICO Closed Block liabilities over ILICO Closed Block assets as measured on a U.S. GAAP basis represent the expected future after-tax income from the ILICO Closed Block which may be recognized in income over the period the policies and contracts in the ILICO Closed Block remain in-force.

The Company elected the fair value option on the ILICO Closed Block policies. Profitability attributable to the ILICO Closed Block is ultimately paid to the policyholders through dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to support the ILICO Closed Block policy liabilities and match fair value asset and liability movements.

   AMERUS LIFE INSURANCE COMPANY

As part of the merger (See Note 1), the Company assumed certain obligations relating to a Closed Block of business originating from Aviva Life and Annuity Company, the successor to Amerus Life Insurance Company ("Amerus"). The Amerus Closed Block has been ceded to the Company on an excess of existing reinsurance basis. The only risk transferred to the Company as of the acquisition date is a tail risk that the assets in the Closed Block are insufficient to pay policyholder liabilities. These obligations include the responsibility to pay for the expenses related to that Closed Block. A liability for this obligation is determined equal to the present value of the expenses discounted at current risk free rates with a provision for the Company's own credit risk. The liability also includes a provision for any cost of capital related to the obligation.

See Note 10 for additional information about the Company's Closed Blocks.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INTANGIBLE ASSETS

Certain of the Company's intangible assets are considered to have finite lives and are amortized over their estimated lives. Intangible assets are tested for recoverability whenever events occur or circumstances are indicative that an asset's carrying value may not be recoverable.

The indefinite life intangible assets, such as state licenses, are not subject to amortization, however, are assessed annually for impairment and more frequently if adverse events or changes in circumstances indicate that the asset may be impaired.

See Note 19 for additional information about intangible assets.

VARIABLE INTEREST ENTITIES

In the ordinary course of business, the Company invests in certain entities subject to analysis under the variable interest entity ("VIE") subsections of ASC 810, CONSOLIDATIONS. The Company analyzes each investment to determine whether it is a VIE, and if so, whether the Company is the primary beneficiary or a significant variable interest holder based on the qualitative and quantitative assessment. The Company evaluates the design of the entity, the risks to which the entity was designed to expose the variable interest holder and the extent of the Company's control of and variable interest in the VIE. See Notes 6, 8,9 and 15 for additional information.

INCOME TAXES

The Company operates certain subsidiaries in jurisdictions where they are subject to taxation. Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in federal income tax benefit and expense, and income tax penalties in Other operating expenses in the Consolidated Statements of Operations.

PURCHASE ACCOUNTING

The Company's merger was accounted for under the acquisition method of accounting under ASC Topic 805. In accordance with ASC 805-20-30, all identifiable assets acquired and liabilities assumed were measured at fair value as of the acquisition date. The merger was subject to customary post-closing adjustments as the Company finalizes the determination and analysis of assets acquired and liabilities assumed. See Note 18 for additional information on the merger.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

 FED FUNDS EFFECTIVE SWAP RATE

Effective July 1, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the U.S. Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

 RECLASSIFICATION OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires the Company to provide information about the amounts reclassified out of AOCI by component. In addition, the Company is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

 DISCLOSURES OF OFFSETTING BALANCE SHEET ITEMS

Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires the Company to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its consolidated financial statements to understand the effects of those arrangements on its financial position. The Company is required to disclose both gross information and net information about both instruments and transactions eligible for offset in the Consolidated Balance Sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 7.

 CERTAIN OBLIGATIONS RESULTING FROM JOINT AND SEVERAL ARRANGEMENTS

In February 2013, the FASB issued an accounting standard that requires the Company to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date as the sum of: (i) the amount the Company agreed to pay on the basis of its arrangement among its co-obligors and (ii) any additional amount the Company expect to pay on behalf of its co-obligors. The Company adopted the standard on its required effective date of January 1, 2014. The adoption of this standard had no material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 ACCOUNTING FOR THE CUMULATIVE TRANSLATION ADJUSTMENT UPON DERECOGNITION OF AN INVESTMENT WITHIN A FOREIGN ENTITY OR OF AN INVESTMENT IN A FOREIGN ENTITY

In March 2013, the FASB issued an accounting standard addressing whether consolidation guidance or foreign currency guidance applies to the release of the cumulative translation adjustment into net income when a parent sells all or a part of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or net assets that are a business (other than a sale of in-substance real estate) within a foreign entity. The standard also resolves the diversity in practice for the cumulative translation adjustment treatment in business combinations achieved in stages involving foreign entities. Under the standard, the entire amount of the cumulative translation adjustment associated with the foreign entity should be released into earnings when there has been: (i) a sale of a subsidiary or group of net assets within a foreign entity and the sale represents a complete or substantially complete liquidation of the foreign entity in which the subsidiary or the net assets had resided; (ii) a loss of a controlling financial interest in an investment in a foreign entity; or (iii) a change in accounting method from applying the equity method to an investment in a foreign entity to consolidating the foreign entity. The Company adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 PRESENTATION OF UNRECOGNIZED TAX BENEFITS

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward. When the carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the Company does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the consolidated financial statements as a liability and will not be combined with the related deferred tax asset. The Company adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE APPLICATION OF ACCOUNTING STANDARDS

 RECLASSIFICATION OF RESIDENTIAL REAL ESTATE COLLATERALIZED CONSUMER MORTGAGE LOANS UPON FORECLOSURE

In January 2014, the FASB issued an accounting standard that clarifies that a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, so that the loan is derecognized and the real estate property is recognized, when either: (i) the creditor obtains legal title to the residential real estate property upon completion of a foreclosure; or (ii) the borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. The standard is effective for interim and annual reporting periods beginning after December 15, 2014. The Company plans to adopt the standard on its required effective date of January 1, 2015 and does not expect the adoption of the standard to have a material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 REPORTING DISCONTINUED OPERATIONS

In April 2014, the FASB issued Accounting Standards Update ("ASU") 2014-08:
Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360) ("ASU 2014-08"). ASU 2014-08 provides updated guidance for reporting discontinued operations. Discontinued operations may include a component or group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, must be presented as a discontinued operation if they meet the new definition. ASU 2014-08 also requires entities to provide disclosures about the disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation. ASU 2014-08 is effective prospectively for all disposals of components (or classification of components as held-for-sale) of an entity that occur within interim and annual periods beginning on or after December 15, 2014. The Company plans to adopt the standard on its effective date of January 1, 2015. The Company does not expect the adoption of the ASU 2014-08 to have a material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 REVENUE RECOGNITION

In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 REPURCHASE-TO-MATURITY TRANSACTIONS, REPURCHASE FINANCINGS AND DISCLOSURES

In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, TRANSFERS AND SERVICING (TOPIC 860): REPURCHASE-TO-MATURITY TRANSACTIONS, REPURCHASE FINANCINGS, AND DISCLOSURE), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The Company is currently evaluating the impact of this guidance on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE APPLICATION OF ACCOUNTING STANDARDS (CONTINUED)

 AFFORDABLE HOUSING

In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, INVESTMENTS - EQUITY METHOD AND JOINT VENTURES (TOPIC 323): ACCOUNTING FOR INVESTMENTS IN QUALIFIED AFFORDABLE HOUSING PROJECTS), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance on the Consolidated Statements of Operations as a component of income tax expense/(benefit). The Company is currently evaluating the impact of this guidance on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 ACCOUNTING FOR SHARE-BASED PAYMENTS WITH PERFORMANCE TARGETS

In June 2014, the FASB issued an accounting standard that clarifies the accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The standard requires that a performance target that affects vesting and that could be achieved after the requisite service period to be treated as a performance condition. The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied prospectively to all awards granted or modified after the effective date or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The Company plans to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 MEASURING THE FINANCIAL ASSETS AND THE FINANCIAL LIABILITIES OF A CONSOLIDATED COLLATERALIZED FINANCING ENTITY

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable. The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively to all relevant prior periods presented starting with January 1, 2010 or through a cumulative effect adjustment to retained earnings at the date of adoption. The Company plans to adopt the standard on its required effective date of January 1, 2016 and is assessing the impact of the standard on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

 ACCOUNTING FOR CERTAIN RECEIVE-VARIABLE, PAY-FIXED INTEREST RATE SWAPS - SIMPLIFIED HEDGE ACCOUNTING APPROACH (ASC 815)

In January 2014, the FASB issued ASU No. 2014-03, DERIVATIVES AND HEDGING (TOPIC
815): ACCOUNTING FOR CERTAIN RECEIVE-VARIABLE, PAY-FIXED INTEREST RATE SWAPS - SIMPLIFIED HEDGE ACCOUNTING APPROACH. ASU No. 2014-03 addresses concerns of private company stakeholders by providing an additional hedge accounting alternative within Topic 815 for certain types of swaps that are entered into by a private company for the purpose of economically converting a variable-rate borrowing into a fixed-rate borrowing. This additional hedge accounting alternative acts as a practical expedient to qualify for cash flow hedge accounting under Topic 815 if certain conditions are met. ASU No. 2014-03 is effective for annual periods beginning after December 2014, and interim periods within annual periods beginning after December 15, 2015, with early adoption permitted. The Company does not expect the adoption of this new guidance to have a material impact on the Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

4.   SIGNIFICANT TRANSACTIONS

GLOBAL ATLANTIC FINANCIAL GROUP LIMITED ACQUISITION

As described in Note 1 and further described in Note 18, GAFG acquired FFG through a merger transaction.

REINSURANCE TRANSACTIONS

Effective November 1, 2014, the Company entered into an amendment of a yearly renewable term ("YRT") reinsurance agreement with Swiss Re Life and Health America, Inc. and Lincoln National ("Reinsurers"). Under this amendment, the company received consideration of $99 million from the Reinsurers in exchange for increased reinsurance premium rates through December 31, 2022. The Company reported this transaction under ASC 944-20, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACT.

Effective July 1, 2014, the Company entered into multiple YRT reinsurance agreements to cede what was previously being ceded externally by Athene Holding Ltd. ("Athene"), a former parent of Accordia. There was no change in reinsurance risk to the Company; the contracts were novated from Athene to the Company. In addition, new YRT treaties were executed to reinsure policies issued since January 1, 2013 which were either reinsured by the Company from Athene or issued by Accordia effective May 1, 2014 as the Company began selling direct business.

5.   POLICYHOLDER LIABILITIES

PRENEED RESERVES

Policy reserves on the Company's preneed business are based on cash surrender values of issued policies. In addition, an additional insurance liability is established and adjusted at each reporting date where the recognized liability is equal to the present value of projected future benefits, including discretionary death benefit crediting to policies using current period discretionary death benefit crediting rates utilizing the following assumptions provided below:

     -    Credited Interest Rate - Based on the non-forfeiture rates of 3.0 to
          5.5 percent.
     -    Mortality - Based on the Company experience.
     - Death Benefit Inflation - The discretionary death benefit inflation rates in effect at the current reporting date. To mitigate the risk that a policy will not keep pace with increases in funeral prices or remain competitive, the Company has the discretion to increase or decrease the death benefit. Such increases or decreases are considered on a quarterly basis and vary by plan.
     - Maintenance Expenses - Based on the Company experience and expressed as a cost per paid-up policy and a cost per premium-paying policy.

The earned interest rate used to calculate estimated gross profits is based on the asset yield.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

FUTURE POLICY BENEFITS

 GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed. However, the impact for certain blocks that have assumed modified coinsurance ("modco"), GMDB reserves and significant account values are negligible, therefore, are excluded from this table.

(IN MILLIONS)                          2014         2013
---------------------------------   ----------   ----------
Balance, at beginning of year       $      196   $      245
Acquisition                                  1
Provision for GMDB:

 GMDB expense incurred                      37           38
 Volatility (1)                              5          (31)
                                    ----------   ----------
                                            42            7
Claims, net of reinsurance:
 Claims from policyholders                 (39)         (52)
 Claims ceded to reinsurers                 28           37
                                    ----------   ----------
                                           (11)         (15)
GMDB reinsurance premium                   (32)         (41)
                                    ----------   ----------
Balance, at end of year             $      196   $      196
                                    ==========   ==========

----------
     (1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

 GUARANTEED MINIMUM DEATH BENEFITS (CONTINUED)

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2014 and 2013:

     - The projection model uses 500 stochastical scenarios with mean total return ranging from 2% per annum for money market funds to 4% per annum for bond fund to 8% for equities;
     - For equities, one factor local volatility lognormal model was used to generate index returns, whereas on the rates front one factor normal was used;
     - Equity implied volatilities by duration graded from OTC quotes on the front to historical volatilities on the back. For the year ended December 31, 2014, equity volatilities ranged from 11% to 27%, depending on index and term. For rates volatility, risk-neutrals volatilities were used;
     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. 20 years of mortality improvements, based on Scale G2, is assumed;
     - The partial withdrawal rate assumption varies by tax-qualified status and attained age. Total projected partial withdrawals are from 6% to 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2014 and 2013. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDERS INFORMATION)                           2014           2013
-------------------------------------------------------------------------   ------------   ------------
Net deposits paid
 Account value                                                              $      3,002   $      3,086
 Net amount at risk                                                         $          7   $          8
 Average attained age of contractholders                                              62             65
Ratchet (highest historical account value at specified anniversary dates)
 Account value                                                              $        637   $        618
 Net amount at risk                                                         $         32   $         35
 Average attained age of contractholders                                              69             69
Roll-up (net deposits accumulated at a specified rate)
 Account value                                                              $      1,391   $         31
 Net amount at risk                                                         $         21   $         15
 Average attained age of contractholders                                              63             81
Higher of ratchet or roll-up
 Account value                                                              $      2,266   $      2,239
 Net amount at risk                                                         $        734   $        810
 Average attained age of contractholders                                              76             76
Total of guaranteed benefits categorized above
 Account value                                                              $      7,296   $      5,974
 Net amount at risk                                                         $        794   $        868
 Average attained age of contractholders (weighted by account value)                  68             70
Number of contractholders                                                        116,588        118,531

 GUARANTEED MINIMUM INCOME BENEFITS

The Company previously issued variable annuity contracts with a GMIB feature. The GMIB liability as of December 31, 2014 was $3 million with no benefits paid for the year ended December 31, 2014. The GMIB liability as of December 31, 2013 was $3 million with a benefit paid of approximately $1 million for the year ended December 31, 2013.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

  GUARANTEED LIFETIME WITHDRAWAL BENEFITS

The Company has issued variable annuity contracts with a GLWB feature. The GLWB feature provides annuity contractholders with a guarantee stream of payments for life, once income is activated. The annual income amount is based on a percentage (usually 5%) times the contractual Benefit Base. The Benefit Base is defined in the contract and may incorporate various combinations of ratchet and roll-up features. Benefit payments are first deducted from the account value. Excess guaranteed benefits are defined as all GLWB benefits paid once the underlying account value has reached zero.

The reserve for the GLWB feature is a fair value calculation under ASC 815:

     - The reserve is based on projections run under a large number of stochastic scenarios;
     -    All underlying scenarios are generated using risk neutral assumptions;
     -    The mean of the projected returns are based on a risk free rate;
     -    Volatilities are based in market implied volatilities;
     - The discount rate for this fair value calculation equals the risk free rate plus a spread consistent with the Company's own credit risk.

(IN MILLIONS)                          2014         2013
---------------------------------   ----------   ----------
Balance, at beginning of year       $       --   $       --
Acquisitions                                 5           --
Provision for GLWB:
 GLWB expense incurred                      70           --
 Volatility (1)                             --           --
                                    ----------   ----------
                                            70           --
Claims, net of reinsurance:
 Claims from policyholders                  --           --
 Claims ceded to reinsurers                 --           --
                                    ----------   ----------
                                            --           --
GLWB reinsurance premium                    --
                                    ----------   ----------
Balance, at end of year             $       75   $       --
                                    ==========   ==========

  UNIVERSAL LIFE AND INDEXED UNIVERSAL LIFE

The majority of the business assumed from Aviva Life and Annuity Company and Aviva Life and Annuity Company of New York from the Accordia purchase is UL and IUL. The obligations of the Company relating to these policies are recorded in accordance with ASC 944, FINANCIAL SERVICES - INSURANCE. Certain UL policies include no lapse guarantee ("NLG") features, exhibiting a pattern of earnings of profits followed by losses. An additional reserve per ASC 944-20, FINANCIAL SERVICES - INSURANCE - INSURANCE ACTIVITIES, has been recorded in connection with these guarantees. Also, certain IUL contracts are indexed to equity indices. The embedded derivative related to the index is bifurcated and valued per ASC 815-15, DERIVATIVES AND HEDGING -EMBEDDED DERIVATIVES.

ASC 815 requires that all derivative instruments be measured at fair value. Thus, any premiums allocated to indexed strategies are bifurcated into a host contract and an embedded derivative component, where the value of the embedded derivative ("VED") is fair valued. Policies are re-bifurcated at the end of each index period. The indexed business has index periods of either 5 or 6 years. One year strategies use a series of 5 one year periods and two years strategies have a series of 3 two year periods. As of each index period, the account value is projected to the end of the next index period assuming the future index credits return the amount spent. The account value is also projected to the end of the index period assuming policy interest guarantees. No policy deductions are used. The difference between the indexed accumulation and the guaranteed interest accumulation is determined at each policy anniversary until the end of the index period. These differences are discounted back to the current anniversary date to determine the VED. The discount rate equals the forward treasury curve plus an "own credit spread" reflecting the company's credit rating. The host contract is set equal to the policy's accumulated value less the VED. On each valuation date, the current market value of the index is projected forward to the end of the index period assuming future index credits return the amount that is spent. The host contract is accumulated to the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

 UNIVERSAL LIFE AND INDEXED UNIVERSAL LIFE (CONTINUED)

valuation date using an accrual rate sufficient to bring the host contract value to the guaranteed account value by the end of the index period. The ASC 815 reserve on the valuation date is equal to the VED plus the host contract value.

The reserve determined under ASC 944-20 is determined such that the reserve is built up with profits in the early years and released when earnings become negative. A stochastic Asset/Liability Model is used which incorporates the full inventory of assets and the NLG liabilities. 500 interest rate and equity return scenarios are generated using the Goldman Sachs rate generator. These interest rates are used to drive the yield on new investments, as well as dynamic lapse rates which vary based on the relationship between new money rates and current credited rates on the liabilities. All sources of policyholder revenue are used to develop the ASC 944 liability (full assessment approach). For each scenario, a benefit ratio is determined equal to the present value of future benefits due to the NLG feature divided the present value of future assessment. The discount rate used is the same as that used in the DAC calculation which is equal to the credited rate at the time the business was acquired by Accordia. The reserve is determined for any point in time equal to the accumulated value of the assessments times the benefit ratio less the accumulated value of the benefits paid due to the NLG feature. An average of the reserves over all scenarios is determined and used for the ASC 944 reserve.

The specific sources of revenue used in the determination of full assessments are cost of insurance, expense loads, surrender charges collected and investment margin (investment income less amounts credited to the account value).

The benefits taken into account in determining the benefit ratio are the death benefits paid after the account value becomes negative.

The following table shows the balances of the ASC 815 and 944 reserves reported in Future policy benefits on the Consolidated Balance Sheets:

FOR THE YEARS ENDED DECEMBER 31,                            2013 AS
(IN MILLIONS)                                 2014          REVISED
---------------------------------------   ------------   ------------
ASC 815 reserves - host contract          $      3,387   $      3,164
ASC 815 reserves - embedded derivatives   $        695   $        605
ASC 944 reserves                          $        815   $        587

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted product attributable to a third party was assumed on a modco basis. Therefore, the assets related to these liabilities are recorded as a modco receivable, which is included within recoverable from reinsurers. See
Note 14 for additional information about reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

5.   POLICYHOLDER LIABILITIES (CONTINUED)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES (CONTINUED)

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,
(IN MILLIONS)                                      2014           2013
--------------------------------------------   ------------   ------------
Account value                                  $         11             13
Range of guaranteed minimum return rates          2.8 - 3.5%     2.8 - 3.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,
(IN MILLIONS)                                      2014           2013
--------------------------------------------   ------------   ------------
Asset Type:
 Fixed maturities                              $         20             22
 Cash and cash equivalents                                4              1
                                               ------------   ------------
  Total                                        $         24             23
                                               ============   ============

6.   INVESTMENTS

FIXED MATURITIES

 AVAILABLE-FOR-SALE

The amortized cost and fair value for AFS fixed maturities were as follows:

                                                                 GROSS          GROSS
DECEMBER 31, 2014                                AMORTIZED     UNREALIZED     UNREALIZED         FAIR
(IN MILLIONS)                                      COST           GAINS         LOSSES          VALUE
--------------------------------------------   ------------   ------------   ------------    ------------
U.S. Treasury securities and U.S. government
 and agency securities                         $        193   $         24   $         --    $        217
States and political subdivision securities           1,677            239             --           1,916
Foreign government securities                             8              1             --               9
Emerging market securities                               29              3             --              32
Corporate fixed maturities                            7,933            567            (42)          8,458
Preferred stock                                           9              1             --              10
Structured securities                                11,406            459           (165)         11,700
                                               ------------   ------------   ------------    ------------
 Total AFS fixed maturities                    $     21,255   $      1,294   $       (207)   $     22,342
                                               ============   ============   ============    ============

                                                                 GROSS          GROSS
DECEMBER 31, 2013                                AMORTIZED     UNREALIZED     UNREALIZED         FAIR
(IN MILLIONS)                                      COST           GAINS         LOSSES          VALUE
--------------------------------------------   ------------   ------------   ------------    ------------
U.S. Treasury securities and U.S. government
 and agency securities                         $        303   $          8   $        (39)   $        272
States and political subdivision securities           1,084             38            (31)          1,091
Foreign government securities                             7             --             (1)              6
Emerging market securities                               16             --             --              16
Corporate fixed maturities                            4,589             83            (65)          4,607
Structured securities                                 5,068            398            (39)          5,427
                                               ------------   ------------   ------------    ------------
 Total AFS fixed maturities                    $     11,067   $        527   $       (175)   $     11,419
                                               ============   ============   ============    ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

6.  INVESTMENTS (CONTINUED)

  AVAILABLE-FOR-SALE (CONTINUED)

At December 31, 2014 and 2013, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $156 million and $132 million, and $184 million and $140 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2014 and 2013, cash and fixed maturities held as collateral were $145 million and $44 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for AFS fixed maturity securities is as follows:

AS OF DECEMBER 31, 2014
(IN MILLIONS)                  AMORTIZED COST           FAIR VALUE
--------------------------  --------------------   --------------------
Due in one year or less     $                  8   $                  1
Due after one year through
  five years                                 255                    254
Due after five years
  through ten years                        1,600                  1,637
Due after ten years                       19,392                 20,450
                            --------------------   --------------------
   Total AFS fixed
     maturities             $             21,255   $             22,342
                            ====================   ====================

MORTGAGE LOANS

The maturity distribution for mortgage loans is as follows:

AS OF DECEMBER 31, 2014
(IN MILLIONS)                               CARRYING VALUE
---------------------------------------  --------------------
2015                                     $                 54
2016                                                       16
2017                                                      118
2018                                                       66
2019                                                      107
2020 and thereafter                                       884
                                         --------------------
   Total                                 $              1,245
                                         ====================

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment, penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's mortgage loans is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears as of December 31, 2014 and 2013. The Company's ALLL was $3 million and $4 million as of December 31, 2014 and 2013, respectively.

The following summarizes our loan-to-value and average debt-service coverage ratios for our commercial mortgage loans as of December 31, 2014. The Mortgage Loan balance reported on the Company's Consolidated Balance Sheets includes these commercial mortgage loans along with the Company's $21 million investment in residential mortgage loans.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

6.  INVESTMENTS (CONTINUED)

MORTGAGE LOANS (CONTINUED)

                                                                PERCENTAGE OF COMMERCIAL       DEBT SERVICE COVERAGE
LOAN TO VALUE                            CARRYING VALUE             MORTGAGE LOANS                    RATIO
------------------------------------  --------------------   ----------------------------    ------------------------
70% and less                          $              1,143                           93.3%                       1.97
71% - 90%                                               82                            6.7%                       1.49
                                      --------------------   ----------------------------    ------------------------
   Total commercial mortgage loans    $              1,225                          100.0%                       1.94
                                      ====================   ============================    ========================

Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to specific geographic events, have deteriorating credits or have experienced a reduction in debt-service coverage ratio.

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's mortgage loans by geographic region and property type.

CARRYING VALUE AS OF DECEMBER 31,
(IN MILLIONS)                                    2014             2013 AS REVISED
-----------------------------------------  ---------------    -----------------------
Pacific                                    $            329   $                   141
South Atlantic                                          230                       171
West South Central                                      208                        43
East North Central                                      141                       105
Middle Atlantic                                         139                        94
Mountain                                                111                       101
West North Central                                       44                        41
New England                                              35                        11
East South Central                                        8                        13
                                           ----------------   -----------------------
  Total by region                          $          1,245   $                   720
                                           ================   =======================

CARRYING VALUE AS OF DECEMBER 31,                        2013 AS
(IN MILLIONS)                           2014             REVISED
--------------------------------- ----------------   --------------
Office building                   $            368   $          200
Retail                                         358              214
Apartment                                      231              124
Warehouse                                      118               49
Industrial                                      81               90
Other commercial                                32                3
Medical/health care                             29               --
Residential                                     20               --
Hotel/motel                                      8                8
Mixed use                                       --               32
                                  ----------------   --------------
  Total by property type          $          1,245   $          720
                                  ================   ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

6.  INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENTS

The table below presents a rollforward of the cumulative credit loss component of OTTI losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2014 and 2013, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

(IN MILLIONS)                                                                                        2014               2013
---------------------------------------------------------------------------------------------   ----------------   ----------------
Balance, at beginning of year                                                                   $              4   $              4
   Additions:
     Initial impairments - credit loss OTTI recognized on securities not previously impaired                  --                 --
   Reductions:
     Due to sales (or maturities, pay downs or prepayments) during the period of securities
        previously credit loss OTTI impaired                                                                  --                 --
                                                                                                ----------------   ----------------
Balance, at end of year                                                                         $              4   $              4
                                                                                                ================   ================

SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's AFS fixed maturities that have been continuously in an unrealized loss position.

                                                                       GROSS                                  NUMBER OF
DECEMBER 31, 2014                                                   UNREALIZED                          SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)                            LOSSES           FAIR VALUE         UNREALIZED LOSSES
---------------------------------------------------------------  ----------------   ----------------   ----------------------
Investment grade fixed maturities (1):
   0-12 months                                                   $             48   $          2,003                       769
   Greater than 12 months                                                       4                191                       102
                                                                 ----------------   ----------------   -----------------------
     Total investment grade fixed maturities                     $             52   $          2,194                       871
                                                                 ----------------   ----------------   -----------------------
Below investment grade fixed maturities:
   0-12 months                                                   $            145   $          4,962                       713
   Greater than 12 months                                                      10                205                        32
                                                                 ----------------   ----------------   -----------------------
     Total below investment grade fixed maturities                            155              5,167                       745
                                                                 ----------------   ----------------   -----------------------
        Total fixed maturities                                   $            207   $          7,361                     1,616
                                                                 ================   ================   =======================

----------
     (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states and political subdivisions of $0.4 million at December 31, 2014. The Company's intent is to hold the securities until anticipated recovery above book values.

                                                                       GROSS                                  NUMBER OF
DECEMBER 31, 2013                                                   UNREALIZED                          SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)                            LOSSES           FAIR VALUE         UNREALIZED LOSSES
---------------------------------------------------------------  ----------------   ----------------   -----------------------
Investment grade fixed maturities
(1):
   0-12 months                                                   $            100   $          2,030                       380
   Greater than 12 months                                                      32                134                        16
                                                                 ----------------   ----------------   -----------------------
     Total investment grade fixed maturities                     $            132   $          2,164                       396
                                                                 ----------------   ----------------   -----------------------
Below investment grade fixed maturities:
   0-12 months                                                   $             43   $          1,071                       155
   Greater than 12 months                                                      --                 --                        --
                                                                 ----------------   ----------------   -----------------------
     Total below investment grade fixed maturities                             43              1,071                       155
                                                                 ----------------   ----------------   -----------------------
        Total fixed maturities                                   $            175   $          3,235                       551
                                                                 ================   ================   =======================

----------
     (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states and political subdivisions of $69 million at December 31, 2013. The Company's intent is to hold the securities until anticipated recovery above book values.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

6.  INVESTMENTS (CONTINUED)

SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

The Company's fixed maturity security portfolio includes securities with unrealized losses deemed to be temporary. The total unrealized loss on these securities is considered temporary due to the nature of interest rate fluctuations related to debt securities, the magnitude and duration of the unrealized losses and the fact that the Company has the ability and intent to hold these securities until they recover in value or, for debt securities, they mature.

VARIABLE INTEREST ENTITIES

ARC Rail was created solely for the purpose of acquiring and leasing railroad assets. As the primary beneficiary of the ARC Rail VIE, the Company consolidates the results. ARC Rail is carried at cost less accumulated depreciation and is included in Other assets on the Consolidated Balance Sheets.

ARC Finance VIE was created solely for the purpose of issuing notes backed by the cash flows of the underlying life settlement policies ("LS") and single premium immediate annuity ("SPIA") assets. As the primary beneficiary of the ARC Finance VIE, the Company consolidates the results. ARC Finance is included in Other invested assets on the Consolidated Balance Sheets.

The following presents the total assets and liabilities of the Company's VIEs as of December 31, 2014 and 2013:

                                 2014                                      2013
                 ---------------------------------------   ---------------------------------------
(IN MILLIONS)      TOTAL ASSETS      TOTAL LIABILITIES       TOTAL ASSETS      TOTAL LIABILITIES
---------------- ----------------   --------------------   ----------------   --------------------
ARC Rail         $             75   $                  1   $             82   $                  4
ARC Finance                   339                     23                391                     --
                 ----------------   --------------------   ----------------   --------------------
  Total          $            414                     24   $            473   $                  4
                 ================   ====================   ================   ====================

INVESTMENTS IN LIFE SETTLEMENT POLICIES

The Company's investments in LS are accounted for under the investment method. The following table presents additional information regarding the LS investments and expected duration at December 31, 2014.

                                                   NUMBER OF           CARRYING        DEATH BENEFIT
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)          CONTRACTS            VALUE              PAYOUT
----------------------------------------------  ----------------   ----------------   ----------------
2015 to 2018                                                   1   $              2   $              2
2019                                                           7                 22                 25
2020 and thereafter                                          147                373                403
                                                ----------------   ----------------   ----------------
   Total                                                     155   $            397   $            430
                                                ================   ================   ================

At December 31, 2014, the anticipated life insurance premiums required to keep the LS contracts in-force are $39 million in 2015 through 2017, $14 million in 2018 and $13 million in 2019. The anticipated LS premium payments are expected to be primarily funded by incoming SPIA payments tied to the same reference lives.

OTHER

The Company had no concentration of investments at fair value that exceeded 10% of shareholders' equity at December 31, 2014.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

7.   DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in the GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company has embedded derivatives related to reinsurance contracts that are accounted for on a modco basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a modco loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third party credit risk.

The Company has fixed index annuity ("FIA") products that guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in the S&P 500 market index. FIA contracts are included in the annuity reserves liability and consist of embedded derivative values. The embedded derivative component is based on the fair value of the contracts' expected participation in future increases in the S&P 500 Index.

When FIA deposits are received, a portion of the deposit is used to purchase derivatives consisting of call and call spread options on the S&P 500 market index to fund the index credits due to FIA policyholders. The majority of all such call options are one year options purchased to match the funding requirements of the underlying policies. The call options are marked to fair value with the change in fair value included in (gains)/losses on derivative instruments in the Consolidated Statements of Operations. The change in fair value of derivatives includes the gains or losses recognized at the expiration of the option term and the changes in fair value for open positions. Contract holders may elect to rebalance index options at renewal dates. On the respective anniversary dates of the index policies, the index used to compute the annual index credit is reset and the Company purchases new call and call spread options to fund the next annual index credit. The Company manages the cost of these purchases through the terms of the FIA, which permit changes to caps, participation rates, and/or asset fees, subject to guaranteed minimums on each policy's anniversary date. By adjusting caps, participation rates, or asset fees, the company can generally manage option costs except in cases where the contractual features would prevent further modifications.

The Company shares in the economic performance of S&P call options used to hedge equity indexed life insurance contracts assumed through funds withheld reinsurance.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and the Company's policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 31, 2014                                   DERIVATIVE     DERIVATIVE
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)                   ASSETS       LIABILITIES
------------------------------------------------------   ------------   -------------
Derivative contracts:
 Interest rate contracts                                 $         41   $          --
 Equity market contracts                                          113              --
 Other futures and derivatives                                     96              --
 Embedded derivatives - modco loans and funds withheld             67             220
                                                         ------------   -------------
  Gross fair value of derivative contracts                        317             220
                                                         ------------   -------------
 Funds withheld reinsurance receivable                          1,420
                                                         ------------
  Fair value included within total assets                $      1,737
                                                         ============
 Embedded derivative - IUL products                                               695
 Embedded derivative - annuity products                                           220
                                                                        -------------
  Fair value included within total liabilities                          $       1,135
                                                                        =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

7.   DERIVATIVE INSTRUMENTS (CONTINUED)

AS OF DECEMBER 31, 2013                                   DERIVATIVE     DERIVATIVE
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)                   ASSETS       LIABILITIES
------------------------------------------------------   ------------   -------------
Derivative contracts:
 Interest rate contracts                                 $         22   $          --
 Equity market contracts                                           23              --
 Other futures and derivatives                                     34               5
 Embedded derivatives - modco loans                                97             328
                                                         ------------   -------------
  Gross fair value of derivative contracts                        176             333
                                                         ------------   -------------
 Funds withheld reinsurance receivable                          1,266
                                                         ------------
  Fair value included within total assets                $      1,442
                                                         ============
 Embedded derivative - IUL products                                               587
 Embedded derivative - annuity products                                            --
                                                                        -------------
  Fair value included within total liabilities                          $         920
                                                                        =============

Change in fair value of derivatives is affected by the performance of the indices on which the options are based and the aggregate cost of options purchased.

Actual amounts credited to policyholder account balances may be less than the index appreciation due to contractual features in the policies which allows management of the cost of the options purchased to fund the annual index credits. The change in fair value of derivatives is also influenced by the aggregate cost of options purchased. The aggregate cost of options has increased primarily due to an increased amount of fixed index annuities in force. The aggregate cost of options is also influenced by the amount of policyholder funds allocated to the various indices and market volatility which affects option pricing.

The Company's strategy attempts to mitigate any potential risk of loss under these agreements through a regular monitoring process which evaluates the program's effectiveness. The Company is exposed to risk of loss in the event of nonperformance by the counterparties and, accordingly, all option contracts are purchased from multiple counterparties that have been evaluated for creditworthiness. All of these options have been purchased from nationally recognized financial institutions with a Moody's/S&P credit rating of A or higher.

As previously mentioned, the Company has preneed policies (approximately $253 million in reserves) with crediting rates tied to inflation as measured by the CPI, the CPI for All Urban Consumers in the Detroit-Ann Arbor-Flint area, or Gross National Product Implicit Price Deflator. The Company has entered into a series of inflation swaps to hedge the inflation risk associated with these inflation-indexed policies. Within the swap structure the Company has agreed to pay fixed CPI in return for floating CPI. The gain or loss on the cash flow hedge is reported as a component of (Gains)/losses on derivative instruments in the Consolidated Statements of Operations. Net losses related to changes in the fair value of the swaps were $11 million for the year ended December 31, 2014. These amounts were substantially offset by a corresponding change in policy benefits and claims expense.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

7.   DERIVATIVE INSTRUMENTS (CONTINUED)

Derivative gains and losses for the years ended December 31, 2014, 2013 and 2012 are reported as follows:

                                                                                  2014           2013           2012
                                                                              ------------   ------------   ------------
DERIVATIVE CONTRACTS                 LOCATION OF (GAINS)/LOSSES RECOGNIZED        AMOUNT OF (GAINS)/LOSSES RECOGNIZED
(IN MILLIONS)                              IN INCOME ON DERIVATIVES                    IN INCOME ON DERIVATIVES
--------------------------------   ----------------------------------------   ------------------------------------------
Equity and interest rate futures   Net realized investment (gains)/losses     $        (27)  $        (15)  $          2
Foreign currency forwards          Net realized investment (gains)/losses                1              2             --
                                                                              ------------   ------------   ------------
                                                                                       (26)           (13)             2
GMDB product derivatives           (Gains)/losses on derivative instruments   $       (168)  $        249   $        119
Equity index options               (Gains)/losses on derivative instruments           (216)            --             --
Embedded derivatives - modco and
 funds withheld                    (Gains)/losses on derivative instruments            (42)          (295)           128
Swap/option                        (Gains)/losses on derivative instruments              5              6             --
Future                             (Gains)/losses on derivative instruments             --             --             --
                                                                              ------------   ------------   ------------
                                                                                      (421)           (40)           247
                                                                              ------------   ------------   ------------
 Total derivative (gains)/losses                                              $       (447)  $        (53)  $        249
                                                                              ============   ============   ============

8.   INVESTMENT INCOME AND GAINS AND LOSSES

NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                 2013 AS
(IN MILLIONS)                                                       2014         REVISED          2012
-------------------------------------------------------------   ------------   ------------   ------------
Fixed maturities - interest and other income                    $      1,095   $        481   $        301
Fixed maturities - change in fair value on trading securities             83            (47)            22
Mortgage loans                                                            65             20              9
Policy loans                                                              44             27             21
Modified coinsurance interest income                                      77             79             66
Funds withheld interest income                                           161             --             --
Other                                                                      2              2             18
                                                                ------------   ------------   ------------
 Gross investment income                                               1,527            562            437
  Less: modified coinsurance interest expense                            (79)          (138)          (138)
  Less: funds withheld interest expense                                 (263)          (115)           (54)
  Less: funds withheld policy loan interest                               (5)            (4)            --
  Less: Investment expenses                                              (31)           (17)           (10)
                                                                ------------   ------------   ------------
 Net investment income                                          $      1,149   $        288   $        235
                                                                ============   ============   ============

The Company had no fixed maturities on non-accrual status at December 31, 2014 or 2013. The Company had no fixed maturities which were non-income producing at December 31, 2014 or 2013.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

8.   INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains/(losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2014           2013           2012
-------------------------------------------------------------   ------------   ------------   ------------
AFS fixed maturities (1)                                        $        174   $        120   $         95
Trading fixed maturities                                                   1             15             (5)
Other investments                                                        (22)            12             (5)
                                                                ------------   ------------   ------------
 Net realized investment gains                                  $        153   $        147   $         85
                                                                ============   ============   ============

----------
     (1)  The Company had no OTTI in 2014.

The proceeds from voluntary sales of AFS fixed maturities and the gross realized gains and losses on those sales were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2014           2013           2012
-------------------------------------------------------------   ------------   ------------   ------------
Fixed maturities:
 Proceeds from voluntary sales                                  $      6,680   $      4,563   $      3,523
 Gross gains                                                             199            127             28
 Gross losses                                                             32             29              5

9.     FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest Level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under ASC 820 as of December 31, 2014 and 2013. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2014
(IN MILLIONS)                                              LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
-----------------------------------------------------   -------------   -------------   -------------   ------------
Financial Assets
 AFS fixed maturities
  U.S. treasury, government and agency securities       $          76   $         141   $          --   $        217
  States and political subdivision securities                      --           1,916              --          1,916
  Foreign government securities                                    --               9              --              9
  Emerging market securities                                       --              32              --             32
  Corporate fixed maturities                                       --           8,413              45          8,458
  Preferred stock                                                  --              10              --             10
                                                        -------------   -------------   -------------   ------------
  Structured securities                                            --          11,700              --         11,700
                                                        -------------   -------------   -------------   ------------
   Total AFS fixed maturities                                      76          22,221              45         22,342
                                                        -------------   -------------   -------------   ------------
 Trading fixed maturities
  U.S. treasury, government and agency securities                   7               2              --              9
  States and political subdivision securities                      --              69              --             69
  Corporate fixed maturities                                       --           1,005              --          1,005
  Structured securities                                            --             225              --            225
                                                        -------------   -------------   -------------   ------------
   Total trading fixed maturities                                   7           1,301              --          1,308
                                                        -------------   -------------   -------------   ------------
 Equity securities                                                 --               8              25             33
 Other loans                                                       --              --              22             22
 Derivative instruments receivable
  Interest rate contracts                                          --              41              --             41
  Equity market contracts                                           6             107              --            113
  Futures contracts                                                95              --              --             95
  Currency contracts                                               --               1              --              1
  Embedded derivatives - modco loans                               --              --              67             67
                                                        -------------   -------------   -------------   ------------
   Total derivative instruments receivable                        101             149              67            317
                                                        -------------   -------------   -------------   ------------
 Separate account assets                                        5,037              --              --          5,037
 Funds withheld reinsurance receivable                             --           1,420              --          1,420
 Limited partnerships                                              --              55              --             55
 Mortgage loans                                                    --              32              --             32
                                                        -------------   -------------   -------------   ------------
    Total assets at fair value                          $       5,221   $      25,186   $         159   $     30,566
                                                        =============   =============   =============   ============
Financial Liabilities
 FAFLIC Closed Block policy liabilities                            --              --             655            655
 ILICO Closed Block policy liabilities                             --              --             829            829
 Amerus Closed Block policy liabilities                            --              --              75             75
 Embedded derivative - funds withheld                              --              --             112            112
 Embedded derivative - IUL product                                 --              --             695            695
 Embedded derivative - annuity products                            --              --             220            220
 Policyholder liabilities                                          --              --           1,665          1,665
                                                        -------------   -------------   -------------   ------------
    Total liabilities at fair value                     $          --   $          --   $       4,251   $      4,251
                                                        =============   =============   =============   ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2013 AS REVISED
(IN MILLIONS)                                              LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
-----------------------------------------------------   -------------   -------------   -------------   ------------
Financial Assets
 AFS fixed maturities
  U.S. treasury, government and agency securities       $         221   $          51   $          --   $        272
  States and political subdivision securities                      --           1,091              --          1,091
  Foreign government securities                                    --               6              --              6
  Emerging market securities                                       --              16              --             16
  Corporate fixed maturities                                       --           4,607              --          4,607
  Structured securities                                            --           5,427              --          5,427
                                                        -------------   -------------   -------------   ------------
   Total AFS fixed maturities                                     221          11,198              --         11,419
                                                        -------------   -------------   -------------   ------------
 Trading fixed maturities
  U.S. treasury, government and agency securities                   6              --              --              6
  States and political subdivision securities                      --              88              --             88
  Corporate fixed maturities                                       --             945              --            945
  Structured securities                                            --             234              --            234
                                                        -------------   -------------   -------------   ------------
   Total trading fixed maturities                                   6           1,267              --          1,273
                                                        -------------   -------------   -------------   ------------

 Other loans                                                       --              --              --             --
 Derivative instruments receivable
  Interest rate contracts                                          --              22              --             22
  Equity market contracts                                          --              23              --             23
  Futures contracts                                                34              --              --             34
  Embedded derivatives - modco loans                               --              --              97             97
                                                        -------------   -------------   -------------   ------------
   Total derivative instruments receivable                         34              45              97            176
                                                        -------------   -------------   -------------   ------------
 Separate account assets                                        3.403              --              --          3,403
 Funds withheld reinsurance receivable                             --           1,266              --          1,266
 Mortgage loans                                                    --              30              --             30
                                                        -------------   -------------   -------------   ------------
    Total assets at fair value                          $       3,664   $      13,806   $          97   $     17,567
                                                        =============   =============   =============   ============
Financial Liabilities
 FAFLIC Closed Block policy liabilities                            --              --             638            638
 ILICO Closed Block policy liabilities                             --              --             823            823
 Amerus Closed Block policy liabilities                            --              --              83             83
 Embedded derivative - IUL product                                 --              --             605            605
 Foreign currency contracts                                         5              --              --              5
 Embedded derivative - funds withheld                              --              --              97             97
 Embedded derivative                                               --             231                            231
 Policyholder liabilities                                          --              --           1,121          1,121
                                                        -------------   -------------   -------------   ------------
    Total liabilities at fair value                     $           5   $         231   $       3,367   $      3,603
                                                        =============   =============   =============   ============

CASH INSTRUMENTS

The Company's cash instruments are generally classified within Level 1 or Level 2, except for insurance liabilities which are classified within Level 3.

 LEVEL 1 CASH INSTRUMENTS

Level 1 cash instruments include U.S. Treasury, government and agency guaranteed fixed maturity securities, foreign government securities, short term money market securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 2 CASH INSTRUMENTS

Level 2 cash instruments include fixed maturity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to Level 2 instruments.

     LEVEL 3 CASH INSTRUMENTS

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, Level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of Level 3 assets.

DERIVATIVE CONTRACTS

     LEVEL 1 DERIVATIVE CONTRACTS

Level 1 derivatives include exchange-traded futures as they are actively traded and are valued at their quoted market price.

     LEVEL 2 DERIVATIVE CONTRACTS

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange-traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in Level 2 but have significant unobservable inputs and also include embedded derivatives which are principally valued using an income approach as explained in detail below. For Level 3 equity derivatives, significant Level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

     SIGNIFICANT UNOBSERVABLE INPUTS

The tables below present the ranges of significant unobservable inputs used to value the Company's Level 3 financial assets and liabilities. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial asset and liability. Weighted averages in the tables below are calculated by weighting each input by the relative fair value of the respective financial instruments. The ranges and weighted averages of these inputs are not representative of the appropriate inputs to use when calculating the fair value of any one financial asset or liability. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of the Company's Level 3 financial assets and liabilities.

                                 LEVEL 3 ASSETS                                              RANGE OF SIGNIFICANT UNOBSERVABLE
LEVEL 3                       AS OF DECEMBER 2014         VALUATION TECHNIQUES AND             INPUTS (WEIGHTED AVERAGE) AS OF
FINANCIAL ASSETS                 (IN MILLIONS)        SIGNIFICANT UNOBSERVABLE INPUTS                   DECEMBER 2014
----------------------------  -------------------  -------------------------------------   ----------------------------------------
Corporate fixed maturities           $45           Internal pricing relying on trading
                                                   levels

                                                   Unobservable inputs
                                                    - Infrequent trading                   N/A

Equity securities                    $25           Internal pricing relying on trading
                                                   levels

                                                   Unobservable inputs
                                                    - Infrequent trading                   N/A

Other loans                          $22           Internal pricing relying on trading
                                                   levels

                                                   Unobservable inputs
                                                    - Infrequent trading                   N/A

Embedded derivatives -               $67           Discounted cash flows                   Discounted cash flows
modco loans                                         - Duration/Weighted                     - 0.1 to 25.3 (weighted average
                                                      Average Life                            is 8.2)
                                                    - Contractholder persistency            - 7.33% to 11.48% (weighted
                                                                                               average is 8.96%)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                   LEVEL 3
                              LIABILITIES AS OF        VALUATION TECHNIQUES AND              RANGE OF SIGNIFICANT UNOBSERVABLE
LEVEL 3                         DECEMBER 2014          SIGNIFICANT UNOBSERVABLE              INPUTS (WEIGHTED AVERAGE) AS OF
FINANCIAL LIABILITIES            (IN MILLIONS)                 INPUTS                                   DECEMBER 2014
----------------------------  -----------------  -------------------------------------   -----------------------------------------
FAFLIC Closed Block policy           $655        Discounted cash flows                   Discounted cash flows
liabilities                                       - Mortality rates                       - 3% to 8%
                                                  - Lapse rates                           - 2% to 4%

ILICO Closed Block policy            $829        Fair value of closed block              The range of expenses is $60 - $100 per
liabilities                                      assets plus present value of            policy. The weighted average is $78 per
                                                 expenses paid from the open             policy increased by inflation plus an
                                                 block plus the cost of capital          additional $72/policy to cover conversion
                                                 held in support of the                  costs in the two years following
                                                 liabilities. Unobservable               acquisition. The risk margin is 1.96% of
                                                 inputs are a market                     the liability. The cost of capital is
                                                 participant's view of the               13.8%.
                                                 expenses, a risk margin on the
                                                 uncertainty of the level of
                                                 expenses, and a cost on the
                                                 capital held in support of the
                                                 liabilities.

Amerus Closed Block policy           $75         Present value of expenses paid          The range of expenses is $60 - $100 per
liabilities                                      from the open block plus the            policy. The weighted average is $80 per
                                                 cost of capital held in                 policy increased by inflation plus an
                                                 support of the liabilities.             additional $72/policy to cover conversion
                                                 Unobservable inputs are a               costs in the two years following
                                                 market participant's view of            acquisition. The risk margin is 13.55% of
                                                 the expenses, a risk margin on          the liability. The cost of capital is
                                                 the uncertainty of the level            13.8%.
                                                 of expenses, and a cost of
                                                 capital on the capital held in
                                                 support of the liabilities.

Embedded derivatives -               $112        Discounted cash flows                   Discounted cash flows
funds withheld                                    - Duration/Weighted                     - 0.1 to 25.3 (weighted average is 8.2)
                                                    Average Life
                                                  - Contractholder                        - 7.33% to 11.48% (weighted average
                                                    persistency                             is 8.96%)

Embedded derivative - IUL            $695        ASC 815. Policy persistency is          Lapse rate is 2.5%.
product                                          the significant unobservable
                                                 input.

Embedded derivative -                $220        ASC 815. Policyholder behavior          Utilization weighted average is 3.35%.
annuity products                                 is the significant                      Lapse weighted average is 3.92%.
                                                 unobservable input including
                                                 utilization and lapse.

Policyholder liabilities            $1,665       Present value of best estimate          The weighted average risk margin is 0.11%.
assumed                                          liability cash flows.
                                                 Unobservable inputs include a
                                                 market participant view of the
                                                 risk margin included in the
                                                 discount rate which reflects
                                                 the riskiness of the cash
                                                 flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

Listed below explains the reasons of unobservability input for certain assets and liabilities.

LIMITED PARTNERSHIPS

Investments in certain limited partnerships such as mezzanine funds and private equity funds do not have a readily available determinable fair value. The Company values them using net asset value information provided by the general partner or manager of the investments. Since these valuations have significant unobservable inputs, they are generally included in Level 3 securities. Investments in other types of limited partnerships such as hedge funds where the underlying investments are generally liquid and have securities where the inputs are observable are included in Level 2 securities.

EMBEDDED DERIVATIVES -INDEXED UNIVERSAL LIFE PRODUCT

The Company has an embedded derivative liability related to fixed IUL policies where the returns are linked to the performance of a specified market index, subject to participation rates and caps. The Company participates in the economics of call options as discussed in Note 7. The change in the fair value of the embedded derivative is linked to the performance of the equity option.

EMBEDDED DERIVATIVES - ANNUITY PRODUCTS

See Note 7 for a discussion of the fair value of the Company's embedded derivatives on FIA product. The fair values of the Company's annuity contracts are estimated based on the contracts' cash surrender values and fair value of embedded derivatives. Given significant unobservable inputs are used to value these financial instruments, they are included in Level 3.

EMBEDDED DERIVATIVES - MODCO LOANS AND FUNDS WITHHELD

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

Through its subsidiaries, the Company operates several closed blocks. The Company elected to account for these closed blocks under the fair value option. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

     FAFLIC CLOSED BLOCK POLICY LIABILITIES

The fair value of the FAFLIC Closed Block policy liabilities is calculated as the sum of the fair value of FAFLIC Closed Block assets, an adjustment to the fair value of FAFLIC Closed Block assets for non-performance risk, fair value of the FAFLIC Closed Block maintenance expenses and a risk margin based on the cost of holding capital to back the FAFLIC Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value of the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAFLIC CLOSED BLOCK POLICY LIABILITIES (CONTINUED)

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities is equal to the fair value of the FAFLIC Closed Block assets. By utilizing market participant assumptions, the FAFLIC Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

ILICO AND AMERUS CLOSED BLOCK POLICY LIABILITIES

The Company elected the fair value option on the ILICO Closed Block insurance policies. The fair value of the ILICO Closed Block liability is calculated using the fair value of the assets supporting the Closed Block plus the present value of expected future commissions and expenses calculated in an actuarial appraisal model.

The Company assumed certain obligations relating to a Closed Block of business originating from Amerus. These obligations include the responsibility to pay for the expenses related to that Closed Block. A liability for this obligation is calculated equaling the present value of the projected expenses, discounted at current risk free rates with a provision for the Company's own credit risk. The liability also includes a provision for any cost of capital related to the obligation.

POLICYHOLDER LIABILITIES ASSUMED

The Company has chosen the fair value option for determining the value of policy liabilities reinsured on a funds withheld basis. The fair value of the funds withheld liabilities is equal to the present value of risk adjusted cash flows. At the time the liabilities were acquired, the fair value was determined by a full, actuarial appraisal with market participant assumptions. Risk adjustments were made to the mortality, persistency, and expense assumptions so that the present value of the risk adjusted cash flows equaled the actuarial appraisal value on the acquisition date. The present value uses a fair value rate, approximating a risk-free rate, with a provision for non-performance risk. By utilizing market participant assumptions, the funds withheld policy liabilities contain unobservable inputs resulting in a fair value measurement of Level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's Level 3 financial assets and liabilities for the year ended December 31, 2014 and 2013. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as Level 3 as at December 31, 2014 and at December 31, 2013.

                                                                       NET
                                                                   UNREALIZED
                                                                     GAINS/
                                                                    (LOSSES)
                                                                   RELATING TO
                                                                   INSTRUMENTS
                                   BALANCE, AT        NET         STILL HELD AT
YEAR ENDED DECEMBER 31,             BEGINNING       REALIZED           THE                             TRANSFERS        BALANCE,
2014                               OF YEAR AS        GAINS/         REPORTING                           TO/FROM         AT END OF
(IN MILLIONS)                        REVISED        (LOSSES)          DATE          SETTLEMENTS         LEVEL 3           YEAR
------------------------------   --------------  -------------  ----------------  ---------------  ----------------  --------------
Financial Assets:
   Fixed maturities

      Corporate securities       $           --  $          --  $             --  $            45  $             --  $           45
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
   Total AFS fixed maturities                --             --                --               45                --              45
   Equity securities                         --             --                --               16                 9              25
   Other loans                               --             --                --               22                --              22
   Derivative contracts
      Embedded derivative -
         modco loans                         97             --               (30)              --                --              67
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
   Total derivative contracts                97             --               (30)              --                --              67
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
         Total assets            $           97  $          --  $            (30) $            83  $              9  $          159
                                 ==============  =============  ================  ===============  ================  ==============
Financial Liabilities:
   FAFLIC Closed Block
      policy liabilities                    638             (9)               26               --                --             655
   ILICO Closed Block
      policy liabilities                    823             --                 6               --                --             829
   Amerus Closed Block
      policy liabilities                     83             --                (8)              --                --              75
   Embedded derivatives
      - funds withheld                       97             --                15               --                --             112
      - IUL product                         605             --                90               --                --             695
      - annuity products                     --             62                --               29               129             220
   Policyholder liabilities               1,121             --               340               --               204           1,665
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
         Total liabilities       $        3,367  $          53  $            469  $            29  $            333  $        4,251
                                 ==============  =============  ================  ===============  ================  ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                                       NET
                                                                   UNREALIZED
                                                                     GAINS/
                                                                    (LOSSES)
                                                                   RELATING TO
                                                                   INSTRUMENTS
                                                     NET          STILL HELD AT                        TRANSFERS
YEAR ENDED DECEMBER 31,            BALANCE, AT     REALIZED            THE                              TO/FROM         BALANCE,
2013 AS REVISED                     BEGINNING       GAINS/          REPORTING                         LEVEL 3 AS       AT END OF
(IN MILLIONS)                       OF YEAR        (LOSSES)           DATE          SETTLEMENTS         REVISED          YEAR
------------------------------   --------------  -------------  ----------------  ---------------  ----------------  --------------
Financial Assets:
   Derivative contracts
      Equity market contracts                 1             --                (1)              --                --              --
      Embedded derivative-
         modco loans                         98             --                (1)              --                --              97
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
   Total derivative contracts                99             --                (2)              --                --              97
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
         Total assets            $           99  $          --  $             (2) $            --  $             --  $           97
                                 ==============  =============  ================  ===============  ================  ==============
Financial Liabilities:
   FAFLIC Closed Block
      policy liabilities                    692            (8)               (46)              --                --             638
   ILICO Closed Block
      policy liabilities                     --             --                (1)             (31)              855             823
   Amerus Closed Block
      policy liabilities                     --             --                 2               --                81              83
   Embedded derivatives
      - funds withheld                       98             --                (1)              --                --              97
      - IUL product                          --             --                95               --               510             605
   Policyholder liabilities                  --             10                --               --             1,111           1,121
                                 --------------  -------------  ----------------  ---------------  ----------------  --------------
         Total liabilities       $          790  $           2  $             49  $           (31) $          2,557  $        3,367
                                 ==============  =============  ================  ===============  ================  ==============

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by ASC 825-10-15, FINANCIAL INSTRUMENT DISCLOSURES.

     MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     LIFE SETTLEMENT AND SINGLE PREMIUM IMMEDIATE ANNUITY ASSETS

The fair values of LS and SPIA assets are obtained by discounting the expected cash flows related to the LS and SPIA assets by swap rate plus a spread. The spread is calculated and fixed by matching the initial cash flow projections at purchase date with the LS and SPIA purchase price. Expected cash flows include: annuity payments received from SPIAs, premiums paid into LS and death benefit payments received on LS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

9.   FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES PAYABLE AND ACCRUED INTERESTS

The fair values of the notes payable and accrued interest was determined by using vendor pricing models.

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company participates in third party repurchase agreements. The notional value as of December 31, 2014 and 2013 was approximately $381 and $621 million. The Company posted $400 and $696 million in fixed maturity securities as collateral for these transactions as of December 31, 2014 and 2013, respectively. Fair value is estimated based on expected future cash flows and interest rates.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances and fair value of other individual contractholder funds represents the present value of future policy benefits.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2014 and 2013:

                                                                          2014                                2013
                                                           --------------------------------    --------------------------------
                                                              CARRYING            FAIR            CARRYING           FAIR
(IN MILLIONS)                                                   VALUE             VALUE            VALUE             VALUE
-----------------------------------------------------      --------------    --------------    --------------    --------------
Financial Assets
   Mortgage loans                                          $        1,213    $        1,266    $          690    $          665
   Policy loans                                                       737               858               738               846
   LS and SPIA assets                                                 369               382               391               375
   Other loans                                                        189               187                97                97
   Other invested assets                                                8                 8                --                --
                                                           --------------    --------------    --------------    --------------
      Total financial assets                               $        2,516    $        2,701    $        1,916    $        1,983
                                                           ==============    ==============    ==============    ==============
Financial Liabilities
   Notes payable and accrued interest                      $          302               301    $           --    $           --
   Securities sold under agreements to repurchase                     381               381               621               621
   Supplementary contracts without life contingencies                   8                 8                 5                 5
   Other contractholder deposit funds                               2,975             3,007             3,594             3,623
                                                           --------------    --------------    --------------    --------------
      Total financial liabilities                          $        3,666    $        3,697    $        4,220    $        4,249
                                                           ==============    ==============    ==============    ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

10.  CLOSED BLOCKS

Summarized financial information of the Company's Closed Blocks is as follows:


BALANCE SHEET AS OF DECEMBER 31,                                                                                  2013 AS
(IN MILLIONS)                                                                                       2014          REVISED
-------------------------------------------------------------------------------------------    --------------  --------------
Assets
   Investments
      Trading fixed maturities at fair value (amortized cost of $1,026)                        $        1,108           1,142
      Mortgage loans                                                                                       32              30
      Policy loans                                                                                        171             176
      Cash and cash equivalents                                                                            22             102
      Accrued investment income                                                                            17              18
      Other assets                                                                                         12              22
                                                                                               --------------  --------------
         Total assets                                                                          $        1,362           1,490
                                                                                               --------------  --------------
Liabilities
   Policy liabilities and accruals at fair value                                               $        1,449           1,432
   Policyholder dividend obligation at fair value (1)                                                      89              90
   Policyholder dividends payable at fair value (1)                                                        21              22
   Other liabilities                                                                                        6             164
                                                                                               --------------  --------------
         Total liabilities                                                                     $        1,565           1,708
                                                                                               --------------  --------------
Excess of Closed Block liabilities over assets designated to the Closed Blocks and maximum
   future earnings to be recognized from Closed Block assets and liabilities                   $          203             218
                                                                                               ==============  ==============

----------
(1) Included within Contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31,                                              2013 AS
(IN MILLIONS)                                                                          2014          REVISED          2012
--------------------------------------------------------------------------------   ------------    -----------    ------------
Revenues
   Premiums and other income                                                       $         45             24              18
   Net investment income                                                                    125            (12)             56
   Net realized investment gains                                                              1             15              (5)
                                                                                   ------------    -----------    ------------
      Total revenues                                                                        171             27              69
                                                                                   ------------    -----------    ------------
Benefits and Expenses
   Policyholder benefits                                                                    150            (14)             71
   Other expenses                                                                             1              1              --
                                                                                   ------------    -----------    ------------
      Total benefits and expenses                                                           151            (13)             71
                                                                                   ------------    -----------    ------------

Net contribution from the Closed Blocks                                            $         20             40              (2)
                                                                                   ============    ===========    ============
Income Tax Expense
   Current                                                                                    1              5               1
   Deferral                                                                                  11             10              (2)
                                                                                   ------------    -----------    ------------
      Total income tax expense                                                               12             15              (1)

                                                                                   ------------    -----------    ------------
Net income                                                                         $          8             25              (1)
                                                                                   ============    ===========    ============

Many expenses related to the Closed Block operations are charged to the general operations of the Company; accordingly, the contributions from the Closed Blocks do not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

11.  INCOME TAXES

PROVISION FOR INCOME TAXES

The tables below present the components of the expense/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                      2014             REVISED              2012
---------------------------------------------------------------------------  ----------------  -----------------  -----------------
Current income tax expense/(benefit)
  Federal                                                                    $             91  $             268  $              74
  State/local                                                                               3                 --                 --
                                                                             ----------------  -----------------  -----------------
    Total current income tax expense/(benefit)                                             94                268                 74
Deferred income tax expense/(benefit)
  Federal                                                                                   2               (253)              (112)
  State/local                                                                              (3)                --                 --
                                                                             ----------------  -----------------  -----------------
    Total deferred income tax expense/(benefit)                                            (1)              (253)              (112)
                                                                             ----------------  -----------------  -----------------
      Total income tax expense/(benefit)                                     $             93  $              15  $             (38)
                                                                             ================  =================  =================

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                      2014             REVISED              2012
---------------------------------------------------------------------------  ----------------  -----------------  -----------------
Expected income tax benefit                                                  $            104  $              20  $             (33)
Addition/(reduction) in income tax resulting from:
  Dividend received deduction                                                              (4)                (4)                (4)
  Intercompany reinsurance on funds withheld trusts                                        (5)                --                 --
  Low income housing tax credits                                                           (2)                --                 --
  Prior years' federal income tax adjustment                                               --                 (1)                (1)
                                                                             ----------------  -----------------  -----------------
    Total income tax expense                                                 $             93  $              15  $             (38)
                                                                             ================  =================  =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

11.  INCOME TAXES (CONTINUED)

DEFERRED INCOME TAXES

Deferred income taxes reflect the net effects of temporary differences between financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

The table below presents the significant components of deferred tax assets and liabilities.

DECEMBER 31,                                                                                         2013 AS
(IN MILLIONS)                                                                       2014             REVISED
----------------------------------------------------------------------------  ----------------  -----------------
Deferred tax assets
  Insurance reserves                                                          $            560  $              58
  Sec. 848 capitalization                                                                  292                262
  Investments, net                                                                          --                 51
  Tax credit carryforwards                                                                   2                  4
  Loss carryforwards                                                                        27                 30
  Ceding commission                                                                         43                  2
  Accrued policyholder dividends                                                             6                  6
  Deferred compensation/accrued bonuses                                                      1                 --
  Deferred revenue liability                                                                44                 46
  Goodwill                                                                                  20                 99
  Other, net                                                                                 3                 --
                                                                              ----------------  -----------------
    Subtotal deferred tax assets                                                           998                558
  Valuation allowance                                                                       (2)                (4)
                                                                              ----------------  -----------------
      Total deferred tax assets, net                                          $            996  $             554
                                                                              ----------------  -----------------
Deferred tax liabilities
  Value of business acquired/deferred policy acquisition costs                $           (498) $            (291)
  Investments, net                                                                        (280)                --
  Fair value adjustment - Closed Block                                                     (35)               (16)
  Funds withheld                                                                          (121)                --
  Other, net                                                                                --                 (7)
                                                                              ----------------  -----------------
    Total deferred tax liabilities                                                        (934)              (314)
                                                                              ----------------  -----------------
      Total deferred tax assets/(liability), net                              $             62  $             240
                                                                              ================  =================

TAX ATTRIBUTES

The Company has recorded a valuation allowance of $2 million and $4 million against tax benefits from foreign tax credit carryforwards for the tax year ended December 31, 2014 and 2013, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2014 the Company has foreign tax credit carryforwards of $2 million that will expire in 2015, at which time the corresponding valuation allowance will be released. Also at December 31, 2014 the Company has net operating loss carryforwards of $77 million that begin to expire in 2017 and no capital loss carryforwards. The net operating loss carryforwards were generated prior to 2006 and are subject to Internal Revenue Code Section 382 annual limitations of $14 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

11.  INCOME TAXES (CONTINUED)

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations or cash flows. As of December 31, 2014 or 2013, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

Subsidiaries in the Company's federal income tax returns are routinely audited by the Internal Revenue Service, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. All years subsequent to and including 2011 remain open to examination by the Internal Revenue Service.

12.  DIVIDEND RESTRICTIONS

Several of the Company's subsidiaries are regulated insurance companies and subject to laws governing the payment of dividends to shareholders. These laws could impact the dividend paying ability of the Company's regulated subsidiaries.

Massachusetts has enacted laws governing the payment of dividends and other distributions to stockholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Massachusetts Insurance Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. The Company has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $375 million at December 31, 2014. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $1,788 million at December 31, 2014, for the Company. FAFLIC, a Massachusetts domiciled insurance company, is subject to and in compliance with similar minimum capital and surplus requirements.

The payment of dividends by Accordia to the Company is regulated under Iowa law. Under Iowa law, Accordia may pay dividends only from the earned surplus arising from its business and must receive prior approval (or non-disapproval) of the Iowa Insurance Commissioner to pay any dividend that would exceed certain statutory limitations. Additionally, Accordia must meet minimum capital and surplus requirements under a RBC formula as described above. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment and was $530 million at December 31, 2014.

The payment of dividends by FLIC to the Company is regulated under Indiana law. Under Indiana law, the maximum amount of dividends that can be paid during a 12-month period by FLIC, without prior approval of the Indiana Insurance Commissioner, is limited to the greater of 10 percent of statutory capital and surplus at the end of the preceding year-end or the statutory net gain from operations for the preceding year as long as the dividend is paid from earned surplus. There were no dividends paid in 2014 by FLIC.

The payment of dividends by FNLIC to the Company is regulated under Texas law. Under Texas law, the maximum amount of dividends which can be paid during a 12-month period by FNLIC, without prior approval of the Texas Department of Insurance, is limited to the earned surplus as calculated in the Texas Analysis of Surplus Report.

Based on FLIC's statutory basis financial results for the year ended December 31, 2014, FLIC is able to pay up to $167 million in dividends during a 12-month period to its parent without prior approval in 2015. No dividends were paid in 2014 by FNLIC.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

13. VALUE OF BUSINESS ACQUIRED, DEFERRED ACQUISITION COSTS, UNEARNED REVENUE RESERVES AND UNEARNED FRONT-END LOADS

The following reflects the changes to the VOBA asset:

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                      2014             REVISED
---------------------------------------------------------------------------  ----------------  -----------------
Balance, at beginning of year                                                $            534  $              63
  Business acquired                                                                       470                473
  Amortized to expense during the year (1)                                                (87)               (11)
  Adjustment for unrealized investment losses during the year                            (134)                 9
                                                                             ----------------  -----------------
Balance, at end of year                                                      $            783  $             534
                                                                             ================  =================

----------
    (1) These amounts are shown within Amortization of policy acquisition costs in the accompanying Consolidated Statements of Operations.

Estimated future amortization of VOBA as of December 31, 2014 is as follows:

(IN MILLIONS)
---------------------------------------------------------------------
2015                                                                   $             80
2016                                                                                 79
2017                                                                                 71
2018                                                                                 63
2019                                                                                 55
2020 and thereafter                                                                 435
                                                                       ----------------
  Total                                                                $            783
                                                                       ================

The following reflects the changes to the DAC asset:

FOR THE YEARS ENDED DECEMBER 31,                                                              2013 AS
(IN MILLIONS)                                                                 2014            REVISED
---------------------------------------------------------------------  ----------------  -----------------
Balance, at beginning of year                                          $            280  $             144
  Acquisition/Reinsurance                                                            --                152
  Deferral                                                                          356                 26
  Amortized to expense during the year (1)                                          (80)               (75)
  Adjustment for unrealized investment losses during the year                       (38)                33
                                                                       ----------------  -----------------
Balance, at end of year                                                $            518  $             280
                                                                       ================  =================

----------
    (1) These amounts are shown within Amortization of policy acquisition costs in the accompanying Consolidated Statements of Operations.

The following reflects the changes to the URR and UFEL:


FOR THE YEAR ENDED DECEMBER 31,                                                               2013 AS
(IN MILLIONS)                                                                2014             REVISED
--------------------------------------------------------------------   ----------------  -----------------
Balance, at beginning of year                                          $              4  $              --
  Deferrals during the year                                                         114                 11
  Amortized to income during the year                                               (55)                (7)
  Adjustment for unrealized investment losses during the year                       (56)                --
                                                                       ----------------  -----------------
Balance, at end of year                                                $              7  $               4
                                                                       ================  =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

14.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure through reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modco and funds withheld coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses and the investment risk, if any, inherent in the underlying policy. Modco and funds withheld coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modco basis life, fixed and variable annuities, UL and VUL insurance policies. The Company also maintains other reinsurance treaties including the cession of certain UL policies, certain individual disability income policies and discontinued accident and health insurance.

The effects of reinsurance on the Consolidated Balance Sheets were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                  2013 AS
(IN MILLIONS)                                                     2014            REVISED
----------------------------------------------------------  ---------------  ----------------
Policy liabilities and accruals:
  Direct                                                    $        14,251  $          3,233
  Assumed -- non-affiliated                                          15,431            14,835
                                                            ---------------  ----------------
    Total policy liabilities and accruals                            29,682            18,068
  Ceded -- affiliated                                                (5,364)           (7,179)
  Ceded -- non-affiliated (1)                                        (3,565)           (1,845)
                                                            ---------------  ----------------
    Total ceded policy liabilities and accruals                      (8,929)           (9,024)
                                                            ---------------  ----------------
    Net policy liabilities and accruals                     $        20,734  $          9,044
                                                            ===============  ================

----------
    (1) Reported within Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modco and funds withheld coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company held no allowance for bad debts at December 31, 2014 and 2013.

As of December 31, 2014 and 2013, the Company had $2.7 billion and $2.5 billion of reinsurance receivables, respectively, with two counterparties related to modified coinsurance and funds withheld contracts. The assets supporting these receivables were held in trusts and not part of the respective counterparty's general accounts.

As of December 31, 2014 and 2013, the Company had $5.3 billion and $5.9 billion of reinsurance receivables, respectively, related to blocks of business reinsured with its affiliate, CwA Re.

The effects of reinsurance on the Consolidated Statements of Operations were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                             2014               2013               2012
------------------------------------------------------------------  ----------------  -----------------  -----------------
Life and accident and health insurance premiums:
  Direct                                                            $             94  $              20  $              20
  Assumed-- non-affiliated                                                       131                 43                 26
  Ceded-- non-affiliated                                                         (82)                (1)                (2)
                                                                    ----------------  -----------------  -----------------
    Net premiums                                                    $            143  $              62  $              44
                                                                    ================  =================  =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

14. REINSURANCE (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                      2014               2013               2012
---------------------------------------------------------------------------  ----------------   ----------------   ----------------
Insurance and investment product fee income:
   Direct                                                                    $            277   $            135   $            120
   Assumed - non-affiliated                                                               776                300                150
   Ceded - affiliated                                                                     (90)               (86)               (65)
                                                                             ----------------   ----------------   ----------------
     Net insurance and investment product fee income                         $            963   $            349   $            205
                                                                             ================   ================   ================

FOR THE YEARS ENDED DECEMBER 31,                                                                    2013 AS
(IN MILLIONS)                                                                      2014             REVISED              2012
---------------------------------------------------------------------------  ----------------   ----------------   ----------------
Policy benefits, claims and losses and loss adjustment expenses:
   Direct                                                                    $            779   $            130   $            245
   Assumed - non-affiliated                                                             2,011                570                283
   Ceded - affiliated                                                                    (214)                (6)              (182)
   Ceded - non-affiliated                                                                (604)                11                 (7)
                                                                             ----------------   ----------------   ----------------
     Net policy benefits, claims and losses and loss adjustment expenses     $          1,972   $            705   $            339
                                                                             ================   ================   ================

15.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,
(IN MILLIONS)                                                                      2014               2013
---------------------------------------------------------------------------  ----------------   ----------------
Railcars                                                                     $             70   $             76
Accounts receivable                                                                        19                  5
Deferred sales inducements                                                                  5                 --
Miscellaneous assets                                                                       30                 50
                                                                             ----------------   ----------------
   Total other assets                                                        $            124   $            131
                                                                             ================   ================

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,
(IN MILLIONS)                                                                      2014               2013
---------------------------------------------------------------------------  ----------------   ----------------
Accrued expenses                                                             $            125   $             34
Account payable                                                                            43                 56
Tax liability                                                                              22                 26
Miscellaneous liabilities                                                                 118                 97
                                                                             ----------------   ----------------
   Total accrued expenses and other liabilities                              $            308   $            213
                                                                             ================   ================

Other income consists of the following:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                             2014               2013               2012
------------------------------------------------------------------  ----------------   ----------------   ----------------
Reinsurance administration fee                                      $             20   $             20   $             17
Railcar income                                                                    17                  8                 --
Miscellaneous income                                                               6                  1                  3
                                                                    ----------------   ----------------   ----------------
   Total other income                                               $             43   $             29   $             20
                                                                    ================   ================   ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

15. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES (CONTINUED)

Other operating expenses consist of the following:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                      2014               2013               2012
---------------------------------------------------------------------------  ----------------   ----------------   ----------------
Administrative expenses                                                      $            116   $             57   $             30
Employee related expenses                                                                 108                 40                 12
Technology expenses                                                                        15                  1                  1
Consulting and legal fees                                                                  18                 14                  5
Bank service charges                                                                       23                  1                 --
Taxes, licenses and fees                                                                   34                 11                  5
Commission expense                                                                         (1)               (77)                 7
Miscellaneous operating expenses                                                          112                 22                 10
                                                                             ----------------   ----------------   ----------------
   Total other operating expenses                                            $            425   $             69   $             70
                                                                             ================   ================   ================

16. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has operational servicing agreements with third party administrators for policy administration over certain fixed annuity, traditional life, UL, variable annuity and VUL policies. Additionally, CwA is party to a third party professional services agreement regarding the management of aspects of its reinsurance portfolio.

The Company has financing arrangements with unaffiliated third parties to support the reserves of its affiliated captive reinsurers. Total fees expensed associated with these credit facilities were $13 million for the year ended December 31, 2014 and are included in Other operating expenses. As of December 31, 2014, the total capacity of the financing arrangements with third parties was $2 billion.

There were no outstanding balances from the financing arrangements with unaffiliated third parties as of December 31, 2014.

As of December 31, 2014, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
------------------------------
2015                            $             54
2016                                          16
2017                                          14
2018                                          11
2019                                           7
2020 and thereafter                           17
                                ----------------
   Total                        $            119
                                ================

CONTINGENCIES

  REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

16. COMMITMENTS AND CONTINGENCIES (CONTINUED)

  LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. As part of the 2005 acquisition of CwA from The Hanover Insurance Group ("THG"), THG has agreed to indemnify the Company and Goldman Sachs ("GS") for certain matters. THG has also agreed to indemnify GS for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the transferred business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that would have a material adverse effect on the Consolidated Balance Sheets or Consolidated Statements of Operations.

  INDEMNIFICATION AGREEMENTS

In conjunction with Accordia acquisition, the Company has agreed to indemnify Athene for certain third party claims and the Company is maintaining a litigation accrual for the claims. The litigation accrual related to these claims was $9 million as of December 31, 2014.

17. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2014, the Company had investment management services agreements with related parties under GS. The Company recorded expenses for these agreements of $22 million for the year ended December 31, 2014, and had $11 million payable at December 31, 2014.

During the year ended December 31, 2014, the Company had agreements with certain affiliates under GAFG. These affiliates agreed to provide personnel, management services, administrative support, the use of facilities, and such other services as the parties may agree from time to time. The Company recorded expenses of $153 million for the year ended December 31, 2014, and had $9 million payable at December 31, 2014.

The Company has a service agreement with Global Atlantic Financial Life Limited, a Cayman domiciled company and a wholly-owned direct subsidiary of GAFG, which can be terminated by either party upon applicable notice. Under the agreement, in 2014 the Company recorded expenses of $2 million related to certain employee compensation plans, including incentive interests and stock appreciation rights.

During 2014, the Company had agreements with Commonwealth Annuity and Life Reinsurance Company Limited ("CwA Re"), a Bermuda domiciled company and a wholly-owned indirect subsidiary of GAFG, under which CwA Re agreed to pay the Company certain fees for administration of ceded blocks of variable annuity, fixed annuity, universal life and individual life business. The Company received fee income from CwA Re of $20 million and had $5 million receivable at December 31, 2014.

During the year ended December 31, 2014, the Company received certain distribution and administration fees from affiliates under GS. The Company recorded income from these agreements of $4 million for the year ended December 31, 2014, and had $1 million receivable at December 31, 2014.

The Company has entered into several derivative transactions with affiliates, which resulted in income of $53 million for the year ended December 31, 2014. The Company had affiliated derivatives payables of $220 million for the year ended December 31, 2014.

The Company has entered into transactions with affiliates to purchase fixed maturities totaling $36 million for the year ended December 31, 2014. These transactions were recorded at fair value. There were no outstanding receivables at December 31, 2014 related to these transactions.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

18. PURCHASE ACCOUNTING

FORETHOUGHT FINANCIAL GROUP, INC.

On January 2, 2014, GAFG, through its wholly owned subsidiary FinCo, completed the acquisition of FFG contemplated in the Agreement and Plan of Merger (the "Agreement") dated September 25, 2013. Pursuant to the Agreement, FinCo acquired 100% of the issued and outstanding stock of FFG.

The aggregate purchase price of FFG was $616 million. The FFG acquisition allowed GAFG to invest its capital in an established distribution of fixed, indexed and variable annuities and preneed protection.

The FFG acquisition was accounted for under the acquisition method of accounting under ASC Topic 805. In accordance with ASC 805-20-30, all identifiable assets acquired and liabilities assumed were measured at fair value as of the acquisition date. The FFG acquisition will be subject to customary post-closing adjustments as the Company finalizes the determination and analysis of assets acquired and liabilities assumed. Pushdown accounting was used to derive the contributed values into the Company of FLIC and FNLIC. The following table summarizes the consideration paid for the acquisition and the determination of the fair value of assets acquired and liabilities assumed at the acquisition date for FLIC and FNLIC after the application of pushdown accounting:

FAIR VALUE
(IN MILLIONS)                                   JANUARY 2, 2014
--------------------------------------------  ------------------
ASSETS
   Available-for-sale fixed maturities,
     at fair value                            $            6,774
   Equity securities, at fair value                           29
   Commercial mortgage loans                                 456
   Policy loans                                                5
   Other invested assets                                      56
                                              ------------------
     Total investments                                     7,320
   Cash                                                      110
   Accrued investment income                                  78
   Value of business acquired                                470
   Intangible assets                                          23
   Derivative instruments receivable                          18
   Deferred income taxes                                      13
   Other assets                                                5
   Separate account assets                                   550
                                              ------------------
     Total assets                             $            8,587
                                              ------------------

LIABILITIES
   Future policy and benefit claims                        7,311
   Other liabilities                                           4
   Separate account liabilities                              550
                                              ------------------
     Total liabilities                        $            7,865
                                              ------------------
NET ASSETS ACQUIRED                           $              722
                                              ==================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

18.  PURCHASE ACCOUNTING (CONTINUED)

The revenue and expenses from the acquisition date through December 31, 2014 are as follows:

REVENUES AND EXPENSES
(IN MILLIONS)
----------------------------------------------
REVENUES
   Premiums                                      $             22
   Insurance and investment product
     fee income                                               186
   Net investment income                                      399
   Net investment gains/(losses)                               38
   Other income                                                 6
                                                 ----------------
     Total revenues                              $            651

BENEFITS AND OTHER DEDUCTIONS
   Policy benefits, claims and losses
     and loss adjustment expenses                $            416
   Amortization of policy acquisition costs                    73
   Losses on derivative instruments                            14
   Other operating expenses                                   114
                                                 ----------------
     Total benefits, losses and expenses                      617
NET INCOME BEFORE INCOME TAXES                                 34
                                                 ----------------
   Income tax expense                                           9
                                                 ----------------
NET INCOME                                       $             25
                                                 ================

There was no goodwill recognized as part of the acquisition of FFG.

The Company recorded $23 million of intangible assets related to the FFG acquisition. The intangible assets included the distribution networks, trade name, internally-developed software, covenants not-to-compete and insurance licenses. The summary of the intangible assets are listed below:

(IN MILLIONS, EXCEPT AMORTIZATION PERIOD)        AMOUNT            AMORTIZATION PERIOD
------------------------------------------  ----------------   --------------------------
Distribution network                        $             10            10 years
Trade name                                                 5            15 years
Internally developed software                              1             3 years
Covenants not-to-compete                                   2             2 years
Insurance licenses                                         5         Indefinite life
                                            ----------------
   Total intangible assets                  $             23
                                            ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

18.  PURCHASE ACCOUNTING (CONTINUED)

ACCORDIA LIFE AND ANNUITY COMPANY

The Company's acquisition of Accordia qualified as a business combination and was accounted for by applying ASC 805 BUSINESS COMBINATIONS. The table below summarizes the amounts recognized at fair value for assets acquired and liabilities assumed and the resulting goodwill.

FAIR VALUE                                   OCTOBER 1, 2013 AS
(IN MILLIONS)                                     REVISED
--------------------------------------   --------------------------
Assets:
   Total investments                     $                    6,190
   Cash and cash equivalents                                    302
   VOBA                                                         473
   Other intangibles                                              7
   Other assets at fair value                                 1,573
                                         --------------------------
     Total assets acquired               $                    8,545
                                         --------------------------
Liabilities:
   Policyholder liabilities              $                    8,374
   Other liabilities at fair value                               47
                                         --------------------------
     Total liabilities assumed           $                    8,421
                                         --------------------------
   Goodwill                                                      (2)
                                         --------------------------
Total cash consideration                 $                      122
                                         ==========================

As a result of consideration of funds received from seller during the remeasurement period, the original $3 million of goodwill recognized as the result of the acquisition, resulted in negative goodwill. This $2 million of negative goodwill was recognized as a bargain purchase gain in the Consolidated Statements of Operations in 2014. Included in the assets acquired is VOBA, which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 3 for additional explanation of VOBA. The assessment of fair value in accordance with ASC 805-20-25 included the establishment of intangible assets for VOBA, distribution relationships and various state licenses. See Note 24 for PGAAP remeasurement adjustments made to provisional purchase accounting at October 1, 2013.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

19.  INTANGIBLE ASSETS

The following table represents the changes in intangible assets:

                                                              DEFINITE          INDEFINITE      TOTAL INTANGIBLE
(IN MILLIONS)                               GOODWILL            LIFE               LIFE              ASSETS
--------------------------------------   ---------------   ---------------   ---------------   ------------------
Balance at December 31, 2013             $             3   $             5   $             7   $               15
   Purchase accounting remeasurement                  (3)               --                --                   (3)
   Acquisition- Intangible assets                     --                17                 6                   23
   Amortization                                       --                (4)               --                   (4)
                                         ---------------   ---------------   ---------------   ------------------
Balance at December 31, 2014             $            --   $            18   $            13   $               31
                                         ===============   ===============   ===============   ==================

The estimated future amortization of definite life intangible assets as of December 31, 2014 is as follow:

(IN MILLIONS)
--------------------------
2015                         $             4
2016                                       2
2017                                       2
2018                                       2
2019                                       1
2020 and thereafter                        7
                             ----------------
   Total                     $            18
                             ================

The indefinite life intangible assets are not subject to amortization. The definite life intangible assets are amortized over a period of 2 to 15 years.

20.  NOTES PAYABLE AND ACCRUED INTEREST

Notes payable was comprised of the following:

DECEMBER 31,
(IN MILLIONS)                                        2014             2013
---------------------------------------------   --------------   ---------------
Surplus note -- affiliated                      $          300   $            --
Accrued interest                                             2                --
                                                --------------   ---------------
   Total notes payable and accrued interest     $          302   $            --
                                                ==============   ===============

SURPLUS NOTE - AFFILIATED

On January 2, 2014, the Company issued a $300 million aggregate principal balance Surplus Note (the "Surplus Note") to its direct parent, FinCo. Interest on the Surplus Note is paid quarterly, accruing at a rate of interest corresponding to the FFG Term Loan. The outstanding principal balance on the Surplus Note is payable as follows: (i) 15% of the original principal amount on the one-year anniversary of issuance; (ii) 15% of the original principal balance on the 18-month anniversary of issuance; and (iii) the remaining outstanding principal balance on the second anniversary of issuance. All payments of principal and interest may be made only subject to the prior approval of the Commissioner of the Division of Insurance of the Office of Consumer Affairs and Business Regulation of the Commonwealth of Massachusetts (the "Commissioner").

The Surplus Note is subordinated in right of payment to the prior payment in full of all senior indebtedness, policy claims and prior claims of the Company, as those terms are used in Sections 180A through 180L1/2 of Chapter 175 of the Massachusetts General Laws and any successor provisions.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

20.  NOTES PAYABLE AND ACCRUED INTEREST (CONTINUED)

SURPLUS NOTE - AFFILIATED (CONTINUED)

Under the terms of the Surplus Note, the Company is subject to the affirmative and negative covenants of the FFG term loan ("Term Loan") to the extent they apply to the Company; and specifically the negative covenant that the Company maintain an RBC ratio of not less than 300% at the end of any fiscal quarter.

At December 31, 2014, the principal balance of the Surplus Note was $300 million. At that time, the Company had received approval from the Commissioner to make the first principal payment under the Surplus Note on the first anniversary of issuance.

The Company recognized $10 million and no interest expense on notes payable for the years ended December 31, 2014 and 2013, respectively.

Principal payments due on notes payable are as follows:

(IN MILLIONS)
-----------------------------
2015                             $           300

21.  STATUTORY FINANCIAL INFORMATION

Certain of the Company's regulated insurance subsidiaries are required to file financial statements with U.S. state regulatory authorities prepared on an accounting basis prescribed or permitted by their domiciliary state. Statutory surplus computed under those methodologies differ from shareholders' equity reported in accordance with U.S. GAAP primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred and asset valuation and interest maintenance reserves are required to be held. Life insurance reserves are calculated based upon different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Unaudited statutory capital and surplus was $1,654 million and $724 million for the Company as of December 31, 2014 and 2013, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

22.  EMPLOYEE BENEFIT PLANS

The Company has nonqualified defined benefit pension plans for certain agents. The measurement date for all defined benefit plans is December 31. The Company has nonqualifed supplemental defined pension plans ("SERP") to provide retirement benfits to certain agents. The net periodic benefit costs at December 31, 2014 were $1 million.

Weighted average assumptions used to determine net periodic benefit costs as of December 31, 2014 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS                                       2014
---------------------------------------------------------   ------------------
a.   Weighted-average discount rate                                      4.70%
b.   Expected long-term rate of return on plan assets           Not applicable
c.   Rate of compensation increase                                      10.00%

The Company employs a building block approach in determining the expected long-term rate of return of plan assets. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term market assumptions are determined. The long-term portfolio return is established utilizing a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to check for reasonability and appropriateness.

Additional year-end information for plans with accumulated benefit obligations in excess of plan assets at December 31, 2014 are as follows:

ACCUMULATED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS
(IN MILLIONS)                                                      2014
---------------------------------------------------------   ------------------
Projected benefit obligation                                $               10
Accumulated benefit obligation                              $                9
Fair value of plan assets                                   $               --

Changes in the projected benefit obligation and plan assets at December 31, 2014 are as follows:

CHANGE IN BENEFIT OBLIGATION PENSION BENEFITS
(IN MILLIONS)                                                      2014
---------------------------------------------------------   ------------------
Benefit obligation, at beginning of year                    $               --
   Benefit obligation at date of transfer (5/1/2014)                        10
   Interest cost                                                            --
   Service cost                                                             --
   Liability actuarial loss                                                  1
   Benefits paid                                                            (1)
   Lump sum settlements                                                     --
                                                            ------------------
Benefit obligation, at end of year                          $               10
                                                            ==================

CHANGE IN PLAN ASSETS
(IN MILLIONS)                                                      2014
---------------------------------------------------------   ------------------
Fair value of plan assets, at beginning of year             $               --
   Actual return on plan assets                                             --
   Reporting entity contributions                                            1
   Benefits paid                                                            (1)
   Lump sum settlements                                                     --
                                                            ------------------
Fair value of plan asets, at end of year                    $               --
                                                            ==================

Funded status at December 31, 2014                          $              (10)
                                                            ==================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

22.  EMPLOYEE BENEFIT PLANS (CONTINUED)

The underfunded status amounts shown above have been recognized in the Company's Consolidated Financial Statements and are included in accrued expenses and other liabilities.

(IN MILLIONS)                                                        2014
-------------------------------------------------------------   ---------------
Net asset and benefit obligation losses                         $             1
Amortization or settlement recognition of net gains/(losses)                 --
                                                                ---------------
Net amount recognized                                           $             1
                                                                ===============

Weighted average assumptions used to determine projected benefit obligations as of December 31, 2014 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS                                       2014
---------------------------------------------------------   ------------------
a.   Weighted--average discount rate                                     3.86%
b.   Rate of compensation increase                                      10.00%
c.   Measurement date                                        December 31, 2014

No plan assets are expected to be returned to the Company during the next 12 month period.

The Company does not have any regulatory contribution requirements for 2014.

The following table illustrates the estimated pension benefits that are projected to be paid:

YEARS                                                             AMOUNT
---------------------------------------------------------   ------------------
2015                                                        $               --
2016                                                                        --
2017                                                                        --
2018                                                                        --
Years 2019 - 2023                                           $                3

Effective May 1, 2014 the Company assumed, and received assets for, the sponsorship of a nonqualified defined contribution pension plan covering career distribution system agents for from Athene, the liability for these pension plans was $38 million at December 31, 2014. Expenses of $3 million have been recognized in association with this plan through December 31, 2014.

Effective May 1, 2014, the Company assumed, and received assets for, obligations arising from non-qualified defined contribution plans for agents that are now in payout status. The periodic payments to agents are fixed in amount and the payment terms are either term certain or life contingent. The Company recognized a liability of $24 million at December 31, 2014 for these obligations. Expenses of $5 million have been recognized in association with this plan through December 31, 2014.

23.  SUBSEQUENT EVENTS

The Company evaluated all events and transactions through April 24, 2015, the date the accompanying Consolidated Financial Statements were issued, that would merit recognition or disclosures in the Consolidated Financial Statements and determined there were none, except for the following:

On January 1, 2015, FLIC entered into a reinsurance agreement with CwA Re for certain variable annuity reinsurance contracts issued by FLIC. CwA Re will assume these variable annuities on a coinsurance basis.

On January 23, 2015, the Company entered into a reinsurance agreement with a new counterparty, whereby it assumed approximately $725 million of assets, $700 million of fixed annuity reserves and $25 million ceding commission. The Company will retrocede 80% of the business to CwA Re pending approval from the Massachusetts Department of Insurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

23. SUBSEQUENT EVENTS (CONTINUED)

On January 30, 2015, the Company entered into a reinsurance agreement with an existing counterparty effective April 1, 2015, whereby the Company agreed to assume additional universal life and variable universal life business. On April 1, 2015, the Company received approval from the Massachusetts Department of Insurance to retrocede 100% of this business to CwA Re on a funds withheld basis.

In February 2015, the Revolving Credit Facility, entered into as borrowers by FinCo and certain of it's subsidiaries, including the Company, on December 31, 2013, was terminated and all guarantees were released.

24. REVISIONS TO 2013 AUDITED FINANCIAL STATEMENTS

Due to the timing of the Accordia acquisition in October 2013, purchase accounting reflected in the financial statements as of and for the year ended December 31, 2013 was provisional. The Company finalized amounts for VOBA, DAC and future policy benefits in 2014 as it obtained the information necessary to complete the measurement processes resulting in retrospective adjustments to the provisional amounts recognized at the acquisition date. In addition, the Company determined that there was an error in income recognition and reserve valuation for the year ended December 31, 2013. Such misstatements were not considered by the Company to be material, but were revised in the 2013 financial statements. A summary of significant financial statement line items changed as a result of the measurement period adjustments and mistatement is as follows: changed as a result of the restatement is as follows:

CONSOLIDATED BALANCE SHEET

                                                                                               2013
                                                                  --------------------------------------------------------------
                                                                       AS          MEASUREMENT       IMMATERIAL
                                                                   PREVIOUSLY         PERIOD         REPORTING
                                                                    REPORTED      ADJUSTMENTS(a)     ERRORS(b)      AS REVISED
                                                                  -------------   --------------   -------------   -------------
ASSETS

Mortgage loans (includes mortgage loans carried at fair value
 of $30 in 2013)                                                  $         722   $           --   $          (2)  $         720
                                                                  -------------   --------------   -------------   -------------
     Total investment                                                    14,640               --              --          14,638
                                                                  -------------   --------------   -------------   -------------

Value of business acquired (intangible)                                     425              107               2             534
Deferred policy acquisition costs                                           276                3               1             280
Deferred federal income taxes                                               248               (8)             --             240
                                                                  -------------   --------------   -------------   -------------
     Total assets                                                 $      29,447   $          102   $           1   $      29,550
                                                                  =============   ==============   =============   =============

LIABILITIES

Policy liabilities and accruals:
 Future policy benefits (includes liabilities with a fair value
  of $3,081 in 2013)                                              $      13,704   $           95   $          --   $      13,799
Contractholder deposit funds and other policy liabilities
 (includes liabilities with a fair value of $121 in 2013)                 4,106               (1)             --           4,105
                                                                  -------------   --------------   -------------   -------------
     Total policy liabilities and accruals                               17,974               94              --          18,068
                                                                  -------------   --------------   -------------   -------------
     Total liabilities                                            $      28,394   $           94   $          --   $      28,488
                                                                  -------------   --------------   -------------   -------------

SHAREHOLDERS' EQUITY

Accumulated other comprehensive income                            $         199   $           --               3   $         202
Retained earnings                                                            36                8              (2)             42
                                                                  -------------   --------------   -------------   -------------
     Total shareholders' equity                                           1,053                8               1           1,062
                                                                  -------------   --------------   -------------   -------------
     Total liabilities and shareholders' equity                   $      29,447   $          102   $           1   $      29,550
                                                                  =============   ==============   =============   =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

24. REVISIONS TO 2013 AUDITED FINANCIAL STATEMENTS (CONTINUED)

CONSOLIDATED STATEMENT OF OPERATIONS

                                                                                               2013
                                                                  --------------------------------------------------------------
                                                                       AS          MEASUREMENT       IMMATERIAL
                                                                   PREVIOUSLY         PERIOD         REPORTING
                                                                    REPORTED      ADJUSTMENTS(a)     ERRORS(b)      AS REVISED
                                                                  -------------   --------------   -------------   -------------
REVENUES

Net investment income                                             $         294   $           --   $          (6)  $         288
                                                                  -------------   --------------   -------------   -------------
     TOTAL REVENUES                                                         881               --              (6)            875
                                                                  -------------   --------------   -------------   -------------

BENEFITS, LOSSES AND EXPENSES

Policy benefits, claims, losses and loss adjustment expenses                716              (11)             --             705
Amortization of policy acquisition costs                                     91               (2)             (3)             86
                                                                  -------------   --------------   -------------   -------------
     TOTAL BENEFITS, LOSSES AND EXPENSES                                    836              (13)             (3)            820
                                                                  -------------   --------------   -------------   -------------

INCOME BEFORE FEDERAL INCOME TAXES                                           45               13              (3)             55
                                                                  -------------   --------------   -------------   -------------

FEDERAL INCOME TAX EXPENSE

Deferred income tax expense/(benefit)                                      (257)               5              (1)           (253)
                                                                  -------------   --------------   -------------   -------------

     Total federal income tax expense/(benefit)                              11                5              (1)             15
                                                                  -------------   --------------   -------------   -------------

NET INCOME                                                                   34                8              (2)             40
                                                                  -------------   --------------   -------------   -------------
NET INCOME ATTRIBUTABLE TO THE COMPANY                            $          34   $            8   $          (2)  $          40
                                                                  =============   ==============   =============   =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

24. REVISIONS TO 2013 AUDITED FINANCIAL STATEMENTS (CONTINUED)

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

                                                                                               2013
                                                                  --------------------------------------------------------------
                                                                        AS          MEASUREMENT     IMMATERIAL
                                                                    PREVIOUSLY         PERIOD        REPORTING
                                                                     REPORTED      ADJUSTMENTS(a)    ERRORS(b)       AS REVISED
                                                                  -------------   --------------   -------------   -------------
Net income, including non-controlling interests                   $          34   $            8   $          (2)  $          40

Other comprehensive loss, before tax:
    Net unrealized investment losses:
    Unrealized investment losses for the period on unimpaired
     available-for-sale securities (noncredit portion)                     (104)              --               4            (100)
                                                                  -------------   --------------   -------------   -------------
      Net unrealized investment losses on available-for-sale
       securitines                                                         (224)              --               4            (220)
                                                                  -------------   --------------   -------------   -------------
           Total                                                           (224)              --               4            (220)

    Other comprehensive loss before taxes                                  (182)              --               4            (178)

Less: Income tax benefit related to:
    Net unrealized investment losses                                         78               --              (1)             77
                                                                  -------------   --------------   -------------   -------------
           Total                                                             63               --              (1)             62
                                                                  -------------   --------------   -------------   -------------
Other comprehensive loss, net of taxes                                     (119)              --               3            (116)
                                                                  -------------   --------------   -------------   -------------
Total comprehensive loss                                                    (85)               8               1             (76)
                                                                  -------------   --------------   -------------   -------------
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY              $         (85)  $            8   $           1   $         (76)
                                                                  =============   ==============   =============   =============

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY

                                                                                                2013
                                                                  --------------------------------------------------------------
                                                                        AS          MEASUREMENT     IMMATERIAL
                                                                    PREVIOUSLY        PERIOD         REPORTING
                                                                     REPORTED     ADJUSTMENTS(a)     ERRORS(b)       AS REVISED
                                                                  -------------   --------------   -------------   -------------
Net income                                                        $          34   $            8   $          (2)  $          40
Retained earnings                                                            36                8              (2)             42
Other comprehensive loss                                                   (119)              --               3            (116)
Accumulated other comprehensive income                                      199               --               3             202
                                                                  -------------   --------------   -------------   -------------
TOTAL STOCKHOLDERS' EQUITY                                        $       1,053   $            8   $           1   $       1,062
                                                                  =============   ==============   =============   =============

CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                                2013
                                                                  --------------------------------------------------------------
                                                                        AS          MEASUREMENT     IMMATERIAL
                                                                    PREVIOUSLY        PERIOD         REPORTING
                                                                     REPORTED     ADJUSTMENTS(a)     ERRORS(b)      AS REVISED
                                                                  -------------   --------------   -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income, including non-controlling interests                $          34   $            8   $          (2)  $          40
   Adjustments to reconcile net income to net cash provided
    by operating activities:
     Changes in fair value of trading fixed maturities and
      equity securities                                                      47               --              (2)             45
     Net amortization and depreciation                                       94               (2)             (3)             89
     Deferred federal income tax                                           (299)               5              (1)           (295)
     Change in deferred acquisition costs                                   (26)              --               5             (21)
     Change in policy liabilities and accruals, net                         315              (11)             --             304
     Change in accrued expenses and other liabilities                       312               --               3             315

----------
(a) The measurement period adjustments primarily reflect: (i) model refinements to the fair value liability calculations; (ii) assumption changes that better reflect both policyholder experience and policy performance; (iii) model refinesments to certain universal life products with no lapse guarantees. The measurement period adjustments were made to reflect facts and circumstances existing as of the acquisition date, and did not result from intervening events subsequent to the acquisition date.
(b) The immaterial reporting errors primarily reflect; (i) a calculation difference within the investment accounting system for income recognition on residential backed mortgage securities; (ii) changes in certain assumptions impacting the estimated gross profits for certain life products; and (iii) financial statement line classification for certain commercial mortgage loans.

[PWC LOGO]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and
Life Insurance Company and the Contract Owners of
Separate Account VA-K of
Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying individual statements of assets and liabilities, and the related individual statements of operations and of individual changes in net assets present fairly, in all material respects, the financial position of AllianceBernstein VPS Growth and Income Portfolio Class B, AllianceBernstein VPS Growth Portfolio Class B, AllianceBernstein VPS Large Cap Growth Portfolio Class B, AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B, AllianceBernstein VPS Value Portfolio Class B, Delaware VIP International Value Equity Series Standard Class, Delaware VIP Smid Cap Growth Series Service Class, Deutsche Capital Growth VIP Class A, Deutsche Large Cap Value VIP Class A, Deutsche Small Cap Index VIP Class A, Eaton Vance VT Floating-Rate Income Fund, Fidelity VIP Asset Managersm Portfolio Initial Class, Fidelity VIP Contrafund(R) Portfolio Service Class 2, Fidelity VIP Equity-Income Portfolio Initial Class, Fidelity VIP Growth & Income Portfolio Service Class 2, Fidelity VIP Growth Opportunities Portfolio Service Class 2, Fidelity VIP Growth Portfolio Initial Class, Fidelity VIP High Income Portfolio Initial Class, Fidelity VIP Mid Cap Portfolio Service Class 2, Fidelity VIP Overseas Portfolio Initial Class, Fidelity VIP Value Strategies Portfolio Service Class 2, FT VIP Franklin Growth and Income VIP Fund Class 2, FT VIP Franklin Large Cap Growth VIP Fund Class 2, FT VIP Franklin Mutual Shares VIP Fund Class 2, FT VIP Franklin Small Cap Value VIP Fund Class 2, FT VIP Franklin Small-Mid Cap Growth VIP Fund Class 2, FT VIP Templeton Foreign VIP Fund Class 2, Goldman Sachs VIT Core Fixed Income Fund Service Shares, Goldman Sachs VIT Equity Index Fund Service Shares, Goldman Sachs VIT Global Markets Navigator Fund Service Shares, Goldman Sachs VIT Growth Opportunities Fund Service Shares, Goldman Sachs VIT High Quality Floating Rate Fund Service Shares, Goldman Sachs VIT Mid Cap Value Fund Service Shares, Goldman Sachs VIT Money Market Fund Service Shares, Goldman Sachs VIT Strategic Growth Fund Service Shares, Goldman Sachs VIT Strategic International Equity Fund Service Shares, Goldman Sachs VIT U.S. Equity Insights Fund Service Shares, Invesco V.I. American Franchise Fund Series I Shares, Invesco V.I. Core Equity Fund Series I Shares, Invesco V.I. Global Health Care Fund Series I Shares, Invesco V.I. Mid Cap Growth Fund Series II Shares, Invesco V.I. Value Opportunities Fund Series II Shares, Janus Aspen Forty Portfolio Service Shares, Janus Aspen Janus Portfolio Service Shares, Janus Aspen Overseas Portfolio Service Shares, MFS(R) Mid Cap Growth Series Service Class, MFS(R) New Discovery Series Service Class, MFS(R) Total Return Series Service Class, MFS(R) Utilities Series Service Class, Oppenheimer Capital Appreciation Fund/VA Service Shares, Oppenheimer Capital Income Fund/VA Service Shares, Oppenheimer Global Fund/VA Service Shares, Oppenheimer Global Strategic Income Fund/VA Service Shares, Oppenheimer Main Street Fund(R)/VA Service Shares, Pioneer Emerging Markets VCT Portfolio Class II, Pioneer Real Estate Shares VCT Portfolio Class II and T. Rowe Price International Stock Portfolio constituting Separate Account VA-K of Commonwealth Annuity and Life Insurance Company (the "Separate Account") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
March 31, 2015


PRICEWATERHOUSECOOPERS LLP, 125 HIGH STREET, BOSTON, MA 02110
T: (617) 530 5000, F: (617) 530 5001, WWW.PWC.COM/US

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

                                                                             ALLIANCE-                            ALLIANCE-
                                                                          BERNSTEIN VPS        ALLIANCE-        BERNSTEIN VPS
                                                                           GROWTH AND        BERNSTEIN VPS        LARGE CAP
                                                                         INCOME PORTFOLIO   GROWTH PORTFOLIO   GROWTH PORTFOLIO
                                                                             CLASS B            CLASS B            CLASS B
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $     15,123,880   $         12,680   $     10,582,923
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                 15,123,880             12,680         10,582,923

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $     15,123,880   $         12,680   $     10,582,923
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                        14,899,586             12,680         10,452,607
  Payout reserves                                                                 224,294                 --            130,316
                                                                         ----------------   ----------------   ----------------
                                                                         $     15,123,880   $         12,680   $     10,582,923
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $     11,121,396   $          6,289   $      6,038,363
Underlying Fund shares held                                                       509,050                381            223,363

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2014                                          7,953,638                 --         10,053,906
  Unit fair value, December 31, 2014                                     $       1.855994                 --   $       1.033711

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2014                                            135,680                 --             96,894
  Unit fair value, December 31, 2014                                     $       1.653113                 --   $       1.344935

Directed Advisory Solutions:
  Units outstanding, December 31, 2014                                                 --              9,042                 --
  Unit fair value, December 31, 2014                                                   --   $       1.402460                 --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --   $       1.373395                 --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2014                                             69,993                 --             25,970
  Unit fair value, December 31, 2014                                     $       1.962818                 --   $       1.781642

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2014                                                157                 --              7,839
  Unit fair value, December 31, 2014                                     $       1.897778                 --   $       1.722633

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                             ALLIANCE-                           DELAWARE VIP
                                                                           BERNSTEIN VPS       ALLIANCE-        INTERNATIONAL
                                                                           SMALL/MID CAP     BERNSTEIN VPS       VALUE EQUITY
                                                                         VALUE PORTFOLIO    VALUE PORTFOLIO         SERIES
                                                                             CLASS B            CLASS B         STANDARD CLASS
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      5,086,996   $      1,111,210   $     12,841,450
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                   5,086,996          1,111,210         12,841,450

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $      5,086,996   $      1,111,210   $     12,841,450
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                          5,031,178          1,087,909         12,771,077
 Payout reserves                                                                   55,818             23,301             70,373
                                                                         ----------------   ----------------   ----------------
                                                                         $      5,086,996   $      1,111,210   $     12,841,450
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      3,761,474   $        816,069   $     15,790,327
Underlying Fund shares held                                                       233,456             72,297          1,168,467

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                           1,848,651            634,600          4,193,370
 Unit fair value, December 31, 2014                                      $       2.708633   $       1.681983   $       3.045540

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                              20,609             13,854             41,942
 Unit fair value, December 31, 2014                                      $       2.708469   $       1.681881   $       1.677872

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                               8,866             12,280                 --
 Unit fair value, December 31, 2014                                      $       2.691248   $       1.671210   $       1.947111

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       2.605945   $       1.618267   $       1.882649

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                           DELAWARE VIP
                                                                             SMID CAP       DEUTSCHE CAPITAL    DEUTSCHE LARGE
                                                                           GROWTH SERIES       GROWTH VIP       CAP VALUE VIP
                                                                           SERVICE CLASS       CLASS A (a)       CLASS A (a)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      3,895,795   $      2,998,523   $      1,122,270
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                   3,895,795          2,998,523          1,122,270

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $      3,895,795   $      2,998,523   $      1,122,270
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                          3,849,648          2,956,843          1,099,935
 Payout reserves                                                                   46,147             41,680             22,335
                                                                         ----------------   ----------------   ----------------
                                                                         $      3,895,795   $      2,998,523   $      1,122,270
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      2,925,115   $      2,146,697   $        813,197
Underlying Fund shares held                                                       134,107            100,118             64,573

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                           2,033,298          3,723,757            649,433
 Unit fair value, December 31, 2014                                      $       1.882329   $       0.793468   $       1.691401

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                              18,082             32,320             15,202
 Unit fair value, December 31, 2014                                      $       2.552054   $       1.289598   $       1.469260

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                               6,799              1,021                959
 Unit fair value, December 31, 2014                                      $       3.281885   $       2.117022   $       1.546607

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       3.173310   $       2.046908   $       1.495373

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                                                                 FIDELITY VIP
                                                                          DEUTSCHE SMALL     EATON VANCE VT    ASSET MANAGER(SM)
                                                                          CAP INDEX VIP      FLOATING-RATE        PORTFOLIO
                                                                           CLASS A (a)        INCOME FUND        INITIAL CLASS
                                                                         ----------------   ----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $         17,519   $      4,182,467   $      14,100,354
                                                                         ----------------   ----------------   -----------------
 Total assets                                                                      17,519          4,182,467          14,100,354

LIABILITIES:                                                                           --                 --                  --
                                                                         ----------------   ----------------   -----------------
 Net assets                                                              $         17,519   $      4,182,467   $      14,100,354
                                                                         ================   ================   =================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                             17,519          4,102,831          14,029,259
 Payout reserves                                                                       --             79,636              71,095
                                                                         ----------------   ----------------   -----------------
                                                                         $         17,519   $      4,182,467   $      14,100,354
                                                                         ================   ================   =================

Investments in shares of the Underlying Funds, at cost                   $         11,503   $      4,255,416   $      12,483,540
Underlying Fund shares held                                                         1,012            455,111             822,178

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                                  --          3,165,219           4,878,999
 Unit fair value, December 31, 2014                                                    --   $       1.294162   $        2.875438

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                                  --             61,537              45,116
 Unit fair value, December 31, 2014                                                    --   $       1.294123   $        1.575834

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                               6,742                 --                  --
 Unit fair value, December 31, 2014                                      $       2.598400                 --                  --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                  --
 Unit fair value, December 31, 2014                                      $       2.543936                 --                  --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                                  --              5,098                  --
 Unit fair value, December 31, 2014                                                    --   $       1.279789   $        1.833710

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --                  --
 Unit fair value, December 31, 2014                                                    --   $       1.237385   $        1.772974

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                           FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                                           CONTRAFUND(R)      EQUITY-INCOME    GROWTH & INCOME
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                          SERVICE CLASS 2     INITIAL CLASS    SERVICE CLASS 2
                                                                         ----------------   ----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $     16,732,714   $     71,685,339   $         197,338
                                                                         ----------------   ----------------   -----------------
 Total assets                                                                  16,732,714         71,685,339             197,338

LIABILITIES:                                                                           --                 --                  --
                                                                         ----------------   ----------------   -----------------
 Net assets                                                              $     16,732,714   $     71,685,339   $         197,338
                                                                         ================   ================   =================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                         16,500,482         71,253,215             197,338
 Payout reserves                                                                  232,232            432,124                  --
                                                                         ----------------   ----------------   -----------------
                                                                         $     16,732,714   $     71,685,339   $         197,338
                                                                         ================   ================   =================

Investments in shares of the Underlying Funds, at cost                   $     11,216,822   $     61,184,967   $         124,085
Underlying Fund shares held                                                       455,932          2,953,660               9,659

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                           6,906,486         11,923,305                  --
 Unit fair value, December 31, 2014                                      $       2.385296   $       5.963915                  --

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                              97,359            225,262                  --
 Unit fair value, December 31, 2014                                      $       2.385322   $       1.918322                  --

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --             107,412
 Unit fair value, December 31, 2014                                      $       2.569264                 --   $        1.837208

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                  --
 Unit fair value, December 31, 2014                                      $       2.515656                 --   $        1.798958

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                               9,868             69,674                  --
 Unit fair value, December 31, 2014                                      $       2.682300   $       1.991642                  --

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --              2,528                  --
 Unit fair value, December 31, 2014                                      $       2.593564   $       1.925711                  --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                           FIDELITY VIP
                                                                             GROWTH                              FIDELITY VIP
                                                                          OPPORTUNITIES       FIDELITY VIP           HIGH
                                                                            PORTFOLIO       GROWTH PORTFOLIO   INCOME PORTFOLIO
                                                                         SERVICE CLASS 2     INITIAL CLASS      INITIAL CLASS
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      1,957,355   $     64,164,698   $     17,856,685
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                   1,957,355         64,164,698         17,856,685

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $      1,957,355   $     64,164,698   $     17,856,685
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                          1,955,009         63,612,512         17,698,844
 Payout reserves                                                                    2,346            552,186            157,841
                                                                         ----------------   ----------------   ----------------
                                                                         $      1,957,355   $     64,164,698   $     17,856,685
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      1,112,671   $     35,083,522   $     22,119,303
Underlying Fund shares held                                                        58,956          1,010,786          3,234,907

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                           1,389,612         10,994,707          5,301,527
 Unit fair value, December 31, 2014                                      $       1.406874   $       5.782940   $       3.328920

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                               1,360            458,263            106,230
 Unit fair value, December 31, 2014                                      $       1.724749   $       1.204954   $       1.485849

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                                  --             12,974             11,352
 Unit fair value, December 31, 2014                                      $       2.095953   $       1.940179   $       2.247971

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --              2,990             11,486
 Unit fair value, December 31, 2014                                      $       2.026548   $       1.875958   $       2.173613

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                                              FIDELITY VIP       FIDELITY VIP
                                                                         FIDELITY VIP MID       OVERSEAS       VALUE STRATEGIES
                                                                           CAP PORTFOLIO       PORTFOLIO          PORTFOLIO
                                                                         SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      5,911,399   $     14,212,781   $      1,761,906
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                   5,911,399         14,212,781          1,761,906

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $      5,911,399   $     14,212,781   $      1,761,906
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                          5,796,757         14,078,277          1,761,906
 Payout reserves                                                                  114,642            134,504                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $      5,911,399   $     14,212,781   $      1,761,906
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      4,719,466   $     13,940,379   $      1,127,487
Underlying Fund shares held                                                       160,461            760,042            115,308

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                           1,903,053          5,215,326            791,357
 Unit fair value, December 31, 2014                                      $       3.028584   $       2.698370   $       2.184991

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                              37,856            120,203                 --
 Unit fair value, December 31, 2014                                      $       3.028388   $       1.118975   $       2.184782

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       3.645801                 --                 --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       3.569663                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                              11,033              2,890             15,107
 Unit fair value, December 31, 2014                                      $       3.009142   $       1.867077   $       2.170992

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       2.913820   $       1.805279   $       2.102175

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014


                                                                         FT VIP FRANKLIN    FT VIP FRANKLIN    FT VIP FRANKLIN
                                                                            GROWTH AND         LARGE CAP        MUTUAL SHARES
                                                                         INCOME VIP FUND    GROWTH VIP FUND        VIP FUND
                                                                           CLASS 2 (a)        CLASS 2 (a)        CLASS 2 (a)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      2,827,872   $        582,899   $      3,138,317
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                  2,827,872            582,899          3,138,317

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $      2,827,872   $        582,899   $      3,138,317
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         2,783,801            582,899          3,136,696
  Payout reserves                                                                  44,071                 --              1,621
                                                                         ----------------   ----------------   ----------------
                                                                         $      2,827,872   $        582,899   $      3,138,317
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      2,205,016   $        379,785   $      2,282,847
Underlying Fund shares held                                                       168,727             25,410            138,864

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2014                                          1,519,568            342,549          1,558,002
  Unit fair value, December 31, 2014                                     $       1.831969   $       1.701653   $       1.852225

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2014                                             29,131                 --                876
  Unit fair value, December 31, 2014                                     $       1.512859   $       1.701654   $       1.851616

Directed Advisory Solutions:
  Units outstanding, December 31, 2014                                                 --                 --             99,027
  Unit fair value, December 31, 2014                                                   --                 --   $       2.206061

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --                 --                 --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2014                                                 --                 --             17,641
  Unit fair value, December 31, 2014                                     $       2.207015   $       1.690835   $       1.840344

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       2.133945   $       1.637205   $       1.782035

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014


                                                                         FT VIP FRANKLIN    FT VIP FRANKLIN         FT VIP
                                                                         SMALL CAP VALUE     SMALL-MID CAP        TEMPLETON
                                                                             VIP FUND       GROWTH VIP FUND    FOREIGN VIP FUND
                                                                           CLASS 2 (a)        CLASS 2 (a)        CLASS 2 (a)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $         25,055   $      9,444,107   $      4,309,517
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                     25,055          9,444,107          4,309,517

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $         25,055   $      9,444,107   $      4,309,517
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                             9,801          9,331,124          4,242,604
  Payout reserves                                                                  15,254            112,983             66,913
                                                                         ----------------   ----------------   ----------------
                                                                         $         25,055   $      9,444,107   $      4,309,517
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $         17,579   $      8,299,357   $      3,651,556
Underlying Fund shares held                                                         1,123            400,853            286,347

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2014                                                 --          6,906,627          2,585,293
  Unit fair value, December 31, 2014                                                   --   $       1.345635   $       1.629830

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2014                                              6,513             64,524             41,057
  Unit fair value, December 31, 2014                                     $       2.342119   $       1.751007   $       1.629747

Directed Advisory Solutions:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --                 --                 --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --                 --                 --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2014                                                 --             15,743             14,653
  Unit fair value, December 31, 2014                                     $       2.327058   $       2.370951   $       1.619380

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2014                                              4,350                 --              3,372
  Unit fair value, December 31, 2014                                     $       2.253298   $       2.292486   $       1.568080

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014


                                                                                                                GOLDMAN SACHS
                                                                          GOLDMAN SACHS      GOLDMAN SACHS        VIT GLOBAL
                                                                          VIT CORE FIXED    VIT EQUITY INDEX       MARKETS
                                                                           INCOME FUND            FUND          NAVIGATOR FUND
                                                                          SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $     28,829,741   $     75,775,769   $         74,007
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                 28,829,741         75,775,769             74,007

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $     28,829,741   $     75,775,769   $         74,007
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                        28,425,241         71,497,963             74,007
  Payout reserves                                                                 404,500          4,277,806                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $     28,829,741   $     75,775,769   $         74,007
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $     27,511,498   $     46,921,518   $         74,539
Underlying Fund shares held                                                     2,679,344          5,082,211              6,261

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2014                                         10,602,988         13,566,816             61,643
  Unit fair value, December 31, 2014                                     $       2.675252   $       5.542155   $       1.200575

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2014                                            239,803            312,884                 --
  Unit fair value, December 31, 2014                                     $       1.686801   $       1.492595                 --

Directed Advisory Solutions:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --                 --                 --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --                 --                 --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2014                                             41,446             59,123                 --
  Unit fair value, December 31, 2014                                     $       1.437412   $       2.018877                 --

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.389817   $       1.952067                 --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014


                                                                          GOLDMAN SACHS      GOLDMAN SACHS
                                                                            VIT GROWTH      VIT HIGH QUALITY    GOLDMAN SACHS
                                                                          OPPORTUNITIES      FLOATING RATE       VIT MID CAP
                                                                               FUND               FUND            VALUE FUND
                                                                          SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $     34,552,611   $     13,195,978   $     41,494,530
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                 34,552,611         13,195,978         41,494,530

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $     34,552,611   $     13,195,978   $     41,494,530
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                        34,386,909         13,007,625         41,126,165
  Payout reserves                                                                 165,702            188,353            368,365
                                                                         ----------------   ----------------   ----------------
                                                                         $     34,552,611   $     13,195,978   $     41,494,530
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $     32,776,889   $     13,016,996   $     37,884,261
Underlying Fund shares held                                                     4,493,187          1,260,361          2,377,910

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2014                                          4,926,072          5,758,545          6,062,596
  Unit fair value, December 31, 2014                                     $       6.973924   $       2.248489   $       6.776537

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2014                                             53,274            121,012             95,719
  Unit fair value, December 31, 2014                                     $       3.110387   $       1.556486   $       3.848416

Directed Advisory Solutions:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --                 --                 --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --                 --                 --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2014                                              9,145             18,605              9,086
  Unit fair value, December 31, 2014                                     $       3.592697   $       1.330425   $       3.030149

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2014                                                 --             27,090              5,196
  Unit fair value, December 31, 2014                                     $       3.473769   $       1.286356   $       2.929834

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014


                                                                                                                GOLDMAN SACHS
                                                                          GOLDMAN SACHS      GOLDMAN SACHS      VIT STRATEGIC
                                                                            VIT MONEY        VIT STRATEGIC      INTERNATIONAL
                                                                           MARKET FUND        GROWTH FUND        EQUITY FUND
                                                                          SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $     19,102,719   $     56,651,971   $     21,887,557
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                 19,102,719         56,651,971         21,887,557

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $     19,102,719   $     56,651,971   $     21,887,557
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                        16,397,049         56,218,839         21,731,607
  Payout reserves                                                               2,705,670            433,132            155,950
                                                                         ----------------   ----------------   ----------------
                                                                         $     19,102,719   $     56,651,971   $     21,887,557
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $     19,102,719   $     39,943,397   $     24,563,059
Underlying Fund shares held                                                    19,102,719          3,512,211          2,358,573

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2014                                         13,393,847         15,855,744         11,655,097
  Unit fair value, December 31, 2014                                     $       1.394530   $       3.539846   $       1.852877

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2014                                            283,960            398,891            165,480
  Unit fair value, December 31, 2014                                     $       1.061629   $       1.085842   $       0.942409

Directed Advisory Solutions:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.136229                 --                 --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                     $       1.112517                 --                 --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2014                                             78,952             45,856             83,856
  Unit fair value, December 31, 2014                                     $       0.986181   $       1.879787   $       1.378935

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2014                                             47,491              3,162             15,387
  Unit fair value, December 31, 2014                                     $       0.953377   $       1.817598   $       1.333247

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014


                                                                          GOLDMAN SACHS
                                                                         VIT U.S. EQUITY      INVESCO V.I.
                                                                          INSIGHTS FUND         AMERICAN      INVESCO V.I. CORE
                                                                             SERVICE         FRANCHISE FUND      EQUITY FUND
                                                                            SHARES (a)      SERIES I SHARES    SERIES I SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $     49,159,705   $      5,207,204   $      4,332,538
                                                                         ----------------   ----------------   ----------------
  Total assets                                                                 49,159,705          5,207,204          4,332,538

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
  Net assets                                                             $     49,159,705   $      5,207,204   $      4,332,538
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                        44,024,037          5,130,219          4,195,813
  Payout reserves                                                               5,135,668             76,985            136,725
                                                                         ----------------   ----------------   ----------------
                                                                         $     49,159,705   $      5,207,204   $      4,332,538
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $     41,070,320   $      3,636,758   $      2,946,864
Underlying Fund shares held                                                     2,705,542             94,883            105,646

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2014                                         11,198,131          3,846,405          3,500,513
  Unit fair value, December 31, 2014                                     $       4.337442   $       1.314829   $       1.194521

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2014                                            451,572             58,563             98,498
  Unit fair value, December 31, 2014                                     $       1.281721   $       1.314566   $       1.388101

Directed Advisory Solutions:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --                 --   $       1.753000

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2014                                                 --                 --                 --
  Unit fair value, December 31, 2014                                                   --                 --   $       1.716271

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2014                                              2,530             42,671              8,185
  Unit fair value, December 31, 2014                                     $       1.824779   $       1.705033   $       1.724050

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2014                                              2,866                 60                159
  Unit fair value, December 31, 2014                                     $       1.764344   $       1.648549   $       1.666936

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                                                                 INVESCO V.I.
                                                                           INVESCO V.I.     INVESCO V.I. MID        VALUE
                                                                          GLOBAL HEALTH        CAP GROWTH       OPPORTUNITIES
                                                                            CARE FUND             FUND               FUND
                                                                         SERIES I SHARES    SERIES II SHARES   SERIES II SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      6,894,889   $        342,909   $      3,700,908
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                   6,894,889            342,909          3,700,908

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $      6,894,889   $        342,909   $      3,700,908
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                          6,820,311            342,909          3,607,384
 Payout reserves                                                                   74,578                 --             93,524
                                                                         ----------------   ----------------   ----------------
                                                                         $      6,894,889   $        342,909   $      3,700,908
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      4,524,635   $        251,346   $      3,042,078
Underlying Fund shares held                                                       204,112             59,740            378,029

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                           3,199,275            186,067          2,587,832
 Unit fair value, December 31, 2014                                      $       2.126805   $       1.842937   $       1.388961

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                              33,065                 --             67,337
 Unit fair value, December 31, 2014                                      $       2.255490   $       1.842930   $       1.388895

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                               6,968                 --              1,297
 Unit fair value, December 31, 2014                                      $       2.307164   $       1.831155   $       1.380073

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --              8,378
 Unit fair value, December 31, 2014                                      $       2.230810   $       1.773134   $       1.336340

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                                                                  JANUS ASPEN
                                                                                                                   OVERSEAS
                                                                           JANUS ASPEN         JANUS ASPEN         PORTFOLIO
                                                                         FORTY PORTFOLIO     JANUS PORTFOLIO       SERVICE
                                                                          SERVICE SHARES     SERVICE SHARES         SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $          4,009   $      5,353,129   $         17,824
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                       4,009          5,353,129             17,824

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $          4,009   $      5,353,129   $         17,824
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                              4,009          5,325,417             17,824
 Payout reserves                                                                       --             27,712                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $          4,009   $      5,353,129   $         17,824
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $          2,488   $      3,811,225   $         16,455
Underlying Fund shares held                                                           102            152,034                565

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                                  --          4,927,866                 --
 Unit fair value, December 31, 2014                                                    --   $       1.067086                 --

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                                  --             20,921                 --
 Unit fair value, December 31, 2014                                                    --   $       1.324623                 --

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                               1,983                 --             10,629
 Unit fair value, December 31, 2014                                      $       2.021866                 --   $       1.676933

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       1.979739                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                                  --             34,867                 --
 Unit fair value, December 31, 2014                                                    --   $       1.920423                 --

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --   $       1.856842                 --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                          MFS(R) MID CAP       MFS(R) NEW        MFS(R) TOTAL
                                                                          GROWTH SERIES     DISCOVERY SERIES    RETURN SERIES
                                                                          SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $        610,526   $      2,627,464   $      5,087,187
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                     610,526          2,627,464          5,087,187

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $        610,526   $      2,627,464   $      5,087,187
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                            610,526          2,623,573          4,905,218
 Payout reserves                                                                       --              3,891            181,969
                                                                         ----------------   ----------------   ----------------
                                                                         $        610,526   $      2,627,464   $      5,087,187
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $        504,616   $      2,476,370   $      4,106,910
Underlying Fund shares held                                                        72,423            171,730            212,409

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                             394,049          1,285,868          2,861,479
 Unit fair value, December 31, 2014                                      $       1.541838   $       2.040314   $       1.714225

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                                  --              1,907            106,155
 Unit fair value, December 31, 2014                                                    --   $       2.039869   $       1.714172

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                               1,936                 --                 --
 Unit fair value, December 31, 2014                                      $       1.531890   $       2.027213   $       1.703238

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       1.483364   $       1.963006   $       1.649284

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                                               OPPENHEIMER
                                                                                                 CAPITAL          OPPENHEIMER
                                                                         MFS(R) UTILITIES     APPRECIATION      CAPITAL INCOME
                                                                              SERIES            FUND/VA            FUND/VA
                                                                          SERVICE CLASS      SERVICE SHARES     SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      5,289,459   $      1,684,042   $        736,240
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                   5,289,459          1,684,042            736,240

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $      5,289,459   $      1,684,042   $        736,240
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                          5,283,809          1,666,139            733,254
 Payout reserves                                                                    5,650             17,903              2,986
                                                                         ----------------   ----------------   ----------------
                                                                         $      5,289,459   $      1,684,042   $        736,240
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      4,502,414   $        909,897   $        620,031
Underlying Fund shares held                                                       157,989             26,190             50,810

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                           1,435,699            975,129            564,751
 Unit fair value, December 31, 2014                                      $       3.680304   $       1.687304   $       1.298368

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                               1,535             10,612              2,299
 Unit fair value, December 31, 2014                                      $       3.679765   $       1.687174   $       1.298545

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                                  --             12,406                 --
 Unit fair value, December 31, 2014                                      $       3.656748   $       1.676464   $       1.290099

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       3.540902   $       1.623391   $       1.249186

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                                               OPPENHEIMER       OPPENHEIMER
                                                                           OPPENHEIMER      GLOBAL STRATEGIC     MAIN STREET
                                                                          GLOBAL FUND/VA     INCOME FUND/VA       FUND(R)/VA
                                                                          SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      4,155,507   $      1,069,589   $        800,585
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                   4,155,507          1,069,589            800,585

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $      4,155,507   $      1,069,589   $        800,585
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                          3,994,066          1,066,480            800,585
 Payout reserves                                                                  161,441              3,109                 --
                                                                         ----------------   ----------------   ----------------
                                                                         $      4,155,507   $      1,069,589   $        800,585
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      3,026,315   $      1,116,195   $        502,212
Underlying Fund shares held                                                       106,252            197,341             24,020

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                           1,849,284          2,551,411            431,583
 Unit fair value, December 31, 2014                                      $       2.148812   $       0.417252   $       1.807637

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                              75,139              7,452                 --
 Unit fair value, December 31, 2014                                      $       2.148555   $       0.417252                 --

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                               9,510              4,578             11,380
 Unit fair value, December 31, 2014                                      $       2.135013   $       0.414617   $       1.796085

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       2.067393   $       0.401479   $       1.739155

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2014

                                                                             PIONEER
                                                                             EMERGING         PIONEER REAL
                                                                           MARKETS VCT       ESTATE SHARES      T. ROWE PRICE
                                                                            PORTFOLIO        VCT PORTFOLIO      INTERNATIONAL
                                                                             CLASS II           CLASS II       STOCK PORTFOLIO
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value             $      5,152,660   $      7,017,069   $     13,416,611
                                                                         ----------------   ----------------   ----------------
 Total assets                                                                   5,152,660          7,017,069         13,416,611

LIABILITIES:                                                                           --                 --                 --
                                                                         ----------------   ----------------   ----------------
 Net assets                                                              $      5,152,660   $      7,017,069   $     13,416,611
                                                                         ================   ================   ================

NET ASSETS BY CATEGORY:
 Accumulation reserves                                                          5,098,863          6,789,912         13,344,954
 Payout reserves                                                                   53,797            227,157             71,657
                                                                         ----------------   ----------------   ----------------
                                                                         $      5,152,660   $      7,017,069   $     13,416,611
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost                   $      5,481,128   $      5,669,703   $     12,004,539
Underlying Fund shares held                                                       240,666            324,864            879,201

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
 Units outstanding, December 31, 2014                                           2,961,518          1,850,230          7,116,483
 Unit fair value, December 31, 2014                                      $       1.714071   $       3.669767   $       1.856599

Commonwealth Annuity Immediate Advantage:
 Units outstanding, December 31, 2014                                              22,476             61,452             66,763
 Unit fair value, December 31, 2014                                      $       2.393523   $       3.696493   $       1.073313

Directed Advisory Solutions:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Value Generation:
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                                    --                 --                 --

Commonwealth Annuity Premier Choice:
 Units outstanding, December 31, 2014                                               8,016                 --             74,512
 Unit fair value, December 31, 2014                                      $       2.820681   $       3.514985   $       1.778195

Commonwealth Annuity Premier Choice (with Optional Rider):
 Units outstanding, December 31, 2014                                                  --                 --                 --
 Unit fair value, December 31, 2014                                      $       2.727241   $       3.398589   $       1.719394

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

                                          ALLIANCE-                              ALLIANCE-         ALLIANCE-
                                        BERNSTEIN VPS        ALLIANCE-        BERNSTEIN VPS      BERNSTEIN VPS        ALLIANCE-
                                         GROWTH AND        BERNSTEIN VPS        LARGE CAP        SMALL/MID CAP      BERNSTEIN VPS
                                      INCOME PORTFOLIO   GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE PORTFOLIO    VALUE PORTFOLIO
                                           CLASS B            CLASS B            CLASS B            CLASS B            CLASS B
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $         176,986  $              --  $              --  $          25,210  $          18,673

EXPENSES:
  Mortality and expense risk fees               202,304                 58            137,881             67,508             14,298
  Administrative expense fees                    32,357                 18             22,052             10,799              2,287
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             234,661                 76            159,933             78,307             16,585
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)               (57,675)               (76)          (159,933)           (53,097)             2,088
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --                234                 --            621,880                 --
  Net realized gain (loss)
    from sales of investments                   915,460                 39            906,248            348,124             54,600
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                   915,460                273            906,248            970,004             54,600
  Change in unrealized gain (loss)              312,045              1,184            513,407           (551,699)            43,578
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                            1,227,505              1,457          1,419,655            418,305             98,178
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $       1,169,830  $           1,381  $       1,259,722  $         365,208  $         100,266
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                        DELAWARE VIP
                                        INTERNATIONAL      DELAWARE VIP
                                        VALUE EQUITY         SMID CAP       DEUTSCHE CAPITAL    DEUTSCHE LARGE     DEUTSCHE SMALL
                                           SERIES          GROWTH SERIES       GROWTH VIP        CAP VALUE VIP      CAP INDEX VIP
                                       STANDARD CLASS      SERVICE CLASS       CLASS A (a)        CLASS A (a)        CLASS A (a)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $         196,718  $              --  $          18,974  $          19,301  $             159

EXPENSES:
  Mortality and expense risk fees               185,416             48,618             37,512             14,384                 84
  Administrative expense fees                    29,666              7,776              6,002              2,301                 25
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             215,082             56,394             43,514             16,685                109
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)               (18,364)           (56,394)           (24,540)             2,616                 50
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --            381,562            173,458                 --                903
  Net realized gain (loss) from
    sales of investments                       (264,743)           186,762            125,901             50,254                 40
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                  (264,743)           568,324            299,359             50,254                943
  Change in unrealized gain (loss)           (1,156,741)          (483,395)            46,184             47,246               (308)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                           (1,421,484)            84,929            345,543             97,500                635
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $      (1,439,848) $          28,535  $         321,003  $         100,116  $             685
                                      =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                            FIDELITY VIP       FIDELITY VIP      FIDELITY VIP       FIDELITY VIP
                                       EATON VANCE VT    ASSET MANAGER(SM)     CONTRAFUND(R)     EQUITY-INCOME     GROWTH & INCOME
                                        FLOATING-RATE        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                         INCOME FUND       INITIAL CLASS     SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $         137,425  $         214,027  $         119,517  $       2,017,372  $           2,979

EXPENSES:
  Mortality and expense risk fees                54,992            180,106            210,948            933,520                939
  Administrative expense fees                     8,798             28,817             33,749            149,351                282
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                              63,790            208,923            244,697          1,082,871              1,221
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                73,635              5,104           (125,180)           934,501              1,758
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --            649,023            332,783          1,005,338                 48
  Net realized gain (loss) from
    sales of investments                           (772)           350,355            925,330          1,726,940                434
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                      (772)           999,378          1,258,113          2,732,278                482
  Change in unrealized gain (loss)             (111,659)          (413,217)           460,250          1,444,468             14,899
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                             (112,431)           586,161          1,718,363          4,176,746             15,381
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $         (38,796) $         591,265  $       1,593,183  $       5,111,247  $          17,139
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                        FIDELITY VIP
                                           GROWTH                                                                   FIDELITY VIP
                                        OPPORTUNITIES      FIDELITY VIP     FIDELITY VIP HIGH  FIDELITY VIP MID       OVERSEAS
                                          PORTFOLIO      GROWTH PORTFOLIO   INCOME PORTFOLIO     CAP PORTFOLIO        PORTFOLIO
                                       SERVICE CLASS 2     INITIAL CLASS      INITIAL CLASS     SERVICE CLASS 2     INITIAL CLASS
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $             222  $         117,814  $       1,055,493  $           1,114  $         203,773

EXPENSES:
  Mortality and expense risk fees                34,332            828,364            244,938             77,002            206,019
  Administrative expense fees                     5,493            132,534             39,175             12,318             32,962
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                              39,825            960,898            284,113             89,320            238,981
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)               (39,603)          (843,084)           771,380            (88,206)           (35,208)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      1,452                 --                 --            146,730              4,152
  Net realized gain (loss) from
    sales of investments                        745,790          4,351,903           (438,972)           185,716            212,536
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                   747,242          4,351,903           (438,972)           332,446            216,688
  Change in unrealized gain (loss)             (412,899)         2,633,233           (353,164)            17,540         (1,782,539)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                              334,343          6,985,136           (792,136)           349,986         (1,565,851)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $         294,740  $       6,142,052  $         (20,756) $         261,780  $      (1,601,059)
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                        FIDELITY VIP      FT VIP FRANKLIN    FT VIP FRANKLIN    FT VIP FRANKLIN    FT VIP FRANKLIN
                                      VALUE STRATEGIES      GROWTH AND          LARGE CAP        MUTUAL SHARES     SMALL CAP VALUE
                                          PORTFOLIO       INCOME VIP FUND    GROWTH VIP FUND       VIP FUND           VIP FUND
                                       SERVICE CLASS 2      CLASS 2 (a)        CLASS 2 (a)        CLASS 2 (a)        CLASS 2 (a)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $          14,077  $          64,329  $           6,026  $          64,429  $             158

EXPENSES:
  Mortality and expense risk fees                23,144             34,140              6,977             39,711                354
  Administrative expense fees                     3,701              5,463              1,116              6,500                 52
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                              26,845             39,603              8,093             46,211                406
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)               (12,768)            24,726             (2,067)            18,218               (248)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --                 --                 --             16,752              1,907
  Net realized gain (loss) from
    sales of investments                        135,771            123,482             33,137            134,736                739
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                   135,771            123,482             33,137            151,488              2,646
  Change in unrealized
    gain (loss)                                 (32,755)            47,144             25,207             14,222             (2,659)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                              103,016            170,626             58,344            165,710                (13)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          90,248  $         195,352  $          56,277  $         183,928  $            (261)
                                      =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                                    GOLDMAN SACHS
                                       FT VIP FRANKLIN        FT VIP          GOLDMAN SACHS      GOLDMAN SACHS       VIT GLOBAL
                                        SMALL-MID CAP        TEMPLETON       VIT CORE FIXED    VIT EQUITY INDEX        MARKETS
                                       GROWTH VIP FUND   FOREIGN VIP FUND      INCOME FUND           FUND          NAVIGATOR FUND
                                         CLASS 2 (a)        CLASS 2 (a)      SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $              --  $          92,977  $         807,812  $       1,206,742  $              27

EXPENSES:
  Mortality and expense risk fees               125,424             63,085            378,913            956,456                151
  Administrative expense fees                    20,065             10,089             60,621            153,024                 24
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             145,489             73,174            439,534          1,109,480                175
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)              (145,489)            19,803            368,278             97,262               (148)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                  1,938,895                 --                 --          1,568,864                596
  Net realized gain (loss) from
    sales of investments                        350,475            193,070            239,845          4,146,146                712
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                 2,289,370            193,070            239,845          5,715,010              1,308
  Change in unrealized gain (loss)           (1,578,862)          (824,366)           614,323          2,485,995             (1,766)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                              710,508           (631,296)           854,168          8,201,005               (458)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $         565,019  $        (611,493) $       1,222,446  $       8,298,267  $            (606)
                                      =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                        GOLDMAN SACHS      GOLDMAN SACHS
                                         VIT GROWTH      VIT HIGH QUALITY     GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS
                                        OPPORTUNITIES      FLOATING RATE       VIT MID CAP         VIT MONEY        VIT STRATEGIC
                                            FUND               FUND            VALUE FUND         MARKET FUND        GROWTH FUND
                                       SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $              --  $          43,837  $         310,932  $           1,271  $          65,473

EXPENSES:
  Mortality and expense risk fees               439,631            185,863            525,542            262,966            707,675
  Administrative expense fees                    70,339             29,712             84,078             42,045            113,218
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             509,970            215,575            609,620            305,011            820,893
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)              (509,970)          (171,738)          (298,688)          (303,740)          (755,420)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                  6,535,860                 --          6,781,009                 --         10,590,930
  Net realized gain (loss) from
    sales of investments                      1,044,162             43,243          1,255,295                 --          3,517,062
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                 7,580,022             43,243          8,036,304                 --         14,107,992
  Change in unrealized gain (loss)           (3,930,460)          (101,021)        (3,148,273)                --         (7,120,348)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                            3,649,562            (57,778)         4,888,031                 --          6,987,644
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $       3,139,592  $        (229,516) $       4,589,343  $        (303,740) $       6,232,224
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                        GOLDMAN SACHS      GOLDMAN SACHS
                                        VIT STRATEGIC     VIT U.S. EQUITY     INVESCO V.I.                           INVESCO V.I.
                                        INTERNATIONAL      INSIGHTS FUND        AMERICAN       INVESCO V.I. CORE    GLOBAL HEALTH
                                         EQUITY FUND          SERVICE        FRANCHISE FUND       EQUITY FUND         CARE FUND
                                       SERVICE SHARES       SHARES (a)       SERIES I SHARES    SERIES I SHARES    SERIES I SHARES
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $         806,108  $         547,118  $           2,350  $          37,451  $              --

EXPENSES:
  Mortality and expense risk fees               308,202            617,293             69,527             58,701             72,400
  Administrative expense fees                    49,292             98,764             11,119              9,390             11,583
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                             357,494            716,057             80,646             68,091             83,983
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)               448,614           (168,939)           (78,296)           (30,640)           (83,983)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --          2,111,047                 --             20,910            222,983
  Net realized gain (loss) from
    sales of investments                        (40,766)         1,235,824            320,745            362,417            326,962
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                   (40,766)         3,346,871            320,745            383,327            549,945
  Change in unrealized gain (loss)           (2,615,702)         3,429,191            128,482            (40,658)           437,236
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                           (2,656,468)         6,776,062            449,227            342,669            987,181
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $      (2,207,854) $       6,607,123  $         370,931  $         312,029  $         903,198
                                      =================  =================  =================  =================  =================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                           INVESCO V.I.
                                      INVESCO V.I. MID         VALUE                                                 JANUS ASPEN
                                         CAP GROWTH        OPPORTUNITIES       JANUS ASPEN        JANUS ASPEN         OVERSEAS
                                            FUND               FUND          FORTY PORTFOLIO    JANUS PORTFOLIO   PORTFOLIO SERVICE
                                      SERIES II SHARES   SERIES II SHARES    SERVICE SHARES     SERVICE SHARES         SHARES
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $              --  $          43,555  $               1  $          11,737  $             597

EXPENSES:
  Mortality and expense risk fees                 4,441             48,373                 18             66,353                101
  Administrative expense fees                       710              7,734                  6             10,611                 30
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                               5,151             56,107                 24             76,964                131
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                (5,151)           (12,552)               (23)           (65,227)               466
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --                 --              1,139            384,227              2,016
  Net realized gain (loss) from
    sales of investments                         27,463             98,164                 13            197,473                 34
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    27,463             98,164              1,152            581,700              2,050
  Change in unrealized gain (loss)               (4,769)            93,539               (839)            36,574             (5,104)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               22,694            191,703                313            618,274             (3,054)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          17,543  $         179,151  $             290  $         553,047  $          (2,588)
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                                     OPPENHEIMER
                                                                                                                       CAPITAL
                                       MFS(R) MID CAP       MFS(R) NEW        MFS(R) TOTAL     MFS(R) UTILITIES     APPRECIATION
                                        GROWTH SERIES    DISCOVERY SERIES     RETURN SERIES         SERIES             FUND/VA
                                        SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE SHARES
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $              --  $              --  $          74,346  $          77,039  $           2,929

EXPENSES:
  Mortality and expense risk fees                10,121             36,530             55,563             51,791             20,557
  Administrative expense fees                     1,619              5,844              8,891              8,287              3,288
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                              11,740             42,374             64,454             60,078             23,845
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)               (11,740)           (42,374)             9,892             16,961            (20,916)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     94,061            601,688            114,947            148,493             39,219
  Net realized gain (loss) from
    sales of investments                         71,075            177,071            121,047            179,741            139,032
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                   165,136            778,759            235,994            328,234            178,251
  Change in unrealized gain (loss)             (103,857)        (1,028,516)            31,122             39,583             47,952
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               61,279           (249,757)           267,116            367,817            226,203
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          49,539  $        (292,131) $         277,008  $         384,778  $         205,287
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                                       PIONEER
                                         OPPENHEIMER                           OPPENHEIMER        OPPENHEIMER         EMERGING
                                       CAPITAL INCOME       OPPENHEIMER     GLOBAL STRATEGIC      MAIN STREET        MARKETS VCT
                                           FUND/VA        GLOBAL FUND/VA     INCOME FUND/VA       FUND(R)/VA          PORTFOLIO
                                       SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES        CLASS II
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $          14,717  $          36,699  $          46,891  $           4,648  $          13,066

EXPENSES:
  Mortality and expense risk fees                10,467             52,558             14,926              9,926             81,349
  Administrative expense fees                     1,675              8,408              2,389              1,586             13,015
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Total expenses                              12,142             60,966             17,315             11,512             94,364
                                      -----------------  -----------------  -----------------  -----------------  -----------------

     Net investment income (loss)                 2,575            (24,267)            29,576             (6,864)           (81,298)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                         --            193,091                 --             16,341             37,149
  Net realized gain (loss) from
    sales of investments                         32,713            281,438             (9,040)            87,254             77,876
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gain (loss)                    32,713            474,529             (9,040)           103,595            115,025
  Change in unrealized gain (loss)               16,918           (430,811)            (5,750)           (30,787)          (907,332)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized and unrealized
       gain (loss)                               49,631             43,718            (14,790)            72,808           (792,307)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $          52,206  $          19,451  $          14,786  $          65,944  $        (873,605)
                                      =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2014

                                         PIONEER REAL
                                        ESTATE SHARES      T. ROWE PRICE
                                        VCT PORTFOLIO      INTERNATIONAL
                                           CLASS II       STOCK PORTFOLIO
                                      -----------------  -----------------
INVESTMENT INCOME:
  Dividends                           $         153,622  $         147,612

EXPENSES:
  Mortality and expense risk fees                84,289            184,745
  Administrative expense fees                    13,486             29,548
                                      -----------------  -----------------
     Total expenses                              97,775            214,293
                                      -----------------  -----------------

     Net investment income (loss)                55,847            (66,681)
                                      -----------------  -----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                    662,090             78,147
  Net realized gain (loss) from
    sales of investments                        267,063            293,738
                                      -----------------  -----------------
     Net realized gain (loss)                   929,153            371,885
  Change in unrealized gain (loss)              706,459           (666,659)
                                      -----------------  -----------------
     Net realized and unrealized
       gain (loss)                            1,635,612           (294,774)
                                      -----------------  -----------------
     Net increase (decrease) in
       net assets from operations     $       1,691,459  $        (361,455)
                                      =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                     ALLIANCEBERNSTEIN VPS GROWTH    ALLIANCEBERNSTEIN VPS GROWTH     ALLIANCEBERNSTEIN VPS LARGE
                                         AND INCOME PORTFOLIO                  PORTFOLIO                 CAP GROWTH PORTFOLIO
                                                CLASS B                         CLASS B                         CLASS B
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (57,675) $      (52,441) $          (76) $          (60) $     (159,933) $     (148,935)
   Net realized gain (loss)                 915,460         315,906             273              26         906,248         500,677
   Change in unrealized gain (loss)         312,045       4,428,688           1,184           2,831         513,407       2,720,945
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations               1,169,830       4,692,153           1,381           2,797       1,259,722       3,072,687
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     18,237          19,010              --              --           7,317           9,354
   Withdrawals                           (1,536,067)     (1,590,245)             --              --        (978,944)       (973,226)
   Contract benefits                       (122,630)       (219,715)             --              --         (99,243)       (104,944)
   Contract charges                          (7,864)         (8,661)             (7)             (6)         (5,696)         (6,036)
   Transfers                             (1,860,167)       (847,354)             --              --        (493,636)       (581,097)
   Other transfers from (to) the
     General Account                          2,530          23,959              --              --             416           6,069
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                        (3,505,961)     (2,623,006)             (7)             (6)     (1,569,786)     (1,649,880)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          (2,336,131)      2,069,147           1,374           2,791        (310,064)      1,422,807

NET ASSETS:
   Beginning of year                     17,460,011      15,390,864          11,306           8,515      10,892,987       9,470,180
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $   15,123,880  $   17,460,011  $       12,680  $       11,306  $   10,582,923  $   10,892,987
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                         ALLIANCEBERNSTEIN VPS        ALLIANCEBERNSTEIN VPS VALUE     DELAWARE VIP INTERNATIONAL
                                     SMALL/MID CAP VALUE PORTFOLIO             PORTFOLIO                  VALUE EQUITY SERIES
                                                CLASS B                         CLASS B                     STANDARD CLASS
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (53,097) $      (56,893) $        2,088  $        5,892  $      (18,364) $       14,851
   Net realized gain (loss)                 970,004         601,601          54,600          29,672        (264,743)       (451,480)
   Change in unrealized gain (loss)        (551,699)      1,090,271          43,578         279,944      (1,156,741)      3,324,079
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 365,208       1,634,979         100,266         315,508      (1,439,848)      2,887,450
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      2,235             135             348             409          26,286          39,993
   Withdrawals                             (589,560)       (388,070)       (102,336)       (142,094)     (1,611,670)     (1,511,209)
   Contract benefits                        (39,132)       (114,489)         (1,258)         (6,627)       (133,030)        (94,359)
   Contract charges                          (2,981)         (3,073)           (409)           (382)         (7,546)         (8,784)
   Transfers                               (385,502)       (263,338)        (36,860)         (8,863)        184,260          (5,086)
   Other transfers from (to) the
     General Account                            246          10,007             278           6,244           9,560           2,615
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                        (1,014,694)       (758,828)       (140,237)       (151,313)     (1,532,140)     (1,576,830)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (649,486)        876,151         (39,971)        164,195      (2,971,988)      1,310,620

NET ASSETS:
   Beginning of year                      5,736,482       4,860,331       1,151,181         986,986      15,813,438      14,502,818
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    5,086,996  $    5,736,482  $    1,111,210  $    1,151,181  $   12,841,450  $   15,813,438
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                      DELAWARE VIP SMID CAP GROWTH
                                                SERIES                DEUTSCHE CAPITAL GROWTH VIP     DEUTSCHE LARGE CAP VALUE VIP
                                             SERVICE CLASS                    CLASS A (a)                     CLASS A (a)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (56,394) $      (58,463) $      (24,540) $       (5,432) $        2,616  $        5,477
   Net realized gain (loss)                 568,324         509,552         299,359          71,398          50,254          15,665
   Change in unrealized gain (loss)        (483,395)        865,351          46,184         737,444          47,246         255,173
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  28,535       1,316,440         321,003         803,410         100,116         276,315
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      4,065           3,040           1,885           3,222             800             813
   Withdrawals                             (302,514)       (406,769)       (309,262)       (264,462)       (148,109)        (80,819)
   Contract benefits                        (21,990)        (21,201)        (19,895)        (19,944)         (4,278)         (3,323)
   Contract charges                          (1,245)         (1,393)         (1,438)         (1,492)           (601)           (637)
   Transfers                                (97,363)       (446,104)        (32,547)        (71,724)         (9,186)            281
   Other transfers from (to) the
     General Account                            653          15,372             814             745              (4)            (45)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                          (418,394)       (857,055)       (360,443)       (353,655)       (161,378)        (83,730)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (389,859)        459,385         (39,440)        449,755         (61,262)        192,585

NET ASSETS:
   Beginning of year                      4,285,654       3,826,269       3,037,963       2,588,208       1,183,532         990,947
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    3,895,795  $    4,285,654  $    2,998,523  $    3,037,963  $    1,122,270  $    1,183,532
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     FIDELITY VIP ASSET MANAGER(SM)
                                      DEUTSCHE SMALL CAP INDEX VIP    EATON VANCE VT FLOATING-RATE              PORTFOLIO
                                               CLASS A (a)                     INCOME FUND                    INITIAL CLASS
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $           50  $          140  $       73,635  $       88,113  $        5,104  $       11,401
   Net realized gain (loss)                     943             595            (772)         37,090         999,378         188,566
   Change in unrealized gain (loss)            (308)          3,880        (111,659)        (25,497)       (413,217)      1,610,316
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                     685           4,615         (38,796)         99,706         591,265       1,810,283
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         --              --           2,150             810          24,544          26,485
   Withdrawals                                   --              --        (316,522)       (169,572)     (1,555,817)     (1,115,471)
   Contract benefits                             --              --         (31,952)        (58,714)       (432,928)       (293,355)
   Contract charges                             (10)             (8)           (823)           (952)         (7,110)         (8,145)
   Transfers                                     --              --         245,553         295,220       1,379,550          60,250
   Other transfers from (to) the
     General Account                             --              --          14,125              (8)          3,427          21,272
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                               (10)             (8)        (87,469)         66,784        (588,334)     (1,308,964)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                                 675           4,607        (126,265)        166,490           2,931         501,319

NET ASSETS:
   Beginning of year                         16,844          12,237       4,308,732       4,142,242      14,097,423      13,596,104
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $       17,519  $       16,844  $    4,182,467  $    4,308,732  $   14,100,354  $   14,097,423
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP CONTRAFUND(R)      FIDELITY VIP EQUITY-INCOME     FIDELITY VIP GROWTH & INCOME
                                               PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                            SERVICE CLASS 2                  INITIAL CLASS                  SERVICE CLASS 2
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (125,180) $     (101,198) $      934,501  $      721,763  $        1,758  $        1,684
   Net realized gain (loss)               1,258,113         488,001       2,732,278       5,786,530             482             265
   Change in unrealized gain (loss)         460,250       3,664,770       1,444,468      10,343,153          14,899          42,136
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations               1,593,183       4,051,573       5,111,247      16,851,446          17,139          44,085
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     21,218          22,769         217,560         206,793              --              --
   Withdrawals                           (1,544,423)     (1,435,102)     (7,598,698)     (7,010,224)             --              --
   Contract benefits                       (255,116)       (368,005)       (980,260)       (674,635)             --              --
   Contract charges                          (4,790)         (5,349)        (45,926)        (51,951)            (17)            (17)
   Transfers                               (344,423)         98,693      (1,363,590)       (592,970)             --              --
   Other transfers from (to) the
     General Account                         44,285           9,078         152,287          29,541              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                        (2,083,249)     (1,677,916)     (9,618,627)     (8,093,446)            (17)            (17)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (490,066)      2,373,657      (4,507,380)      8,758,000          17,122          44,068

NET ASSETS:
   Beginning of year                     17,222,780      14,849,123      76,192,719      67,434,719         180,216         136,148
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $   16,732,714  $   17,222,780  $   71,685,339  $   76,192,719  $      197,338  $      180,216
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,


                                          FIDELITY VIP GROWTH                                          FIDELITY VIP HIGH INCOME
                                        OPPORTUNITIES PORTFOLIO      FIDELITY VIP GROWTH PORTFOLIO             PORTFOLIO
                                            SERVICE CLASS 2                  INITIAL CLASS                   INITIAL CLASS
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (39,603) $      (46,728) $     (843,084) $     (723,122) $      771,380  $      842,735
   Net realized gain (loss)                 747,242         277,870       4,351,903       2,797,555        (438,972)       (433,592)
   Change in unrealized gain (loss)        (412,899)        765,800       2,633,233      16,078,947        (353,164)        457,652
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 294,740         996,942       6,142,052      18,153,380         (20,756)        866,795
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      1,513             923         171,847         233,935          44,171          36,627
   Withdrawals                             (160,948)       (161,289)     (6,313,934)     (6,250,240)     (1,992,186)     (1,859,930)
   Contract benefits                         (9,377)        (25,859)       (977,730)       (493,522)       (185,614)       (169,456)
   Contract charges                            (953)           (989)        (47,891)        (51,605)        (10,500)        (12,229)
   Transfers                             (1,475,792)       (499,277)     (1,541,750)     (1,703,706)        315,155         292,371
   Other transfers from (to) the
     General Account                             60             135         117,640          43,489          42,199          41,845
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                        (1,645,497)       (686,356)     (8,591,818)     (8,221,649)     (1,786,775)     (1,670,772)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          (1,350,757)        310,586      (2,449,766)      9,931,731      (1,807,531)       (803,977)

NET ASSETS:
   Beginning of year                      3,308,112       2,997,526      66,614,464      56,682,733      19,664,216      20,468,193
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    1,957,355  $    3,308,112  $   64,164,698  $   66,614,464  $   17,856,685  $   19,664,216
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                         FIDELITY VIP OVERSEAS       FIDELITY VIP VALUE STRATEGIES
                                     FIDELITY VIP MID CAP PORTFOLIO            PORTFOLIO                       PORTFOLIO
                                            SERVICE CLASS 2                  INITIAL CLASS                  SERVICE CLASS 2
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (88,206) $      (70,589) $      (35,208) $      (23,811) $      (12,768) $      (15,160)
   Net realized gain (loss)                 332,446         953,381         216,688          61,754         135,771         108,501
   Change in unrealized gain (loss)          17,540         846,595      (1,782,539)      4,125,500         (32,755)        371,051
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 261,780       1,729,387      (1,601,059)      4,163,443          90,248         464,392
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      1,198           1,873          35,961          25,838             192             192
   Withdrawals                             (477,652)       (664,041)     (1,757,574)     (1,874,873)       (191,920)       (179,049)
   Contract benefits                       (127,566)       (124,145)       (151,809)        (90,070)        (29,225)        (13,221)
   Contract charges                          (2,165)         (2,439)        (11,211)        (12,854)           (674)           (775)
   Transfers                               (216,957)         16,123         198,880        (561,688)        (71,670)        (76,171)
   Other transfers from (to) the
     General Account                         32,137          31,513          12,775          38,171           8,814               1
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets from Contract
     transactions                          (791,005)       (741,116)     (1,672,978)     (2,475,476)       (284,483)       (269,023)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (529,225)        988,271      (3,274,037)      1,687,967        (194,235)        195,369

 NET ASSETS:
   Beginning of year                      6,440,624       5,452,353      17,486,818      15,798,851       1,956,141       1,760,772
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    5,911,399  $    6,440,624  $   14,212,781  $   17,486,818  $    1,761,906  $    1,956,141
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                        FT VIP FRANKLIN GROWTH           FT VIP FRANKLIN LARGE          FT VIP FRANKLIN MUTUAL
                                          AND INCOME VIP FUND             CAP GROWTH VIP FUND               SHARES VIP FUND
                                              CLASS 2 (a)                     CLASS 2 (a)                     CLASS 2 (a)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       24,726  $       35,225  $       (2,067) $       (2,168) $       18,218  $       19,951
   Net realized gain (loss)                 123,482          88,676          33,137          21,430         151,488         118,185
   Change in unrealized gain (loss)          47,144         582,963          25,207         104,806          14,222         617,874
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 195,352         706,864          56,277         124,068         183,928         756,010
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      1,498             860             360             360             892             324
   Withdrawals                             (197,457)       (251,202)        (33,279)        (55,787)       (283,216)       (369,673)
   Contract benefits                       (133,847)        (58,528)         (1,828)             --         (17,529)       (163,679)
   Contract charges                            (976)         (1,041)           (312)           (280)         (1,419)         (1,524)
   Transfers                                 46,189        (206,687)         (4,495)         13,897         (55,040)        (41,680)
   Other transfers from (to) the
     General Account                            236           6,039              24              --               4             569
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                          (284,357)       (510,559)        (39,530)        (41,810)       (356,308)       (575,663)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                             (89,005)        196,305          16,747          82,258        (172,380)        180,347

NET ASSETS:
   Beginning of year                      2,916,877       2,720,572         566,152         483,894       3,310,697       3,130,350
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    2,827,872  $    2,916,877  $      582,899  $      566,152  $    3,138,317  $    3,310,697
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                       FT VIP FRANKLIN SMALL CAP     FT VIP FRANKLIN SMALL-MID CAP     FT VIP TEMPLETON FOREIGN
                                            VALUE VIP FUND                  GROWTH VIP FUND                    VIP FUND
                                              CLASS 2 (a)                     CLASS 2 (a)                     CLASS 2 (a)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $         (248) $          (67) $     (145,489) $     (142,540) $       19,803  $       51,757
   Net realized gain (loss)                   2,646           1,042       2,289,370         975,726         193,070         199,374
   Change in unrealized gain (loss)          (2,659)          6,034      (1,578,862)      2,169,720        (824,366)        784,534
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                    (261)          7,009         565,019       3,002,906        (611,493)      1,035,665
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         --              --           8,156           7,582           4,430           3,362
   Withdrawals                                   --              --        (867,906)     (1,053,899)       (343,430)       (400,766)
   Contract benefits                           (478)           (445)       (149,677)        (91,077)       (133,575)        (60,502)
   Contract charges                              --              --          (5,011)         (5,498)         (2,133)         (2,408)
   Transfers                                 (1,104)         (1,064)       (449,630)       (568,789)        (69,552)       (402,613)
   Other transfers from (to) the
     General Account                             --              (7)         19,452           9,038             490           6,255
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                            (1,582)         (1,516)     (1,444,616)     (1,702,643)       (543,770)       (856,672)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                              (1,843)          5,493        (879,597)      1,300,263      (1,155,263)        178,993

NET ASSETS:
   Beginning of year                         26,898          21,405      10,323,704       9,023,441       5,464,780       5,285,787
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $       25,055  $       26,898  $    9,444,107  $   10,323,704  $    4,309,517  $    5,464,780
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                     GOLDMAN SACHS VIT CORE FIXED    GOLDMAN SACHS VIT EQUITY INDEX     GOLDMAN SACHS VIT GLOBAL
                                              INCOME FUND                        FUND                    MARKETS NAVIGATOR FUND
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      368,278  $      330,539  $       97,262  $      122,385  $         (148) $         (150)
   Net realized gain (loss)                 239,845         204,262       5,715,010       2,458,030           1,308             510
   Change in unrealized gain (loss)         614,323      (1,497,508)      2,485,995      15,995,781          (1,766)            803
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations               1,222,446        (962,707)      8,298,267      18,576,196            (606)          1,163
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     73,180          40,915         131,479         166,504              --              --
   Withdrawals                           (3,636,710)     (3,356,109)     (7,475,304)     (6,226,079)            (15)         (2,480)
   Contract benefits                       (652,407)       (747,906)     (1,512,492)     (1,234,762)         (8,966)             --
   Contract charges                         (14,785)        (17,026)        (47,210)        (52,213)             --             (13)
   Transfers                                320,803         242,027        (839,664)        192,729          74,094              --
   Other transfers from (to) the
     General Account                         96,201          27,846         453,883          95,404              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets from Contract
     transactions                        (3,813,718)     (3,810,253)     (9,289,308)     (7,058,417)         65,113          (2,493)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          (2,591,272)     (4,772,960)       (991,041)     11,517,779          64,507          (1,330)

NET ASSETS:
   Beginning of year                     31,421,013      36,193,973      76,766,810      65,249,031           9,500          10,830
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $   28,829,741  $   31,421,013  $   75,775,769  $   76,766,810  $       74,007  $        9,500
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS VIT GROWTH      GOLDMAN SACHS VIT HIGH QUALITY    GOLDMAN SACHS VIT MID CAP
                                          OPPORTUNITIES FUND              FLOATING RATE FUND                  VALUE FUND
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (509,970) $     (504,822) $     (171,738) $     (161,455) $     (298,688) $     (351,530)
   Net realized gain (loss)               7,580,022       2,848,291          43,243         152,690       8,036,304       4,122,144
   Change in unrealized gain (loss)      (3,930,460)      6,777,888        (101,021)       (177,623)     (3,148,273)      6,945,615
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations               3,139,592       9,121,357        (229,516)       (186,388)      4,589,343      10,716,229
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     40,037          59,003          46,460          17,438          42,112          58,845
   Withdrawals                           (3,530,956)     (3,360,636)     (1,504,251)     (1,803,633)     (4,001,945)     (4,055,327)
   Contract benefits                       (380,914)       (569,186)       (439,257)       (449,141)       (391,699)       (539,682)
   Contract charges                         (18,744)        (21,540)         (7,760)         (8,815)        (22,024)        (24,662)
   Transfers                             (1,276,120)       (998,472)       (575,855)       (340,571)     (1,089,847)     (1,034,083)
   Other transfers from (to) the
     General Account                          2,904         100,699          72,237         185,633           1,646          12,836
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                        (5,163,793)     (4,790,132)     (2,408,426)     (2,399,089)     (5,461,757)     (5,582,073)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          (2,024,201)      4,331,225      (2,637,942)     (2,585,477)       (872,414)      5,134,156

 NET ASSETS:
   Beginning of year                     36,576,812      32,245,587      15,833,920      18,419,397      42,366,944      37,232,788
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $   34,552,611  $   36,576,812  $   13,195,978  $   15,833,920  $   41,494,530  $   42,366,944
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                     GOLDMAN SACHS VIT MONEY MARKET   GOLDMAN SACHS VIT STRATEGIC     GOLDMAN SACHS VIT STRATEGIC
                                                 FUND                         GROWTH FUND              INTERNATIONAL EQUITY FUND
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (303,740) $     (324,310) $     (755,420) $     (694,963) $      448,614  $       22,261
   Net realized gain (loss)                      --              --      14,107,992       4,673,348         (40,766)       (377,766)
   Change in unrealized gain (loss)              --              --      (7,120,348)     10,101,004      (2,615,702)      5,356,317
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                (303,740)       (324,310)      6,232,224      14,079,389      (2,207,854)      5,000,812
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     88,905          63,090         163,473         186,793          39,768          51,235
   Withdrawals                           (5,323,023)     (4,117,526)     (5,077,072)     (4,979,548)     (2,186,783)     (2,429,447)
   Contract benefits                       (572,465)       (660,374)       (581,101)       (464,578)       (221,289)       (268,099)
   Contract charges                         (16,397)        (17,946)        (45,698)        (50,065)        (15,468)        (18,172)
   Transfers                              1,296,578         451,204      (1,525,876)     (1,291,689)        286,578        (613,995)
   Other transfers from (to) the
     General Account                      1,915,615       2,955,904          27,933          73,241          16,008          49,013
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                        (2,610,787)     (1,325,648)     (7,038,341)     (6,525,846)     (2,081,186)     (3,229,465)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          (2,914,527)     (1,649,958)       (806,117)      7,553,543      (4,289,040)      1,771,347

 NET ASSETS:
   Beginning of year                     22,017,246      23,667,204      57,458,088      49,904,545      26,176,597      24,405,250
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $   19,102,719  $   22,017,246  $   56,651,971  $   57,458,088  $   21,887,557  $   26,176,597
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                     GOLDMAN SACHS VIT U.S. EQUITY   INVESCO V.I. AMERICAN FRANCHISE
                                             INSIGHTS FUND                       FUND                INVESCO V.I. CORE EQUITY FUND
                                          SERVICE SHARES (a)                SERIES I SHARES                 SERIES I SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (168,939) $     (269,967) $      (78,296) $      (50,159) $      (30,640) $       (5,276)
   Net realized gain (loss)               3,346,871        (288,372)        320,745          96,473         383,327         304,640
   Change in unrealized gain (loss)       3,429,191      14,354,010         128,482       1,548,034         (40,658)        953,234
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations               6,607,123      13,795,671         370,931       1,594,348         312,029       1,252,598
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     94,019         121,868           9,405          10,072           4,592           3,175
   Withdrawals                           (5,108,162)     (4,049,996)       (442,517)       (354,722)       (337,151)       (450,096)
   Contract benefits                     (1,218,371)       (934,403)        (26,343)        (41,234)       (100,705)        (38,354)
   Contract charges                         (31,950)        (34,661)         (2,751)         (3,008)         (1,999)         (2,279)
   Transfers                             (1,448,415)       (558,543)       (140,529)       (379,474)       (566,923)       (602,917)
   Other transfers from (to) the
     General Account                        385,547          23,269              93           4,995           6,191             (22)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                        (7,327,332)     (5,432,466)       (602,642)       (763,371)       (995,995)     (1,090,493)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (720,209)      8,363,205        (231,711)        830,977        (683,966)        162,105

 NET ASSETS:
   Beginning of year                     49,879,914      41,516,709       5,438,915       4,607,938       5,016,504       4,854,399
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $   49,159,705  $   49,879,914  $    5,207,204  $    5,438,915  $    4,332,538  $    5,016,504
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          INVESCO V.I. VALUE
                                      INVESCO V.I. GLOBAL HEALTH      INVESCO V.I. MID CAP GROWTH         OPPORTUNITIES FUND
                                       CARE FUND SERIES I SHARES         FUND SERIES II SHARES             SERIES II SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (83,983) $      (35,268) $       (5,151) $       (4,470) $      (12,552) $       (9,782)
   Net realized gain (loss)                 549,945         196,678          27,463           9,780          98,164          10,139
   Change in unrealized gain (loss)         437,236       1,301,051          (4,769)        101,124          93,539       1,012,701
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 903,198       1,462,461          17,543         106,434         179,151       1,013,058
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      5,203           7,971           1,526           1,579           3,053           5,658
   Withdrawals                             (377,852)       (341,792)        (50,065)        (33,933)       (357,449)       (281,707)
   Contract benefits                        (35,841)        (54,845)           (260)        (10,489)        (17,607)        (28,485)
   Contract charges                          (2,128)         (2,250)            (99)           (132)         (1,737)         (1,864)
   Transfers                              1,271,383         256,775         (22,011)          1,331        (176,226)        (56,706)
   Other transfers from (to) the
     General Account                          3,290           1,349             371          10,773              46           5,810
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                           864,055        (132,792)        (70,538)        (30,871)       (549,920)       (357,294)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                           1,767,253       1,329,669         (52,995)         75,563        (370,769)        655,764

 NET ASSETS:
   Beginning of year                      5,127,636       3,797,967         395,904         320,341       4,071,677       3,415,913
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    6,894,889  $    5,127,636  $      342,909  $      395,904  $    3,700,908  $    4,071,677
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           JANUS ASPEN FORTY               JANUS ASPEN JANUS             JANUS ASPEN OVERSEAS
                                               PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $          (23) $           (2) $      (65,227) $      (41,136) $          466  $          454
   Net realized gain (loss)                   1,152              13         581,700         144,062           2,050              35
   Change in unrealized gain (loss)            (839)            849          36,574       1,167,376          (5,104)          1,945
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                     290             860         553,047       1,270,302          (2,588)          2,434
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         --              --           7,295          12,153              --              --
   Withdrawals                                   --              --        (489,701)       (487,474)             --              --
   Contract benefits                             --              --         (36,945)       (115,924)             --              --
   Contract charges                              (3)             (2)         (3,145)         (3,443)             (9)            (11)
   Transfers                                     --              --        (108,454)       (148,992)             --              --
   Other transfers from (to) the
     General Account                             --              --           7,813           5,892              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                                (3)             (2)       (623,137)       (737,788)             (9)            (11)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                                 287             858         (70,090)        532,514          (2,597)          2,423

 NET ASSETS:
   Beginning of year                          3,722           2,864       5,423,219       4,890,705          20,421          17,998
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $        4,009  $        3,722  $    5,353,129  $    5,423,219  $       17,824  $       20,421
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                         MFS(R) MID CAP GROWTH        MFS(R) NEW DISCOVERY SERIES     MFS(R) TOTAL RETURN SERIES
                                         SERIES SERVICE CLASS                SERVICE CLASS                   SERVICE CLASS
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (11,740) $       (7,689) $      (42,374) $      (47,041) $        9,892  $        7,555
   Net realized gain (loss)                 165,136          33,864         778,759         232,118         235,994          82,292
   Change in unrealized gain (loss)        (103,857)        131,910      (1,028,516)        872,798          31,122         579,287
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  49,539         158,085        (292,131)      1,057,875         277,008         669,134
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         --              --           3,293           1,181           1,726           1,790
   Withdrawals                              (60,699)        (24,262)       (294,987)       (238,774)       (269,889)       (277,274)
   Contract benefits                        (23,466)         (3,829)        (45,263)        (28,812)        (74,925)         (9,479)
   Contract charges                            (289)           (286)           (597)           (668)         (1,353)         (1,627)
   Transfers                                 43,985           1,143        (237,030)       (104,471)        740,848         (69,135)
   Other transfers from (to) the
     General Account                             (1)             --             441           7,999           1,191             461
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                           (40,470)        (27,234)       (574,143)       (363,545)        397,598        (355,264)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                               9,069         130,851        (866,274)        694,330         674,606         313,870

 NET ASSETS:
   Beginning of year                        601,457         470,606       3,493,738       2,799,408       4,412,581       4,098,711
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $      610,526  $      601,457  $    2,627,464  $    3,493,738  $    5,087,187  $    4,412,581
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                          OPPENHEIMER CAPITAL          OPPENHEIMER CAPITAL INCOME
                                        MFS(R) UTILITIES SERIES          APPRECIATION FUND/VA                  FUND/VA
                                             SERVICE CLASS                  SERVICE SHARES                  SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       16,961  $       20,715  $      (20,916) $      (11,311) $        2,575  $        6,362
   Net realized gain (loss)                 328,234         163,240         178,251         128,250          32,713          10,320
   Change in unrealized gain (loss)          39,583         402,957          47,952         273,123          16,918          78,144
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                 384,778         586,912         205,287         390,062          52,206          94,826
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        706             706           1,531           1,506             200             590
   Withdrawals                             (431,170)       (203,043)       (142,672)       (197,247)       (102,905)        (54,099)
   Contract benefits                       (121,793)        (25,253)        (46,229)        (26,038)        (49,559)         (5,088)
   Contract charges                            (995)         (1,164)           (534)           (591)           (423)           (464)
   Transfers                              1,897,622        (175,585)        (15,897)        (87,196)        (67,215)         (8,168)
   Other transfers from (to) the
     General Account                         15,278             490              --              (9)             (2)             (2)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                         1,359,648        (403,849)       (203,801)       (309,575)       (219,904)        (67,231)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                           1,744,426         183,063           1,486          80,487        (167,698)         27,595

 NET ASSETS:
   Beginning of year                      3,545,033       3,361,970       1,682,556       1,602,069         903,938         876,343
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    5,289,459  $    3,545,033  $    1,684,042  $    1,682,556  $      736,240  $      903,938
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                      OPPENHEIMER GLOBAL STRATEGIC      OPPENHEIMER MAIN STREET
                                       OPPENHEIMER GLOBAL FUND/VA             INCOME FUND/VA                   FUND(R)/VA
                                            SERVICE SHARES                   SERVICE SHARES                  SERVICE SHARES
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (24,267) $      (12,357) $       29,576  $       39,465  $       (6,864) $       (4,582)
   Net realized gain (loss)                 474,529         187,644          (9,040)          1,523         103,595          40,595
   Change in unrealized gain (loss)        (430,811)        744,401          (5,750)        (63,279)        (30,787)        168,827
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                  19,451         919,688          14,786         (22,291)         65,944         204,840
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      3,391           4,820           3,823             700             120             181
   Withdrawals                             (549,255)       (293,720)       (288,004)       (114,901)       (114,818)        (82,307)
   Contract benefits                        (40,017)        (35,391)        (73,968)        (42,526)        (37,644)         (6,830)
   Contract charges                          (1,136)         (1,347)           (465)           (548)           (484)           (634)
   Transfers                                307,484         130,795         148,582          80,490          10,921          41,015
   Other transfers from (to) the
     General Account                          3,110           6,724              27              (3)           (165)          7,006
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets from Contract
     transactions                          (276,423)       (188,119)       (210,005)        (76,788)       (142,070)        (41,569)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                            (256,972)        731,569        (195,219)        (99,079)        (76,126)        163,271

 NET ASSETS:
   Beginning of year                      4,412,479       3,680,910       1,264,808       1,363,887         876,711         713,440
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    4,155,507  $    4,412,479  $    1,069,589  $    1,264,808  $      800,585  $      876,711
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                      PIONEER EMERGING MARKETS VCT     PIONEER REAL ESTATE SHARES VCT        T. ROWE PRICE
                                               PORTFOLIO                      PORTFOLIO                    INTERNATIONAL STOCK
                                                CLASS II                       CLASS II                        PORTFOLIO
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (81,298) $      (38,661) $       55,847  $       46,908  $      (66,681) $      (93,297)
   Net realized gain (loss)                 115,025          61,986         929,153         471,658         371,885         143,565
   Change in unrealized gain (loss)        (907,332)       (305,231)        706,459        (496,793)       (666,659)      1,703,897
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from operations                (873,605)       (281,906)      1,691,459          21,773        (361,455)      1,754,165
                                     --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      3,326           3,877           2,782           2,171          27,236          35,282
   Withdrawals                             (717,817)       (709,105)       (565,900)       (492,147)     (1,635,368)     (1,518,266)
   Contract benefits                       (107,116)        (74,377)       (118,257)        (78,665)       (127,161)       (218,142)
   Contract charges                          (2,877)         (3,423)         (2,341)         (2,568)         (7,699)         (8,835)
   Transfers                               (208,868)        344,331        (581,368)        272,029         179,901         344,004
   Other transfers from (to) the
     General Account                            501          11,768           9,343           1,104           5,795           1,728
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets from Contract
     transactions                        (1,032,851)       (426,929)     (1,255,741)       (298,076)     (1,557,296)     (1,364,229)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in
     net assets                          (1,906,456)       (708,835)        435,718        (276,303)     (1,918,751)        389,936

 NET ASSETS:
   Beginning of year                      7,059,116       7,767,951       6,581,351       6,857,654      15,335,362      14,945,426
                                     --------------  --------------  --------------  --------------  --------------  --------------
   End of year                       $    5,152,660  $    7,059,116  $    7,017,069  $    6,581,351  $   13,416,611  $   15,335,362
                                     ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K (the "Separate Account"), which funds the Commonwealth Annuity Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Commonwealth Annuity Immediate Advantage, Commonwealth Annuity Premier Choice, and Commonwealth Annuity Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on November 1, 1990, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

     Prior to April 30, 2013, Commonwealth Annuity was a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective April 30, 2013, Goldman Sachs contributed several of its insurance subsidiaries, including Commonwealth Annuity, to GAFG, a newly formed holding company, and to certain subsidiaries of GAFG. Goldman Sachs owns approximately 20% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 80% of the outstanding ordinary shares.

     Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Global Atlantic (Fin) Company, and is a wholly-owned indirect subsidiary of GAFG.

     The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. Sixty-one Sub-Accounts are currently offered by the Separate Account, of which fifty-seven had activity during the year. Four Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2014. The four Sub-Accounts are as follows:

SUB-ACCOUNTS
Deutsche Equity 500 Index VIP Class A
Deutsche Government & Agency Securities VIP Class A
Janus Aspen Enterprise Portfolio Service Shares
Pioneer Fund VCT Portfolio Class II

SEPARATE ACCOUNT VA-K

NOTE 1 - ORGANIZATION (CONTINUED)

     Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Delaware VIP Trust
Deutsche Investment VIT Funds
Deutsche Variable Series I
Deutsche Variable Series II
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Funds were renamed as indicated:

DATE              NEW NAME                                            OLD NAME
----              --------                                            --------
April 30, 2014    Goldman Sachs VIT U.S. Equity Insights Fund         Goldman Sachs VIT Structured U.S. Equity Fund
                    Service Shares                                      Service Shares
May 1, 2014       FT VIP Franklin Growth and Income VIP Fund          FT VIP Franklin Growth and Income Securities
                    Class 2                                             Fund Class 2
May 1, 2014       FT VIP Franklin Large Cap Growth VIP Fund Class 2   FT VIP Franklin Large Cap Growth Securities
                                                                        Fund Class 2
May 1, 2014       FT VIP Franklin Mutual Shares VIP Fund Class 2      FT VIP Mutual Shares Securities Fund Class 2
May 1, 2014       FT VIP Franklin Small Cap Value VIP Fund Class 2    FT VIP Franklin Small Cap Value Securities Fund
                                                                        Class 2
May 1, 2014       FT VIP Franklin Small-Mid Cap Growth VIP Fund       FT VIP Franklin Small-Mid Cap Growth Securities
                    Class 2                                             Fund Class 2
May 1, 2014       FT VIP Templeton Foreign VIP Fund Class 2           FT VIP Templeton Foreign Securities Fund Class 2
August 11, 2014   Deutsche Capital Growth VIP Class A                 DWS Capital Growth VIP Class A
August 11, 2014   Deutsche Equity 500 Index VIP Class A               DWS Equity 500 Index VIP Class A
August 11, 2014   Deutsche Government & Agency Securities VIP         DWS Government & Agency Securities VIP Class A
                    Class A
August 11, 2014   Deutsche Large Cap Value VIP Class A                DWS Large Cap Value VIP Class A
August 11, 2014   Deutsche Small Cap Index VIP Class A                DWS Small Cap Index VIP Class A

SEPARATE ACCOUNT VA-K

NOTE 1 - ORGANIZATION (CONTINUED)

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Accounts are closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNTS
Eaton Vance VT Floating-Rate Income Fund
FT VIP Franklin Small Cap Value VIP Fund Class 2
Janus Aspen Overseas Portfolio Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     SUBSEQUENT EVENTS - For the year ended December 31, 2014, Commonwealth Annuity evaluated subsequent events through March 31, 2015; the issuance date of the financial statements.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
(loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

     U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                         Basis of Fair Value Measurement

     Level 1 Inputs are adjusted quoted prices in active markets to which Commonwealth Annuity had access at the measurement date for identical, unrestricted assets or liabilities.

     Level 2 Inputs to valuation techniques are observable either directly or indirectly.

     Level 3 One or more inputs to valuation techniques are both significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, 5.0, or 7.0 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     UNITS OUTSTANDING AND UNIT FAIR VALUES BY DISTRIBUTION CATEGORY - The units outstanding represent the total number of units outstanding for the Sub-Account for the noted distribution category. A dash denotes the Sub-Account has no investors. The unit fair value is the measurement used in determining the value of a unit. The unit fair value varies to reflect the investment experience of the Sub-Account and any assessment of charges against the Sub-Account's net assets. A dash denotes the investment option is not available for the noted distribution category.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract owners may allocate their Contract values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account ("GPA"). The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods.

     Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed and GPA) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2014.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A Contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectuses. When Contract value has been allocated to more than one investment option, Contract deductions are made from each on a pro-rata basis. Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual Contracts ("Individual Contract"). Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectuses.

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

                           COMMONWEALTH                                          COMMONWEALTH
                              ANNUITY         COMMONWEALTH                          ANNUITY
                           ADVANTAGE AND        ANNUITY        COMMONWEALTH     PREMIER CHOICE    COMMONWEALTH        DIRECTED
                            EXECANNUITY        IMMEDIATE         ANNUITY        (WITH OPTIONAL    ANNUITY VALUE       ADVISORY
                               PLUS            ADVANTAGE      PREMIER CHOICE        RIDER)         GENERATION         SOLUTIONS
                          ----------------  ----------------  ---------------  ----------------  ----------------  ----------------
Mortality and Expense Risk
   Frequency                   Daily             Daily             Daily            Daily             Daily             Daily
   Deduction              Unit Fair Value   Unit Fair Value   Unit Fair Value  Unit Fair Value   Unit Fair Value   Unit Fair Value
    Method
   Rate                        1.25%             1.25%             1.30%            1.30%             0.65%             0.50%
   (Annual)

Administrative Expense
   Frequency                   Daily             Daily             Daily            Daily             Daily             Daily
   Deduction              Unit Fair Value   Unit Fair Value   Unit Fair Value  Unit Fair Value   Unit Fair Value   Unit Fair Value
    Method
   Rate                        0.20%             0.20%             0.20%            0.20%             0.15%             0.15%
   (Annual)

Contract Fee
   Frequency               Annually, and         N/A          Annually, and     Annually, and     Annually, and     Annually, and
                             upon full                          upon full         upon full         upon full         upon full
                            surrender of                       surrender of      surrender of      surrender of      surrender of
                            the contract                       the contract      the contract      the contract      the contract
   Deduction                 Individual          N/A            Individual        Individual        Individual        Individual
    Method                    Contract                           Contract          Contract          Contract          Contract
   Maximum                      $30              N/A               $35               $35               $35               $35
    Annual
    Fee

Optional Rider Fees
   Frequency                   Monthly           N/A               N/A              Daily             Monthly           Monthly
   Deduction                 Individual          N/A               N/A         Unit Fair Value      Individual        Individual
    Method                    Contract                                                               Contract          Contract
   Rate                      0.15%-0.50%         N/A               N/A              0.25%              0.25%          0.15%-0.25%
   (Annual)

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2014, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the Goldman Sachs VIT funds.

     The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.23% to 1.01% of the fund's average daily net assets. According to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate ranging from 0.01% to 0.25% of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------   -------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
 Issuance of Units                                                            296,045         194,787

 Redemption of Units                                                       (2,281,098)     (1,910,405)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,985,053)     (1,715,618)
                                                                        =============   =============

ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO CLASS B
 Issuance of Units                                                                 --              --
 Redemption of Units                                                               (4)             (6)
                                                                        -------------   -------------
  Net increase (decrease)                                                          (4)             (6)
                                                                        =============   =============

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
 Issuance of Units                                                            766,508         291,835
 Redemption of Units                                                       (2,344,894)     (2,339,582)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,578,386)     (2,047,747)
                                                                        =============   =============

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
 Issuance of Units                                                             68,478         170,864
 Redemption of Units                                                         (464,294)       (510,187)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (395,816)       (339,323)
                                                                        =============   =============

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
 Issuance of Units                                                             63,304         113,525
 Redemption of Units                                                         (149,813)       (228,029)
                                                                        -------------   -------------
  Net increase (decrease)                                                     (86,509)       (114,504)
                                                                        =============   =============

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
 Issuance of Units                                                            283,086         180,040
 Redemption of Units                                                         (740,461)       (694,661)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (457,375)       (514,621)
                                                                        =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------   -------------
DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
 Issuance of Units                                                            231,361         223,407
 Redemption of Units                                                         (469,203)       (777,622)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (237,842)       (554,215)
                                                                        =============   =============

DEUTSCHE CAPITAL GROWTH VIP CLASS A (a)
 Issuance of Units                                                            235,132         142,119
 Redemption of Units                                                         (716,214)       (695,753)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (481,082)       (553,634)
                                                                        =============   =============

DEUTSCHE LARGE CAP VALUE VIP CLASS A (a)
 Issuance of Units                                                             22,045          39,006
 Redemption of Units                                                         (122,248)       (100,380)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (100,203)        (61,374)
                                                                        =============   =============

DEUTSCHE SMALL CAP INDEX VIP CLASS A (a)
 Issuance of Units                                                                 --              --
 Redemption of Units                                                               (4)             (4)
                                                                        -------------   -------------
  Net increase (decrease)                                                          (4)             (4)
                                                                        =============   =============

EATON VANCE VT FLOATING-RATE INCOME FUND
 Issuance of Units                                                            552,836         732,019
 Redemption of Units                                                         (620,902)       (678,856)
                                                                        -------------   -------------
  Net increase (decrease)                                                     (68,066)         53,163
                                                                        =============   =============

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
 Issuance of Units                                                            681,789         201,310
 Redemption of Units                                                         (895,965)       (713,678)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (214,176)       (512,368)
                                                                        =============   =============

FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                            455,636         458,587
 Redemption of Units                                                       (1,385,579)     (1,353,940)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (929,943)       (895,353)
                                                                        =============   =============

FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
 Issuance of Units                                                            449,449         448,370
 Redemption of Units                                                       (2,138,125)     (2,085,745)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,688,676)     (1,637,375)
                                                                        =============   =============

(a) Name change. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------   -------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                 --              --
 Redemption of Units                                                              (10)            (12)
                                                                        -------------   -------------
  Net increase (decrease)                                                         (10)            (12)
                                                                        =============   =============

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                            115,471         205,492
 Redemption of Units                                                       (1,318,314)       (797,424)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,202,843)       (591,932)
                                                                        =============   =============

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
 Issuance of Units                                                            382,896         322,066
 Redemption of Units                                                       (1,959,802)     (2,172,142)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,576,906)     (1,850,076)
                                                                        =============   =============

FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
 Issuance of Units                                                            399,761         438,165
 Redemption of Units                                                         (930,034)       (955,895)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (530,273)       (517,730)
                                                                        =============   =============

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                             99,452         127,927
 Redemption of Units                                                         (369,757)       (424,662)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (270,305)       (296,735)
                                                                        =============   =============

FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
 Issuance of Units                                                            554,180         192,180
 Redemption of Units                                                       (1,166,103)     (1,147,647)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (611,923)       (955,467)
                                                                        =============   =============

FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                             35,472          83,233
 Redemption of Units                                                         (168,844)       (228,733)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (133,372)       (145,500)
                                                                        =============   =============

FT VIP FRANKLIN GROWTH AND INCOME VIP FUND CLASS 2 (a)
 Issuance of Units                                                            151,813         165,711
 Redemption of Units                                                         (321,149)       (493,674)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (169,336)       (327,963)
                                                                        =============   =============

(a) Name change. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------   -------------
FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND CLASS 2 (a)
 Issuance of Units                                                             31,796          26,041
 Redemption of Units                                                          (57,987)        (56,833)
                                                                        -------------   -------------
  Net increase (decrease)                                                     (26,191)        (30,792)
                                                                        =============   =============

FT VIP FRANKLIN MUTUAL SHARES VIP FUND CLASS 2 (a)
 Issuance of Units                                                             61,083          63,775
 Redemption of Units                                                         (254,633)       (432,942)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (193,550)       (369,167)
                                                                        =============   =============

FT VIP FRANKLIN SMALL CAP VALUE VIP FUND CLASS 2 (a)
 Issuance of Units                                                                147             557
 Redemption of Units                                                             (819)         (1,323)
                                                                        -------------   -------------
  Net increase (decrease)                                                        (672)           (766)
                                                                        =============   =============

FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND CLASS 2 (a)
 Issuance of Units                                                            470,287         334,903
 Redemption of Units                                                       (1,574,663)     (1,876,815)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,104,376)     (1,541,912)
                                                                        =============   =============

FT VIP TEMPLETON FOREIGN VIP FUND CLASS 2 (a)
 Issuance of Units                                                            159,056         126,105
 Redemption of Units                                                         (451,386)       (631,684)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (292,330)       (505,579)
                                                                        =============   =============

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
 Issuance of Units                                                            987,360       1,032,866
 Redemption of Units                                                       (2,443,592)     (2,506,781)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,456,232)     (1,473,915)
                                                                        =============   =============

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
 Issuance of Units                                                            438,881         664,084
 Redemption of Units                                                       (2,250,406)     (2,338,955)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,811,525)     (1,674,871)
                                                                        =============   =============

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES
 Issuance of Units                                                             61,656              --
 Redemption of Units                                                           (8,119)         (2,237)
                                                                        -------------   -------------
  Net increase (decrease)                                                      53,537          (2,237)
                                                                        =============   =============

(a) Name change. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------   -------------
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
 Issuance of Units                                                            126,108         116,208
 Redemption of Units                                                         (918,622)       (972,803)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (792,514)       (856,595)
                                                                        =============   =============

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES
 Issuance of Units                                                            383,586         586,755
 Redemption of Units                                                       (1,465,076)     (1,652,924)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,081,490)     (1,066,169)
                                                                        =============   =============

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
 Issuance of Units                                                            137,723         181,619
 Redemption of Units                                                         (999,996)     (1,220,234)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (862,273)     (1,038,615)
                                                                        =============   =============

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
 Issuance of Units                                                          3,324,934       5,247,318
 Redemption of Units                                                       (5,193,223)     (6,181,074)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,868,289)       (933,756)
                                                                        =============   =============

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
 Issuance of Units                                                            304,134         306,596
 Redemption of Units                                                       (2,465,987)     (2,691,829)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (2,161,853)     (2,385,233)
                                                                        =============   =============

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
 Issuance of Units                                                            659,807         366,236
 Redemption of Units                                                       (1,705,427)     (2,133,884)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,045,620)     (1,767,648)
                                                                        =============   =============

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND SERVICE SHARES (a)
 Issuance of Units                                                            369,193         457,612
 Redemption of Units                                                       (2,229,431)     (2,144,259)
                                                                        -------------   -------------
  Net increase (decrease)                                                  (1,860,238)     (1,686,647)
                                                                        =============   =============

INVESCO V.I. AMERICAN FRANCHISE FUND SERIES I SHARES
 Issuance of Units                                                            433,546          92,839
 Redemption of Units                                                         (893,496)       (840,367)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (459,950)       (747,528)
                                                                        =============   =============

(a) Name change. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------   -------------
INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
 Issuance of Units                                                            140,245         272,702
 Redemption of Units                                                         (987,401)     (1,311,799)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (847,156)     (1,039,097)
                                                                        =============   =============

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
 Issuance of Units                                                            850,702         362,475
 Redemption of Units                                                         (451,861)       (435,787)
                                                                        -------------   -------------
  Net increase (decrease)                                                     398,841         (73,312)
                                                                        =============   =============

INVESCO V.I. MID CAP GROWTH FUND SERIES II SHARES
 Issuance of Units                                                             23,051          26,268
 Redemption of Units                                                          (64,975)        (46,624)
                                                                        -------------   -------------
  Net increase (decrease)                                                     (41,924)        (20,356)
                                                                        =============   =============

INVESCO V.I. VALUE OPPORTUNITIES FUND SERIES II SHARES
 Issuance of Units                                                             45,896          94,612
 Redemption of Units                                                         (454,795)       (407,697)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (408,899)       (313,085)
                                                                        =============   =============

JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                 --              --
 Redemption of Units                                                               (1)             (1)
                                                                        -------------   -------------
  Net increase (decrease)                                                          (1)             (1)
                                                                        =============   =============

JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
 Issuance of Units                                                             92,505         116,173
 Redemption of Units                                                         (720,183)       (982,729)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (627,678)       (866,556)
                                                                        =============   =============

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                 --              --
 Redemption of Units                                                               (5)             (7)
                                                                        -------------   -------------
  Net increase (decrease)                                                          (5)             (7)
                                                                        =============   =============

MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
 Issuance of Units                                                            220,748          89,127
 Redemption of Units                                                         (242,114)       (113,373)
                                                                        -------------   -------------
  Net increase (decrease)                                                     (21,366)        (24,246)
                                                                        =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------   -------------
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
 Issuance of Units                                                            134,700         275,326
 Redemption of Units                                                         (407,982)       (455,062)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (273,282)       (179,736)
                                                                        =============   =============

MFS(R) TOTAL RETURN SERIES SERVICE CLASS
 Issuance of Units                                                            524,026         108,962
 Redemption of Units                                                         (302,126)       (347,657)
                                                                        -------------   -------------
  Net increase (decrease)                                                     221,900        (238,695)
                                                                        =============   =============

MFS(R) UTILITIES SERIES SERVICE CLASS
 Issuance of Units                                                            594,030          38,027
 Redemption of Units                                                         (224,415)       (169,926)
                                                                        -------------   -------------
  Net increase (decrease)                                                     369,615        (131,899)
                                                                        =============   =============

OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
 Issuance of Units                                                             68,316          37,643
 Redemption of Units                                                         (201,639)       (280,326)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (133,323)       (242,683)
                                                                        =============   =============

OPPENHEIMER CAPITAL INCOME FUND/VA SERVICE SHARES
 Issuance of Units                                                              5,724          71,455
 Redemption of Units                                                         (179,784)       (129,284)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (174,060)        (57,829)
                                                                        =============   =============

OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES
 Issuance of Units                                                            311,854         255,813
 Redemption of Units                                                         (443,255)       (346,711)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (131,401)        (90,898)
                                                                        =============   =============

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
 Issuance of Units                                                            461,582         540,254
 Redemption of Units                                                         (959,838)       (720,295)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (498,256)       (180,041)
                                                                        =============   =============

OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
 Issuance of Units                                                             58,782          53,091
 Redemption of Units                                                         (143,571)        (81,631)
                                                                        -------------   -------------
  Net increase (decrease)                                                     (84,789)        (28,540)
                                                                        =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------   -------------
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
 Issuance of Units                                                            331,307         468,999
 Redemption of Units                                                         (864,172)       (683,407)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (532,865)       (214,408)
                                                                        =============   =============

PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
 Issuance of Units                                                            169,617         225,928
 Redemption of Units                                                         (564,952)       (324,337)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (395,335)        (98,409)
                                                                        =============   =============

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
 Issuance of Units                                                            421,614         511,832
 Redemption of Units                                                       (1,238,156)     (1,282,554)
                                                                        -------------   -------------
  Net increase (decrease)                                                    (816,542)       (770,722)
                                                                        =============   =============

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2014 were as follows:

                   INVESTMENT PORTFOLIOS                                  PURCHASES         SALES
                   ---------------------                                  ---------         -----
AllianceBernstein VPS Growth and Income Portfolio Class B               $     408,311   $   3,971,948
AllianceBernstein VPS Growth Portfolio Class B                                    234              83
AllianceBernstein VPS Large Cap Growth Portfolio Class B                      573,762       2,303,482
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                   751,426       1,197,338
AllianceBernstein VPS Value Portfolio Class B                                  89,020         227,169
Delaware VIP International Value Equity Series Standard Class                 517,039       2,067,543
Delaware VIP Smid Cap Growth Series Service Class                             707,341         800,566
Deutsche Capital Growth VIP Class A (a)                                       297,348         508,873
Deutsche Large Cap Value VIP Class A (a)                                       47,436         206,198
Deutsche Small Cap Index VIP Class A (a)                                        1,061             118
Eaton Vance VT Floating-Rate Income Fund                                      709,244         723,078
Fidelity VIP Asset Manager(SM) Portfolio Initial Class                      2,545,113       2,479,319
Fidelity VIP Contrafund(R) Portfolio Service Class 2                        1,048,204       2,923,850
Fidelity VIP Equity-Income Portfolio Initial Class                          3,675,461      11,354,250
Fidelity VIP Growth & Income Portfolio Service Class 2                          3,027           1,239
Fidelity VIP Growth Opportunities Portfolio Service Class 2                    97,960       1,781,608
Fidelity VIP Growth Portfolio Initial Class                                   582,110      10,017,012
Fidelity VIP High Income Portfolio Initial Class                            1,678,708       2,694,103
Fidelity VIP Mid Cap Portfolio Service Class 2                                300,720       1,033,201
Fidelity VIP Overseas Portfolio Initial Class                               1,194,439       2,898,473
Fidelity VIP Value Strategies Portfolio Service Class 2                        81,331         378,582

(a) Name change. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                   INVESTMENT PORTFOLIOS                                  PURCHASES         SALES
                   ---------------------                                  ---------         -----
FT VIP Franklin Growth and Income VIP Fund Class 2 (a)                  $     324,761   $     584,392
FT VIP Franklin Large Cap Growth VIP Fund Class 2 (a)                          58,232          99,829
FT VIP Franklin Mutual Shares VIP Fund Class 2 (a)                            164,743         486,081
FT VIP Franklin Small Cap Value VIP Fund Class 2 (a)                            2,407           2,330
FT VIP Franklin Small-Mid Cap Growth VIP Fund Class 2 (a)                   2,294,990       1,946,200
FT VIP Templeton Foreign VIP Fund Class 2 (a)                                 234,419         758,386
Goldman Sachs VIT Core Fixed Income Fund Service Shares                     2,021,521       5,466,962
Goldman Sachs VIT Equity Index Fund Service Shares                          3,401,511      11,024,693
Goldman Sachs VIT Global Markets Navigator Fund Service Shares                 74,714           9,153
Goldman Sachs VIT Growth Opportunities Fund Service Shares                  6,677,846       5,815,749
Goldman Sachs VIT High Quality Floating Rate Fund Service Shares              349,231       2,929,395
Goldman Sachs VIT Mid Cap Value Fund Service Shares                         7,386,026       6,365,463
Goldman Sachs VIT Money Market Fund Service Shares                          2,999,068       5,913,595
Goldman Sachs VIT Strategic Growth Fund Service Shares                     10,851,419       8,054,250
Goldman Sachs VIT Strategic International Equity Fund Service Shares        1,099,077       2,731,649
Goldman Sachs VIT U.S. Equity Insights Fund Service Shares (a)              3,120,893       8,506,117
Invesco V.I. American Franchise Fund Series I Shares                          465,285       1,146,223
Invesco V.I. Core Equity Fund Series I Shares                                 149,814       1,155,539
Invesco V.I. Global Health Care Fund Series I Shares                        1,860,484         857,430
Invesco V.I. Mid Cap Growth Fund Series II Shares                              40,122         115,811
Invesco V.I. Value Opportunities Fund Series II Shares                         70,277         632,749
Janus Aspen Forty Portfolio Service Shares                                      1,140              27
Janus Aspen Janus Portfolio Service Shares                                    443,807         747,943
Janus Aspen Overseas Portfolio Service Shares                                   2,613             141
MFS(R) Mid Cap Growth Series Service Class                                    417,234         375,384
MFS(R) New Discovery Series Service Class                                     745,936         760,764
MFS(R) Total Return Series Service Class                                    1,063,287         540,850
MFS(R) Utilities Series Service Class                                       2,308,339         783,237
Oppenheimer Capital Appreciation Fund/VA Service Shares                       133,507         319,005
Oppenheimer Capital Income Fund/VA Service Shares                              18,780         236,109
Oppenheimer Global Fund/VA Service Shares                                     783,590         891,188
Oppenheimer Global Strategic Income Fund/VA Service Shares                    219,751         400,182
Oppenheimer Main Street Fund(R)/VA Service Shares                             100,655         233,248
Pioneer Emerging Markets VCT Portfolio Class II                               372,458       1,449,458
Pioneer Real Estate Shares VCT Portfolio Class II                           1,182,930       1,720,734
T. Rowe Price International Stock Portfolio                                   486,249       2,032,080

(a) Name change. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
2014             8,159,468      1.897778      1.855994      15,123,880         1.10       1.45       1.75         7.38        7.71
2013            10,144,521      1.767388      1.723210      17,460,011         1.15       1.45       1.75        32.24       32.64
2012            11,860,139      1.336527      1.299146      15,390,864         1.29       1.45       1.75        15.19       15.54
2011            13,262,073      1.160256      1.124367      14,895,125         1.11       1.45       1.75         4.21        4.53
2010            16,568,437      1.113352      1.075622      17,804,027          N/A       1.45       1.75        10.83       11.16
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO CLASS B
2014                 9,042      1.402460      1.402460          12,680          N/A       0.65       0.65        12.22       12.22
2013                 9,046      1.249738      1.249738          11,306         0.03       0.65       0.65        32.85       32.85
2012                 9,052      0.940688      0.940688           8,515          N/A       0.65       0.65        12.84       12.84
2011                 9,058      0.833641      0.833641           7,551          N/A       0.65       0.65         0.31        0.31
2010                 9,064      0.831067      0.831067           7,533         0.05       0.65       0.65        14.05       14.05
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2014            10,184,609      1.722633      1.344935      10,582,923          N/A       1.45       1.75        11.85       12.19
2013            11,762,995      1.540158      1.198814      10,892,987          N/A       1.45       1.75        34.60       35.01
2012            13,810,742      1.144227      0.887918       9,470,180         0.03       1.45       1.75        14.09       14.44
2011            16,640,969      1.002901      0.775891       9,970,539         0.09       1.45       1.75        (4.97)      (4.68)
2010            19,982,866      1.055320      0.813945      12,559,567         0.27       1.45       1.75         7.91        8.24
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2014             1,878,126      2.691248      2.708633       5,086,996         0.47       1.45       1.50         7.31        7.37
2013             2,273,942      2.507847      2.522766       5,736,482         0.41       1.45       1.50        35.57       35.64
2012             2,613,265      1.849842      1.859905       4,860,331         0.28       1.45       1.50        16.69       16.75
2011             3,235,557      1.585227      1.593049       5,154,323         0.26       1.45       1.50        (9.99)      (9.95)
2010             3,557,048      1.761248      1.769034       6,292,451         0.27       1.45       1.50        24.69       24.75
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
2014               660,734      1.671210      1.681983       1,111,210         1.65       1.45       1.50         9.11        9.17
2013               747,243      1.531636      1.540728       1,151,181         2.01       1.45       1.50        34.44       34.51
2012               861,747      1.139245      1.145418         986,986         1.72       1.45       1.50        13.81       13.87
2011             1,189,459      1.001019      1.005922       1,196,443         1.20       1.45       1.50        (5.22)      (5.17)
2010             1,366,469      1.056163      1.060729       1,449,486         1.82       1.45       1.50         9.75        9.80

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
2014             4,235,312      1.677872      3.045540      12,841,450         1.34       1.45       1.45       (10.00)     (10.00)
2013             4,692,687      1.864202      3.383757      15,813,438         1.56       1.45       1.45        21.00       21.01
2012             5,207,308      1.540605      2.796376      14,502,818         2.53       1.45       1.45        13.53       13.53
2011             5,910,120      1.357000      2.463119      14,498,539         1.26       1.45       1.45       (15.68)     (15.68)
2010             6,641,733      1.827861      2.921065      19,314,792         3.84       1.45       1.75         8.98        9.32
DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
2014             2,058,179      3.281885      2.552054       3,895,795          N/A       1.45       1.50         1.33        1.38
2013             2,296,021      3.238838      2.517303       4,285,654          N/A       1.45       1.50        38.86       38.93
2012             2,850,236      2.332423      1.811893       3,826,269         0.01       1.45       1.50         9.05        9.11
2011             2,662,717      2.138833      1.660683       3,276,403         0.80       1.45       1.50         6.28        6.34
2010             2,837,681      2.012441      1.561736       3,283,494          N/A       1.45       1.50        33.96       34.02
DEUTSCHE CAPITAL GROWTH VIP CLASS A (a)
2014             3,757,098      2.117022      1.289598       2,998,523         0.64       1.45       1.50        11.28       11.33
2013             4,238,180      1.902487      1.158334       3,037,963         1.27       1.45       1.50        32.63       32.69
2012             4,791,814      1.434454      0.872936       2,588,208         0.89       1.45       1.50        14.31       14.37
2011             5,607,548      1.254869      0.763272       2,647,751          N/A       1.45       1.50       (11.87)     (11.84)
DEUTSCHE LARGE CAP VALUE VIP CLASS A (a)
2014               665,594      1.546607      1.691401       1,122,270         1.69       1.45       1.50         9.05        9.11
2013               765,797      1.418197      1.550174       1,183,532         1.96       1.45       1.50        28.93       29.00
2012               827,171      1.099972      1.201723         990,947         1.90       1.45       1.50         8.14        8.20
2011               871,205      1.017165      1.110684         964,399          N/A       1.45       1.50        (8.38)      (8.35)
DEUTSCHE SMALL CAP INDEX VIP CLASS A (a)
2014                 6,742      2.598400      2.598400          17,519         0.95       0.65       0.65         4.06        4.06
2013                 6,746      2.496981      2.496981          16,844         1.61       0.65       0.65        37.74       37.74
2012                 6,750      1.812858      1.812858          12,237         0.88       0.65       0.65        15.49       15.49
2011                 6,755      1.569645      1.569645          10,602         1.03       0.65       0.65        (5.03)      (5.03)
2010                20,099      1.628073      1.652863          32,890         0.96       0.65       0.80        25.38       25.57

(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
EATON VANCE VT FLOATING-RATE INCOME FUND
2014             3,231,854      1.279789      1.294162       4,182,467         3.15       1.45       1.50        (0.94)      (0.89)
2013             3,299,920      1.291893      1.305730       4,308,732         3.49       1.45       1.50         2.29        2.34
2012             3,246,757      1.262950      1.275830       4,142,242         4.20       1.45       1.50         5.72        5.77
2011             4,255,781      1.163904      1.206224       5,132,684         4.22       1.45       1.75         0.75        1.06
2010             3,855,327      1.155205      1.193554       4,600,838         4.32       1.45       1.75         7.21        7.54
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
2014             4,924,115      1.575834      2.875438      14,100,354         1.50       1.45       1.45         4.30        4.30
2013             5,138,291      1.510893      2.756945      14,097,423         1.54       1.45       1.45        14.03       14.03
2012             5,650,659      1.325005      2.417748      13,596,104         1.46       1.45       1.45        10.85       10.85
2011             6,567,221      1.195287      2.181075      14,253,320         1.87       1.45       1.45        (3.97)      (3.97)
2010             7,344,588      1.451380      2.271325      16,594,204         1.55       1.45       1.50        12.55       12.61
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2014             7,013,713      2.682300      2.385322      16,732,714         0.71       1.45       1.50         9.98       10.04
2013             7,943,656      2.438909      2.167772      17,222,780         0.82       1.45       1.50        28.99       29.06
2012             8,839,009      1.890788      1.679722      14,849,123         1.05       1.45       1.50        14.40       14.46
2011            11,006,458      1.652794      1.467557      16,154,537         0.74       1.45       1.50        (4.24)      (4.20)
2010            12,715,565      1.726047      1.531823      19,482,112         0.98       1.45       1.50        15.17       15.23
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2014            12,220,769      1.925711      5.963915      71,685,339         2.72       1.45       1.75         6.82        7.14
2013            13,909,445      1.802841      5.566399      76,192,719         2.45       1.45       1.75        25.91       26.29
2012            15,546,820      1.431887      4.407616      67,434,719         3.02       1.45       1.75        15.26       15.61
2011            17,975,070      1.242358      3.812570      67,425,351         2.39       1.45       1.75        (0.80)      (0.49)
2010            20,945,426      1.252325      3.831470      78,964,484         1.78       1.45       1.75        13.14       13.48
FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
2014               107,412      1.837208      1.837208         197,338         1.59       0.65       0.65         9.51        9.51
2013               107,422      1.677646      1.677646         180,216         1.71       0.65       0.65        32.38       32.38
2012               107,434      1.267272      1.267272         136,148         2.10       0.65       0.65        17.48       17.48
2011               107,448      1.078737      1.078737         115,908         1.61       0.65       0.65         0.70        0.70
2010               107,462      1.071234      1.071234         115,117         0.48       0.65       0.65        13.80       13.80

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2014             1,390,972      1.406874      1.724749       1,957,355         0.01       1.45       1.45        10.32       10.32
2013             2,593,815      1.275216      1.563461       3,308,112         0.04       1.45       1.45        35.55       35.59
2012             3,185,747      0.940804      1.153111       2,997,526         0.18       1.45       1.45        17.60       17.57
2011             2,475,243      0.800035      0.980789       1,980,623          N/A       1.45       1.45         0.49        0.50
2010             2,602,180      0.796135      0.975915       2,072,064          N/A       1.45       1.45        21.68       21.68
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2014            11,468,934      1.875958      5.782940      64,164,698         0.18       1.45       1.75         9.35        9.68
2013            13,045,840      1.715539      5.272351      66,614,464         0.28       1.45       1.75        33.95       34.36
2012            14,895,916      1.280705      3.924031      56,682,733         0.58       1.45       1.75        12.68       13.03
2011            16,752,052      1.136558      3.471772      56,312,319         0.35       1.45       1.75        (1.55)      (1.25)
2010            19,243,549      1.154481      3.515781      65,547,633         0.27       1.45       1.75        22.00       22.37
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2014             5,430,595      2.173613      3.328920      17,856,685         5.43       1.45       1.75        (0.61)      (0.31)
2013             5,960,868      2.187053      3.339315      19,664,216         5.63       1.45       1.75         4.09        4.41
2012             6,478,598      2.101060      3.198251      20,468,193         5.65       1.45       1.75        12.23       12.57
2011             7,043,716      1.872097      2.841058      19,766,295         6.52       1.45       1.75         2.21        2.52
2010             7,996,361      1.831616      2.771156      21,891,251         7.43       1.45       1.75        11.83       12.17
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2014             1,951,942      3.009142      3.028584       5,911,399         0.02       1.45       1.50         4.44        4.49
2013             2,222,247      2.881188      2.898336       6,440,624         0.27       1.45       1.50        33.83       33.90
2012             2,518,982      2.152842      2.164555       5,452,353         0.35       1.45       1.50        12.84       12.90
2011             3,297,662      1.907792      1.917201       6,322,185         0.02       1.45       1.50       (12.19)     (12.15)
2010             4,044,829      2.172677      2.182271       8,826,748         0.12       1.45       1.50        26.64       26.71
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
2014             5,338,419      1.867077      2.698370      14,212,781         1.25       1.45       1.50        (9.46)      (9.41)
2013             5,950,342      2.062083      2.978688      17,486,818         1.32       1.45       1.50        28.48       28.55
2012             6,905,809      1.604962      2.317205      15,798,851         1.96       1.45       1.50        18.93       18.99
2011             7,524,048      1.349505      1.947380      14,456,030         1.35       1.45       1.50       (18.41)     (18.37)
2010             8,350,110      1.653977      2.385522      19,639,342         1.35       1.45       1.50        11.42       11.48

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
2014               806,464      2.170992      2.184991       1,761,906         0.77       1.45       1.50         4.92        4.97
2013               939,836      2.069271      2.081561       1,956,141         0.65       1.45       1.50        28.23       28.30
2012             1,085,336      1.613681      1.622438       1,760,772         0.36       1.45       1.50        25.16       25.22
2011             1,251,856      1.289298      1.295635       1,621,857         0.70       1.45       1.50       (10.40)     (10.36)
2010             1,485,639      1.438997      1.445336       2,147,157         0.25       1.45       1.50        24.44       24.51
FT VIP FRANKLIN GROWTH AND INCOME VIP FUND CLASS 2 (a)
2014             1,548,699      1.512859      1.831969       2,827,872         2.37       1.45       1.45         7.55        7.55
2013             1,718,035      1.406605      1.703295       2,916,877         2.67       1.45       1.45        27.73       27.73
2012             2,045,998      1.101251      1.333553       2,720,572         2.84       1.45       1.45        10.60       10.61
2011             1,703,557      0.995667      1.205685       2,050,579         3.37       1.45       1.45         0.92        0.92
2010             1,419,120      0.986586      1.194691       1,691,799         3.68       1.45       1.45        14.99       14.99
FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND CLASS 2 (a)
2014               342,549      1.701653      1.701653         582,899         1.09       1.45       1.45        10.83       10.83
2013               368,740      1.535370      1.535370         566,152         1.05       1.45       1.45        26.77       26.77
2012               399,532      1.211153      1.211153         483,894         0.83       1.45       1.45        10.74       10.74
2011               481,096      1.093655      1.093655         526,153         0.66       1.45       1.45        (2.94)      (2.94)
2010               608,648      1.121759      1.126731         685,782         0.86       1.45       1.50         9.91        9.97
FT VIP FRANKLIN MUTUAL SHARES VIP FUND CLASS 2 (a)
2014             1,675,546      1.840344      2.206061       3,138,317         1.96       0.65       1.50         5.51        6.43
2013             1,869,096      1.744155      2.072850       3,310,697         2.03       0.65       1.50        26.34       27.43
2012             2,238,263      1.380549      1.626692       3,130,350         1.99       0.65       1.50        12.53       13.50
2011             2,911,545      1.226813      1.433186       3,609,291         2.30       0.65       1.50        (2.53)      (1.69)
2010             3,293,217      1.258634      1.457763       4,182,362         1.52       0.65       1.50         9.53       10.47
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND CLASS 2 (a)
2014                10,863      2.253298      2.342119          25,055         0.61       1.45       1.75        (1.19)      (0.89)
2013                11,535      2.280455      2.363071          26,898         1.29       1.45       1.75        33.85       34.26
2012                12,301      1.703693      1.760043          21,405         0.79       1.45       1.75        16.32       16.67
2011                13,074      1.464709      1.508525          19,531         0.59       1.45       1.75        (5.45)      (5.16)
2010                22,548      1.549079      1.590549          35,623         0.88       1.45       1.75        25.98       26.36

(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND CLASS 2 (a)
2014             6,986,894      2.370951      1.751007       9,444,107          N/A       1.45       1.50         5.86        5.91
2013             8,091,270      2.239707      1.653239      10,323,704          N/A       1.45       1.50        36.08       36.15
2012             9,633,182      1.599473      1.214253       9,023,441          N/A       1.45       1.75         8.91        9.24
2011            11,033,556      1.468596      1.111505       9,460,957          N/A       1.45       1.75        (6.50)      (6.21)
2010            13,307,701      1.570909      1.185136      12,165,868          N/A       1.45       1.75        25.41       25.77
FT VIP TEMPLETON FOREIGN VIP FUND CLASS 2 (a)
2014             2,644,375      1.568080      1.629830       4,309,517         1.86       1.45       1.75       (12.69)     (12.42)
2013             2,936,705      1.795951      1.860980       5,464,780         2.42       1.45       1.75        20.82       21.19
2012             3,442,284      1.486490      1.535627       5,285,787         3.01       1.45       1.75        16.16       16.52
2011             3,762,924      1.279640      1.317931       4,959,039         1.72       1.45       1.75       (12.20)     (11.93)
2010             4,469,480      1.457460      1.496493       6,688,304         1.95       1.45       1.75         6.51        6.84
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2014            10,884,237      1.437412      2.675252      28,829,741         2.69       1.45       1.50         4.03        4.08
2013            12,340,469      1.381767      2.570392      31,421,013         2.45       1.45       1.50        (2.83)      (2.78)
2012            13,814,384      1.381993      2.643993      36,193,973         2.26       1.45       1.75         4.86        5.18
2011            16,118,323      1.317988      2.513855      40,180,651         2.49       1.45       1.75         5.09        5.41
2010            19,288,831      1.254020      2.384756      45,586,035         3.02       1.45       1.75         5.29        5.62
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2014            13,938,823      2.018877      5.542155      75,775,769         1.59       1.45       1.50        11.52       11.58
2013            15,750,348      1.810350      4.967193      76,766,810         1.63       1.45       1.50        29.85       29.92
2012            17,425,219      1.394172      3.823353      65,249,031         1.77       1.45       1.50        13.82       13.87
2011            20,184,202      1.224926      3.357513      66,406,271         1.58       1.45       1.50         0.22        0.27
2010            22,912,330      1.193831      3.348360      75,004,507         1.60       1.45       1.75        12.91       13.26
GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES
2014                61,643      1.200575      1.200575          74,007         0.22       1.45       1.45         2.44        2.44
2013                 8,106      1.171994      1.171994           9,500         0.04       1.45       1.45        11.92       11.92
2012                10,343      1.047135      1.047135          10,830          N/A       1.45       1.45         4.71        4.71

(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2014             4,988,491      3.592697      6.973924      34,552,611          N/A       1.45       1.50         9.43        9.49
2013             5,781,005      3.283013      6.369544      36,576,812          N/A       1.45       1.50        30.21       30.28
2012             6,637,600      2.521255      4.889132      32,245,587          N/A       1.45       1.50        17.64       17.70
2011             7,479,476      2.143174      4.153867      30,854,253          N/A       1.45       1.50        (5.41)      (5.36)
2010             8,858,852      2.265771      4.389252      38,611,760          N/A       1.45       1.50        17.57       17.63
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES
2014             5,925,252      1.286356      2.248489      13,195,978         0.30       1.45       1.75        (1.84)      (1.54)
2013             7,006,742      1.310407      2.283553      15,833,920         0.50       1.45       1.75        (1.35)      (1.05)
2012             8,072,911      1.328388      2.307823      18,419,397         0.75       1.45       1.75         0.99        1.29
2011             9,513,219      1.315424      2.278359      21,424,723         0.93       1.45       1.75         4.49        4.81
2010            12,480,818      1.258928      2.173870      26,826,039         1.74       1.45       1.75         3.35        3.67
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2014             6,172,597      2.929834      6.776537      41,494,530         0.75       1.45       1.75        11.30       11.64
2013             7,034,870      2.632265      6.069767      42,366,944         0.59       1.45       1.75        30.24       30.63
2012             8,073,485      2.021119      4.646360      37,232,788         0.92       1.45       1.75        16.12       16.47
2011             9,458,734      1.740571      3.989232      37,434,694         0.51       1.45       1.75        (8.23)      (7.95)
2010            11,033,873      1.896675      4.333767      47,459,768         0.43       1.45       1.75        22.51       22.89
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2014            13,804,250      0.953377      1.394530      19,102,719         0.01       1.45       1.75        (1.75)      (1.44)
2013            15,672,539      0.970309      1.414972      22,017,246         0.01       1.45       1.75        (1.74)      (1.44)
2012            16,606,295      0.987536      1.435713      23,667,204         0.01       1.45       1.75        (1.75)      (1.45)
2011            18,766,125      1.005090      1.456813      27,150,260         0.01       1.45       1.75        (1.74)      (1.45)
2010            22,216,310      1.022931      1.148587      32,617,833         0.01       0.80       1.75        (1.75)      (0.79)
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2014            16,303,653      1.817598      3.539846      56,651,971         0.12       1.45       1.75        11.40       11.74
2013            18,465,506      1.631631      3.168019      57,458,088         0.16       1.45       1.75        29.69       30.09
2012            20,850,739      1.258080      2.435309      49,904,545         0.44       1.45       1.75        17.54       17.89
2011            23,766,662      1.070386      2.065668      48,259,501         0.21       1.45       1.75        (4.56)      (4.27)
2010            27,060,621      1.121566      2.157844      57,407,083         0.19       1.45       1.75         8.56        8.90

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2014            11,919,820      1.333247      1.852877      21,887,557         3.30       1.45       1.75        (9.32)      (9.04)
2013            12,965,440      1.470216      2.037008      26,176,597         1.55       1.45       1.75        21.56       21.93
2012            14,733,088      1.209436      1.670596      24,405,250         1.82       1.45       1.75        18.77       19.14
2011            17,057,647      1.018272      1.402266      23,724,288         2.97       1.45       1.75       (16.65)     (16.40)
2010            19,246,714      1.221700      1.677273      32,019,399         1.24       1.45       1.75         8.16        8.49
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND SERVICE SHARES (a)
2014            11,655,099      1.764344      4.337442      49,159,705         1.12       1.45       1.75        14.15       14.50
2013            13,515,337      1.545675      3.788287      49,879,914         0.87       1.45       1.75        34.83       35.24
2012            15,201,984      1.146415      2.801198      41,516,709         1.52       1.45       1.75        12.14       12.49
2011            17,069,320      1.022276      2.490271      41,397,518         1.44       1.45       1.75         2.08        2.39
2010            19,768,518      1.001452      2.432125      46,822,941         1.22       1.45       1.75        10.63       10.97
INVESCO V.I. AMERICAN FRANCHISE FUND SERIES I SHARES
2014             3,947,699      1.648549      1.314829       5,207,204         0.04       1.45       1.75         6.54        6.87
2013             4,407,649      1.547322      1.230328       5,438,915         0.43       1.45       1.75        37.69       38.11
2012             5,155,177      1.123805      0.890860       4,607,938          N/A       1.45       1.75        11.74       12.08
2011             1,197,619      1.032282      0.794828         952,394          N/A       1.45       1.50       (14.59)     (14.56)
INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
2014             3,607,355      1.666936      1.388101       4,332,538         0.80       1.45       1.75         6.25        6.58
2013             4,454,511      1.568821      1.302426       5,016,504         1.36       1.45       1.75        26.99       27.38
2012             5,493,608      1.235411      1.022505       4,854,399         1.04       1.45       1.75        11.89       12.23
2011             5,038,450      1.104122      0.911075       3,979,927         0.93       1.45       1.75        (1.81)      (1.51)
2010             5,786,297      1.124515      0.925069       4,640,471         0.90       1.45       1.75         7.64        7.97
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2014             3,239,308      2.307164      2.255490       6,894,889          N/A       1.45       1.50        17.87       17.93
2013             2,840,467      1.957306      1.912499       5,127,636         0.69       1.45       1.50        38.43       38.50
2012             2,913,779      1.413888      1.380823       3,797,967          N/A       1.45       1.50        19.09       19.15
2011             2,638,219      1.187269      1.158935       2,886,863          N/A       1.45       1.50         2.39        2.44
2010             3,119,012      1.159555      1.131306       3,331,735          N/A       1.45       1.50         3.71        3.77

(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
INVESCO V.I. MID CAP GROWTH FUND SERIES II SHARES
2014               186,067      1.842937      1.842937         342,909          N/A       1.45       1.45         6.13        6.13
2013               227,991      1.736486      1.736486         395,904         0.22       1.45       1.45        34.62       34.62
2012               248,347      1.289894      1.289894         320,341          N/A       1.45       1.45        (2.70)      (2.70)
INVESCO V.I. VALUE OPPORTUNITIES FUND SERIES II SHARES
2014             2,664,844      1.336340      1.388961       3,700,908         1.14       1.45       1.75         4.52        4.84
2013             3,073,743      1.278507      1.324802       4,071,677         1.20       1.45       1.75        30.94       31.34
2012             3,386,828      0.976407      1.008680       3,415,913         0.98       1.45       1.75        15.60       15.95
2011             5,540,554      0.844664      0.869936       4,819,618         0.59       1.45       1.75        (5.09)      (4.80)
2010             6,658,909      0.889937      0.913768       6,084,316         0.35       1.45       1.75         5.07        5.39
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2014                 1,983      2.021866      2.021866           4,009         0.03       0.65       0.65         7.76        7.76
2013                 1,984      1.876208      1.876208           3,722         0.58       0.65       0.65        30.02       30.02
2012                 1,985      1.442968      1.442968           2,864         0.58       0.65       0.65        23.05       23.05
2011                 1,986      1.172692      1.172692           2,329         0.21       0.65       0.65        (7.55)      (7.55)
2010                16,552      1.249372      1.268425          20,718         0.21       0.65       0.80         5.63        5.79
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2014             4,983,654      1.920423      1.324623       5,353,129         0.22       1.45       1.50        11.04       11.10
2013             5,611,332      1.729445      1.192295       5,423,219         0.65       1.45       1.50        28.05       28.11
2012             6,477,888      1.350641      0.930676       4,890,705         0.43       1.45       1.50        16.51       16.57
2011             7,998,612      1.159241      0.798385       5,173,891         0.43       1.45       1.50        (6.96)      (6.91)
2010             9,420,248      1.245939      0.857668       6,540,815         0.36       1.45       1.50        12.54       12.60
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
2014                10,629      1.676933      1.676933          17,824         2.98       0.65       0.65       (12.67)     (12.67)
2013                10,634      1.920299      1.920299          20,421         3.07       0.65       0.65        13.53       13.53
2012                10,641      1.691405      1.691405          17,998         0.62       0.65       0.65        12.44       12.44
2011                10,648      1.504270      1.504270          16,017         0.38       0.65       0.65       (32.78)     (32.78)
2010                10,655      2.237817      2.237817          23,843         0.54       0.65       0.65        24.20       24.20

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
2014               395,985      1.531890      1.541838         610,526          N/A       1.45       1.50         6.93        6.98
2013               417,351      1.432609      1.441180         601,457          N/A       1.45       1.50        35.16       35.23
2012               441,597      1.059927      1.065728         470,606          N/A       1.45       1.50        14.68       14.74
2011               615,170      0.924266      0.928854         571,387          N/A       1.45       1.50        (7.57)      (7.53)
2010               766,496      0.978229      1.004458         769,345          N/A       1.45       1.75        26.94       27.33
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2014             1,287,775      2.039869      2.040314       2,627,464          N/A       1.45       1.45        (8.84)      (8.84)
2013             1,561,057      2.237651      2.238059       3,493,738          N/A       1.45       1.45        39.16       39.17
2012             1,740,793      1.607922      1.608123       2,799,408          N/A       1.45       1.45        19.15       19.15
2011             1,989,470      1.349531      1.349718       2,685,223          N/A       1.45       1.45       (11.80)     (11.79)
2010             2,087,430      1.530015      1.530164       3,194,109          N/A       1.45       1.45        33.97       33.97
MFS(R) TOTAL RETURN SERIES SERVICE CLASS
2014             2,967,634      1.714172      1.714225       5,087,187         1.68       1.45       1.45         6.67        6.67
2013             2,745,734      1.607019      1.607070       4,412,581         1.64       1.45       1.45        17.02       17.02
2012             2,984,429      1.373330      1.373367       4,098,711         2.72       1.45       1.45         9.33        9.33
2011             4,207,056      1.256188      1.256215       5,284,963         2.34       1.45       1.45         0.11        0.11
2010             4,791,633      1.249304      1.254810       6,012,538         2.55       1.45       1.50         7.99        8.04
MFS(R) UTILITIES SERIES SERVICE CLASS
2014             1,437,234      3.679765      3.680304       5,289,459         1.87       1.45       1.45        10.84       10.84
2013             1,067,619      3.319874      3.320504       3,545,033         2.06       1.45       1.45        18.47       18.47
2012             1,199,518      2.802232      2.802769       3,361,970         6.40       1.45       1.45        11.56       11.57
2011             1,282,918      2.511910      2.512085       3,222,799         3.03       1.45       1.45         4.96        4.96
2010             1,429,177      2.393278      2.393360       3,420,535         3.00       1.45       1.45        11.87       11.86
OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
2014               998,147      1.676464      1.687304       1,684,042         0.18       1.45       1.50        13.40       13.46
2013             1,131,470      1.478359      1.487159       1,682,556         0.75       1.45       1.50        27.49       27.55
2012             1,374,153      1.159604      1.165912       1,602,069         0.40       1.45       1.50        12.10       12.16
2011             1,606,121      1.034442      1.039537       1,669,564         0.11       1.45       1.50        (2.86)      (2.81)
2010             1,959,209      1.064846      1.069548       2,095,363          N/A       1.45       1.50         7.51        7.56

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
OPPENHEIMER CAPITAL INCOME FUND/VA SERVICE SHARES
2014               567,050      1.298368      1.298545         736,240         1.77       1.45       1.45         6.45        6.45
2013               741,110      1.219708      1.219903         903,938         2.17       1.45       1.45        11.20       11.20
2012               798,939      1.096883      1.096990         876,343         1.43       1.45       1.45        10.48       10.48
2011             1,695,244      0.992834      0.992927       1,683,096         2.04       1.45       1.45        (1.07)      (1.07)
2010             1,756,121      1.003596      1.003667       1,762,437         1.16       1.45       1.45        11.04       11.05
OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES
2014             1,933,933      2.135013      2.148812       4,155,507         0.88       1.45       1.50         0.52        0.58
2013             2,065,334      2.123878      2.136515       4,412,479         1.16       1.45       1.50        25.09       25.15
2012             2,156,232      1.697909      1.707147       3,680,910         1.95       1.45       1.50        19.14       19.20
2011             2,652,313      1.425164      1.432204       3,798,580         1.10       1.45       1.50        (9.90)      (9.85)
2010             3,238,993      1.581769      1.588777       5,145,962         1.25       1.45       1.50        13.97       14.03
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
2014             2,563,441      0.414617      0.417252       1,069,589         3.97       1.45       1.50         0.96        1.00
2013             3,061,697      0.410681      0.413112       1,264,808         4.59       1.45       1.50        (1.86)      (1.81)
2012             3,241,738      0.418465      0.420736       1,363,887          N/A       1.45       1.50         1.48        1.49
OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
2014               442,963      1.796085      1.807637         800,585         0.59       1.45       1.50         8.74        8.80
2013               527,752      1.651656      1.661438         876,711         0.88       1.45       1.50        29.47       29.53
2012               556,292      1.275717      1.282621         713,440         0.65       1.45       1.50        14.86       14.92
2011               748,477      1.110659      1.116107         835,322         0.66       1.45       1.50        (1.81)      (1.76)
2010               904,370      1.131150      1.136113       1,027,412         0.91       1.45       1.50        14.09       14.15
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2014             2,992,010      2.820681      2.393523       5,152,660         0.20       1.45       1.50       (14.11)     (14.06)
2013             3,524,875      3.283966      2.785220       7,059,116         0.92       1.45       1.50        (3.66)      (3.61)
2012             3,739,283      3.408670      2.889504       7,767,951         0.21       1.45       1.50         9.99       10.04
2011             4,712,969      3.099205      2.625856       8,893,123          N/A       1.45       1.50       (24.76)     (24.73)
2010             5,283,121      4.119235      3.488355      13,252,590         0.32       1.45       1.50        13.88       13.93

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31
                                    --------------                                    ------------------------------
                               UNIT FAIR     UNIT FAIR                    INVESTMENT   EXPENSE    EXPENSE     TOTAL        TOTAL
                                 VALUES        VALUES                       INCOME      RATIOS     RATIOS    RETURNS      RETURNS
                                 LOWEST       HIGHEST          NET          RATIOS      LOWEST    HIGHEST     LOWEST      HIGHEST
                  UNITS         ($) (4)       ($) (4)       ASSETS ($)      (%) (1)    (%) (2)    (%) (2)   (%) (3)(4)  (%) (3)(4)
                  -----         -------       -------       ----------      -------    -------    -------   ----------  ----------
PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
2014             1,911,682      3.669767      3.696493       7,017,069         2.30       1.45       1.45        28.67       28.67
2013             2,307,017      2.852156      2.872920       6,581,351         2.13       1.45       1.45         0.07        0.07
2012             2,405,426      2.850291      2.871040       6,857,654         2.13       1.45       1.45        14.41       14.41
2011             2,707,585      2.491365      2.509494       6,746,961         2.21       1.45       1.45         8.16        8.16
2010             3,088,565      2.303311      2.320087       7,115,338         2.43       1.45       1.45        26.68       26.68
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2014             7,257,758      1.778195      1.856599      13,416,611         1.01       1.45       1.50        (2.72)      (2.67)
2013             8,074,300      1.827928      1.907554      15,335,362         0.84       1.45       1.50        12.34       12.40
2012             8,845,022      1.581319      1.697109      14,945,426         1.20       1.45       1.75        16.37       16.72
2011            10,274,151      1.358899      1.453972      14,875,353         1.47       1.45       1.75       (14.36)     (14.10)
2010            11,504,686      1.586828      1.692647      19,373,293         0.89       1.45       1.75        12.46       12.80

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements forSeparate Account VA-K of Commonwealth Annuity and Life Insurance Company

     Financial Statements Included in Part C
     None

(b)  EXHIBITS

EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

EXHIBIT 3    (a)    Consolidated Underwriting and Administrative Service
                    Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch
                    Securities, Inc was previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration
                    Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (b) Form of Service Agreement among Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (c) Service Agreement dated March 13, 2012 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

             (d) Shared Service Agreement dated August 5, 2010 by and between Commonwealth Annuity and Epoch Securities was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. . Amendment No. 1 dated January 1, 2014 to Shared Services Agreement between Epoch Securities Inc. and Commonwealth is filed herewith.

EXHIBIT 4    (a)    Specimen Application Form A was previously filed on
                    April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form
                    B was previously filed on April 30, 1996 in Post-Effective
                    Amendment No. 11, and is incorporated by reference herein.

                    Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241 -01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

                    TSA Endorsement 4012-07 (Rev. 12-08) was previously filed on April 30, 2010 in Registrant's Post-

                    Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

EXHIBIT 7    (a)    Variable Annuity GMDB Reinsurance Agreement between
                    Commonwealth Annuity and Life Insurance Company and (Canada
                    Life) effective as of December 31, 2012 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34
                    (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

             (b) Variable Annuity GMDB Reinsurance Agreement between Commonwealth Annuity and Life Insurance Company and (Canada
                    Life) effective as of March 31, 2012 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

             (c) Recapture and Release Agreement by and between Commonwealth Annuity and Life Insurance Company and Ariel Capital Reinsurance Company Limited dated April 1, 2013 is filed herewith.

             (d) Coinsurance and Modified Coinsurance Agreement by and between Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity and Life Reinsurance Company Limited dated May 1, 2013 is filed herewith.

EXHIBIT 8    (a)    Third Party Administrator Agreement (TPA) between se2, Inc.,
                    Security Distributors, Inc. and Commonwealth Annuity and
                    Life Insurance Company dated April 1, 2013 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34
                    (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

             (b) Work Assignment dated April 1, 2013 by and between se2, Inc., Security Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

             (c)    Directors' Powers of Attorney are filed herewith.

EXHIBIT 9 Opinion of Counsel was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

EXHIBIT 11          None.

EXHIBIT 12          None.

EXHIBIT 13   (a)    Amendment to the Delaware VIP Trust Participation Agreement
                    dated December 31, 2007 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32
                    (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811- 6293, and is incorporated by reference herein.

                    Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

             (b) Amendment dated May 1, 2013 to the Participation Agreement with T. Rowe Price was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

             (c) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                    Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (d) Amendment No. 1 dated April 30, 2010 and Amendment to the Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein

                    Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (e) Amendment dated January 15, 2013 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated August 16, 2010 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment No. 2 dated May 1, 2009 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amendment No. 1 dated June 5, 2007 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (f) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

                    Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

             (g) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                    Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

                    Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

             (h) Supplement dated April 29, 2012 to Participation Agreements (SVS I and SVS II) dated May 1, 2002 with Deutsche Investment Management Americas Inc (formerly Scudder Investments Inc.) and DWS Investments Distributors, Inc. (formerly Scudder Distributors) was previously filed on April 25, 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Participation Agreements (SVS I and SVS II) dated May 1, 2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein..

             (i) Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 29, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

                    Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

             (j) Eaton Vance Participation Agreement dated February 15, 2001 was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

             (k) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Pre- Effective Amendment No. 1 (Registration Statement No.
                    33-157121/811-22024), and is incorporated by reference herein.

                    Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

             (l) Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 Post- Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811- 6293), and is incorporated by reference herein.

                    The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 (Registration Statement No. 333-11377/811-7799), and is incorporated by reference herein.

             (m) Amendment dated May 1, 2012, Amendment dated May 1, 2011, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                    Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             (n) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 were previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and are incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

     7 World Trade Center
     250 Greenwich Street
     New York, NY 10007

----------
*Denotes Board of Directors

     (1)  82 Hopmeadow Street, Second Floor, Simsbury, CT 06089
     (2)  2250 Point Blvd, Suite 245, Elgin, IL 60123
     (3)  P.O. Box 1842, Wilson, WY 83014
     (4)  132 Turnpike Road, Suite 210, Southborough, MA 01772
     (5)  19 Par-La-Ville Road, Hamilton HM 11, Bermuda
     (6)  One Forethought Center, Batesville, IN 47006

NAME                                                  POSITION OR OFFICE WITH DEPOSITOR
---------------------------------------------------------------------------------------------------------
Allan Levine*                Director
Nicholas H. von Moltke*      Director, President and Chief Executive Officer
Hanben Kim Lee*              Director and Executive Vice President
Gilles M. Dellaert*          Director, Executive Vice President and Chief Investment Officer
Kathleen M. Redgate*         Director
Richard V. Spencer* (3)      Director
Michael Reardon* (4)         Director
Samuel Ramos                 Executive Vice President, General Counsel and Secretary
Scott D. Silverman (5)       Senior Vice President and Assistant Secretary
John J. Fowler (4)           Senior Vice President, Chief Financial Officer and Treasurer
Peter Cai                    Chief Risk Officer
Joel Volcy (4)               Senior Vice President and Chief Operating Officer
Brian Hendry                 Senior Vice President
Jonathan Hecht               Senior Vice President
Robert E. Winawer (4)        Senior Vice President
Robert J. Egan (4)           Senior Vice President and Chief Actuary and Valuation Actuary

Jane Grosso (4)              Senior Vice President and Controller
Deva Mishra                  Senior Vice President
Phillip Sherrill             Senior Vice President
Kevin Leavey (4)             Vice President and Product Actuary
Justin MacNeil (4)           Senior Vice President
Jason Roach (4)              Senior Vice President
Margot K. Wallin (4)         Vice President, Chief Compliance Officer, SIU Officer, and AML Officer
Elizabeth Gioia (1)          Vice President and 38a-1 Chief Compliance Officer
Sheila B. St. Hilaire (4)    Vice President, Assistant General Counsel and Assistant Secretary
Virginia Johnson (4)         Vice President, Assistant General Counsel and Assistant Secretary
Gary Silber                  Senior Vice President, Assistant General Counsel and Assistant Secretary
Kevin Kimmerling (6)         Vice President, Assistant General Counsel and Assistant Secretary
Sarah Patterson (1)          Vice President, Assistant General Counsel and Assistant Secretary
Michael J. O'Neill (2)       Vice President of Marketing-403(b)
Valerie F. Zablocki (4)      Vice President
Brian R. Salvi (4)           Vice President
Gregory Antonuccio (4)       Vice President
Andrew Byers (4)             Vice President
Jason Izzo (4)               Vice President

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                     GLOBAL ATLANTIC FINANCIAL GROUP LIMITED

These entities are directly or indirectly controlled by or under common control with the Company.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|-----------------------
                                                    |   LIFE   |                      |
                                                    |  LIMITED |                      |
                                                    | (Bermuda)|                      |
                                                    ------------                      |
                                                          |                           |
                                                         100%                         |
                                                          |                           |
                                                           ------------               |
                                                           |  GLOBAL  |               |
                                                           | ATLANTIC |               |
                          ---------------------------------|  (FIN)   |--------      100%
                          |                                | COMPANY  |       |       |
                        100%                               |(Delaware)|       |       |
                          |                                ------------       |       |
                   ---------------                                |           |       |
                   | FORETHOUGHT |                               21%          |       |
                   |  FINANCIAL  |                                |           |       |
                   |   GROUP,    |                                |           |       |
                   |     INC.    |                                |           |       |
                   | (Delaware)  |                                |           |       |
                   ---------------                                |           |       |
                          |                                       |           |       |
                          |                                       |           |       |
     ---------------------------------------------------          |           |       |
     |                |              |                 |          |           |       |
    100%             100%           100%              100%        |           |   ----------------
     |                |              |                 |          |           |   | COMMONWEALTH |
--------------- --------------- ---------------- ---------------  |           |   |   RE MIDCO   |
| FORETHOUGHT | | FORETHOUGHT | |  FORETHOUGHT | | FORETHOUGHT |  |           |   |    LIMITED   |
|    CAPITAL  | | INVESTMENT  | | DISTRIBUTORS,| |  SERVICES,  |  |           |   |   (Bermuda)  |
|   FUNDING,  | |  ADVISORS,  | |     LLC      | |     LLC     |  |           |   ----------------
|     INC.    | |     LLC     | |  (Delaware)  | |  (Delaware) |  |           |       |
|  (Delaware) | |  (Indiana)  | |              | |             |  |           |      100%
--------------- --------------- ---------------  ---------------  |           |       |
                                                   |   |          |           |   ----------------
                                                   |  79%         |           |   | COMMONWEALTH |
                                                   |   |  -----------------   |   |    ANNUITY   |
                                                   |   |  | COMMONWEALTH  |   |   |   AND LIFE   |
                                                   |   |--|   ANNUITY &   |   |   |  REINSURANCE |
                                                   |      |     LIFE      |   |   |    COMPANY   |
     -----------------------------------------------      |   INSURANCE   |   |   |    LIMITED   |
     |           |                 |                      |    COMPANY    |   |   |   (Bermuda)  |
     |           |                 |                      |(Massachusetts)|   |   ----------------
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |  -------------
    100%        5%    95%          5%      95%             100%              100%       |        100% |  EPOCH    |
     |           |     |           |        |               |                 |         |          |  |SECURITIES,|
------------ ---------------      ---------------   -----------------   ------------    |          ---|   INC.    |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |  |(Delaware) |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |  -------------
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                      | COMPANY  |
                                                                                                      |(Delaware)|
                                                                                                      ------------









-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                                          |           (Bermuda)          |
                                          --------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Reinsurance company     Commonwealth Re Midco                  100%
Life Reinsurance Company                           Limited
Limited
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Epoch Securities, Inc.     Registered              Global Atlantic (Fin)                  100%
                           broker/dealer           Co
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Forethought Distributors,  Securities              Forethought Financial                  100%
LLC                        Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Investment     Investment advisor      Forethought Financial                  100%
Advisors, Inc.             registered with SEC     Group, Inc
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Global Atlantic                        100%
Company                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2015, there were 12,962 Contract holders of qualified Contracts and 5,213 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by -law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (b)

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

               7 World Trade Center
               250 Greenwich Street
               New York, NY 10007

----------
    (1) 132 Turnpike Road, Suite 210, Southborough, MA 01772
    (2) 19 Par-La-Ville Road, Hamilton HM 11, Bermuda
    (3) 4405 Cox Road, Suite 150, Glen Allen, VA 23060

NAME                                   POSITION OR OFFICE WITH UNDERWRITER
-----------------------------------------------------------------------------------
Nicholas H. von Moltke        Director, President and Chief Executive Officer
Hanben K. Lee                 Director and Executive Vice President
Gilles M. Dellaert            Director
Kathleen M. Redgate           Director
Joel Volcy (1)                Chief Operating Officer
Margot  K. Wallin (1)         Chief Compliance Officer and Senior Vice President
Jeffrey Harpel (3)            Chief Financial Officer
Samuel Ramos*                 General Counsel and Secretary
Andrew Byers (1)              Vice President and Advertising Principal
Virginia H. Johnson (1)       Assistant Secretary
Gary Silber (1)               Assistant Secretary
Scott D. Silverman (2)        Assistant Secretary
Sheila B. St. Hilaire (1)     Assistant Secretary

(c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                        (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL       DISCOUNTS AND     (3) COMPENSATION  (4) BROKERAGE   (5) OTHER
UNDERWRITER                  COMMISSIONS       ON REDEMPTION     COMMISSIONS   COMPENSATION
----------------------  --------------------  ----------------  -------------  ------------
Epoch Securities, Inc.          None                None             N/A           N/A

As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Epoch Securities, Inc. , the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2014. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by se2, Inc. at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a toll-free number to obtain a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP- 6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

     Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (I) the restrictions on withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 20th day of April, 2015.

                            SEPARATE ACCOUNT VA-K OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                 By: /s/ Sarah M. Patterson
                     ----------------------------------------------------------
                     Sarah M. Patterson, Vice President, Assistant General Counsel, and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                  SIGNATURES                                              TITLE                                  DATE
----------------------------------------------   -------------------------------------------------------   ----------------

/s/ John J. Fowler                               Senior Vice President, Chief Financial Officer and         April 20, 2015
----------------------------------------------   Treasurer
John J. Fowler

Allan S. Levine*                                 Chairman of the Board
----------------------------------------------

Kathleen M. Redgate*                             Director
----------------------------------------------

Nicholas H. von Moltke*                          Director, President and Chief Executive Officer
----------------------------------------------

Richard V. Spencer*                              Director
----------------------------------------------

Hanben K. Lee*                                   Director and Executive Vice President
----------------------------------------------

Gilles M. Dellaert*                              Director, Executive Vice President and Chief Investment
----------------------------------------------   Officer

Michael A. Reardon*                              Director
----------------------------------------------

/s/ Jane S. Grosso                               Senior Vice President and Controller (Chief Accounting
----------------------------------------------   Officer)
Jane S. Grosso

*Sarah M. Patterson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 7, 2015 duly executed by such persons.

/s/ Sarah M. Patterson
------------------------------------------------
Sarah M. Patterson, Attorney-in-Fact

(33-39702) Exec Annuity Plus/Allmerica Advantage

                                  EXHIBIT TABLE

Exhibit 3(d)     Amendment No. 1 dated January 1, 2014 to Shared Services Agreement between Epoch Securities Inc. and Commonwealth

Exhibit 8(c)     Directors' Powers of Attorney

Exhibit 10       Consent of Independent Registered Public Accounting Firm